Fidelity ®

U.S. Bond Index
Fund

Annual Report

February 28, 2003 (2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity ® US Bond Index	10.15%	43.85%	100.64%
LB Aggregate Bond	9.91%	44.24%	101.93%
Intermediate Investment-Grade Debt Funds	8.24%	36.85%	87.19%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity US Bond Index	10.15%	7.54%	7.21%
LB Aggregate Bond	9.91%	7.60%	7.28%
Intermediate Investment-Grade Debt Funds	8.24%	6.46%	6.45%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Performance - continued

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Fidelity ® U.S. Bond Index Fund on February 28, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Dividends and Yield

Periods ended February 28, 2003	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.24¢	22.54¢	49.42¢
Annualized dividend rate	3.74%	4.06%	4.48%
30-day annualized yield	3.39%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.27 over the past one month, $11.20 over the past six months and $11.04 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 3.21%.

Annual Report

Fund Talk: The Manager's Overview

An interview with Ford O'Neil, Portfolio Manager of Fidelity U.S. Bond Index Fund

Q. How did the fund perform, Ford?

A. It was a good period for both bonds and the fund. For the 12 months ending February 28, 2003, the fund returned 10.15%. To get a sense of how the fund did relative to its competitors, the intermediate investment-grade debt funds average returned 8.24%, according to Lipper Inc. Additionally, the Lehman Brothers Aggregate Bond Index - which tracks the types of securities in which the fund invests - returned 9.91%.

Q. What fueled bonds during the past year?

A. A favorable interest rate environment, spurred by sluggish economic growth and waning concerns about inflation - which ultimately were replaced by fears of deflation - prompted generally lower interest rates and bond yields, as well as higher bond prices. Lackluster corporate profits and slumping stock prices also helped energize demand for investment-grade debt. Throughout much of the period, demand was strongest for the highest-quality bonds, namely U.S. Treasury and agency securities, but quite stunted for riskier assets such as corporate bonds. Corporates were plagued by the same profitability concerns that weighed on stocks, as well as widespread credit-rating downgrades. But from about mid-October through the end of the period, corporates gained ground relative to government bonds, boosted by stronger demand from investors seeking higher yields and by a growing sense that corporations were intent on fixing their balance sheets. Mortgage securities, despite their increased price volatility caused by record amounts of home loan refinancing and prepayments, performed well throughout the past 12 months, benefiting from robust demand for high-quality, higher-yielding investments. (Portfolio Manager photograph)

Q. Given that backdrop, how did each major segment of the Lehman Brothers Aggregate Bond Index perform?

A. For the 12-month period ending February 28, 2003, corporate securities, which accounted for nearly 27% of the index at the end of the period, returned 11.31%; mortgage-backed securities, at about 35% of the index, returned 7.51%; and agency securities, at about 13% of the index, returned 10.69%. Those returns compare to the 11.61% return of U.S. Treasury securities, which made up about 22% of the index.

Q. What helped the fund outpace its Lipper peer average and Lehman Brothers benchmark?

A. The fund's overweighted position in mortgage securities was a positive influence on performance. Although falling interest rates triggered several massive waves of prepayments - which investors typically dislike because it potentially forces them to reinvest the proceeds at lower interest rates - the yield advantage mortgages offered and the strong demand for these relatively high-quality, high-yielding securities helped boost their prices. My focus on securities with strong cash-flow protection characteristics that made them less vulnerable to being prepaid was a favorable strategy. Newly issued current-coupon mortgages in the 4%-6% range helped performance. Our positions in commercial mortgage-backed securities (CMBS) and collateralized mortgage securities (CMOs) - both of which can be less susceptible to prepayment pressures - also factored into the fund's outperformance.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What other strategies contributed to the fund's outperformance?

A. Given the heightened credit risk that dogged the corporate bond market throughout much of the past year, assuming a relatively conservative posture helped. While we weren't immune to troubled securities, good research, diversification and credit analysis - supported by thorough knowledge of company management teams - enabled us to own more of the right names, while avoiding several prominent issuers that were downgraded. This resource and information advantage helped us limit our downside versus the Lehman Brothers index and our Lipper peer group average. However, the fund was hurt by a few gas and electric utilities that stumbled badly, specifically those with unregulated subsidiaries engaged in energy trading and power production that were hampered by heavy debt and overcapacity. We offset some of these losses by overweighting strong-performing banks with solid balance sheets and scant credit problems. Using the sector's volatility to our advantage and sticking with our investment process also allowed us to generate additional returns by snapping up beaten-down BBB-rated telecommunications, cable and media securities that rebounded strongly after we bought them. We further benefited by allocating part of the fund to the Fidelity Ultra-Short Central Fund, a diversified internal pool of assets designed to increase returns on cash-like investments with more efficiency.

Q. What's your outlook for the investment-grade bond market over the next six months or so?

A. Signs that the economy is recovering could prompt a tighter monetary policy on the part of the Federal Reserve Board, which could cause short-term Treasury yields to rise, the yield curve to flatten - meaning the difference between short-term and long-term yields will diminish - mortgage prepayment activity to slow, and corporates and mortgages to outperform by comparison. But it's important for shareholders to remember that because the fund's goal is to provide results consistent with the overall bond market as measured by the Lehman Brothers Aggregate Bond Index, the fund's performance likely will mirror the direction of the market itself.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Facts

Goal: to provide results consistent with those of the Lehman Brothers Aggregate Bond Index

Start date: March 8, 1990

Size: as of February 28, 2003, more than $4.8 billion

Manager: Ford O'Neil, since 2001; co-manager, VIP: Asset Manager and Asset Manager: Growth Portfolios, since 2001; several Fidelity bond funds; joined Fidelity in 1990

3

Ford O'Neil on the fund's approach to security and sector selection:

"The fund's benchmark - the Lehman Brothers Aggregate Bond Index - is made up of more than 7,000 individual securities. Although the fund's goal is to track the performance of the index, it would be impractical to invest in each of those securities because it would trigger far too many expenses that ultimately would be passed on to shareholders. So my approach is to create a portfolio that mirrors the characteristics of the index - including maturity, interest rate sensitivity, sector allocation, credit quality and others - by investing in representative securities I believe will provide a better total return. At least 80% of the securities I own must be included in the index. Occasionally, I'll slightly overweight a given sector if I believe it offers clear value over another, or underweight one if I think it's overvalued. But beyond that, I choose securities that share the characteristics with those in the index. With the help of Fidelity's research team, I consider how the index is allocated among bonds with various sensitivities to interest rate changes. I then identify securities that will give the fund the same overall interest rate sensitivity of the index, and repeat that process for other characteristics."

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of February 28, 2003 *	As of August 31, 2002 **
U.S.Government and U.S.Government Agency Obligations 69.9%	U.S.Government and U.S.Government Agency Obligations 63.2%
AAA 6.2%	AAA 6.8%
AA 3.6%	AA 2.9%
A 10.8%	A 12.5%
BBB 10.5%	BBB 12.6%
BB and Below 0.8%	BB and Below 1.0%
Not Rated 0.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets***(1.8)%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of February 28, 2003
6 months ago
Years	5.1	6.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2003
6 months ago
Years	3.9	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2003 *	As of August 31, 2002 **
Corporate Bonds 22.4%	Corporate Bonds 25.8%
U.S. Government and Government Agency Obligations 69.9%	U.S. Government and Government Agency Obligations 63.2%
Asset-Backed Securities 4.9%	Asset-Backed Securities 5.1%
CMOs and Other Mortgage Related Securities 3.4%	CMOs and Other Mortgage Related Securities 3.7%
Other Investments 1.2%	Other Investments 1.2%
Short-Term Investments and Net Other Assets*** (1.8)%	Short-Term Investments and Net Other Assets 1.0%

* Foreign investments	4.9%	** Foreign investments	4.9%
* Futures and Swaps	0.3%	** Futures and Swaps	0.0%

***Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments February 28, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.5%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 9,280	$ 10,497
Internet & Catalog Retail - 0.2%
USA Interactive 7% 1/15/13 (c)	7,000	7,420
Media - 1.2%
AOL Time Warner, Inc.:
5.625% 5/1/05	5,900	6,109
7.7% 5/1/32	3,050	3,248
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	3,000	3,210
Clear Channel Communications, Inc.:
5.75% 1/15/13	4,100	4,241
6% 11/1/06	2,075	2,231
Continental Cablevision, Inc. 8.3% 5/15/06	5,000	5,620
Cox Communications, Inc.:
6.75% 3/15/11	6,000	6,625
7.125% 10/1/12	7,345	8,359
News America Holdings, Inc. 7.75% 12/1/45	3,700	4,042
News America, Inc. 7.3% 4/30/28	9,200	9,773
Shaw Communications, Inc. yankee 7.2% 12/15/11	2,150	1,973
TCI Communications, Inc. 9.8% 2/1/12	3,500	4,325
		59,756
Multiline Retail - 0.4%
Target Corp. 6.35% 1/15/11	7,500	8,422
Wal-Mart Stores, Inc. 6.875% 8/10/09	11,000	13,056
		21,478
TOTAL CONSUMER DISCRETIONARY		99,151
CONSUMER STAPLES - 0.9%
Food & Drug Retailing - 0.3%
Kroger Co. 8.05% 2/1/10	6,455	7,594
Safeway, Inc. 5.8% 8/15/12	5,000	5,321
		12,915
Food Products - 0.2%
ConAgra Foods, Inc.:
6.7% 8/1/27	4,000	4,581
6.75% 9/15/11	6,000	6,929
		11,510
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 0.1%
Clorox Co. 6.125% 2/1/11	$ 5,000	$ 5,547
Tobacco - 0.3%
Philip Morris Companies, Inc.:
7% 7/15/05	1,015	1,111
7.65% 7/1/08	4,600	5,342
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	4,500	4,700
7.75% 5/15/06	3,500	3,819
		14,972
TOTAL CONSUMER STAPLES		44,944
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Kinder Morgan, Inc. 6.5% 9/1/12	6,390	6,971
Oil & Gas - 0.5%
Barrett Resources Corp. 7.55% 2/1/07	1,215	1,130
Pemex Project Funding Master Trust:
6.125% 8/15/08 (c)	7,500	7,622
7.375% 12/15/14 (c)	830	845
7.875% 2/1/09 (c)	5,370	5,840
Petroleos Mexicanos 6.5% 2/1/05 (c)	4,010	4,271
The Coastal Corp.:
7.75% 10/15/35	1,760	1,302
9.625% 5/15/12	5,375	4,515
		25,525
TOTAL ENERGY		32,496
FINANCIALS - 11.8%
Banks - 2.3%
Bank of America Corp. 4.875% 1/15/13	2,790	2,846
Bank One Corp. 6.5% 2/1/06	2,560	2,855
Bank One NA, Chicago 3.7% 1/15/08	11,005	11,232
BankBoston NA 7% 9/15/07	5,143	5,857
Barnett Banks, Inc. 10.875% 3/15/03	1,020	1,023
Capital One Bank 6.5% 7/30/04	7,230	7,350
First Tennessee National Corp. 6.75% 11/15/05	1,540	1,682
FleetBoston Financial Corp. 4.875% 12/1/06	7,300	7,769
HSBC Holdings PLC 5.25% 12/12/12	4,000	4,162
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Korea Development Bank 7.375% 9/17/04	$ 4,500	$ 4,847
Landesbank Baden-Wurttemberg 6.35% 4/1/12	9,625	11,028
MBNA Corp. 7.5% 3/15/12	5,960	6,601
Mellon Financial Co. 6.7% 3/1/08	5,000	5,741
Merita Bank Ltd. yankee 6.5% 1/15/06	2,100	2,313
NationsBank Corp. 6.375% 2/15/08	4,750	5,368
PNC Funding Corp. 7.5% 11/1/09	7,000	8,255
Royal Bank of Scotland Group PLC 7.648% 12/31/49 (f)	3,935	4,697
Union Planters Corp. 6.75% 11/1/05	1,500	1,649
Washington Mutual, Inc.:
4.375% 1/15/08	5,830	6,109
5.625% 1/15/07	8,770	9,546
		110,930
Diversified Financials - 8.2%
Amvescap PLC yankee 5.9% 1/15/07	3,300	3,543
Burlington Resources Finance Co. 6.68% 2/15/11	5,000	5,670
CIT Group, Inc.:
7.125% 10/15/04	655	694
7.75% 4/2/12	4,235	4,838
Citigroup, Inc. 7.25% 10/1/10	8,000	9,441
Countrywide Home Loans, Inc.:
5.5% 2/1/07	7,500	8,059
5.625% 5/15/07	1,500	1,625
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	1,825	1,988
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,320	1,239
7.92% 5/18/12	5,000	3,733
Deutsche Bank Financial LLC 5.375% 3/2/15	6,300	6,397
Deutsche Telekom International Finance BV 8.75% 6/15/30	11,700	13,734
Diageo Capital PLC yankee 7.25% 11/1/09	4,000	4,776
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (c)	993	944
Ford Motor Credit Co.:
5.8% 1/12/09	19,850	18,604
7.375% 10/28/09	5,000	4,942
7.75% 3/15/05	8,000	8,295
7.875% 6/15/10	2,500	2,498
Foster's Finance Corp. 6.875% 6/15/11 (c)	5,000	5,727
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
General Electric Capital Corp. 6% 6/15/12	$ 19,895	$ 21,721
General Motors Acceptance Corp.:
6.875% 9/15/11	10,510	10,534
7.75% 1/19/10	2,820	2,989
Goldman Sachs Group, Inc.:
4.125% 1/15/08	5,585	5,740
6.6% 1/15/12	5,000	5,582
Household Finance Corp.:
5.875% 2/1/09	3,720	3,990
6.375% 10/15/11	9,925	10,748
6.375% 11/27/12	5,595	6,125
6.5% 1/24/06	795	865
6.75% 5/15/11	6,000	6,640
7% 5/15/12	1,575	1,783
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	8,040	10,157
ING Capital Funding Trust III 8.439% 12/31/10	2,800	3,308
J.P. Morgan Chase & Co.:
4% 2/1/08	5,000	5,058
5.35% 3/1/07	7,600	8,134
5.75% 1/2/13	4,500	4,705
Lehman Brothers Holdings, Inc.:
6.625% 1/18/12	7,500	8,476
7.75% 1/15/05	4,800	5,279
Merrill Lynch & Co., Inc. 4% 11/15/07	15,225	15,547
Monumental Global Funding II 3.85% 3/3/08 (c)	8,300	8,430
Morgan Stanley:
5.3% 3/1/13	5,000	5,070
5.8% 4/1/07	6,125	6,714
6.6% 4/1/12	5,000	5,587
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	740	788
NiSource Finance Corp.:
7.625% 11/15/05	4,060	4,500
7.875% 11/15/10	3,675	4,288
Pepsi Bottling Holdings, Inc. 5.625% 2/17/09	7,000	7,677
Petronas Capital Ltd. 7% 5/22/12 (c)	14,900	16,463
Pitney Bowes Credit Corp. 5.75% 8/15/08	6,000	6,687
Popular North America, Inc. 6.125% 10/15/06	6,420	6,976
SLM Corp.:
3.625% 3/17/08	5,000	5,038
5.375% 1/15/13	10,000	10,518
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	$ 7,100	$ 7,984
Sprint Capital Corp.:
6.125% 11/15/08	5,000	4,650
6.875% 11/15/28	4,990	4,117
State Street Corp. 7.65% 6/15/10	5,000	6,067
Textron Financial Corp. 7.125% 12/9/04	7,000	7,544
TIAA Global Markets, Inc. 5% 3/1/07 (c)	4,505	4,812
TXU Eastern Funding yankee 6.75% 5/15/09 (a)	1,200	102
Unilever Capital Corp. 7.125% 11/1/10	7,000	8,365
Verizon Global Funding Corp.:
4% 1/15/08	3,350	3,384
7.25% 12/1/10	7,500	8,730
7.375% 9/1/12	4,680	5,528
Verizon Wireless Capital LLC 5.375% 12/15/06	4,150	4,427
		398,574
Insurance - 0.3%
American General Corp. 7.5% 8/11/10	5,000	6,006
Principal Life Global Funding I:
5.125% 6/28/07 (c)	4,000	4,283
6.25% 2/15/12 (c)	2,600	2,847
		13,136
Real Estate - 1.0%
Arden Realty LP:
7% 11/15/07	5,105	5,589
8.875% 3/1/05	2,180	2,407
AvalonBay Communities, Inc.:
5% 8/1/07	4,620	4,779
6.58% 2/15/04	2,000	2,089
Boston Properties, Inc. 6.25% 1/15/13 (c)	6,500	6,858
Camden Property Trust 5.875% 11/30/12	5,960	6,246
CarrAmerica Realty Corp. 5.25% 11/30/07	8,635	8,906
CenterPoint Properties Trust 6.75% 4/1/05	4,600	4,900
ProLogis 5.5% 3/1/13	5,085	5,199
Vornado Realty Trust 5.625% 6/15/07	3,585	3,702
		50,675
TOTAL FINANCIALS		573,315
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 8.2% 12/1/09	$ 5,000	$ 6,190
Raytheon Co.:
6.5% 7/15/05	7,000	7,539
8.3% 3/1/10	2,500	2,973
		16,702
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 6.75% 2/15/11	14,465	13,669
Road & Rail - 0.1%
Wisconsin Central Transportation Corp. 6.625% 4/15/08	3,150	3,560
TOTAL INDUSTRIALS		33,931
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc.:
6.75% 2/1/06	2,950	3,105
8% 11/1/11	6,640	7,105
		10,210
Computers & Peripherals - 0.2%
NCR Corp. 7.125% 6/15/09 (c)	7,725	8,167
TOTAL INFORMATION TECHNOLOGY		18,377
MATERIALS - 0.5%
Chemicals - 0.1%
Rohm & Haas Co. 7.4% 7/15/09	6,000	6,924
Metals & Mining - 0.3%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,200	3,409
Falconbridge Ltd. yankee 7.35% 6/5/12	8,000	8,514
		11,923
Paper & Forest Products - 0.1%
Weyerhaeuser Co. 6.75% 3/15/12	4,400	4,859
TOTAL MATERIALS		23,706
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	$ 4,529	$ 5,400
AT&T Corp.:
6% 3/15/09	450	452
7% 11/15/06	5,000	5,338
7.8% 11/15/11	8,500	9,226
Citizens Communications Co. 8.5% 5/15/06	9,195	10,271
France Telecom SA 9.25% 3/1/11	13,000	15,399
Koninklijke KPN NV yankee 8% 10/1/10	4,000	4,736
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	1,105	1,173
Telefonica Europe BV 7.75% 9/15/10	8,598	10,121
Telefonos de Mexico SA de CV 8.25% 1/26/06	5,000	5,506
TELUS Corp. yankee 8% 6/1/11	7,500	7,603
Verizon New York, Inc. 6.875% 4/1/12	1,050	1,207
		76,432
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	2,000	2,130
7.875% 3/1/11	5,500	5,844
8.75% 3/1/31	3,905	4,149
Vodafone Group PLC 7.875% 2/15/30	6,000	7,424
		19,547
TOTAL TELECOMMUNICATION SERVICES		95,979
UTILITIES - 2.5%
Electric Utilities - 1.7%
Constellation Energy Group, Inc.:
6.125% 9/1/09	665	717
7% 4/1/12	2,790	3,111
Detroit Edison Co. 6.125% 10/1/10	4,735	5,263
Dominion Resources, Inc. 6.25% 6/30/12	5,785	6,319
Exelon Generation Co. LLC 6.95% 6/15/11	4,680	5,193
FirstEnergy Corp. 6.45% 11/15/11	4,385	4,494
Massachusetts Electric Co. 6.78% 11/20/06	2,000	2,209
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,555	3,627
5.875% 10/1/12	6,915	7,237
Monongahela Power Co. 5% 10/1/06	4,845	4,758
Niagara Mohawk Power Corp. 7.75% 5/15/06	5,000	5,670
Oncor Electric Delivery Co. 6.375% 1/15/15 (c)	4,785	5,145
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
PSI Energy, Inc. 6.65% 6/15/06	$ 5,025	$ 5,412
Public Service Co. of Colorado 7.875% 10/1/12 (c)	4,990	5,987
Southern Power Co. 6.25% 7/15/12	8,110	8,879
TECO Energy, Inc. 7% 5/1/12	9,340	8,032
		82,053
Gas Utilities - 0.6%
Consolidated Natural Gas Co.:
5.375% 11/1/06	4,370	4,698
6.85% 4/15/11	1,700	1,951
Kinder Morgan Energy Partners LP 7.3% 8/15/33	9,000	10,145
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	4,965	5,362
Tennessee Gas Pipeline Co. 6% 12/15/11	1,245	1,052
Texas Eastern Transmission Corp.:
5.25% 7/15/07	1,630	1,683
7.3% 12/1/10	3,000	3,337
		28,228
Multi-Utilities & Unregulated Power - 0.2%
Duke Energy Corp. 3.75% 3/5/08 (c)	4,165	4,194
Williams Companies, Inc.:
7.125% 9/1/11	6,200	5,208
7.5% 1/15/31	1,995	1,506
		10,908
TOTAL UTILITIES		121,189
TOTAL NONCONVERTIBLE BONDS (Cost $973,601)		1,043,088
U.S. Government and Government Agency Obligations - 29.9%

U.S. Government Agency Obligations - 8.7%
Fannie Mae:
3.625% 4/15/04	845	866
4.25% 7/15/07	137,500	146,125
4.75% 1/2/07	8,900	9,502
5.125% 2/13/04	1,250	1,295
5.25% 4/15/07	177,740	195,871
Fannie Mae - coupon STRIPS 0% 10/8/04	1,000	972
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac participation certificates:
3.5% 9/15/07	$ 21,900	$ 22,584
3.75% 4/15/04	1,940	1,993
5.875% 3/21/11	14,275	15,893
6.25% 7/15/32	1,636	1,889
6.75% 3/15/31	2,425	2,964
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,532	1,721
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	329	340
Series 1993-D, 5.23% 5/15/05	180	186
Series 1995-A, 6.28% 6/15/04	2,393	2,485
Series 1995-B, 6.13% 6/15/04	3,000	3,118
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	417	425
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1998-196A, 5.926% 6/15/05	1,155	1,265
Private Export Funding Corp. secured:
5.48% 9/15/03	325	329
5.65% 3/15/03	159	159
5.8% 2/1/04	380	395
6.86% 4/30/04	205	217
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	7,500	8,322
5.96% 8/1/09	3,600	3,989
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		422,905
U.S. Treasury Obligations - 21.2%
U.S. Treasury Bonds:
6.125% 8/15/29	33,940	40,629
6.25% 5/15/30	116,025	141,455
6.625% 2/15/27	78,000	98,317
8% 11/15/21	54,717	77,698
12% 8/15/13	70,500	102,746
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.375% 4/30/04	$ 68,607	$ 70,279
5% 8/15/11	55,000	60,902
6.5% 2/15/10	62,505	75,192
6.75% 5/15/05	290,310	322,539
7% 7/15/06	30,931	35,832
TOTAL U.S. TREASURY OBLIGATIONS		1,025,589
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,396,022)		1,448,494
U.S. Government Agency - Mortgage Securities - 38.6%

Fannie Mae - 29.1%
5% 3/1/18 to 4/1/18 (d)	304,265	312,111
5.5% 1/1/09 to 1/1/32	43,842	45,972
5.5% 3/1/18 to 3/13/33 (d)(e)	327,135	335,479
6% 8/1/13 to 12/1/24	75,875	79,705
6% 3/1/33 (d)	150,000	156,000
6.5% 10/1/15 to 11/1/32	271,705	285,323
6.5% 3/1/33 (d)	125,634	131,405
7% 3/1/15 to 5/1/32	21,632	22,887
7.5% 1/1/08 to 2/1/32	36,614	39,061
8% 11/1/08 to 6/1/30	853	925
8.5% 6/1/17 to 8/1/23	1,155	1,261
9.5% 12/1/09 to 9/1/21	844	926
10.75% 9/1/10 to 5/1/14	58	66
11.25% 5/1/14	7	8
11.5% 8/1/14	20	24
12.5% 1/1/15	2	2
13.5% 11/1/14	11	14
14% 3/1/12 to 9/1/13	35	41
TOTAL FANNIE MAE		1,411,210
Freddie Mac participation certificates - 3.3%
5.5% 12/1/17	21,617	22,557
6% 4/1/28 to 11/1/30	22,793	23,772
6.5% 8/1/32	34,708	36,330
7% 4/1/32	52,169	54,979
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac participation certificates - continued
7.5% 9/1/15 to 6/1/32	$ 5,069	$ 5,412
7.5% 3/1/33 (d)	3,235	3,451
8% 7/1/16 to 4/1/32	7,288	7,870
8.5% 9/1/19 to 1/1/28	881	960
9% 10/1/16	89	99
9.5% 10/1/08 to 8/1/30	623	679
10% 6/1/20	5	6
10.5% 5/1/09 to 12/1/15	61	68
11% 8/1/15 to 9/1/20	668	769
11.5% 10/1/15	15	18
11.75% 9/1/13	24	28
12% 2/1/13 to 7/1/15	22	26
12.75% 8/1/12	14	16
13.5% 12/1/14	120	143
TOTAL FREDDIE MAC PARTICIPATION CERTIFICATES		157,183
Government National Mortgage Association - 6.2%
6% 12/15/08 to 4/15/09	622	664
6% 3/1/33 (d)	45,000	47,067
6.5% 6/15/23 to 8/15/32	73,868	77,883
7% 12/15/22 to 9/15/32 (e)	123,122	130,974
7.5% 2/15/17 to 1/15/32	29,421	31,552
8% 7/15/18 to 5/15/29	8,113	8,872
8.5% 11/15/05 to 12/15/30	2,330	2,530
9.5% 3/15/23	38	42
10.5% 5/20/16 to 1/20/18	697	806
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		300,390
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,825,084)		1,868,783
Asset-Backed Securities - 2.1%

AmeriCredit Automobile Receivables Trust:
5.01% 7/14/08	5,000	5,240
5.37% 6/12/08	5,000	5,228
ANRC Auto Owner Trust 7.06% 5/17/04	453	454
Capital Auto Receivables Asset Trust 2.8% 4/15/08	10,000	10,025
Capital One Master Trust:
4.9% 3/15/10	2,004	2,124
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Master Trust: - continued
5.3% 6/15/09	$ 12,996	$ 14,007
5.43% 1/15/07	5,000	5,129
5.45% 3/16/09	7,000	7,569
CIT Marine Trust 5.8% 4/15/10	505	508
Ford Credit Auto Owner Trust 5.71% 9/15/05	1,910	1,999
Home Equity Asset Trust Nims Trust 8% 5/27/33	3,695	3,635
Household Private Label Credit Card Master Note Trust I:
2.62% 9/15/09 (f)	4,855	4,856
5.5% 1/18/11	15,000	16,155
MBNA Credit Card Master Note Trust 5.15% 7/15/09	4,750	5,091
Navistar Financial Owner Trust 7.34% 1/15/07	4,236	4,350
Onyx Acceptance Owner Trust 6.85% 8/15/07	5,000	5,208
Sears Credit Account Master Trust II 6.2% 7/16/07	1,042	1,052
Triad Auto Receivables Owner Trust 3.24% 8/12/09	7,625	7,739
TOTAL ASSET-BACKED SECURITIES (Cost $96,106)		100,369
Commercial Mortgage Securities - 2.5%

Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000	5,869
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (c)	5,180	5,586
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	9,500	10,171
Class A3, 6.55% 1/17/35	4,180	4,696
Series 1999-C1 Class A2, 7.29% 9/15/41	6,000	7,039
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	10,336
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	5,000	5,606
Series 1998-CG1 Class A1B, 6.41% 6/10/31	6,400	7,192
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (c)	6,438	6,783
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	3,956	4,475
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,724
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	$ 4,450	$ 5,420
Series 2001-C3 Class A1, 6.058% 6/15/20	7,604	8,297
Series 2001-C7 Class A2, 5.533% 12/15/25	10,000	10,859
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (c)	5,440	5,183
Class C, 4.13% 11/20/37 (c)	5,540	5,048
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	5,000	5,634
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class C1, 6.762% 11/15/04 (c)	8,000	8,486
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $114,314)		122,404
Foreign Government and Government Agency Obligations - 1.1%

Chilean Republic:
5.5% 1/15/13	5,850	5,878
5.625% 7/23/07	3,700	3,936
6.875% 4/28/09	405	449
7.125% 1/11/12	6,695	7,524
Nova Scotia Province 5.75% 2/27/12	6,000	6,715
Ontario Province 7% 8/4/05	3,900	4,366
Polish Government 6.25% 7/3/12	8,130	9,167
Quebec Province 6.125% 1/22/11	10,000	11,433
United Mexican States:
6.375% 1/16/13	830	826
8% 9/24/22	3,900	4,062
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $49,789)		54,356
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,369)	3,405	3,529
Fixed-Income Funds - 8.0%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $390,050)	3,912,217	388,170
Cash Equivalents - 17.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.38%, dated 2/28/03 due 3/3/03) (Cost $824,084)	$ 824,179	$ 824,084
TOTAL INVESTMENT PORTFOLIO - 120.8% (Cost $5,672,419)		5,853,277
NET OTHER ASSETS - (20.8)%		(1,008,228)
NET ASSETS - 100%		$ 4,845,049
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.4148% and pay quarterly a floating rate based on a 3-month LIBOR with Deutsche Bank	Feb. 2006	$ 37,500	$ 144
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $157,853,000 or 3.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,475,907,000 and $7,824,898,000, respectively, of which long-term U.S. government and government agency obligations aggregated $8,399,565,000 and $7,153,482,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $22,979,000. The weighted average interest rate was 1.88%. Interest earned from the interfund lending program amounted to $8,398 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,813,000. The weighted average interest rate was 2.19%. Interest expense includes $354 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
The fund hereby designates approximately $13,724,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003

Assets
Investment in securities, at value (including repurchase agreements of $824,084) (cost $5,672,419) - See accompanying schedule		$ 5,853,277
Commitment to sell securities on a delayed delivery basis	$ (139,138)
Receivable for securities sold on a delayed delivery basis	138,416	(722)
Receivable for investments sold		28,529
Receivable for fund shares sold		22,970
Interest receivable		41,124
Unrealized gain on swap agreements		144
Receivable from investment adviser for expense reductions		730
Total assets		5,946,052

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased Regular delivery	119,599
Delayed delivery	975,962
Payable for fund shares redeemed	3,048
Distributions payable	342
Accrued management fee	1,250
Other payables and accrued expenses	800
Total liabilities		1,101,003

Net Assets		$ 4,845,049
Net Assets consist of:
Paid in capital		$ 4,637,395
Undistributed net investment income		6,874
Accumulated undistributed net realized gain (loss) on investments		20,500
Net unrealized appreciation (depreciation) on investments		180,280
Net Assets, for 426,676 shares outstanding		$ 4,845,049
Net Asset Value, offering price and redemption price per share ($4,845,049 ÷ 426,676 shares)		$ 11.36

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Year ended February 28, 2003

Investment Income
Interest		$ 185,736
Security lending		155
Total income		185,891

Expenses
Management fee	$ 12,190
Transfer agent fees	5,244
Accounting and security lending fees	662
Non-interested trustees' compensation	14
Custodian fees and expenses	213
Registration fees	256
Audit	77
Legal	12
Miscellaneous	12
Total expenses before reductions	18,680
Expense reductions	(6,635)	12,045
Net investment income (loss)		173,846
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		76,064
Change in net unrealized appreciation (depreciation) on: Investment securities	130,411
Swap agreements	144
Delayed delivery commitments	(722)
Total change in net unrealized appreciation (depreciation)		129,833
Net gain (loss)		205,897
Net increase (decrease) in net assets resulting from operations		$ 379,743

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2003	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 173,846	$ 147,413
Net realized gain (loss)	76,064	37,590
Change in net unrealized appreciation (depreciation)	129,833	4,752
Net increase (decrease) in net assets resulting from operations	379,743	189,755
Distributions to shareholders from net investment income	(167,986)	(147,428)
Distributions to shareholders from net realized gain	(46,402)	-
Total distributions	(214,388)	(147,428)
Share transactions Net proceeds from sales of shares	2,992,179	1,921,178
Reinvestment of distributions	208,653	143,049
Cost of shares redeemed	(1,602,910)	(1,167,117)
Net increase (decrease) in net assets resulting from share transactions	1,597,922	897,110
Total increase (decrease) in net assets	1,763,277	939,437

Net Assets
Beginning of period	3,081,772	2,142,335
End of period (including undistributed net investment income of $6,874 and undistributed net investment income of $233, respectively)	$ 4,845,049	$ 3,081,772
Other Information Shares
Sold	270,177	177,696
Issued in reinvestment of distributions	18,804	13,220
Redeemed	(144,994)	(108,056)
Net increase (decrease)	143,987	82,860

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended February 28,	2003	2002	2001	2000D	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.72	$ 10.17	$ 10.80	$ 10.80
Income from Investment Operations
Net investment income (loss)B	.505	.597 E	.708	.678	.690
Net realized and unrealized gain (loss)	.569	.184E	.561	(.573)	(.003)
Total from investment operations	1.074	.781	1.269	.105	.687
Distributions from net investment income	(.494)	(.601)	(.719)	(.675)	(.687)
Distributions from net realized gain	(.120)	-	-	(.054)	-
Distributions in excess of net realized gain	-	-	-	(.006)	-
Total distributions	(.614)	(.601)	(.719)	(.735)	(.687)
Net asset value, end of period	$ 11.36	$ 10.90	$ 10.72	$ 10.17	$ 10.80
Total ReturnA	10.15%	7.48%	12.95%	1.03%	6.48%
Ratios to Average Net AssetsC
Expenses before expense reductions	.49%	.51%	.50%	.50%	.57%
Expenses net of voluntary waivers, if any	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.32%	.31%	.31%	.31%	.31%
Net investment income (loss)	4.56%	5.54%E	6.84%	6.53%	6.35%
Supplemental Data
Net assets, end of period (in millions)	$ 4,845	$ 3,082	$ 2,142	$ 1,538	$ 1,295
Portfolio turnover rate	204%	178%	144%	133%	184%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

E Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees . A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 188,697	|
Unrealized depreciation	(10,696)
Net unrealized appreciation (depreciation)	178,001
Undistributed ordinary income	35,568
Total Distributable earnings	$ 213,569
Cost for federal income tax purposes	$ 5,675,276

The tax character of distributions paid was as follows:

	February 28, 2003	February 28, 2002
Ordinary Income	$ 202,787	$ 147,428
Long-term Capital Gains	11,601	-
Total	$ 214,388	$ 147,428

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swaps. The fund may invest in swaps for the purpose of managing its exposure to interest rates, credit or market risk. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically on a net basis.

Interest rate swaps usually involve the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. Gains or losses are realized only upon early termination of the swap agreement. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates will adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements".

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Annual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .32% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,963 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .32% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $6,517.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $13 and $105, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 7, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of U.S. Bond Index. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (50)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp, and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investment Canada Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109. Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997

Vice President of U.S. Bond Index. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of U.S. Bond Index. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Ford O'Neil (40)

Year of Election or Appointment: 2001

Vice President of U.S. Bond Index. Mr. O'Neil is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of U.S. Bond Index. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of U.S. Bond Index. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of U.S. Bond Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of U.S. Bond Index. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of U.S. Bond Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1990 Assistant Treasurer of U.S. Bond Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of U.S. Bond Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of U.S. Bond Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1998

Assistant Treasurer of U.S. Bond Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 10.68% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The Board of Trustees of Fidelity U.S. Bond Index Fund voted to pay on April 7, 2003 to shareholders of record at the opening of business on April 4, 2003, a distribution of $.04 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UBI-ANN-0403 342209
1.768913.102

Spartan®

U.S. Equity Index

Fund

Annual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® US Equity Index	-22.79%	-14.75%	124.85%
S&P 500 ®	-22.68%	-14.08%	129.29%
S&P 500 Index Objective Funds	-23.17%	-16.22%	120.92%
S&P 500 Index Classification Funds	-23.17%	-16.22%	120.92%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan US Equity Index	-22.79%	-3.14%	8.44%
S&P 500	-22.68%	-2.99%	8.65%
S&P 500 Index Objective Funds	-23.17%	-3.48%	8.25%
S&P 500 Index Classification Funds	-23.17%	-3.48%	8.25%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Performance - continued

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on February 28, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Jacques Perold became Portfolio Manager of Spartan U.S. Equity Index Fund on January 13, 2003.

Q. How did the fund perform, Jacques?

A. For the 12-month period that ended February 28, 2003, the fund returned -22.79%, closely tracking the Standard & Poor's 500 Index, which returned -22.68%. The fund's results also were in line with the Lipper Inc. S&P 500 index objective funds average, which fell 23.17% during the same time frame.

Q. What factors dampened market performance?

A. It was yet another disappointing year for U.S. equity investors, as several factors combined to squelch a budding recovery in economic activity and corporate profits. Though no longer in recession, the economy continued to struggle despite substantial monetary and fiscal stimulus, a robust housing market, resilient consumer spending and strong productivity gains. Sluggish capital spending - the key driver of economic growth - was largely to blame, as companies continued to slash their budgets in light of weak earnings, overcapacity, rising capital costs and declining investment returns. While there was a pickup in business investment during the fall of 2002 - driven mainly by inventory restocking - end-demand remained weak and the recovery faltered. Stock prices also suffered as investor confidence eroded on news of accounting malpractice, corporate mismanagement, fraud, insider trading, high-profile bankruptcies and credit-quality downgrades. Despite these negative influences, the fourth quarter was a significant bright spot for the market, as low valuations, heavy short covering - that is, buying stock that has already been sold short - and reduced earnings expectations helped spawn a strong broad-based rally in October and November. However, that move was just a flash in the pan.

Q. Why did the rally prove unsustainable?

A. While many companies beat their estimates during the fourth quarter, earnings growth was less than anticipated. Moreover, disappointing economic data released in early 2003 cast doubt on the strength of the recovery, further eroding business and consumer sentiment. Heightened geopolitical tensions, sharply higher fuel costs and the increased threat of war and terrorism helped quash the momentum, as firms and households grew increasingly hesitant to invest and focused more on repairing their balance sheets. Given all of the uncertainty hanging over the market, equity investors headed back to the sidelines.

Q. What stocks held up well, given the stiff headwind?

A. In an environment where every sector of the market moved sharply lower, few stocks in the S&P 500 enjoyed positive results. However, many of those that did were in the banking industry, including Bank of America and Wachovia. These and similar companies with substantial consumer banking operations benefited from continued low interest rates, which improved their profit margins and encouraged homeowners to refinance existing mortgages. Better credit-risk management further aided the group. Health care equipment stocks also outperformed the broader market, largely due to strong product growth trends. While just a small component of the index, Boston Scientific - which makes medical supplies for minimally invasive surgeries - was a top contributor as its stock rose sharply on the widely anticipated launch of its drug-coated stents. In the pharmaceutical industry, Pharmacia was another positive performer. The market responded favorably to the company's announcement of its pending acquisition by top drugmaker Pfizer. Energy services firms, such as Apache, also contributed to fund results, thanks to higher oil and natural gas prices and the prospects for increased exploration activity. Finally, such stocks as Newmont Mining did well as investors prized gold as a potential hedge against market declines.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were some of the S&P 500's weakest performers?

A. Despite a strong fourth-quarter rally, most leading technology companies suffered steep declines during the period. Index heavyweights Intel, Microsoft and IBM dragged on fund results, as investor sentiment about tech stocks remained bleak for the year overall. Corporate scandals and weak fundamentals cast a pall over the telecommunication services and utilities sectors. The collapse of WorldCom hurt the most within this space before the stock was removed from the index; small positions in several unregulated electric utilities that faltered due to overcapacity and onerous debt levels also were negatives. Elsewhere, industrial conglomerate Tyco International suffered from both accounting questions and a corporate governance scandal involving its former CEO. The biggest detractor from fund performance, however, was General Electric. As with many other large, complex businesses in 2002, investors developed concerns about the complexity of the company's accounting and whether that complexity could be used to mask financial troubles. AOL Time Warner was another big disappointment. Besides being hard hit by the continued slowdown in advertising spending, the company also faced nagging questions about its financial statements. Finally, stocks of such big-box retailers as Home Depot fared poorly, as did Pfizer, which was hurt after announcing its intention to acquire Pharmacia.

Q. What's your outlook, Jacques?

A. Many of the same analysts who stressed that the market hadn't fallen in three straight years since 1941 are now pointing out that it's been 71 years since the market last declined in four consecutive years. However, as recent events prove, it's impossible to predict what will happen in the market - especially over the short term. Indeed, as of the last day of February, the S&P 500 was already down more than 4 percent since the beginning of the year. Whether stocks will recover next week, next month or next year, I can't say. But I'm comforted by the market's long-term track record, which, despite many stops and starts, has been upward.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: total return that corresponds to that of the Standard & Poor's 500 Index

Start date: February 17, 1988

Size: as of February 28, 2003, more than $12.3 billion

Manager: Jacques Perold, since January 2003; manager, several Spartan and VIP index funds, since January 2003; president of Geode Capital Management, since 2000; joined Fidelity in 1986

3

Jacques Perold on changes to the S&P 500:

"The S&P 500 is an index of 500 stocks chosen to be a representation of the broader market. Periodically, companies will be added or deleted from the index. Usually, this is based on such events as acquisitions, spin-offs or shifts in asset size."

Here are some of the changes to the index during the past year involving some well-known companies:

  May 14, 2002: Apollo Group replaced bankrupt WorldCom, whose market capitalization shrunk after committing accounting fraud.
  July 19, 2002: In a significant move, S&P replaced foreign companies such as Royal Dutch Petroleum and UniLever with large, well-established U.S. companies - including United Parcel Service, Goldman Sachs and eBay - to better represent the large-cap segment of the U.S. equity market.
  September 3, 2002: RJ Reynolds Tobacco replaced Conoco, which was deleted on August 30, 2002. S&P 500 component Phillips Petroleum acquired Conoco.
  December 11, 2002: TRW was removed and replaced by Quest Diagnostics following the acquisition of TRW by S&P 500 component Northrop Grumman.
  February 21, 2003: AutoNation replaced Rational Software in the index after S&P 500 component IBM acquired Rational Software.

Annual Report

Investment Changes

Top Ten Stocks as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.2	3.1
General Electric Co.	3.0	3.5
Exxon Mobil Corp.	2.9	2.8
Wal-Mart Stores, Inc.	2.7	2.8
Pfizer, Inc.	2.3	2.4
Citigroup, Inc.	2.2	2.0
Johnson & Johnson	2.0	1.9
International Business Machines Corp.	1.7	1.5
American International Group, Inc.	1.6	1.9
Merck & Co., Inc.	1.5	1.3
	23.1
Market Sectors as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	20.8
Health Care	15.0	14.5
Information Technology	14.7	13.5
Consumer Discretionary	13.3	13.3
Industrials	11.1	11.9
Consumer Staples	9.1	9.7
Energy	6.0	5.9
Telecommunication Services	3.7	3.7
Materials	2.7	2.8
Utilities	2.7	2.9

Annual Report

Investments February 28, 2003

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	112,987	$ 1,583
Dana Corp.	229,757	1,967
Delphi Corp.	869,543	6,722
Goodyear Tire & Rubber Co.	268,435	1,074
Johnson Controls, Inc.	138,448	10,793
Visteon Corp.	199,248	1,265
		23,404
Automobiles - 0.6%
Ford Motor Co.	2,866,183	23,847
General Motors Corp.	876,642	29,604
Harley-Davidson, Inc.	473,155	18,732
		72,183
Distributors - 0.1%
Genuine Parts Co.	272,149	7,838
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	938,125	21,549
Darden Restaurants, Inc.	268,951	4,790
Harrah's Entertainment, Inc. (a)	172,757	5,673
Hilton Hotels Corp.	568,638	6,249
International Game Technology (a)	135,373	10,638
Marriott International, Inc. Class A	371,441	11,225
McDonald's Corp.	1,983,328	26,993
Starbucks Corp. (a)	606,211	14,216
Starwood Hotels & Resorts Worldwide, Inc. unit	334,202	7,556
Wendy's International, Inc.	179,676	4,551
Yum! Brands, Inc. (a)	461,262	10,983
		124,423
Household Durables - 0.5%
American Greetings Corp. Class A (a)	100,236	1,315
Black & Decker Corp.	126,135	4,629
Centex Corp.	97,454	5,387
Fortune Brands, Inc.	231,552	10,151
KB Home	78,183	3,667
Leggett & Platt, Inc.	305,805	5,829
Maytag Corp.	122,734	2,958
Newell Rubbermaid, Inc.	415,249	11,710
Pulte Homes, Inc.	96,782	4,919
Snap-On, Inc.	91,573	2,288
The Stanley Works	138,262	3,569
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Corp.	90,231	$ 1,125
Whirlpool Corp.	106,726	5,257
		62,804
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	482,432	37,832
Leisure Equipment & Products - 0.3%
Brunswick Corp.	140,675	2,659
Eastman Kodak Co.	456,031	13,499
Hasbro, Inc.	270,345	3,274
Mattel, Inc.	683,449	14,571
		34,003
Media - 4.1%
AOL Time Warner, Inc. (a)	6,970,885	78,910
Clear Channel Communications, Inc. (a)	951,751	34,748
Comcast Corp. Class A (a)	3,598,391	105,145
Dow Jones & Co., Inc.	130,910	4,697
Gannett Co., Inc.	417,335	30,119
Interpublic Group of Companies, Inc.	605,732	5,845
Knight-Ridder, Inc.	129,570	8,268
McGraw-Hill Companies, Inc.	302,355	17,004
Meredith Corp.	76,467	2,991
Omnicom Group, Inc.	294,256	15,590
The New York Times Co. Class A	235,887	10,959
TMP Worldwide, Inc. (a)	178,986	1,638
Tribune Co.	475,670	21,334
Univision Communications, Inc. Class A (a)	356,240	8,824
Viacom, Inc. Class B (non-vtg.) (a)	2,766,123	102,706
Walt Disney Co.	3,178,580	54,227
		503,005
Multiline Retail - 3.8%
Big Lots, Inc. (a)	179,151	1,980
Costco Wholesale Corp. (a)	710,885	21,696
Dillard's, Inc. Class A	129,346	1,804
Dollar General Corp.	517,680	5,379
Family Dollar Stores, Inc.	268,941	7,590
Federated Department Stores, Inc. (a)	309,014	7,880
JCPenney Co., Inc.	416,938	8,276
Kohl's Corp. (a)	526,408	25,741
Nordstrom, Inc.	209,004	3,555
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears, Roebuck & Co.	492,574	$ 10,728
Target Corp.	1,418,705	40,646
The May Department Stores Co.	459,823	9,022
Wal-Mart Stores, Inc.	6,900,524	331,639
		475,936
Specialty Retail - 2.1%
AutoNation, Inc. (a)	488,517	6,463
AutoZone, Inc. (a)	153,530	10,102
Bed Bath & Beyond, Inc. (a)	456,280	15,075
Best Buy Co., Inc. (a)	501,007	14,564
Circuit City Stores, Inc. - Circuit City Group	360,227	1,592
Gap, Inc.	1,379,321	17,986
Home Depot, Inc.	3,638,847	85,331
Limited Brands, Inc.	803,048	9,540
Lowe's Companies, Inc.	1,219,072	47,910
Office Depot, Inc. (a)	479,574	5,630
RadioShack Corp.	274,863	5,398
Sherwin-Williams Co.	239,202	6,387
Staples, Inc. (a)	733,451	12,696
Tiffany & Co., Inc.	225,696	5,410
TJX Companies, Inc.	835,703	13,430
Toys 'R' Us, Inc. (a)	328,165	2,652
		260,166
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc. (a)	201,876	5,725
Liz Claiborne, Inc.	168,190	4,743
NIKE, Inc. Class B	415,113	19,249
Reebok International Ltd. (a)	94,217	2,944
VF Corp.	171,653	5,810
		38,471
TOTAL CONSUMER DISCRETIONARY		1,640,065
CONSUMER STAPLES - 9.1%
Beverages - 2.9%
Adolph Coors Co. Class B	58,065	2,793
Anheuser-Busch Companies, Inc.	1,339,982	62,309
Brown-Forman Corp. Class B (non-vtg.)	108,211	7,526
Coca-Cola Enterprises, Inc.	702,492	14,176
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	438,336	$ 10,191
PepsiCo, Inc.	2,700,311	103,476
The Coca-Cola Co.	3,876,216	155,901
		356,372
Food & Drug Retailing - 1.1%
Albertson's, Inc.	589,757	11,105
CVS Corp.	612,718	15,257
Kroger Co. (a)	1,238,729	16,376
Safeway, Inc. (a)	685,751	13,640
SUPERVALU, Inc.	208,712	2,905
Sysco Corp.	1,026,833	27,848
Walgreen Co.	1,607,484	45,235
Winn-Dixie Stores, Inc.	216,293	2,639
		135,005
Food Products - 1.3%
Archer-Daniels-Midland Co.	1,013,337	11,045
Campbell Soup Co.	640,684	13,288
ConAgra Foods, Inc.	839,564	19,369
General Mills, Inc.	575,221	24,660
H.J. Heinz Co.	548,806	16,848
Hershey Foods Corp.	212,821	13,750
Kellogg Co.	638,174	18,871
Sara Lee Corp.	1,218,938	24,135
Wm. Wrigley Jr. Co.	352,236	18,890
		160,856
Household Products - 2.1%
Clorox Co.	356,499	15,083
Colgate-Palmolive Co.	846,980	42,612
Kimberly-Clark Corp.	802,448	36,776
Procter & Gamble Co.	2,030,598	166,225
		260,696
Personal Products - 0.6%
Alberto-Culver Co. Class B	89,181	4,433
Avon Products, Inc.	366,247	19,045
Gillette Co.	1,646,761	49,716
		73,194
Tobacco - 1.1%
Altria Group, Inc.	3,227,097	124,727
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - continued
RJ Reynolds Tobacco Holdings, Inc.	142,000	$ 5,667
UST, Inc.	255,511	7,366
		137,760
TOTAL CONSUMER STAPLES		1,123,883
ENERGY - 6.0%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	517,412	16,050
BJ Services Co. (a)	143,065	4,917
Halliburton Co.	666,934	13,512
Nabors Industries Ltd. (a)	218,334	8,657
Noble Corp. (a)	204,100	7,409
Rowan Companies, Inc.	41,535	815
Schlumberger Ltd. (NY Shares)	901,078	37,494
Transocean, Inc.	503,600	11,432
		100,286
Oil & Gas - 5.2%
Amerada Hess Corp.	139,127	6,195
Anadarko Petroleum Corp.	388,363	17,896
Apache Corp.	239,117	15,610
Ashland, Inc.	107,109	2,979
Burlington Resources, Inc.	314,416	14,573
ChevronTexaco Corp.	1,672,838	107,346
ConocoPhillips	1,057,962	53,639
Devon Energy Corp.	244,574	11,788
EOG Resources, Inc.	180,243	7,444
Exxon Mobil Corp.	10,520,598	357,911
Kerr-McGee Corp.	156,506	6,454
Marathon Oil Corp.	496,673	11,468
Occidental Petroleum Corp.	588,822	17,606
Sunoco, Inc.	131,219	4,644
Unocal Corp.	402,675	10,610
		646,163
TOTAL ENERGY		746,449
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 19.9%
Banks - 7.5%
AmSouth Bancorp.	559,766	$ 11,531
Bank of America Corp.	2,338,997	161,952
Bank of New York Co., Inc.	1,194,622	27,213
Bank One Corp.	1,818,721	65,529
BB&T Corp.	746,506	24,508
Charter One Financial, Inc.	356,501	10,306
Comerica, Inc.	271,265	11,116
Fifth Third Bancorp	902,035	47,907
First Tennessee National Corp.	197,600	7,546
FleetBoston Financial Corp.	1,637,848	40,226
Golden West Financial Corp., Delaware	244,391	17,694
Huntington Bancshares, Inc.	378,422	7,266
KeyCorp	661,078	15,687
Marshall & Ilsley Corp.	338,408	8,992
Mellon Financial Corp.	682,840	15,371
National City Corp.	953,743	26,342
North Fork Bancorp, Inc., New York	253,371	8,169
Northern Trust Corp.	343,107	10,986
PNC Financial Services Group, Inc.	442,140	19,865
Regions Financial Corp.	343,942	11,137
SouthTrust Corp.	538,983	14,547
SunTrust Banks, Inc.	442,076	24,867
Synovus Financial Corp.	464,605	8,944
U.S. Bancorp, Delaware	2,991,160	62,575
Union Planters Corp.	311,375	8,569
Wachovia Corp.	2,124,702	75,384
Washington Mutual, Inc.	1,473,155	50,868
Wells Fargo & Co.	2,643,639	119,889
Zions Bancorp	153,620	6,569
		921,555
Diversified Financials - 7.6%
American Express Co.	2,054,211	68,980
Bear Stearns Companies, Inc.	152,690	9,565
Capital One Financial Corp.	345,901	10,713
Charles Schwab Corp.	2,106,210	16,639
Citigroup, Inc.	8,028,559	267,672
Countrywide Financial Corp.	197,001	10,518
Fannie Mae	1,555,272	99,693
Franklin Resources, Inc.	407,698	13,319
Freddie Mac	1,087,240	59,418
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Goldman Sachs Group, Inc.	747,157	$ 51,890
Household International, Inc.	739,382	20,651
J.P. Morgan Chase & Co.	3,118,460	70,727
Janus Capital Group, Inc.	351,377	4,157
Lehman Brothers Holdings, Inc.	372,053	20,601
MBNA Corp.	1,996,231	27,648
Merrill Lynch & Co., Inc.	1,352,828	46,104
Moody's Corp.	242,311	10,686
Morgan Stanley	1,698,513	62,590
Principal Financial Group, Inc.	524,053	14,448
Providian Financial Corp. (a)	447,418	2,729
SLM Corp.	239,773	26,123
State Street Corp.	505,026	18,610
T. Rowe Price Group, Inc.	192,968	4,963
		938,444
Insurance - 4.5%
ACE Ltd.	427,826	11,855
AFLAC, Inc.	806,452	25,202
Allstate Corp.	1,094,813	34,629
AMBAC Financial Group, Inc.	162,858	7,956
American International Group, Inc.	4,075,967	200,904
Aon Corp.	482,815	9,391
Cincinnati Financial Corp.	248,293	8,800
Hartford Financial Services Group, Inc.	395,446	14,287
Jefferson-Pilot Corp.	229,557	8,654
John Hancock Financial Services, Inc.	459,416	12,910
Lincoln National Corp.	292,793	8,295
Loews Corp.	295,350	12,910
Marsh & McLennan Companies, Inc.	847,909	34,510
MBIA, Inc.	223,827	8,535
MetLife, Inc.	1,092,185	28,582
MGIC Investment Corp.	161,559	6,375
Progressive Corp.	337,328	17,544
Prudential Financial, Inc.	882,592	26,504
SAFECO Corp.	211,492	6,954
St. Paul Companies, Inc.	349,454	10,784
The Chubb Corp.	266,131	12,726
Torchmark Corp.	192,384	6,985
Travelers Property Casualty Corp. Class B	1,558,689	24,783
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
UnumProvident Corp.	374,318	$ 4,866
XL Capital Ltd. Class A	210,334	14,921
		559,862
Real Estate - 0.3%
Equity Office Properties Trust	648,676	15,912
Equity Residential (SBI)	426,974	10,367
Plum Creek Timber Co., Inc.	289,822	6,289
Simon Property Group, Inc.	287,504	9,959
		42,527
TOTAL FINANCIALS		2,462,388
HEALTH CARE - 15.0%
Biotechnology - 1.2%
Amgen, Inc. (a)	2,012,209	109,947
Biogen, Inc. (a)	232,752	8,272
Chiron Corp. (a)	293,845	10,731
Genzyme Corp. - General Division (a)	335,132	10,449
MedImmune, Inc. (a)	392,021	11,765
		151,164
Health Care Equipment & Supplies - 2.0%
Applera Corp. - Applied Biosystems Group	326,436	5,990
Bausch & Lomb, Inc.	87,958	2,709
Baxter International, Inc.	937,104	26,604
Becton, Dickinson & Co.	404,876	13,928
Biomet, Inc.	411,583	12,442
Boston Scientific Corp. (a)	639,337	28,240
C.R. Bard, Inc.	82,975	4,904
Guidant Corp. (a)	481,360	17,213
Medtronic, Inc.	1,906,148	85,205
Millipore Corp.	75,327	2,520
St. Jude Medical, Inc. (a)	281,876	12,876
Stryker Corp.	310,851	20,267
Zimmer Holdings, Inc. (a)	307,601	13,654
		246,552
Health Care Providers & Services - 1.9%
Aetna, Inc.	233,392	9,830
AmerisourceBergen Corp.	164,204	9,031
Anthem, Inc. (a)	219,429	13,080
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	693,247	$ 39,716
CIGNA Corp.	215,905	9,277
HCA, Inc.	799,910	32,988
Health Management Associates, Inc. Class A	375,281	6,725
HealthSouth Corp. (a)	600,390	2,149
Humana, Inc. (a)	258,329	2,532
IMS Health, Inc.	398,944	5,984
Manor Care, Inc. (a)	156,739	2,873
McKesson Corp.	453,960	12,093
Quest Diagnostics, Inc. (a)	162,573	8,577
Quintiles Transnational Corp. (a)	191,000	2,368
Tenet Healthcare Corp. (a)	773,125	14,048
UnitedHealth Group, Inc.	477,096	39,551
Wellpoint Health Networks, Inc. (a)	231,116	15,718
		226,540
Pharmaceuticals - 9.9%
Abbott Laboratories	2,441,098	86,952
Allergan, Inc.	200,984	12,903
Bristol-Myers Squibb Co.	3,025,399	70,492
Eli Lilly & Co.	1,755,962	99,317
Forest Laboratories, Inc. (a)	564,309	28,103
Johnson & Johnson	4,643,300	243,541
King Pharmaceuticals, Inc. (a)	373,579	6,257
Merck & Co., Inc.	3,509,651	185,134
Pfizer, Inc.	9,557,652	285,009
Pharmacia Corp.	2,072,915	85,653
Schering-Plough Corp.	2,289,675	41,260
Watson Pharmaceuticals, Inc. (a)	164,329	5,083
Wyeth	2,070,682	72,992
		1,222,696
TOTAL HEALTH CARE		1,846,952
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.7%
Boeing Co.	1,309,630	36,093
General Dynamics Corp.	312,843	18,539
Goodrich Corp.	174,473	2,682
Honeywell International, Inc.	1,298,841	29,730
Lockheed Martin Corp.	711,739	32,541
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	283,602	$ 24,588
Raytheon Co.	631,374	17,098
Rockwell Collins, Inc.	281,594	5,533
United Technologies Corp.	745,696	43,683
		210,487
Air Freight & Logistics - 1.0%
FedEx Corp.	467,804	24,045
Ryder System, Inc.	100,164	2,273
United Parcel Service, Inc. Class B	1,742,583	100,268
		126,586
Airlines - 0.1%
AMR Corp. (a)	244,140	571
Delta Air Lines, Inc.	193,021	1,621
Southwest Airlines Co.	1,211,262	14,620
		16,812
Building Products - 0.2%
American Standard Companies, Inc. (a)	113,438	7,772
Masco Corp.	772,035	14,190
		21,962
Commercial Services & Supplies - 1.8%
Allied Waste Industries, Inc. (a)	302,000	2,492
Apollo Group, Inc. Class A (a)	273,588	12,678
Automatic Data Processing, Inc.	935,766	30,412
Avery Dennison Corp.	171,080	9,820
Cendant Corp. (a)	1,517,269	18,678
Cintas Corp.	272,415	9,145
Concord EFS, Inc. (a)	793,523	8,808
Convergys Corp. (a)	274,186	3,372
Deluxe Corp.	102,343	4,124
Equifax, Inc.	226,962	4,353
First Data Corp.	1,178,626	40,839
Fiserv, Inc. (a)	300,234	9,577
H&R Block, Inc.	281,754	11,431
Paychex, Inc.	588,814	15,439
Pitney Bowes, Inc.	375,207	11,646
R.R. Donnelley & Sons Co.	176,262	3,219
Robert Half International, Inc. (a)	291,205	3,899
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Sabre Holdings Corp. Class A (a)	216,793	$ 3,590
Waste Management, Inc.	956,851	19,041
		222,563
Construction & Engineering - 0.0%
Fluor Corp.	127,533	3,600
McDermott International, Inc. (a)	93,290	401
		4,001
Electrical Equipment - 0.4%
American Power Conversion Corp. (a)	320,463	5,012
Cooper Industries Ltd. Class A	152,085	5,756
Emerson Electric Co.	653,643	30,767
Power-One, Inc. (a)	125,320	617
Rockwell Automation, Inc.	298,475	6,868
Thomas & Betts Corp. (a)	103,554	1,567
		50,587
Industrial Conglomerates - 4.1%
3M Co.	607,413	76,151
General Electric Co.	15,557,950	374,169
Textron, Inc.	216,506	7,822
Tyco International Ltd.	3,119,990	46,176
		504,318
Machinery - 1.2%
Caterpillar, Inc.	537,693	25,272
Crane Co.	93,495	1,616
Cummins, Inc.	71,178	1,706
Danaher Corp.	238,325	15,496
Deere & Co.	372,646	15,420
Dover Corp.	316,450	8,076
Eaton Corp.	109,863	7,795
Illinois Tool Works, Inc.	479,233	28,548
Ingersoll-Rand Co. Ltd. Class A	264,739	10,444
ITT Industries, Inc.	141,847	7,976
Navistar International Corp. (a)	93,341	2,206
PACCAR, Inc.	180,556	8,670
Pall Corp.	192,540	3,108
Parker Hannifin Corp.	184,718	7,446
		143,779
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	596,213	$ 14,905
CSX Corp.	332,184	8,922
Norfolk Southern Corp.	606,444	11,559
Union Pacific Corp.	395,588	21,833
		57,219
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	144,160	6,636
TOTAL INDUSTRIALS		1,364,950
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 2.2%
ADC Telecommunications, Inc. (a)	1,139,134	2,552
Andrew Corp. (a)	154,200	1,177
Avaya, Inc. (a)	403,876	884
CIENA Corp. (a)	675,251	3,660
Cisco Systems, Inc. (a)	11,293,478	157,883
Comverse Technology, Inc. (a)	344,774	3,517
Corning, Inc. (a)	1,585,568	7,801
JDS Uniphase Corp. (a)	2,328,809	6,684
Lucent Technologies, Inc. (a)	5,802,647	9,516
Motorola, Inc.	3,597,910	30,294
QUALCOMM, Inc.	1,227,618	42,451
Scientific-Atlanta, Inc.	244,479	3,210
Tellabs, Inc. (a)	644,436	3,918
		273,547
Computers & Peripherals - 3.7%
Apple Computer, Inc. (a)	583,985	8,766
Dell Computer Corp. (a)	4,047,647	109,125
EMC Corp. (a)	3,431,876	25,362
Gateway, Inc. (a)	505,391	1,102
Hewlett-Packard Co.	4,768,509	75,581
International Business Machines Corp.	2,641,125	205,876
Lexmark International, Inc. Class A (a)	200,287	12,500
NCR Corp. (a)	147,737	2,873
Network Appliance, Inc. (a)	522,311	5,547
Sun Microsystems, Inc. (a)	4,993,704	17,178
		463,910
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	729,853	$ 9,634
Jabil Circuit, Inc. (a)	309,837	5,146
Molex, Inc.	297,478	6,625
PerkinElmer, Inc.	197,795	1,677
Sanmina-SCI Corp. (a)	813,687	3,499
Solectron Corp. (a)	1,255,472	3,955
Symbol Technologies, Inc.	354,750	3,753
Tektronix, Inc. (a)	139,110	2,298
Thermo Electron Corp. (a)	279,310	4,916
Waters Corp. (a)	207,977	4,819
		46,322
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	934,066	19,475
IT Consulting & Services - 0.3%
Computer Sciences Corp. (a)	269,450	8,423
Electronic Data Systems Corp.	746,334	11,620
SunGard Data Systems, Inc. (a)	444,195	8,742
Unisys Corp. (a)	496,538	4,598
		33,383
Office Electronics - 0.1%
Xerox Corp. (a)	1,143,764	10,294
Semiconductor Equipment & Products - 3.1%
Advanced Micro Devices, Inc. (a)	522,555	2,869
Altera Corp. (a)	589,721	7,389
Analog Devices, Inc. (a)	567,414	16,546
Applied Materials, Inc. (a)	2,569,012	33,346
Applied Micro Circuits Corp. (a)	460,181	1,606
Broadcom Corp. Class A (a)	434,717	6,295
Intel Corp.	10,351,763	178,568
KLA-Tencor Corp. (a)	297,921	10,651
Linear Technology Corp.	491,348	15,070
LSI Logic Corp. (a)	563,933	2,504
Maxim Integrated Products, Inc.	497,754	17,192
Micron Technology, Inc. (a)	984,619	7,867
National Semiconductor Corp. (a)	277,088	4,747
Novellus Systems, Inc. (a)	240,788	7,019
NVIDIA Corp. (a)	236,025	2,979
PMC-Sierra, Inc. (a)	254,512	1,441
QLogic Corp. (a)	143,751	5,090
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Teradyne, Inc. (a)	278,312	$ 3,226
Texas Instruments, Inc.	2,699,497	45,217
Xilinx, Inc. (a)	522,214	11,959
		381,581
Software - 4.8%
Adobe Systems, Inc.	364,973	10,037
Autodesk, Inc.	175,065	2,537
BMC Software, Inc. (a)	371,026	7,198
Citrix Systems, Inc. (a)	283,449	3,401
Computer Associates International, Inc.	887,930	11,854
Compuware Corp. (a)	561,498	2,072
Electronic Arts, Inc. (a)	227,899	12,033
Intuit, Inc. (a)	323,986	15,396
Mercury Interactive Corp. (a)	128,281	4,169
Microsoft Corp.	16,714,662	396,144
Novell, Inc. (a)	498,949	1,297
Oracle Corp. (a)	8,364,231	100,036
Parametric Technology Corp. (a)	408,221	865
PeopleSoft, Inc. (a)	494,780	8,461
Siebel Systems, Inc. (a)	743,035	6,412
VERITAS Software Corp. (a)	636,703	10,843
		592,755
TOTAL INFORMATION TECHNOLOGY		1,821,267
MATERIALS - 2.7%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	354,324	13,734
Dow Chemical Co.	1,423,278	38,855
E.I. du Pont de Nemours & Co.	1,552,542	56,932
Eastman Chemical Co.	136,323	4,388
Ecolab, Inc.	201,802	9,898
Engelhard Corp.	201,119	4,173
Great Lakes Chemical Corp.	78,974	1,666
Hercules, Inc. (a)	171,333	1,376
International Flavors & Fragrances, Inc.	145,909	4,576
Monsanto Co.	406,700	6,678
PPG Industries, Inc.	264,153	12,257
Praxair, Inc.	252,219	13,330
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Rohm & Haas Co.	344,535	$ 9,833
Sigma Aldrich Corp.	113,723	4,983
		182,679
Construction Materials - 0.0%
Vulcan Materials Co.	160,215	5,079
Containers & Packaging - 0.2%
Ball Corp.	88,736	4,728
Bemis Co., Inc.	83,205	3,483
Pactiv Corp. (a)	248,624	4,913
Sealed Air Corp.	130,227	4,723
Temple-Inland, Inc.	84,345	3,534
		21,381
Metals & Mining - 0.5%
Alcoa, Inc.	1,319,851	27,057
Allegheny Technologies, Inc.	125,055	374
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	227,651	3,875
Newmont Mining Corp. Holding Co.	628,161	17,168
Nucor Corp.	122,068	5,078
Phelps Dodge Corp. (a)	138,850	4,993
United States Steel Corp.	159,446	1,853
Worthington Industries, Inc.	133,614	1,841
		62,239
Paper & Forest Products - 0.5%
Boise Cascade Corp.	91,958	2,218
Georgia-Pacific Corp.	392,109	5,886
International Paper Co.	750,534	26,291
Louisiana-Pacific Corp. (a)	169,438	1,476
MeadWestvaco Corp.	313,566	7,272
Weyerhaeuser Co.	342,738	17,085
		60,228
TOTAL MATERIALS		331,606
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.3%
ALLTEL Corp.	493,819	21,442
AT&T Corp.	1,216,698	22,558
BellSouth Corp.	2,897,176	62,782
CenturyTel, Inc.	215,065	5,893
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co. (a)	421,400	$ 4,134
Qwest Communications International, Inc. (a)	2,693,103	9,641
SBC Communications, Inc.	5,183,030	107,807
Sprint Corp. - FON Group	1,383,159	17,566
Verizon Communications, Inc.	4,271,656	147,714
		399,537
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. (a)	4,293,032	25,372
Nextel Communications, Inc. Class A (a)	1,537,245	21,644
Sprint Corp. - PCS Group Series 1 (a)	1,567,082	6,206
		53,222
TOTAL TELECOMMUNICATION SERVICES		452,759
UTILITIES - 2.7%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	206,723	1,238
Ameren Corp.	234,746	9,153
American Electric Power Co., Inc.	628,568	13,690
Centerpoint Energy, Inc.	453,637	2,109
Cinergy Corp.	256,530	8,268
CMS Energy Corp.	244,849	1,102
Consolidated Edison, Inc.	328,773	12,822
Constellation Energy Group, Inc.	249,499	6,542
Dominion Resources, Inc.	476,203	25,667
DTE Energy Co.	256,943	10,648
Edison International (a)	493,929	6,105
Entergy Corp.	342,167	15,586
Exelon Corp.	500,707	24,610
FirstEnergy Corp.	458,406	13,523
FPL Group, Inc.	281,566	15,771
PG&E Corp. (a)	616,717	7,863
Pinnacle West Capital Corp.	134,851	4,118
PPL Corp.	250,737	8,818
Progress Energy, Inc.	365,088	14,202
Public Service Enterprise Group, Inc.	340,889	11,805
Southern Co.	1,109,730	31,305
TECO Energy, Inc.	280,080	3,103
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
TXU Corp.	526,895	$ 8,415
Xcel Energy, Inc.	660,489	7,325
		263,788
Gas Utilities - 0.3%
KeySpan Corp.	243,789	7,794
Kinder Morgan, Inc.	194,562	8,858
Nicor, Inc.	74,057	2,228
NiSource, Inc.	390,184	6,610
Peoples Energy Corp.	60,202	2,155
Sempra Energy	327,778	7,604
		35,249
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	923,905	3,067
Calpine Corp. (a)	568,602	1,586
Duke Energy Corp.	1,382,575	18,679
Dynegy, Inc. Class A	425,941	831
El Paso Corp.	934,253	4,540
Mirant Corp. (a)	624,100	843
Williams Companies, Inc.	619,289	2,359
		31,905
TOTAL UTILITIES		330,942
TOTAL COMMON STOCKS (Cost $11,935,911)		12,121,261
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.15% to 1.2% 3/13/03 to 5/8/03 (c) (Cost $13,331)	$ 13,345	13,332
Money Market Funds - 3.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.41% (b)	150,582,220	$ 150,582
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	319,895,688	319,896
TOTAL MONEY MARKET FUNDS (Cost $470,478)		470,478
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $12,419,720)		12,605,071
NET OTHER ASSETS - (2.1)%		(256,005)
NET ASSETS - 100%		$ 12,349,066
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
964 S&P 500 Index Contracts	March 2003	$ 202,657	$ (3,718)

The face value of futures purchased as a percentage of net assets - 1.6%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Total Return Swap
Receive monthly a return equal to that of BJ Services Co. and pay monthly a floating rate based on 1-month LIBOR plus 25 basis points with JPMorgan Chase, Inc.	Jan. 2005	$ 3,053	$ 449
Receive monthly a return equal to that of Rowan Companies, Inc. and pay monthly a floating rate based on 1-month LIBOR plus 35 points with Deutsche Bank	Jan. 2005	2,142	(136)
		$ 5,195	$ 313
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,332,000.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $994,145,000 and $822,170,000, respectively, of which $154,559,000 represents the value of securities delivered in redemption of fund shares. The realized gain of $87,206,000 on securities delivered in redemption of fund shares is not taxable to the fund.

The fund placed a portion of its portfolio transactions with brokerage firms which were affiliates of the sub-adviser. The commissions paid to these affiliated firms were $109,000 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $17,432,000. The weighted average interest rate was 2.29%. At period end there were no bank borrowings outstanding.

Income Tax Information

At February 28, 2003, the fund had a capital loss carryforward of approximately $630,820,000 of which $153,552,000 and $477,268,000 will expire on February 29, 2010 and February 28, 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003

Assets
Investment in securities, at value (including securities loaned of $312,665) (cost $12,419,720) - See accompanying schedule		$ 12,605,071
Receivable for investments sold		2,206
Receivable for fund shares sold		56,387
Dividends receivable		24,004
Interest receivable		131
Receivable for daily variation on futures contracts		567
Unrealized gain on swap agreements		313
Receivable from investment adviser for expense reductions		2,043
Other receivables		250
Total assets		12,690,972

Liabilities
Payable for investments purchased	$ 4,524
Payable for fund shares redeemed	13,209
Accrued management fee	2,446
Other payables and accrued expenses	1,831
Collateral on securities loaned, at value	319,896
Total liabilities		341,906

Net Assets		$ 12,349,066
Net Assets consist of:
Paid in capital		$ 12,871,803
Undistributed net investment income		34,621
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(739,310)
Net unrealized appreciation (depreciation) on investments		181,952
Net Assets, for 413,422 shares outstanding		$ 12,349,066
Net Asset Value, offering price and redemption price per share ($12,349,066 ÷ 413,422 shares)		$ 29.87

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Year ended February 28, 2003

Investment Income
Dividends		$ 231,906
Interest		2,106
Security lending		2,151
Total income		236,163

Expenses
Management fee	$ 33,385
Transfer agent fees	19,737
Accounting and security lending fees	1,127
Non-interested trustees' compensation	47
Custodian fees and expenses	11
Registration fees	241
Audit	141
Legal	62
Interest	12
Miscellaneous	153
Total expenses before reductions	54,916
Expense reductions	(28,866)	26,050
Net investment income (loss)		210,113
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(321,422)
Futures contracts	(43,197)
Total net realized gain (loss)		(364,619)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,546,749)
Futures contracts	(4,249)
Swap agreements	313
Total change in net unrealized appreciation (depreciation)		(3,550,685)
Net gain (loss)		(3,915,304)
Net increase (decrease) in net assets resulting from operations		$ (3,705,191)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2003	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 210,113	$ 199,696
Net realized gain (loss)	(364,619)	(187,017)
Change in net unrealized appreciation (depreciation)	(3,550,685)	(1,716,951)
Net increase (decrease) in net assets resulting from operations	(3,705,191)	(1,704,272)
Distributions to shareholders from net investment income	(210,079)	(193,069)
Distributions to shareholders from net realized gain	-	(11,568)
Total distributions	(210,079)	(204,637)
Share transactions Net proceeds from sales of shares	4,625,537	5,333,929
Reinvestment of distributions	207,183	201,891
Cost of shares redeemed	(4,531,630)	(4,509,970)
Net increase (decrease) in net assets resulting from share transactions	301,090	1,025,850
Total increase (decrease) in net assets	(3,614,180)	(883,059)

Net Assets
Beginning of period	15,963,246	16,846,305
End of period (including undistributed net investment income of $34,621 and undistributed net investment income of $35,317, respectively)	$ 12,349,066	$ 15,963,246
Other Information Shares
Sold	137,093	129,568
Issued in reinvestment of distributions	6,014	5,042
Redeemed	(136,319)	(110,520)
Net increase (decrease)	6,788	24,090

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended February 28,	2003	2002	2001	2000 D	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 39.26	$ 44.04	$ 48.52	$ 44.30	$ 37.90
Income from Investment Operations
Net investment income (loss) B	.51	.50	.52	.55	.53
Net realized and unrealized gain (loss)	(9.39)	(4.76)	(4.47)	4.54	6.74
Total from investment operations	(8.88)	(4.26)	(3.95)	5.09	7.27
Distributions from net investment income	(.51)	(.49)	(.53)	(.55)	(.53)
Distributions from net realized gain	-	(.03)	-	(.32)	(.34)
Total distributions	(.51)	(.52)	(.53)	(.87)	(.87)
Net asset value, end of period	$ 29.87	$ 39.26	$ 44.04	$ 48.52	$ 44.30
Total Return A	(22.79)%	(9.69)%	(8.26)%	11.53%	19.50%
Ratios to Average Net Assets C
Expenses before expense reductions	.39%	.40%	.39%	.39%	.42%
Expenses net of voluntary waivers, if any	.19%	.19%	.19%	.19%	.19%
Expenses net of all reductions	.19%	.18%	.17%	.18%	.18%
Net investment income (loss)	1.51%	1.23%	1.03%	1.14%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 12,349	$ 15,963	$ 16,846	$ 18,636	$ 15,766
Portfolio turnover rate	6%	4%	12%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, non-taxable dividends, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 3,390,895	|
Unrealized depreciation	(3,283,116)
Net unrealized appreciation (depreciation)	107,779
Undistributed ordinary income	34,426
Capital loss carryforward	(630,820)
Cost for federal income tax purposes	12,497,292

The tax character of distributions paid was as follows:

	February 28, 2003	February 28, 2002
Ordinary Income	$ 210,079	$ 193,322
Long-term Capital Gains	-	11,315
Total	$ 210,079	$ 204,637

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swaps. The fund may invest in swaps for the purpose of managing its market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. The fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Payments made and received by the fund are recorded in the Statement of Operations as income. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the fluctuation of interest rates or in the price of the underlying security, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements".

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. Prior to January 13, 2003, FMR and the fund entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI is a registered investment advisor and a wholly-owned, indirect subsidiary of Deutsche Bank AG. DAMI received a sub -advisory fee from FMR for providing discretionary investment advisory services to the fund. Subsequent to January 13, 2003, DAMI no longer served as sub-adviser. FMR has assumed responsibility for all investment management decisions.

Prior to January 13, 2003, Deutsche Bank Trust Company Americas (DBTCS), also a wholly-owned indirect subsidiary of Deutsche Bank AG, was responsible for providing securities lending services. DBTCA retained up to 20% of the annual revenues for providing securities lending services. For the period DBTCA retained $459. Effective January 13, 2003, the fund has entered into a securities lending agreement under the same terms with Mellon Bank, N.A.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $146 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the advisor and sub-adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .19% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $28,397.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $22 and $447, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 7, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan U.S. Equity Index (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (50)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp., and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investment Canada Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109. Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Spartan U.S. Equity Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Equity Index. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Name, Age; Principal Occupation
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Spartan U.S. Equity Index. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan U.S. Equity Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1988 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Name, Age; Principal Occupation
Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 0.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 83% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

UEI-ANN-0403 342144
1.768776.102

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds

Annual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements.

Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's 500, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Life of fund
Spartan ® Total Market Index	-21.73%	-14.96%	-5.21%
Wilshire 5000® Total Market	-21.60%	-14.94%	-6.27%
Growth & Income Funds Average	-21.82%	-13.53%	n/a*
Multi-Cap Core Funds Average	-21.75%	-10.65%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 5000® Total Market Index (Wilshire 5000®) - a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ®. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Life of fund
Spartan Total Market Index	-21.73%	-3.19%	-1.00%
Wilshire 5000 Total Market	-21.60%	-3.18%	-1.21%
Growth & Income Funds Average	-21.82%	-3.10%	n/a*
Multi-Cap Core Funds Average	-21.75%	-2.61%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund on November 5, 1997, when the fund started. The chart shows what the value of your investment would have been, and also shows how the Wilshire 5000 Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

3

Annual Report

Spartan Total Market Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Jacques Perold became Portfolio Manager of Spartan Total Market Index Fund on January 13, 2003.

Q. How did the fund perform, Jacques?

A. For the 12 months that ended February 28, 2003, the fund lost 21.73%. This result was in line with the 21.60% fall in the Wilshire 5000 Total Market Index, the fund's benchmark and the broadest index of U.S. stock market performance. The fund's peers, measured by the Lipper Inc. growth & income funds average, fell 21.82% during the same time frame.

Q. What was the stock market environment like during the past 12 months?

A. Early in 2002, analysts noted that the stock market, which lost ground in 2000 and 2001, hadn't fallen in three straight years since 1939-1941. Yet a third straight decline for the market is exactly what happened last year, despite surprisingly strong performance in the fourth quarter. The decline was broad-based, with so-called blue chips such as Intel and Home Depot losing more than half their value during 2002. Stocks fell for a variety of reasons. The economy, though no longer in recession, continued to struggle despite historically low interest rates and still-robust consumer spending. Questionable accounting practices of numerous companies came to light, with WorldCom being the most infamous example. WorldCom drove itself into bankruptcy, a status it shared with such companies as Kmart, US Airways, United Airlines and others struggling to survive in the difficult economic environment. Finally, world events helped depress stock prices, as investors grew increasingly concerned about ongoing terrorist threats and the potential for war in Iraq. Middle East tensions contributed to rapidly rising oil prices, which nearly reached $40 a barrel late in February 2003 - the highest level since the 1991 Gulf War - and threatened to slow the economy's upward progress.

Q. Which stocks most helped the index during the past
12 months?

A. In an environment where the broader market moved sharply lower, few stocks in the Wilshire 5000 enjoyed positive results. Some of those that did were in the banking sector. For example, the index was boosted by Bank of America and Wachovia. Companies such as these, with substantial consumer banking operations, benefited from continued low interest rates, which encouraged homeowners to refinance existing mortgages. Two other stocks - Boston Scientific and Nextel Communications - had a positive impact on performance despite occupying only a relatively small portion of the index. Boston Scientific, which makes medical supplies for minimally invasive surgeries, benefited greatly from receiving regulatory approval for a popular coronary stent system. Nextel was one of the few telecommunications companies to thrive during the past year. The company reduced its substantial debt levels and was successful in its unique focus on business customers, a profitable niche. Internet auction service eBay also performed well. Through successful international expansion and continued strong earnings growth, the company solidified its position as a key place to buy and sell items online.

Q. What about stocks that dragged down index performance?

A. Pharmaceutical maker Pfizer had a negative impact on the index's results. The company's stock price fell after investors expressed skepticism about an intended acquisition of Pharmacia. A number of leading technology companies - including Intel and Microsoft - also declined, as investor sentiment about tech stocks remained bleak for the majority of the year. AOL Time Warner was a big disappointment as well. Besides being hard hit by the continued slowdown in advertising spending, the company faced nagging questions about its financial statements. A couple of leading retailers - home-products superstore Home Depot and retailing giant Wal-Mart Stores - also were laggards during the past 12 months. Slowing sales growth hurt Home Depot, while investors questioned whether Wal-Mart could continue to grow at its historically rapid pace. Insurance giant American International Group saw its stock fall sharply after announcing its plan to boost financial reserves through an unexpectedly large charge to earnings. The biggest detractor from fund performance, however, was General Electric. As with many other conglomerates during the past year, investors developed concerns about the complexity of the company's financial statements and whether that complexity could be used to mask financial troubles.

Q. What's your outlook, Jacques?

A. Many of the same analysts who stressed that the market hadn't fallen in three straight years since 1941 are now pointing out that it's been 71 years since the market last declined in four consecutive years. But as recent events prove, it's impossible to predict what will happen in the market - especially over the short term. Indeed, as of period end, the Wilshire 5000 already has fallen more than 4 percent year to date. Whether stocks will recover next week, next month or next year, I can't say. But I'm comforted by the market's long-term track record, which, despite many stops and starts, has been upward.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of a broad range of United States stocks

Fund number: 397

Trading symbol: FSTMX

Start date: November 5, 1997

Size: as of February 28, 2003, more than $1.0 billion

Manager: Jacques Perold, since January 2003; joined Fidelity in 1986

3

Annual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	2.6	2.5
General Electric Co.	2.4	2.8
Exxon Mobil Corp.	2.4	2.3
Wal-Mart Stores, Inc.	2.2	2.2
Pfizer, Inc.	1.9	2.0
Citigroup, Inc.	1.8	1.6
Johnson & Johnson	1.6	1.5
International Business Machines Corp.	1.4	1.2
American International Group, Inc.	1.3	1.5
Merck & Co., Inc.	1.2	1.1
	18.8
Market Sectors as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	22.4
Consumer Discretionary	14.4	14.2
Health Care	14.3	13.8
Information Technology	14.3	13.0
Industrials	10.7	11.3
Consumer Staples	8.1	8.6
Energy	6.0	5.6
Telecommunication Services	3.1	3.1
Utilities	2.8	3.0
Materials	2.8	3.0

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2003

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	3,900	$ 44,226
American Axle & Manufacturing Holdings, Inc. (a)	2,100	49,665
ArvinMeritor, Inc.	6,100	93,208
Bandag, Inc.	1,500	45,480
BorgWarner, Inc.	1,800	93,996
Collins & Aikman Corp. (a)	3,140	13,942
Cooper Tire & Rubber Co.	9,600	134,496
Dana Corp.	15,856	135,727
Delphi Corp.	62,223	480,984
Dura Automotive Systems, Inc. Class A (a)	4,983	35,130
Federal Signal Corp.	5,000	71,900
Finishmaster, Inc. (a)	900	10,800
Gentex Corp. (a)	8,900	239,232
Goodyear Tire & Rubber Co.	13,100	52,400
IMPCO Technologies, Inc.	3,000	10,590
Intermet Corp.	5,300	21,889
Johnson Controls, Inc.	8,400	654,864
Lear Corp. (a)	5,600	212,688
McLaren Performance Technologies, Inc. (a)	500	225
Midas, Inc. (a)	1,400	10,710
Modine Manufacturing Co.	6,000	91,980
Rockford Corp. (a)	2,500	13,700
Sauer-Danfoss, Inc.	2,600	21,632
Spartan Motors, Inc.	3,200	34,400
Standard Motor Products, Inc.	200	2,780
Stoneridge, Inc. (a)	3,200	33,440
Strattec Security Corp. (a)	1,800	87,840
Superior Industries International, Inc.	3,800	147,212
Tenneco Automotive, Inc. (a)	6,360	14,946
Tower Automotive, Inc. (a)	3,400	11,390
Visteon Corp.	8,956	56,871
		2,928,343
Automobiles - 0.5%
Coachmen Industries, Inc.	300	3,270
Ford Motor Co.	191,096	1,589,919
General Motors Corp.	55,946	1,889,296
Harley-Davidson, Inc.	29,600	1,171,864
Monaco Coach Corp. (a)	900	10,008
National R.V. Holdings, Inc. (a)	300	1,635
Thor Industries, Inc.	400	10,276
Winnebago Industries, Inc.	3,100	90,985
		4,767,253
Distributors - 0.1%
Advanced Marketing Services, Inc.	1,300	13,325
All American Semiconductor, Inc. (a)	3,800	7,714
Brightpoint, Inc. (a)	2,985	34,029
CellStar Corp. (a)	1,700	9,061
Genuine Parts Co.	19,700	567,360

	Shares	Value (Note 1)
Handleman Co. (a)	1,200	$ 16,920
Jaco Electronics, Inc. (a)	1,950	4,875
WESCO International, Inc. (a)	5,100	20,757
		674,041
Hotels, Restaurants & Leisure - 1.3%
AFC Enterprises, Inc. (a)	4,800	78,048
Alliance Gaming Corp. (a)	6,712	97,995
Ameristar Casinos, Inc. (a)	4,900	42,924
Applebee's International, Inc.	7,300	187,172
Argosy Gaming Co. (a)	2,400	38,424
Avado Brands, Inc. (a)	800	168
Aztar Corp. (a)	2,200	26,026
Bally Total Fitness Holding Corp. (a)	7,300	41,610
Bob Evans Farms, Inc.	5,500	128,700
Boca Resorts, Inc. Class A (a)	2,700	29,295
Boyd Gaming Corp. (a)	10,400	130,104
Brinker International, Inc. (a)	8,300	230,076
Buca, Inc. (a)	5,400	30,672
California Pizza Kitchen, Inc. (a)	3,800	94,012
Carnival Corp.	61,700	1,417,249
CBRL Group, Inc.	6,800	181,560
CEC Entertainment, Inc. (a)	750	18,983
Cedar Fair LP (depository unit)	900	21,510
Champps Entertainment, Inc. (a)	1,600	14,720
Chicago Pizza & Brewery, Inc. (a)	5,700	33,117
Choice Hotels International, Inc. (a)	3,800	89,680
Churchill Downs, Inc.	2,200	75,130
CKE Restaurants, Inc. (a)	1,711	7,135
Darden Restaurants, Inc.	15,050	268,041
Dave & Buster's, Inc. (a)	3,500	28,840
Dover Downs Gaming & Entertainment, Inc.	980	9,114
Dover Motorsports, Inc.	1,400	5,040
Extended Stay America, Inc. (a)	7,700	83,160
Garden Fresh Restaurant Corp. (a)	2,900	26,854
Gaylord Entertainment Co. (a)	1,900	33,573
Gtech Holdings Corp. (a)	4,600	133,860
Harrah's Entertainment, Inc. (a)	10,100	331,684
Hilton Hotels Corp.	42,137	463,086
Hollywood Casino Corp. Class A (a)	5,000	63,600
International Game Technology (a)	8,150	640,427
International Speedway Corp. Class A	6,600	251,658
Interstate Hotels & Resorts, Inc. (a)	156	685
Isle of Capri Casinos, Inc. (a)	6,200	73,470
Jack in the Box, Inc. (a)	1,200	19,812
Krispy Kreme Doughnuts, Inc. (a)	4,600	151,110
Landry's Seafood Restaurants, Inc.	1,500	24,600
Littlefield Corp. (a)	2,100	840
Lodgian, Inc. (a)	2	7
Lodgian, Inc.:
warrants 11/27/07 (a)	2	0
warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	4,300	87,247
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mandalay Resort Group (a)	5,500	$ 138,820
Marcus Corp.	400	5,360
Marriott International, Inc. Class A	25,900	782,698
McDonald's Corp.	128,400	1,747,524
MGM Mirage, Inc. (a)	17,102	438,153
MTR Gaming Group, Inc. (a)	5,600	31,976
Multimedia Games, Inc. (a)	2,700	49,383
Navigant International, Inc. (a)	3,100	29,915
O'Charleys, Inc. (a)	3,850	76,577
Outback Steakhouse, Inc.	6,200	199,640
P.F. Chang's China Bistro, Inc. (a)	3,900	129,168
Panera Bread Co. Class A (a)	4,200	115,542
Papa John's International, Inc. (a)	3,500	83,195
Park Place Entertainment Corp. (a)	35,100	252,720
Penn National Gaming, Inc. (a)	6,200	105,648
Pinnacle Entertainment, Inc. (a)	1,200	4,764
Prime Hospitality Corp. (a)	2,400	12,384
Rare Hospitality International, Inc. (a)	4,050	108,662
Royal Caribbean Cruises Ltd.	21,600	292,680
Rubio's Restaurants, Inc. (a)	7,700	37,730
Ruby Tuesday, Inc.	1,800	33,534
Ryan's Family Steak Houses, Inc. (a)	8,100	83,673
Schlotzskys, Inc. (a)	100	265
Scientific Games Corp. Class A (a)	8,600	44,892
Shuffle Master, Inc. (a)	4,300	84,065
Six Flags, Inc. (a)	12,400	66,960
Sonic Corp. (a)	5,487	123,567
Speedway Motorsports, Inc.	2,300	50,301
Starbucks Corp. (a)	37,500	879,375
Starwood Hotels & Resorts Worldwide, Inc. unit	17,956	405,985
Station Casinos, Inc. (a)	4,000	72,600
The Cheesecake Factory, Inc. (a)	3,812	112,797
Total Entertainment Restaurant Corp.	2,700	22,815
Triarc Companies, Inc. Class A (a)	1,475	39,309
Trump Hotels & Casino Resorts, Inc. (a)	700	1,400
Vail Resorts, Inc. (a)	1,100	14,575
Wendy's International, Inc.	9,700	245,701
WMS Industries, Inc. (a)	1,300	15,626
Wyndham International, Inc. Class A (a)	5,212	990
Yum! Brands, Inc. (a)	30,400	723,824
		13,375,811
Household Durables - 0.8%
Advanced Lighting Technologies, Inc. (a)	4,600	69
American Biltrite, Inc.	400	3,336
American Greetings Corp. Class A (a)	9,000	118,080
Applica, Inc. (a)	3,200	16,096
Bassett Furniture Industries, Inc.	1,800	21,060
Beazer Homes USA, Inc. (a)	2,151	125,532
Black & Decker Corp.	7,100	260,570
Blyth, Inc.	5,400	134,190

	Shares	Value (Note 1)
Boston Acoustics, Inc.	100	$ 972
Bush Industries, Inc. Class A	1,700	6,001
Centex Corp.	5,400	298,512
Champion Enterprises, Inc. (a)	1,600	3,296
Chromcraft Revington, Inc. (a)	2,200	28,732
Clayton Homes, Inc.	15,675	176,501
Cobra Electronics Corp. (a)	1,200	7,152
Craftmade International, Inc.	1,700	23,834
D.R. Horton, Inc.	12,882	235,869
Department 56, Inc. (a)	2,200	24,200
Dixie Group, Inc. (a)	2,900	11,223
Dominion Homes, Inc. (a)	300	3,858
Enesco Group, Inc. (a)	5,000	33,100
Ethan Allen Interiors, Inc.	3,600	104,652
Fedders Corp.	3,300	9,603
Fleetwood Enterprises, Inc. (a)	7,300	29,565
Flexsteel Industries, Inc.	1,700	26,265
Foamex International, Inc. (a)	5,300	9,275
Fortune Brands, Inc.	14,700	644,448
Furniture Brands International, Inc. (a)	4,500	81,945
Harman International Industries, Inc.	2,600	165,178
Helen of Troy Ltd. (a)	6,200	81,158
Hovnanian Enterprises, Inc. Class A (a)	3,700	121,471
Interface, Inc. Class A	9,800	26,068
Juno Lighting, Inc. (a)	1,500	20,490
KB Home	4,400	206,360
Kimball International, Inc. Class B	4,000	54,000
Koss Corp.	1,300	24,427
La-Z-Boy, Inc.	5,750	102,063
Leggett & Platt, Inc.	22,500	428,850
Lennar Corp.	5,800	313,142
Libbey, Inc.	2,600	65,130
Lifetime Hoan Corp.	300	1,890
M.D.C. Holdings, Inc.	1,210	45,423
M/I Schottenstein Homes, Inc.	3,400	88,060
Mackie Designs, Inc. (a)	1,400	1,960
Matthews International Corp. Class A	1,600	36,450
Maytag Corp.	6,600	159,060
Media Arts Group, Inc. (a)	200	596
Meritage Corp. (a)	3,000	94,800
Mestek, Inc. (a)	300	5,364
Metromedia International Group, Inc. (a)	2,200	66
MITY Enterprises, Inc. (a)	2,300	25,898
Mohawk Industries, Inc. (a)	6,048	298,650
National Presto Industries, Inc.	1,000	27,410
Newell Rubbermaid, Inc.	25,501	719,128
NVR, Inc. (a)	900	298,755
Oakwood Homes Corp. (a)	280	76
Oneida Ltd.	400	4,404
Palm Harbor Homes, Inc. (a)	1,000	17,000
Pulte Homes, Inc.	5,225	265,587
Recoton Corp. (a)	2,000	1,140
Royal Appliance Manufacturing Co. (a)	5,800	42,572
Russ Berrie & Co., Inc.	700	21,735
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.	4,000	$ 165,200
Salton, Inc. (a)	1,800	18,234
Skyline Corp.	100	2,490
Snap-On, Inc.	5,900	147,441
SONICblue, Inc. (a)	4,328	1,211
Standard Pacific Corp.	3,000	77,310
Stanley Furniture Co., Inc.	1,100	23,155
The Rowe Companies (a)	1,000	2,260
The Stanley Works	7,900	203,899
Toll Brothers, Inc. (a)	9,400	182,078
Toro Co.	1,900	130,701
Tripath Technology, Inc. (a)	1,600	416
Tupperware Corp.	3,900	48,633
Universal Electronics, Inc. (a)	3,400	32,640
Virco Manufacturing Co.	2,613	22,602
WCI Communities, Inc.	4,100	41,779
WestPoint Stevens, Inc. (a)	13,900	6,116
Whirlpool Corp.	5,900	290,634
Yankee Candle Co., Inc. (a)	3,100	51,181
		7,650,277
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	4,800	30,240
Alloy, Inc. (a)	5,800	29,058
Amazon.com, Inc. (a)	37,700	829,777
Audible, Inc. (a)	3,900	897
Barnesandnoble.com LLC Class A (a)	11,650	13,514
Blair Corp.	400	9,280
Bluefly, Inc. (a)	2,800	2,212
Coldwater Creek, Inc. (a)	1,050	12,579
dELiA*s Corp. Class A (a)	9,446	3,589
Drugstore.com, Inc. (a)	2,900	8,120
eBay, Inc. (a)	31,031	2,433,451
Excelligence Learning Corp. (a)	612	1,634
FTD, Inc. Class A (a)	1,482	29,922
GSI Commerce, Inc. (a)	5,379	13,071
Hollywood Media Corp. (a)	1,200	1,104
Insight Enterprises, Inc. (a)	7,275	55,436
J. Jill Group, Inc. (a)	4,350	44,849
Lillian Vernon Corp.	200	760
MediaBay, Inc. (a)	800	840
NetFlix, Inc.	8,700	148,857
Overstock.com, Inc.	3,000	38,100
PC Mall, Inc. (a)	500	1,590
Priceline.com, Inc. (a)	18,700	24,684
School Specialty, Inc. (a)	3,800	71,402
Stamps.com, Inc. (a)	10,900	45,235
Student Advantage, Inc. (a)	50	4
Summit America Television, Inc. (a)	5,100	10,863

	Shares	Value (Note 1)
USA Interactive (a)	47,982	$ 1,176,998
ValueVision Media, Inc. Class A (a)	5,600	65,856
		5,103,922
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc.	2,500	41,250
Adams Golf, Inc. (a)	400	160
Arctic Cat, Inc.	5,000	71,755
Boyds Collection, Ltd. (a)	4,400	27,236
Brunswick Corp.	10,200	192,780
Callaway Golf Co.	4,100	47,068
Cannondale Corp. (a)	100	21
Concord Camera Corp. (a)	7,200	44,496
Eastman Kodak Co.	28,421	841,262
Hasbro, Inc.	20,855	252,554
Huffy Corp. (a)	300	1,854
JAKKS Pacific, Inc. (a)	4,540	49,713
Johnson Outdoors, Inc. Class A (a)	2,300	23,345
K2, Inc. (a)	700	6,272
M&F Worldwide Corp. (a)	500	3,340
Marvel Enterprises, Inc. (a)	6,900	77,142
Mattel, Inc.	41,716	889,385
Meade Instruments Corp. (a)	2,600	7,644
Midway Games, Inc. (a)	7,739	23,217
Nautilus Group, Inc.	5,025	73,767
Oakley, Inc. (a)	3,700	29,563
Parkervision, Inc. (a)	900	4,284
Polaris Industries, Inc.	2,700	130,680
Racing Champions Ertl Corp. (a)	4,400	63,140
Rawlings Sporting Goods, Inc.	4,316	38,067
SCP Pool Corp. (a)	4,200	115,080
Sturm Ruger & Co., Inc.	300	2,745
		3,057,820
Media - 4.7%
4Kids Entertainment, Inc. (a)	3,500	56,910
ACTV, Inc. (a)	3,400	1,734
ADVO, Inc. (a)	3,000	93,930
AHL Services, Inc. (a)	2,600	1,586
AMC Entertainment, Inc. (a)	4,300	37,152
AOL Time Warner, Inc. (a)	453,849	5,137,571
APAC Customer Services, Inc. (a)	4,300	11,180
Ballantyne of Omaha, Inc. (a)	100	76
Belo Corp. Series A	13,900	299,545
Brilliant Digital Entertainment, Inc. (a)	500	95
Cablevision Systems Corp. - NY Group Class A (a)	22,300	396,717
Catalina Marketing Corp. (a)	4,400	79,640
Championship Auto Racing Teams, Inc. (a)	4,500	14,715
Charter Communications, Inc. Class A (a)	35,400	35,400
Clear Channel Communications, Inc. (a)	61,679	2,251,900
Comcast Corp. Class A (a)	233,892	6,834,324
Cox Communications, Inc. Class A (a)	61,801	1,832,400
Cox Radio, Inc. Class A (a)	2,400	51,360
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Crown Media Holdings, Inc. (a)	3,800	$ 8,360
Cumulus Media, Inc. Class A (a)	4,700	69,372
Dow Jones & Co., Inc.	9,200	330,096
E.W. Scripps Co. Class A	8,800	704,880
EchoStar Communications Corp. Class A (a)	23,500	618,755
Emmis Communications Corp. Class A (a)	5,600	110,824
Entercom Communications Corp. Class A (a)	4,100	189,584
Entravision Communications Corp. Class A (a)	8,800	61,600
Equity Marketing, Inc. (a)	2,400	30,600
Fox Entertainment Group, Inc. Class A (a)	34,300	916,839
Gannett Co., Inc.	28,400	2,049,628
Gemstar-TV Guide International, Inc. (a)	44,126	156,206
General Motors Corp. Class H (a)	95,226	970,353
Getty Images, Inc. (a)	6,100	179,035
Grey Global Group, Inc.	100	61,500
Harris Interactive, Inc. (a)	4,500	23,175
Harte-Hanks, Inc.	6,500	119,015
Hearst-Argyle Television, Inc. (a)	10,227	227,244
Hispanic Broadcasting Corp. (a)	9,500	199,880
Hollinger International, Inc. Class A	6,800	57,936
Image Entertainment, Inc. (a)	700	1,470
Information Holdings, Inc. (a)	1,100	17,710
Insight Communications, Inc. Class A (a)	6,700	80,333
Interactive Data Corp. (a)	5,500	73,975
Interep National Radio Sales, Inc. Class A (a)	2,900	5,220
Interpublic Group of Companies, Inc.	37,290	359,849
John Wiley & Sons, Inc. Class A	3,800	86,260
Journal Register Co. (a)	5,900	89,503
K-Tel International, Inc. (a)	4,000	180
Knight-Ridder, Inc.	7,200	459,432
Lamar Advertising Co. Class A (a)	9,650	302,721
Laser-Pacific Media Corp. (a)	2,700	5,157
Lee Enterprises, Inc.	4,200	134,610
Liberty Corp.	3,000	117,780
Liberty Media Corp. Class A (a)	240,674	2,211,794
Liberty Satellite & Technology, Inc. Class A (a)	540	1,301
LIN TV Corp. Class A	2,700	61,128
Macrovision Corp. (a)	2,800	34,524
Martha Stewart Living Omnimedia, Inc. Class A (a)	3,700	27,195
McGraw-Hill Companies, Inc.	20,300	1,141,672
Media General, Inc. Class A	1,400	70,140
Mediacom Communications Corp. Class A (a)	13,450	112,846
Meredith Corp.	5,900	230,808
Metro-Goldwyn-Mayer, Inc. (a)	25,600	256,256

	Shares	Value (Note 1)
MKTG Services, Inc. (a)	11	$ 13
Navarre Corp. (a)	5,800	9,860
New Frontier Media, Inc. (a)	5,000	3,750
Nucentrix Broadband Networks, Inc. (a)	100	271
Omnicom Group, Inc.	18,500	980,130
PanAmSat Corp. (a)	18,100	250,866
Paxson Communications Corp. Class A (a)	8,600	20,554
Pegasus Communications Corp. Class A (a)	1,640	27,158
Penton Media, Inc. (a)	7,900	3,160
Pixar (a)	5,800	313,142
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	800	6,768
PRIMEDIA, Inc. (a)	29,209	57,834
Pulitzer, Inc.	2,300	98,072
R.H. Donnelley Corp. (a)	4,500	139,500
Radio One, Inc. Class A (a)	12,100	170,126
Radio Unica Communications Corp. (a)	2,900	638
Reader's Digest Association, Inc. (non-vtg.)	11,400	123,234
Regal Entertainment Group Class A	4,200	84,000
Rentrak Corp. (a)	600	3,054
Saga Communications, Inc. Class A (a)	375	6,413
Salem Communications Corp. Class A (a)	400	9,476
Scholastic Corp. (a)	4,600	107,916
Sinclair Broadcast Group, Inc. Class A (a)	7,200	62,928
Sirius Satellite Radio, Inc. (a)	11,200	8,512
Sonic Solutions, Inc. (a)	3,700	15,725
Source Interlink Companies, Inc. (a)	4,300	21,715
Spanish Broadcasting System, Inc. Class A (a)	6,800	41,412
The McClatchy Co. Class A	3,800	206,036
The New York Times Co. Class A	15,900	738,714
TiVo, Inc. (a)	9,600	53,856
TMP Worldwide, Inc. (a)	9,300	85,095
Tribune Co.	31,168	1,397,885
UnitedGlobalCom, Inc. Class A (a)	16,500	44,220
Univision Communications, Inc. Class A (a)	22,200	549,894
Value Line, Inc.	200	9,276
Viacom, Inc. Class B (non-vtg.) (a)	178,636	6,632,755
Walt Disney Co.	211,100	3,601,366
Washington Post Co. Class B	1,087	775,575
Westwood One, Inc. (a)	9,400	313,208
World Wrestling Entertainment, Inc. Class A (a)	5,500	45,650
XM Satellite Radio Holdings, Inc. Class A (a)	14,000	65,940
Young Broadcasting, Inc. Class A (a)	3,300	40,656
YouthStream Media Networks, Inc. (a)	1,300	52
		47,229,386
Multiline Retail - 3.2%
99 Cents Only Stores (a)	5,947	132,499
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Big Lots, Inc. (a)	9,494	$ 104,909
BJ's Wholesale Club, Inc. (a)	6,000	83,880
Costco Wholesale Corp. (a)	45,800	1,397,816
Dillard's, Inc. Class A	10,200	142,290
Dollar General Corp.	31,201	324,178
Dollar Tree Stores, Inc. (a)	11,375	234,894
Elder-Beerman Stores Corp. (a)	500	1,245
Factory 2-U Stores, Inc. (a)	5,600	13,608
Family Dollar Stores, Inc.	17,100	482,562
Federated Department Stores, Inc. (a)	18,400	469,200
Fred's, Inc. Class A	3,925	95,692
JCPenney Co., Inc.	25,469	505,560
Kohl's Corp. (a)	33,600	1,643,040
Neiman Marcus Group, Inc. Class A (a)	3,300	89,364
Nordstrom, Inc.	11,400	193,914
Pricesmart, Inc. (a)	400	6,348
Saks, Inc. (a)	16,931	130,199
Sears, Roebuck & Co.	30,700	668,646
ShopKo Stores, Inc. (a)	5,100	55,845
Stein Mart, Inc. (a)	1,300	6,214
Target Corp.	94,300	2,701,695
The May Department Stores Co.	31,800	623,916
Tuesday Morning Corp. (a)	5,200	89,492
Value City Department Stores, Inc. (a)	500	920
Wal-Mart Stores, Inc.	451,700	21,708,702
		31,906,628
Specialty Retail - 2.3%
Aaron Rents, Inc.	800	14,200
Abercrombie & Fitch Co. Class A (a)	8,674	238,535
AC Moore Arts & Crafts, Inc. (a)	3,100	36,549
Advance Auto Parts, Inc. (a)	3,800	148,276
America's Car Mart, Inc. (a)	2,300	26,933
American Eagle Outfitters, Inc. (a)	5,100	73,797
AnnTaylor Stores Corp. (a)	2,850	55,290
Asbury Automotive Group, Inc.	3,100	22,785
AutoNation, Inc. (a)	35,800	473,634
AutoZone, Inc. (a)	9,700	638,260
Barnes & Noble, Inc. (a)	5,600	98,728
bebe Stores, Inc. (a)	4,000	55,320
Bed Bath & Beyond, Inc. (a)	28,600	944,944
Best Buy Co., Inc. (a)	31,900	927,333
Blockbuster, Inc. Class A	4,800	73,440
Blue Rhino Corp. (a)	5,000	47,750
Books-A-Million, Inc. (a)	4,300	9,288
Borders Group, Inc. (a)	6,700	95,140
Brookstone Co., Inc. (a)	400	5,840
Burlington Coat Factory Warehouse Corp.	4,600	72,220
CarMax, Inc. (a)	8,249	124,147
Casual Male Retail Group, Inc. (a)	9,200	25,668
Cato Corp. Class A	5,800	98,600

	Shares	Value (Note 1)
CDW Computer Centers, Inc. (a)	7,800	$ 340,548
Charlotte Russe Holding, Inc. (a)	4,500	37,575
Charming Shoppes, Inc. (a)	18,500	53,650
Chico's FAS, Inc. (a)	7,200	130,104
Christopher & Banks Corp. (a)	3,725	53,119
Circuit City Stores, Inc.	18,000	79,560
Claire's Stores, Inc.	3,700	84,434
Cole National Corp. Class A (a)	1,000	9,770
Copart, Inc. (a)	8,600	67,166
Cost Plus, Inc. (a)	3,425	79,631
CSK Auto Corp. (a)	1,700	14,892
Dick's Sporting Goods, Inc.	2,200	51,458
Dress Barn, Inc. (a)	7,600	98,192
E Com Ventures, Inc. (a)	325	1,297
Electronics Boutique Holding Corp. (a)	3,500	51,800
Emerging Vision, Inc. (a)	3,800	201
Finish Line, Inc. Class A (a)	4,000	49,680
Finlay Enterprises, Inc. (a)	2,500	30,525
Foot Locker, Inc.	10,700	109,140
Footstar, Inc. (a)	5,100	44,268
Friedmans, Inc. Class A	700	6,783
Gadzooks, Inc. (a)	3,100	9,269
Galyan's Trading Co., Inc. (a)	5,100	53,703
GameStop Corp. Class A	4,800	50,400
Gap, Inc.	87,225	1,137,414
Gart Sports Co. (a)	2,600	46,280
Genesco, Inc. (a)	3,900	53,235
Good Guys, Inc. (a)	4,500	8,145
Goody's Family Clothing, Inc. (a)	6,800	21,624
Group 1 Automotive, Inc. (a)	3,200	74,528
Guitar Center, Inc. (a)	4,400	89,848
Gymboree Corp. (a)	5,800	74,704
Hancock Fabrics, Inc.	1,100	15,708
Haverty Furniture Companies, Inc.	1,400	15,190
Hibbett Sporting Goods, Inc. (a)	3,300	70,389
Hollywood Entertainment Corp. (a)	7,000	98,420
Home Depot, Inc.	237,900	5,578,755
Hot Topic, Inc. (a)	5,100	112,710
Hughes Supply, Inc.	2,900	67,280
Jo-Ann Stores, Inc. Class A (a)	2,400	48,264
Jos. A. Bank Clothiers, Inc. (a)	1,800	41,580
Limited Brands, Inc.	49,994	593,929
Linens 'N Things, Inc. (a)	3,100	71,920
Lowe's Companies, Inc.	78,464	3,083,635
Major Automotive Companies, Inc. (a)	850	714
Michaels Stores, Inc. (a)	5,700	133,950
Monro Muffler Brake, Inc. (a)	1,100	22,319
Mothers Work, Inc. (a)	1,000	28,870
Movie Gallery, Inc. (a)	5,200	79,045
Neff Corp. Class A (a)	2,100	315
O'Reilly Automotive, Inc. (a)	6,600	168,498
Office Depot, Inc. (a)	28,900	339,286
OfficeMax, Inc. (a)	6,900	33,051
Pacific Sunwear of California, Inc. (a)	3,300	58,443
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Party City Corp. (a)	1,200	$ 10,752
Payless ShoeSource, Inc. (a)	2,861	133,351
PC Connection, Inc. (a)	2,250	16,695
PETCO Animal Supplies, Inc.	2,600	48,802
PETsMART, Inc. (a)	14,500	216,775
Pier 1 Imports, Inc.	7,450	118,977
Pomeroy Computer Resources, Inc. (a)	200	1,440
RadioShack Corp.	15,640	307,170
Rainbow Rentals, Inc. (a)	900	4,671
Regis Corp.	5,600	130,480
Rent-A-Center, Inc. (a)	2,800	139,860
Rent-Way, Inc. (a)	2,570	9,406
Restoration Hardware, Inc. (a)	7,000	17,570
Rex Stores Corp. (a)	3,375	34,256
Ross Stores, Inc.	7,100	242,891
Select Comfort Corp. (a)	5,700	59,565
Sharper Image Corp. (a)	2,200	33,880
Sherwin-Williams Co.	13,100	349,770
Shoe Carnival, Inc. (a)	3,400	43,214
Sonic Automotive, Inc. Class A (a)	3,200	48,704
Sport Chalet (a)	100	704
Stage Stores, Inc. (a)	3,100	58,218
Staples, Inc. (a)	45,775	792,365
Talbots, Inc.	4,700	117,124
The Childrens Place Retail Stores, Inc. (a)	4,600	43,562
The Men's Wearhouse, Inc. (a)	3,300	46,860
The Pep Boys - Manny, Moe & Jack	7,900	71,337
The Sports Authority, Inc. (a)	1,300	8,359
Tiffany & Co., Inc.	13,500	323,595
TJX Companies, Inc.	55,900	898,313
Too, Inc. (a)	825	12,581
Toys 'R' Us, Inc. (a)	18,800	151,904
Tractor Supply Co. (a)	3,400	112,438
Trans World Entertainment Corp. (a)	2,900	6,960
Tweeter Home Entertainment Group, Inc. (a)	4,800	25,920
Ultimate Electronics, Inc. (a)	3,000	26,370
United Auto Group, Inc. (a)	1,800	20,034
United Rentals, Inc. (a)	6,000	51,780
Urban Outfitters, Inc. (a)	3,100	58,683
Weight Watchers International, Inc. (a)	11,100	464,535
West Marine, Inc. (a)	3,200	54,624
Wet Seal, Inc. Class A (a)	4,800	33,456
Whitehall Jewellers, Inc. (a)	800	6,728
Williams-Sonoma, Inc. (a)	10,700	249,096
Wilsons Leather Experts, Inc. (a)	5,800	22,388
Zale Corp. (a)	2,600	79,690
Zones, Inc. (a)	4,000	3,640
		23,691,384
Textiles Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	400	2,332

	Shares	Value (Note 1)
Brown Shoe Co., Inc.	3,100	$ 84,134
Burlington Industries, Inc. (a)	500	15
Candies, Inc. (a)	6,400	5,696
Coach, Inc. (a)	7,918	282,910
Columbia Sportswear Co. (a)	4,800	171,600
Everlast Worldwide, Inc. (a)	1,000	3,190
Fossil, Inc. (a)	6,000	107,880
Guess?, Inc. (a)	2,200	7,810
Jones Apparel Group, Inc. (a)	12,045	341,596
K-Swiss, Inc. Class A	5,200	126,152
Kellwood Co.	1,400	35,840
Kenneth Cole Productions, Inc. Class A (a)	3,900	88,335
Liz Claiborne, Inc.	9,300	262,260
Maxwell Shoe Co., Inc. Class A (a)	150	1,613
Movado Group, Inc.	400	7,800
Nautica Enterprises, Inc. (a)	6,400	60,928
NIKE, Inc. Class B	25,800	1,196,346
Oshkosh B'Gosh, Inc. Class A	2,500	60,000
Oxford Industries, Inc.	200	4,610
Phillips-Van Heusen Corp.	1,300	15,535
Polo Ralph Lauren Corp. Class A (a)	3,900	78,741
Polymer Group, Inc. (a)	400	40
Quaker Fabric Corp. (a)	3,800	21,584
Quiksilver, Inc. (a)	1,100	27,610
Reebok International Ltd. (a)	5,600	175,000
Russell Corp.	1,900	30,685
Samsonite Corp. (a)	1,446	1,085
Saucony, Inc. Class B (a)	2,100	21,884
Skechers U.S.A., Inc. Class A (a)	4,300	25,284
Steven Madden Ltd. (a)	4,300	72,885
Stride Rite Corp.	2,000	15,860
Superior Uniform Group, Inc.	1,000	11,000
Tarrant Apparel Group (a)	2,700	9,750
Timberland Co. Class A (a)	2,900	111,360
Tropical Sportswear International Corp. (a)	100	502
Unifi, Inc. (a)	3,300	16,830
Unifirst Corp.	1,100	20,680
Vans, Inc. (a)	5,400	21,762
VF Corp.	12,400	419,740
Wellman, Inc.	1,600	16,976
Wolverine World Wide, Inc.	2,800	47,152
		4,012,992
TOTAL CONSUMER DISCRETIONARY		144,397,857
CONSUMER STAPLES - 8.1%
Beverages - 2.4%
Adolph Coors Co. Class B	3,300	158,730
Anheuser-Busch Companies, Inc.	88,800	4,129,200
Boston Beer Co., Inc. Class A (a)	600	7,830
Brown-Forman Corp. Class B (non-vtg.)	8,100	563,355
Chalone Wine Group, Ltd. (a)	200	1,670
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. Consolidated	500	$ 29,705
Coca-Cola Enterprises, Inc.	48,000	968,640
Constellation Brands, Inc. Class A (a)	8,000	197,040
National Beverage Corp. (a)	600	8,880
Pepsi Bottling Group, Inc.	27,000	627,750
PepsiAmericas, Inc.	11,900	145,418
PepsiCo, Inc.	179,300	6,870,776
Robert Mondavi Corp. Class A (a)	2,200	55,682
The Coca-Cola Co.	254,600	10,240,012
		24,004,688
Food & Drug Retailing - 1.0%
7-Eleven, Inc. (a)	12,900	90,687
Albertson's, Inc.	40,359	759,960
Casey's General Stores, Inc.	9,700	107,185
Central European Distribution Corp. (a)	2,000	49,420
CVS Corp.	38,086	948,341
Duane Reade, Inc. (a)	3,400	41,990
Fleming Companies, Inc.	10,600	21,942
The Great Atlantic & Pacific Tea Co. (a)	1,200	5,604
Kroger Co. (a)	76,180	1,007,100
Longs Drug Stores Corp.	5,400	74,574
Nash-Finch Co.	4,700	22,701
NuCo2, Inc. (a)	700	3,178
Pathmark Stores, Inc. (a)	7,900	38,868
Performance Food Group Co. (a)	5,300	166,897
Rite Aid Corp. (a)	58,000	139,200
Safeway, Inc. (a)	45,100	897,039
SUPERVALU, Inc.	10,444	145,380
Sysco Corp.	64,891	1,759,844
The Pantry, Inc. (a)	900	4,050
Topps Co., Inc. (a)	10,700	86,349
United Natural Foods, Inc. (a)	4,100	94,423
Walgreen Co.	106,100	2,985,654
Weis Markets, Inc.	5,000	145,250
Wild Oats Markets, Inc. (a)	6,075	51,820
Winn-Dixie Stores, Inc.	15,600	190,320
		9,837,776
Food Products - 1.5%
Alico, Inc.	200	4,378
American Italian Pasta Co. Class A (a)	2,600	107,926
Archer-Daniels-Midland Co.	70,410	767,469
Bridgford Foods Corp.	400	3,204
Bunge Ltd.	6,600	170,940
Cadiz, Inc. (a)	8,000	2,440
Campbell Soup Co.	44,300	918,782
Central Garden & Pet Co. Class A (a)	5,000	114,500
Chiquita Brands International, Inc. (a)	3,205	30,864
ConAgra Foods, Inc.	56,931	1,313,398
Corn Products International, Inc.	2,600	78,130
Dean Foods Co. (a)	8,030	338,625

	Shares	Value (Note 1)
Del Monte Foods Co. (a)	25,366	$ 207,494
Delta & Pine Land Co.	4,000	79,000
Dole Food Co., Inc.	4,000	131,200
Dreyer's Grand Ice Cream, Inc.	4,200	305,760
Farmer Brothers Co.	100	30,650
Flowers Foods, Inc.	2,130	52,824
Fresh Del Monte Produce, Inc.	7,200	130,608
Gardenburger, Inc. (a)	400	179
General Mills, Inc.	37,400	1,603,338
Genesee Corp. (non-vtg.) Class B	100	875
Green Mountain Coffee Roasters, Inc. (a)	1,900	26,581
H.J. Heinz Co.	37,400	1,148,180
Hain Celestial Group, Inc. (a)	5,368	77,407
Hershey Foods Corp.	13,100	846,391
Hines Horticulture, Inc. (a)	800	1,984
Horizon Organic Holding Corp. (a)	200	2,720
Hormel Foods Corp.	11,600	243,716
International Multifoods Corp. (a)	3,900	76,830
Interstate Bakeries Corp.	7,500	71,925
J&J Snack Foods Corp. (a)	300	8,685
Kellogg Co.	43,200	1,277,424
Kraft Foods, Inc. Class A	28,900	855,729
Lancaster Colony Corp.	4,750	180,405
Lance, Inc.	1,500	14,880
Maui Land & Pineapple, Inc. (a)	300	5,553
McCormick & Co., Inc. (non-vtg.)	16,400	379,332
Northland Cranberries, Inc. Class A (a)	50	35
Pilgrims Pride Corp. Class B	1,200	9,612
Ralcorp Holdings, Inc. (a)	1,680	42,924
Rica Foods, Inc. (a)	500	475
Riviana Foods, Inc.	700	18,151
Sanderson Farms, Inc.	200	3,848
Sara Lee Corp.	82,351	1,630,550
Seaboard Corp.	100	22,995
Sensient Technologies Corp.	3,900	80,730
Smithfield Foods, Inc. (a)	9,200	170,476
Tasty Baking Co.	200	1,470
The J.M. Smucker Co.	4,014	137,480
Tootsie Roll Industries, Inc.	3,666	103,088
Tyson Foods, Inc. Class A	32,166	295,927
Wm. Wrigley Jr. Co.	24,000	1,287,120
Zapata Corp. (a)	110	3,905
		15,419,112
Household Products - 1.7%
Church & Dwight Co., Inc.	2,500	74,500
Clorox Co.	21,658	916,350
Colgate-Palmolive Co.	55,600	2,797,236
Kimberly-Clark Corp.	53,338	2,444,481
Oil-Dri Corp. of America	600	5,730
Procter & Gamble Co.	132,500	10,846,450
The Dial Corp.	7,400	134,606
WD-40 Co.	900	20,872
		17,240,225
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.6%
Alberto-Culver Co. Class B	4,600	$ 228,666
Avon Products, Inc.	22,900	1,190,800
Chattem, Inc. (a)	3,200	49,664
Chromatics Color Sciences International, Inc. (a)	500	1
Del Laboratories, Inc.	233	4,544
Elizabeth Arden, Inc. (a)	5,900	63,956
Estee Lauder Companies, Inc. Class A	10,700	300,135
First Years, Inc.	2,500	25,500
Gillette Co.	109,900	3,317,881
Inter Parfums, Inc.	450	3,024
Nature's Sunshine Products, Inc.	700	5,902
NBTY, Inc. (a)	8,600	153,768
Nu Skin Enterprises, Inc. Class A	4,800	50,496
Playtex Products, Inc. (a)	8,800	69,520
Revlon, Inc. Class A (a)	7,600	19,836
Water Pik Technologies, Inc. (a)	2,441	18,088
		5,501,781
Tobacco - 0.9%
Altria Group, Inc.	213,400	8,247,910
DIMON, Inc.	1,100	6,732
RJ Reynolds Tobacco Holdings, Inc.	10,000	399,100
Schweitzer-Mauduit International, Inc.	500	11,490
Universal Corp.	3,200	121,952
UST, Inc.	16,300	469,929
		9,257,113
TOTAL CONSUMER STAPLES		81,260,695
ENERGY - 6.0%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	3,200	88,320
Baker Hughes, Inc.	31,750	984,885
BJ Services Co. (a)	14,100	484,617
Cal Dive International, Inc. (a)	6,100	113,887
Carbo Ceramics, Inc.	700	24,675
Cooper Cameron Corp. (a)	4,400	228,800
Diamond Offshore Drilling, Inc.	14,900	327,055
Dril-Quip, Inc. (a)	1,000	13,680
ENSCO International, Inc.	13,979	391,132
FMC Technologies, Inc. (a)	9,494	189,405
Friede Goldman Halter, Inc. (a)	1,056	1
Global Industries Ltd. (a)	18,800	80,840
GlobalSantaFe Corp.	21,146	470,499
Grant Prideco, Inc. (a)	6,800	82,416
Grey Wolf, Inc. (a)	22,900	95,493
Gulf Island Fabrication, Inc. (a)	300	5,433
Gulfmark Offshore, Inc. (a)	3,800	56,886
Halliburton Co.	41,600	842,816
Hanover Compressor Co. (a)	5,900	47,731
Helmerich & Payne, Inc.	6,700	184,250

	Shares	Value (Note 1)
Horizon Offshore, Inc. (a)	7,900	$ 30,336
Hydril Co. (a)	4,200	108,066
Input/Output, Inc. (a)	3,500	13,475
Key Energy Services, Inc. (a)	9,800	102,900
Lone Star Technologies, Inc. (a)	3,400	62,288
Lufkin Industries, Inc.	100	2,330
Maverick Tube Corp. (a)	2,600	45,344
Metretek Technologies, Inc. (a)	2,900	493
Mitcham Industries, Inc. (a)	1,500	1,665
Nabors Industries Ltd. (a)	12,930	512,675
National-Oilwell, Inc. (a)	5,407	121,658
Newpark Resources, Inc. (a)	2,100	8,631
Noble Corp. (a)	11,700	424,710
NS Group, Inc. (a)	800	6,760
Oceaneering International, Inc. (a)	4,600	106,260
Offshore Logistics, Inc. (a)	4,200	77,532
Parker Drilling Co. (a)	2,900	7,192
Patterson-UTI Energy, Inc. (a)	6,700	222,038
Pride International, Inc. (a)	17,100	247,950
Rowan Companies, Inc.	6,800	133,484
Schlumberger Ltd. (NY Shares)	61,072	2,541,206
SEACOR SMIT, Inc. (a)	1,350	50,423
Smith International, Inc. (a)	8,700	303,282
Superior Energy Services, Inc. (a)	1,200	10,404
T-3 Energy Services, Inc. (a)	10	70
TETRA Technologies, Inc. (a)	3,400	73,746
Tidewater, Inc.	6,300	192,906
Transocean, Inc.	30,097	683,202
Trico Marine Services, Inc. (a)	1,000	2,630
UNIFAB International, Inc. (a)	100	35
Unit Corp. (a)	1,500	31,590
Universal Compression Holdings, Inc. (a)	4,900	87,073
Varco International, Inc. (a)	12,546	237,872
Veritas DGC, Inc. (a)	6,200	49,290
W-H Energy Services, Inc. (a)	5,400	94,500
Weatherford International Ltd. (a)	11,780	471,671
		11,778,508
Oil & Gas - 4.8%
Amerada Hess Corp.	8,000	356,240
American International Petroleum Corp. (a)	100	2
Anadarko Petroleum Corp.	24,168	1,113,661
Apache Corp.	13,580	886,502
Ashland, Inc.	8,300	230,823
ATP Oil & Gas Corp. (a)	8,700	40,107
Berry Petroleum Co. Class A	700	10,815
BP Prudhoe Bay Royalty Trust	9,600	152,640
Buckeye Partners LP	2,000	71,700
Burlington Resources, Inc.	19,100	885,285
Cabot Oil & Gas Corp. Class A	5,400	129,978
Callon Petroleum Co. (a)	6,700	27,202
Chesapeake Energy Corp.	9,238	75,013
ChevronTexaco Corp.	110,289	7,077,245
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Cimarex Energy Co. (a)	6,260	$ 124,449
Clayton Williams Energy, Inc. (a)	2,400	30,456
Comstock Resources, Inc. (a)	1,100	10,978
ConocoPhillips	70,211	3,559,698
Denbury Resources, Inc. (a)	8,300	95,284
Devon Energy Corp.	14,855	716,011
Enbridge Energy Management LLC	2,458	95,862
Encore Acquisition Co. (a)	7,300	127,677
Enterprise Products Partners LP	10,300	207,957
EOG Resources, Inc.	10,200	421,260
Evergreen Resources, Inc. (a)	1,900	85,652
Exxon Mobil Corp.	688,912	23,436,786
Forest Oil Corp. (a)	3,580	81,445
Frontier Oil Corp.	4,900	80,115
Giant Industries, Inc. (a)	100	400
Harken Energy Corp. (a)	470	85
Harvest Natural Resources, Inc. (a)	1,200	6,924
Holly Corp.	1,000	22,250
Houston Exploration Co. (a)	1,500	40,800
Hugoton Royalty Trust	2,400	35,688
Kaneb Services LLC	900	17,577
KCS Energy, Inc. (a)	11,500	34,845
Kerr-McGee Corp.	8,815	363,531
Magnum Hunter Resources, Inc. (a)	12,800	74,240
Marathon Oil Corp.	34,100	787,369
Meridian Resource Corp. (a)	1,400	2,268
Mission Resources Corp. (a)	5,500	1,760
Murphy Oil Corp.	9,000	387,270
National Energy Group, Inc. (a)	71	25
Newfield Exploration Co. (a)	5,800	197,780
Noble Energy, Inc.	4,500	158,850
Nuevo Energy Co. (a)	5,200	65,156
Occidental Petroleum Corp.	40,500	1,210,950
Ocean Energy, Inc.	16,128	323,689
OMI Corp. (a)	13,600	63,240
Overseas Shipholding Group, Inc.	3,500	55,790
Patina Oil & Gas Corp.	4,275	142,272
Penn Virginia Corp.	2,000	74,020
Pioneer Natural Resources Co. (a)	11,400	298,110
Plains Exploration & Production Co. (a)	1,200	11,016
Plains Resources, Inc.	1,200	13,668
Pogo Producing Co.	7,200	286,200
Premcor, Inc.	7,400	185,814
Prima Energy Corp. (a)	450	9,738
Range Resources Corp. (a)	1,200	7,116
Remington Oil & Gas Corp. (a)	5,600	105,672
Resource America, Inc. Class A	2,300	18,032
Seven Seas Petroleum Corp. (a)	1,700	39
Spinnaker Exploration Co. (a)	1,500	28,725
St. Mary Land & Exploration Co.	5,600	149,352
Stone Energy Corp. (a)	2,790	95,558

	Shares	Value (Note 1)
Sunoco, Inc.	6,600	$ 233,574
Swift Energy Co. (a)	2,800	26,068
Syntroleum Corp. (a)	1,600	3,392
TEPPCO Partners LP	6,200	188,356
Tesoro Petroleum Corp. (a)	8,000	42,800
Tom Brown, Inc. (a)	6,100	156,770
Ultra Petroleum Corp. (a)	7,700	71,179
Unocal Corp.	30,814	811,949
Valero Energy Corp.	9,700	378,397
Vintage Petroleum, Inc.	3,700	36,815
Western Gas Resources, Inc.	2,800	92,400
Westport Resources Corp. (a)	7,253	150,065
XTO Energy, Inc.	12,425	313,234
		47,911,661
TOTAL ENERGY		59,690,169
FINANCIALS - 21.8%
Banks - 8.1%
1st Source Corp.	541	7,969
Abigail Adams National Bancorp, Inc.	275	4,020
Alabama National Bancorp, Delaware	200	8,506
Allegiant Bancorp, Inc.	100	1,699
Amcore Financial, Inc.	3,800	81,016
American Pacific Bank of Oregon Class B (a)	880	5,280
AmSouth Bancorp.	39,619	816,151
Anchor Bancorp Wisconsin, Inc.	800	17,784
Associated Banc-Corp.	9,346	323,278
Astoria Financial Corp.	12,150	305,208
BancFirst Corp.	100	4,432
BancorpSouth, Inc.	5,100	95,115
Bank of America Corp.	151,972	10,522,541
Bank of Granite Corp.	125	2,139
Bank of New York Co., Inc.	76,000	1,731,280
Bank One Corp.	119,967	4,322,411
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	500	4,535
Banknorth Group, Inc.	17,759	402,419
BankUnited Financial Corp. Class A (a)	5,100	89,709
Bay State Bancorp, Inc.	2,900	74,240
Bay View Capital Corp. (a)	4,612	25,412
BB&T Corp.	50,452	1,656,339
Bedford Bancshares, Inc.	300	5,406
BOK Financial Corp.	3,376	109,619
Boston Private Financial Holdings, Inc.	4,669	76,198
Brookline Bancorp, Inc., Delaware	9,621	120,263
BSB Bancorp, Inc.	100	2,200
Camco Financial Corp.	404	6,828
Capital Corp. of the West	992	24,393
Capital Crossing Bank (a)	1,000	29,000
Capitol Federal Financial	4,800	147,456
Cathay Bancorp, Inc.	600	22,920
CFS Bancorp, Inc.	800	11,016
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Charter Financial Corp.	2,000	$ 62,640
Charter One Financial, Inc.	25,469	736,309
Chemical Financial Corp.	882	24,105
Chittenden Corp.	1,625	42,965
Citizens Banking Corp.	6,600	166,848
Citizens First Financial Corp.	600	13,350
City Holding Co.	3,000	84,150
City National Corp.	3,905	181,817
Colonial Bancgroup, Inc.	7,100	82,289
Columbia Banking Systems, Inc.	2,730	35,490
Comerica, Inc.	17,765	728,010
Commerce Bancorp, Inc., New Jersey	5,500	227,260
Commerce Bancshares, Inc.	8,766	339,770
Commercial Federal Corp.	6,450	143,642
Community Bank System, Inc.	100	3,269
Community Capital Corp.	420	6,300
Community First Bankshares, Inc.	6,200	153,698
Compass Bancshares, Inc.	14,750	469,345
Connecticut Bancshares, Inc.	2,400	101,256
Corus Bankshares, Inc.	2,800	122,248
Cullen/Frost Bankers, Inc.	5,100	158,916
CVB Financial Corp.	1,827	38,040
Dime Community Bancorp, Inc.	5,150	110,519
Downey Financial Corp.	1,500	60,225
East West Bancorp, Inc.	5,100	169,575
Eastern Virgina Bankshares, Inc.	800	17,344
Fidelity Bankshares, Inc.	7,200	126,144
Fifth Third Bancorp	60,236	3,199,134
First BanCorp Puerto Rico	1,800	45,126
First Busey Corp.	100	2,325
First Charter Corp.	3,200	59,680
First Citizen Bancshares, Inc.	600	55,986
First Commonwealth Financial Corp.	2,800	32,900
First Community Bancorp, California	2,500	72,275
First Essex Bancorp, Inc.	2,000	65,080
First Financial Bancorp, Ohio	2,520	39,110
First Financial Bankshares, Inc.	250	9,813
First Financial Holdings, Inc.	3,500	86,625
First Indiana Corp.	125	2,125
First Midwest Bancorp, Inc., Delaware	6,950	181,534
First Niagara Financial Group, Inc.	11,123	124,133
First Securityfed Financial, Inc.	800	21,488
First Sentinel Bancorp, Inc.	800	11,320
First Tennessee National Corp.	14,100	538,479
First Virginia Banks, Inc.	9,150	374,235
FirstFed Financial Corp., Delaware (a)	200	6,000
FirstMerit Corp.	11,900	234,549
Flagstar Bancorp, Inc.	4,900	118,825
FleetBoston Financial Corp.	109,347	2,685,562
Flushing Financial Corp.	200	3,460
FNB Corp., Pennsylvania	3,787	105,282

	Shares	Value (Note 1)
Frontier Financial Corp., Washington	800	$ 20,185
Fulton Financial Corp.	14,056	257,915
GBC Bancorp	3,300	75,669
Gold Banc Corp., Inc.	5,188	50,998
Golden West Financial Corp., Delaware	16,600	1,201,840
Granite State Bankshares, Inc.	1,500	67,187
Greater Bay Bancorp	7,500	120,075
Greenpoint Financial Corp.	11,320	480,874
GS Financial Corp.	600	11,256
Guaranty Federal Bancshares, Inc.	900	13,770
Hancock Holding Co.	2,850	127,965
Harbor Florida Bancshares, Inc.	500	12,295
Harleysville National Corp.	325	8,372
Heritage Commerce Corp. (a)	600	5,466
Heritage Financial Corp., Washington	1,300	25,233
Hibernia Corp. Class A	16,700	302,604
Home City Financial Corp.	800	10,128
Hudson City Bancorp, Inc.	15,600	296,244
Hudson United Bancorp	6,391	201,572
Huntington Bancshares, Inc.	27,902	535,718
IBERIABANK Corp.	2,000	77,460
Independence Community Bank Corp.	7,900	205,242
IndyMac Bancorp, Inc.	8,600	164,260
Integra Bank Corp.	500	8,190
International Bancshares Corp.	2,616	99,981
Irwin Financial Corp.	5,100	92,310
ITLA Capital Corp. (a)	900	29,700
KeyCorp	46,200	1,096,326
M&T Bank Corp.	10,023	792,017
MAF Bancorp., Inc.	4,100	139,810
Marshall & Ilsley Corp.	24,700	656,279
MB Financial, Inc.	1,800	62,658
Mellon Financial Corp.	46,100	1,037,711
Mercantile Bankshares Corp.	8,900	328,410
Mid-State Bancshares	400	6,608
Midsouth Bancorp, Inc.	3,500	60,410
Midwest Banc Holdings, Inc.	772	14,938
Mystic Financial, Inc.	600	10,920
Nara Bancorp, Inc.	400	9,724
National City Corp.	65,620	1,812,424
National Commerce Financial Corp.	23,020	558,926
National Penn Bancshares, Inc.	567	14,617
NBT Bancorp, Inc.	400	7,008
NetBank, Inc.	10,555	100,378
New York Community Bancorp, Inc.	12,861	367,953
North Fork Bancorp, Inc. New York	14,478	466,771
Northern Trust Corp.	23,900	765,278
Northway Financial, Inc.	400	11,604
Northwest Bancorp, Inc.	1,200	18,168
Old National Bancorp	4,271	93,449
Omega Financial Corp.	100	3,348
Oregon Trail Financial Corp.	800	18,056
Pacific Capital Bancorp	5,733	161,269
Pacific Northwest Bancorp	3,600	100,296
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Pacific Premier Bancorp, Inc. (a)	40	$ 242
Park National Corp.	900	88,155
People's Bank, Connecticut	10,600	272,833
PFF Bancorp, Inc.	200	6,418
PFS Bancorp, Inc.	100	1,551
PNC Financial Services Group, Inc.	30,500	1,370,365
Popular, Inc.	15,400	521,906
Port Financial Corp.	1,900	92,663
Provident Bankshares Corp.	914	21,697
Provident Financial Group, Inc.	7,500	216,450
Provident Financial Holdings, Inc.	900	25,650
R&G Financial Corp. Class B	3,400	75,650
Regions Financial Corp.	24,766	801,923
Republic Bancorp, Inc.	9,821	120,798
Riggs National Corp.	7,400	103,230
Roslyn Bancorp, Inc.	13,440	267,725
S&T Bancorp, Inc.	1,100	28,072
Sandy Spring Bancorp, Inc.	300	9,708
Santander Bancorp	2,200	29,700
Seacoast Financial Services Corp.	5,038	96,982
Silicon Valley Bancshares (a)	6,600	114,510
Sky Financial Group, Inc.	12,440	252,408
South Financial Group, Inc.	6,760	136,282
SouthTrust Corp.	38,100	1,028,319
Southwest Bancorp of Texas, Inc. (a)	5,000	158,100
Sovereign Bancorp, Inc.	29,994	407,319
Staten Island Bancorp, Inc.	3,400	52,496
Sterling Bancshares, Inc.	1,600	19,904
Sterling Financial Corp. (a)	133	2,773
Sun Bancorp, Inc., New Jersey	4,403	61,554
SunTrust Banks, Inc.	30,528	1,717,200
Susquehanna Bancshares, Inc.	6,800	144,500
SVB Financial Services, Inc.	346	5,989
Synovus Financial Corp.	33,334	641,680
TCF Financial Corp.	8,800	369,072
Texas Regional Bancshares, Inc. Class A	4,260	140,963
TIB Financial Corp.	900	13,995
Trust Co. of New Jersey	500	13,800
Trustco Bank Corp.	3,749	37,565
Trustmark Corp.	9,000	217,170
U.S. Bancorp, Delaware	195,868	4,097,559
UAB Financial Corp.	1,680	61,607
UCBH Holdings, Inc.	5,000	210,500
Union Community Bancorp	658	10,495
Union Planters Corp.	21,730	598,010
UnionBanCal Corp.	16,500	686,730
United Bankshares, Inc.	6,300	174,699
United Community Financial Corp.	7,100	61,983
United National Bancorp, New Jersey	4,800	114,144
Valley National Bancorp	6,887	176,652

	Shares	Value (Note 1)
W Holding Co., Inc.	2,100	$ 38,304
Wachovia Corp.	141,136	5,007,505
Washington Federal, Inc.	12,213	271,129
Washington Mutual, Inc.	99,374	3,431,384
Washington Trust Bancorp, Inc.	589	11,533
Waypoint Financial Corp.	8,400	149,436
Webster Financial Corp. Waterbury Connecticut	7,968	283,661
Wells Fargo & Co.	174,510	7,914,029
WesBanco, Inc.	700	17,220
West Coast Bancorp, Oregon	242	3,812
Westamerica Bancorp.	4,900	199,332
Westcorp	700	13,293
Whitney Holding Corp.	6,100	200,751
Wilmington Trust Corp., Delaware	8,800	249,920
Wintrust Financial Corp.	4,350	128,412
WSFS Financial Corp.	3,200	102,560
Zions Bancorp	10,668	456,164
		81,113,358
Diversified Financials - 6.7%
A.G. Edwards, Inc.	6,200	165,354
Aames Financial Corp. (a)	700	875
Advanta Corp. Class A	2,600	18,408
Affiliated Managers Group, Inc. (a)	1,700	72,097
Affinity Technology Group, Inc. (a)	10,600	2,332
Alliance Capital Management Holding LP	8,400	236,880
Allied Capital Corp.	10,800	216,540
American Capital Strategies Ltd.	5,800	143,260
American Express Co.	134,700	4,523,226
American Home Mortgage Holdings, Inc.	4,500	47,925
AmeriCredit Corp. (a)	7,800	15,522
Ameritrade Holding Corp. (a)	39,300	198,465
ANFI, Inc.	3,625	53,868
Bear Stearns Companies, Inc.	9,114	570,901
BlackRock, Inc. Class A (a)	1,500	62,400
Capital One Financial Corp.	21,800	675,146
Cash America International, Inc.	800	7,136
Charles Schwab Corp.	140,202	1,107,596
Charter Municipal Mortgage Acceptance Co.	2,800	49,308
Chicago Mercantile Exchange Holdings, Inc. Class A	8,600	370,230
CIT Group, Inc.	21,500	369,155
Citigroup, Inc.	522,362	17,415,549
CompuCredit Corp. (a)	4,700	24,440
Consumer Portfolio Services, Inc. (a)	2,400	4,200
Countrywide Financial Corp.	11,900	635,341
Credit Acceptance Corp. (a)	2,800	16,296
DVI, Inc. (a)	800	6,240
E*TRADE Group, Inc. (a)	31,815	133,623
E-Loan, Inc. (a)	3,900	8,970
Eaton Vance Corp. (non-vtg.)	6,100	155,794
Equitex, Inc. (a)	3,100	2,232
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Euronet Worldwide, Inc. (a)	4,100	$ 27,798
Fannie Mae	102,400	6,563,840
Farmer Mac Class A (multi-vtg.) (a)	700	12,250
Federated Investors, Inc. Class B (non-vtg.)	13,249	335,465
Financial Federal Corp. (a)	3,300	83,622
Finova Group, Inc. (a)	3,400	544
First Albany Companies, Inc.	1,530	11,368
Franklin Resources, Inc.	27,900	911,493
Freddie Mac	71,900	3,929,335
Friedman, Billings, Ramsey Group, Inc. Class A (a)	5,000	44,350
Gabelli Asset Management, Inc. Class A (a)	600	17,046
GATX Corp.	6,600	101,904
Goldman Sachs Group, Inc.	48,100	3,340,545
Harbourton Financial Corp. (a)	700	560
Harris & Harris Group, Inc. (a)	6,500	21,125
Household International, Inc.	46,719	1,304,862
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Instinet Group, Inc.	5,100	17,493
Investment Technology Group, Inc. (a)	3,714	46,759
Investment Technology Group, Inc. rights 12/31/03 (a)	1,200	0
Investors Financial Services Corp.	7,400	185,000
J.P. Morgan Chase & Co.	201,700	4,574,556
Janus Capital Group, Inc.	20,200	238,966
JB Oxford Holdings, Inc. (a)	1,310	3,026
Jefferies Group, Inc.	1,900	70,186
Knight Trading Group, Inc. (a)	8,800	42,856
LaBranche & Co., Inc.	4,700	95,504
Legg Mason, Inc.	6,200	305,226
Lehman Brothers Holdings, Inc.	23,600	1,306,732
Leucadia National Corp.	6,500	218,530
MBNA Corp.	129,400	1,792,190
MCG Capital Corp.	6,400	63,168
Medallion Financial Corp.	100	342
Merrill Lynch & Co., Inc.	87,000	2,964,960
Metris Companies, Inc.	11,935	17,903
Meyerson & Co., Inc. (a)	1,900	3,021
MFN Financial Corp.:
warrants 3/23/03 (a)	10	0
warrants 3/23/04 (a)	10	0
MicroFinancial, Inc.	100	100
Moody's Corp.	16,600	732,060
Morgan Stanley	111,900	4,123,515
NCO Portfolio Management, Inc. (a)	1,086	6,896
Neuberger Berman, Inc.	8,450	225,108
New Century Financial Corp.	5,900	157,117
Nuveen Investments, Inc. Class A	10,700	238,289
Ocwen Financial Corp. (a)	5,397	16,461

	Shares	Value (Note 1)
Olympic Cascade Financial Corp. (a)	1,200	$ 420
Paulson Capital Corp. (a)	1,300	5,499
Principal Financial Group, Inc.	35,700	984,249
Providian Financial Corp. (a)	34,400	209,840
Raymond James Financial, Inc.	6,250	159,250
Saxon Capital, Inc. (a)	3,900	42,939
SEI Investments Co.	12,300	310,095
Siebert Financial Corp. (a)	2,700	6,561
SLM Corp.	15,550	1,694,173
Soundview Technology Group, Inc. (a)	21,300	27,051
State Street Corp.	31,500	1,160,775
Stifel Financial Corp.	1,000	11,800
Student Loan Corp.	2,800	264,040
SWS Group, Inc.	2,406	30,773
T. Rowe Price Group, Inc.	14,000	360,080
Waddell & Reed Financial, Inc. Class A	8,068	134,816
Waterside Capital Corp. (a)	1,100	3,311
Westwood Holdings Group, Inc.	601	7,903
WFS Financial, Inc. (a)	3,400	63,818
Winfield Capital Corp. (a)	1,500	450
World Acceptance Corp. (a)	300	2,565
Ziegler Companies, Inc.	500	7,175
		66,948,963
Insurance - 5.3%
21st Century Holding Co.	1,300	13,767
21st Century Insurance Group	9,800	117,012
Acceptance Insurance Companies, Inc. (a)	13,100	262
AFLAC, Inc.	53,800	1,681,250
Alfa Corp.	13,600	158,712
Allcity Insurance Co.	9,500	16,340
Alleghany Corp.	724	119,026
Allmerica Financial Corp. (a)	6,500	91,975
Allstate Corp.	69,849	2,209,324
AMBAC Financial Group, Inc.	9,900	483,615
American Financial Group, Inc., Ohio	6,000	118,980
American Independence Corp. (a)	800	6,240
American International Group, Inc.	267,195	13,170,042
American Medical Securities Group, Inc. (a)	2,500	32,350
American National Insurance Co.	2,500	195,725
AmerUs Group Co.	3,467	90,939
Aon Corp.	29,550	574,748
Arch Capital Group Ltd. (a)	5,100	159,426
Argonaut Group, Inc.	3,000	37,500
Arthur J. Gallagher & Co.	7,100	173,737
Atlantic American Corp. (a)	100	156
Baldwin & Lyons, Inc. Class B	3,500	87,150
Berkshire Hathaway, Inc. Class A (a)	156	9,625,200
Brown & Brown, Inc.	7,700	221,914
Ceres Group, Inc. (a)	12,800	19,968
Cincinnati Financial Corp.	18,200	645,008
Citizens Financial Corp., Kentucky (a)	200	994
Citizens, Inc. Class A (a)	2,215	14,065
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Clark/Bardes, Inc. (a)	1,100	$ 15,554
CNA Financial Corp. (a)	24,400	560,956
CNA Surety Corp.	9,500	73,720
Commerce Group, Inc., Massachusetts	3,500	119,070
Cotton States Life Insurance Co.	500	4,450
Crawford & Co. Class B	4,000	16,000
Danielson Holding Corp. (a)	1,300	1,105
Delphi Financial Group, Inc. Class A	1,460	53,801
Donegal Group, Inc. Class B	5,866	64,819
EMC Insurance Group	3,600	64,836
Erie Indemnity Co. Class A	5,300	192,920
FBL Financial Group, Inc. Class A	1,870	36,652
Fidelity National Financial, Inc.	8,366	274,656
Financial Industries Corp.	1,270	18,796
First American Corp., California	6,100	140,910
FPIC Insurance Group, Inc. (a)	2,900	23,084
Fremont General Corp.	11,400	69,198
Gainsco, Inc. (a)	1,500	300
Great American Financial Resources, Inc.	3,000	42,300
Harleysville Group, Inc.	3,500	79,100
Hartford Financial Services Group, Inc.	24,800	896,024
HCC Insurance Holdings, Inc.	5,400	133,218
HealthExtras, Inc. (a)	1,400	5,250
Hilb, Rogal & Hamilton Co.	4,100	121,893
Horace Mann Educators Corp.	4,500	61,965
Independence Holding Co.	1,360	25,650
Investors Title Co.	3,900	86,385
Jefferson-Pilot Corp.	16,550	623,935
John Hancock Financial Services, Inc.	29,500	828,950
Kansas City Life Insurance Co.	900	35,550
LandAmerica Financial Group, Inc.	1,400	52,780
Lincoln National Corp.	19,100	541,103
Loews Corp.	20,000	874,200
Markel Corp. (a)	1,300	277,758
Marsh & McLennan Companies, Inc.	54,700	2,226,290
MBIA, Inc.	13,539	516,242
Meadowbrook Insurance Group, Inc. (a)	600	1,356
Mercury General Corp.	4,800	173,808
MetLife, Inc.	71,700	1,876,389
MGIC Investment Corp.	9,500	374,870
MIIX Group, Inc. (a)	1,100	1,100
National Security Group, Inc.	5,060	71,751
National Western Life Insurance Co. Class A (a)	200	20,202
Nationwide Financial Services, Inc. Class A	3,800	92,340
Navigators Group, Inc. (a)	3,700	94,350
Nymagic, Inc. (a)	3,800	74,100
Odyssey Re Holdings Corp.	9,200	165,876
Ohio Casualty Corp. (a)	8,900	109,381

	Shares	Value (Note 1)
Old Republic International Corp.	10,550	$ 288,015
Penn Treaty American Corp. (a)	600	948
Penn-America Group, Inc.	9,000	90,360
Philadelphia Consolidated Holding Corp. (a)	2,000	62,300
Phoenix Companies, Inc.	13,700	106,586
PICO Holdings, Inc. (a)	6,200	74,648
PMA Capital Corp. Class A	5,400	53,190
Presidential Life Corp.	2,200	21,120
ProAssurance Corp. (a)	5,915	130,722
Progressive Corp.	21,300	1,107,813
Protective Life Corp.	6,286	170,476
Prudential Financial, Inc.	56,400	1,693,692
Radian Group, Inc.	8,320	290,118
Reinsurance Group of America, Inc.	3,600	95,148
RLI Corp.	4,000	103,720
RTW, Inc. (a)	1,450	2,987
SAFECO Corp.	15,400	506,352
SCPIE Holding, Inc.	3,800	24,852
Selective Insurance Group, Inc.	4,500	106,200
St. Paul Companies, Inc.	21,806	672,933
StanCorp Financial Group, Inc.	4,000	199,000
State Auto Financial Corp.	7,600	123,956
Stewart Information Services Corp. (a)	1,400	32,200
The Chubb Corp.	16,364	782,526
The Midland Co.	5,200	98,800
The MONY Group, Inc.	6,782	145,135
The PMI Group, Inc.	7,900	214,090
Torchmark Corp.	13,800	501,078
Transatlantic Holdings, Inc.	4,950	320,513
Travelers Property Casualty Corp. Class B	105,677	1,680,264
Triad Guaranty, Inc. (a)	3,100	103,571
UICI (a)	7,000	70,350
Unico American Corp.	9,300	37,479
United Fire & Casualty Co.	3,500	103,880
United Trust Group, Inc. (a)	300	2,055
Unitrin, Inc.	7,300	181,770
Universal American Financial Corp. (a)	1,500	8,700
UnumProvident Corp.	24,993	324,909
Vesta Insurance Group Corp.	2,600	7,150
W.R. Berkley Corp.	4,350	176,610
White Mountains Insurance Group Ltd.	900	291,600
Zenith National Insurance Corp.	4,200	84,042
		53,372,226
Real Estate - 1.7%
Alexander's, Inc. (a)	100	6,560
Alexandria Real Estate Equities, Inc.	2,800	116,340
AMB Property Corp. (SBI)	11,900	333,200
American Real Estate Partners LP (a)	2,600	27,014
AMLI Residential Properties Trust (SBI)	700	14,140
Annaly Mortgage Management, Inc.	8,200	148,502
Anthracite Capital, Inc.	3,200	36,224
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Anworth Mortgage Asset Corp.	5,300	$ 66,250
Apartment Investment & Management Co. Class A	11,631	427,672
Archstone-Smith Trust	20,757	457,692
Arden Realty, Inc.	7,700	170,940
AvalonBay Communities, Inc.	8,600	315,706
Avatar Holdings, Inc. (a)	300	6,609
Bedford Property Investors, Inc.	500	12,705
Bluegreen Corp. (a)	900	3,204
Boston Properties, Inc.	11,500	427,800
Boykin Lodging Co.	500	3,950
Brandywine Realty Trust (SBI)	2,100	43,197
BRE Properties, Inc. Class A	3,400	101,660
California Coastal Communities, Inc. (a)	6,300	35,217
Camden Property Trust (SBI)	6,475	206,553
Capital Automotive (SBI)	6,700	167,031
Capstead Mortgage Corp.	3,600	45,360
CarrAmerica Realty Corp.	9,400	229,454
Catellus Development Corp. (a)	11,400	227,772
CBL & Associates Properties, Inc.	3,700	147,445
CenterPoint Properties Trust (SBI)	3,200	180,576
Chateau Communities, Inc.	6,800	140,284
Chelsea Property Group, Inc.	2,400	84,864
Colonial Properties Trust (SBI)	1,100	35,222
Commercial Net Lease Realty, Inc.	1,300	19,305
Consolidated-Tomoka Land Co.	3,800	76,342
Cornerstone Realty Income Trust, Inc.	2,700	19,386
Corporate Office Properties Trust (SBI)	100	1,403
Corrections Corp. of America (a)	4,516	78,036
Cousins Properties, Inc.	3,350	82,678
Crescent Real Estate Equities Co.	10,300	151,925
Developers Diversified Realty Corp.	3,500	81,550
Duke Realty Corp.	16,700	433,365
Eastgroup Properties, Inc.	500	12,745
Entertainment Properties Trust (SBI)	200	4,960
Equity Inns, Inc.	1,400	7,630
Equity Office Properties Trust	45,016	1,104,242
Equity Residential (SBI)	30,260	734,713
Essex Property Trust, Inc.	4,200	213,990
FBR Asset Investment Corp.	2,700	86,616
Federal Realty Investment Trust (SBI)	2,500	73,275
FelCor Lodging Trust, Inc.	7,268	49,931
First Industrial Realty Trust, Inc.	7,500	210,750
First Union Real Estate Equity & Mortgage Investments (SBI)	1,440	2,218
Forest City Enterprises, Inc. Class A	3,250	104,943
Gables Residential Trust (SBI)	5,800	148,016
General Growth Properties, Inc.	7,800	407,706
Getty Realty Corp.	100	1,915
Glenborough Realty Trust, Inc.	8,600	139,320
Glimcher Realty Trust (SBI)	1,500	28,305

	Shares	Value (Note 1)
Great Lakes REIT, Inc. (SBI)	300	$ 4,680
Health Care Property Investors, Inc.	6,446	227,866
Health Care REIT, Inc.	2,900	74,704
Healthcare Realty Trust, Inc.	7,700	216,139
Heritage Property Investment Trust, Inc.	4,300	106,124
Highwoods Properties, Inc. (SBI)	3,700	77,737
Home Properties of New York, Inc.	1,200	38,100
Hospitality Properties Trust (SBI)	5,900	180,304
Host Marriott Corp. (a)	32,200	222,824
HRPT Properties Trust (SBI)	21,300	181,263
Impac Mortgage Holdings, Inc.	8,800	105,248
Innkeepers USA Trust (SBI)	900	6,291
Insignia Financial Group, Inc. (a)	833	9,088
Investors Real Estate Trust	100	949
iStar Financial, Inc.	7,632	216,749
JDN Realty Corp.	10,417	125,317
Jones Lang LaSalle, Inc. (a)	2,700	37,395
Kilroy Realty Corp.	1,500	32,910
Kimco Realty Corp.	7,833	263,972
Koger Equity, Inc.	1,200	18,576
Kramont Realty Trust	100	1,495
La Quinta Corp. unit (a)	17,796	58,549
LaSalle Hotel Properties (SBI)	100	1,210
Lexington Corporate Properties Trust	600	9,900
Liberty Property Trust (SBI)	5,300	165,466
LNR Property Corp.	4,100	135,546
Mack-Cali Realty Corp.	4,000	115,600
Manufactured Home Communities, Inc.	1,200	34,848
MeriStar Hospitality Corp.	8,200	21,894
Merry Land Properties, Inc. (a)	50	636
MFA Mortgage Investments, Inc.	5,700	49,989
Mid-America Apartment Communities, Inc.	700	16,317
Mills Corp.	3,600	105,408
National Health Investors, Inc.	700	11,025
Nationwide Health Properties, Inc.	3,100	40,176
New Plan Excel Realty Trust	14,500	282,170
Newhall Land & Farming Co.	1,600	45,552
Novastar Financial, Inc.	2,200	72,160
Pacific Gulf Properties, Inc. (a)	800	20
Pan Pacific Retail Properties, Inc.	2,700	101,520
Parkway Properties, Inc.	200	7,290
Pennsylvania Real Estate Investment Trust (SBI)	500	12,950
Plum Creek Timber Co., Inc.	18,424	399,801
Post Properties, Inc.	3,700	86,432
Prentiss Properties Trust (SBI)	2,400	62,904
Prime Group Realty Trust (SBI) (a)	4,300	21,457
ProLogis	21,046	521,520
PS Business Parks, Inc.	1,200	37,680
Public Storage, Inc.	14,400	475,200
RAIT Investment Trust (SBI)	3,700	79,513
Realty Income Corp.	2,100	72,786
Reckson Associates Realty Corp.	3,400	68,578
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Redwood Trust, Inc.	3,700	$ 113,849
Regency Centers Corp.	9,300	299,181
RFS Hotel Investors, Inc.	500	4,805
Saul Centers, Inc.	300	6,753
Senior Housing Properties Trust (SBI)	10,720	123,709
Shurgard Storage Centers, Inc. Class A	1,900	55,841
Simon Property Group, Inc.	20,500	710,120
SL Green Realty Corp.	2,300	67,735
Sovran Self Storage, Inc.	3,400	92,344
Summit Properties, Inc.	1,500	26,625
Sun Communities, Inc.	1,300	45,500
Taubman Centers, Inc.	5,500	96,525
Tejon Ranch Co. (a)	700	17,850
The Macerich Co.	2,700	86,805
The Rouse Co.	10,700	356,952
The St. Joe Co.	9,200	259,992
Thornburg Mortgage, Inc. (SBI)	7,300	147,460
Town & Country Trust	400	8,040
Trammell Crow Co. (a)	2,900	24,650
Trizec Properties, Inc.	18,200	156,702
United Dominion Realty Trust, Inc. (SBI)	7,300	113,661
Universal Health Realty Income Trust (SBI)	200	5,272
Ventas, Inc.	11,300	135,600
Vornado Operating Co. (a)	60	15
Vornado Realty Trust	12,700	444,500
W.P. Carey & Co. LLC	1,500	37,440
Washington Real Estate Investment Trust (SBI)	2,700	67,797
Weingarten Realty Investors (SBI)	4,050	157,343
		17,419,302
TOTAL FINANCIALS		218,853,849
HEALTH CARE - 14.3%
Biotechnology - 1.6%
Aastrom Biosciences, Inc. (a)	1,900	570
Abgenix, Inc. (a)	6,200	35,712
Aclara BioSciences, Inc. (a)	13,400	26,800
Affymetrix, Inc. (a)	4,600	121,440
Albany Molecular Research, Inc. (a)	4,800	69,600
Alexion Pharmaceuticals, Inc. (a)	2,900	31,929
Alkermes, Inc. (a)	8,800	69,872
Alliance Pharmaceutical Corp. (a)	300	75
Amgen, Inc. (a)	130,468	7,128,772
Amylin Pharmaceuticals, Inc. (a)	9,100	139,594
Aphton Corp. (a)	3,000	7,500
Applera Corp. - Celera Genomics Group (a)	5,000	41,250
Applied Molecular Evolution, Inc. (a)	4,100	10,209
Arena Pharmaceuticals, Inc. (a)	5,200	33,800
ArQule, Inc. (a)	3,400	8,058

	Shares	Value (Note 1)
AutoImmune, Inc. (a)	11,500	$ 8,740
Avant Immunotherapeutics, Inc. (a)	1,400	1,526
AVI BioPharma, Inc. (a)	2,700	8,532
Avigen, Inc. (a)	1,600	4,640
Bio-Technology General Corp. (a)	6,200	15,810
BioCryst Pharmaceuticals, Inc. (a)	1,700	1,717
Biogen, Inc. (a)	14,400	511,776
BioMarin Pharmaceutical, Inc. (a)	7,200	72,072
Biopure Corp. Class A (a)	6,400	19,904
BioReliance Corp. (a)	1,800	30,602
BioSource International, Inc. (a)	3,600	25,020
BioSphere Medical, Inc. (a)	800	3,168
BioTime, Inc. (a)	400	636
Caliper Technologies Corp. (a)	4,900	16,317
Celgene Corp. (a)	6,500	142,357
Cell Genesys, Inc. (a)	5,600	44,464
Cell Therapeutics, Inc. (a)	6,800	47,736
Cephalon, Inc. (a)	5,006	241,039
Cepheid, Inc. (a)	7,800	30,810
Charles River Laboratories International, Inc. (a)	3,600	107,676
Chiron Corp. (a)	18,200	664,664
Ciphergen Biosystems, Inc. (a)	1,800	9,000
Corixa Corp. (a)	6,501	38,941
Corvas International, Inc. (a)	6,300	11,025
Cryo-Cell International, Inc. (a)	10,200	10,404
Cubist Pharmaceuticals, Inc. (a)	6,000	49,320
CuraGen Corp. (a)	3,000	10,290
CV Therapeutics, Inc. (a)	2,400	42,336
Cytogen Corp. (a)	370	1,062
Dendreon Corp. (a)	200	820
Digene Corp. (a)	3,700	61,383
Diversa Corp. (a)	6,100	42,761
Embrex, Inc. (a)	2,200	14,652
Enchira Biotechnology Corp. (a)	1,700	2
EntreMed, Inc. (a)	3,700	3,848
Enzo Biochem, Inc.	1,438	17,774
Enzon Pharmaceuticals, Inc. (a)	3,300	41,415
Epimmune, Inc. (a)	3,100	2,635
Exact Sciences Corp. (a)	4,000	32,000
eXegenics, Inc. (a)	3,400	2,006
Exelixis, Inc. (a)	2,600	15,002
Gen-Probe, Inc. (a)	3,500	84,210
Gene Logic, Inc. (a)	4,200	21,210
Genelabs Technologies, Inc. (a)	9,800	13,034
Genencor International, Inc. (a)	4,000	38,880
Genentech, Inc. (a)	23,200	820,352
Genome Therapeutics Corp. (a)	5,700	9,861
Genta, Inc. (a)	8,800	57,640
Genzyme Corp. - General Division (a)	20,800	648,544
Geron Corp. (a)	6,300	10,647
Gilead Sciences, Inc. (a)	19,200	652,800
GTC Biotherapeutics, Inc. (a)	4,100	5,576
Harvard Bioscience, Inc. (a)	457	1,600
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Hemispherx Biopharma, Inc. (a)	800	$ 1,168
Human Genome Sciences, Inc. (a)	10,800	73,332
ICOS Corp. (a)	5,400	107,730
IDEC Pharmaceuticals Corp. (a)	14,700	422,625
IDEXX Laboratories, Inc. (a)	5,000	182,300
Ilex Oncology, Inc. (a)	6,600	41,844
ImClone Systems, Inc. (a)	8,957	119,397
Immtech International, Inc. (a)	1,200	5,220
Immune Response Corp. (a)	1,525	2,166
ImmunoGen, Inc. (a)	1,700	4,029
Immunomedics, Inc.	4,800	13,296
Incyte Genomics, Inc. (a)	7,200	24,336
Indevus Pharmaceuticals, Inc. (a)	8,500	17,510
International BioChemical Industries, Inc. (a)	4,100	107
Invitrogen Corp. (a)	4,166	129,313
Isis Pharmaceuticals (a)	7,200	32,256
Kendle International, Inc. (a)	2,900	16,588
Kosan Biosciences, Inc. (a)	100	550
Large Scale Biology Corp. (a)	500	285
Lexicon Genetics, Inc. (a)	2,800	10,780
LifeCell Corp. (a)	5,000	11,900
Luminex Corp. (a)	1,600	6,400
Lynx Therapeutics, Inc. (a)	100	215
Martek Biosciences (a)	3,300	80,484
Maxim Pharmaceuticals, Inc. (a)	1,500	4,950
Maxygen, Inc. (a)	5,600	41,328
Medarex, Inc. (a)	11,200	31,248
MedImmune, Inc. (a)	24,467	734,255
Millennium Pharmaceuticals, Inc. (a)	26,153	187,255
Myriad Genetics, Inc. (a)	2,400	23,472
Nabi Biopharmaceuticals (a)	300	1,539
Nanogen, Inc. (a)	1,100	1,177
NaPro BioTherapeutics, Inc. (a)	6,300	2,835
Neogen Corp. (a)	1,300	16,250
Neopharm, Inc. (a)	3,120	34,008
NeoRX Corp. (a)	5,400	2,646
Neose Technologies, Inc. (a)	700	4,368
Neurocrine Biosciences, Inc. (a)	2,500	105,325
Neurogen Corp. (a)	500	1,890
Novavax, Inc. (a)	6,100	25,925
Nuvelo, Inc. (a)	1,129	914
ONYX Pharmaceuticals, Inc. (a)	3,800	27,360
OraSure Technologies, Inc. (a)	1,400	9,520
Orchid BioSciences, Inc. (a)	2,300	966
Organogenesis, Inc. (a)	950	38
OSI Pharmaceuticals, Inc. (a)	3,100	45,818
Paradigm Genetics, Inc. (a)	4,800	1,728
Peregrine Pharmaceuticals, Inc. (a)	5,400	3,078
Pharmacopeia, Inc. (a)	4,900	32,340
Pharmacyclics, Inc. (a)	4,700	15,510

	Shares	Value (Note 1)
PRAECIS Pharmaceuticals, Inc. (a)	10,100	$ 40,905
Progenics Pharmaceuticals, Inc. (a)	3,300	17,820
Protein Design Labs, Inc. (a)	7,000	53,550
Regeneron Pharmaceuticals, Inc. (a)	5,200	95,368
Repligen Corp. (a)	8,000	27,760
Ribapharm, Inc.	13,800	65,550
Ribozyme Pharmaceuticals, Inc. (a)	3,500	1,190
Sangamo Biosciences, Inc. (a)	1,000	2,710
Sangstat Medical Corp. (a)	4,300	35,991
SciClone Pharmaceuticals, Inc. (a)	7,300	34,675
Sequenom, Inc. (a)	7,440	12,499
Serologicals Corp. (a)	5,350	45,743
Sonus Pharmaceuticals, Inc. (a)	200	434
Spectrum Pharmaceuticals, Inc. (a)	192	380
StemCells, Inc. (a)	12,100	13,068
Strategic Diagnostics, Inc. (a)	3,100	15,159
Synaptic Pharmaceutical Corp. (a)	1,900	12,274
Tanox, Inc. (a)	2,500	22,100
Targeted Genetics Corp. (a)	2,100	609
Techne Corp. (a)	5,000	108,600
Telik, Inc. (a)	5,100	60,843
Texas Biotechnology Corp. (a)	1,300	1,040
Third Wave Technologies, Inc. (a)	9,500	32,154
Titan Pharmaceuticals, Inc. (a)	1,300	2,015
Transgenomic, Inc. (a)	1,800	3,474
Transkaryotic Therapies, Inc. (a)	5,500	27,555
Trimeris, Inc. (a)	2,400	96,048
Tularik, Inc. (a)	7,400	29,674
United Therapeutics Corp. (a)	4,400	69,520
VaxGen, Inc. (a)	2,900	10,904
Vertex Pharmaceuticals, Inc. (a)	6,618	73,129
Vical, Inc. (a)	1,900	4,807
Vion Pharmaceuticals, Inc. (a)	4,500	1,620
Viragen, Inc. (a)	14,100	1,269
ViroLogic, Inc. (a)	1,600	1,472
ViroPharma, Inc. (a)	8,100	14,013
XOMA Ltd. (a)	11,000	39,710
		16,230,623
Health Care Equipment & Supplies - 2.1%
1-800 CONTACTS, Inc. (a)	2,600	46,462
Abiomed, Inc. (a)	5,900	21,830
Advanced Medical Optics, Inc. (a)	5,533	63,906
Advanced Neuromodulation Systems, Inc. (a)	2,500	90,000
AeroGen, Inc. (a)	9,600	2,496
Aksys Ltd. (a)	2,300	14,099
ALARIS Medical, Inc. (a)	2,200	19,272
Align Technology, Inc. (a)	4,800	22,608
American Medical Systems Holdings, Inc. (a)	4,600	74,336
Apogent Technologies, Inc. (a)	8,500	132,600
Applera Corp. - Applied Biosystems Group	19,576	359,220
Arrow International, Inc.	600	24,407
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Arthrocare Corp. (a)	4,300	$ 38,786
Atrion Corp. (a)	300	6,630
Bausch & Lomb, Inc.	4,300	132,440
Baxter International, Inc.	58,893	1,671,972
Beckman Coulter, Inc.	6,600	218,460
Becton, Dickinson & Co.	28,100	966,640
Bio-Rad Laboratories, Inc. Class A (a)	200	7,190
Biomet, Inc.	26,475	800,339
Biosite, Inc. (a)	2,300	71,921
Boston Biomedica, Inc. (a)	3,700	7,104
Boston Scientific Corp. (a)	40,500	1,788,885
Bruker Daltonics, Inc. (a)	3,400	11,730
C.R. Bard, Inc.	4,300	254,130
Candela Corp. (a)	3,650	29,091
Cardiogenesis Corp. (a)	300	102
Cerus Corp. (a)	3,000	20,400
Cholestech Corp. (a)	3,000	19,080
Chromavision Medical Systems, Inc. (a)	3,500	4,281
Closure Medical Corp. (a)	1,400	16,394
Colorado Medtech, Inc. (a)	3,200	9,120
Conceptus, Inc. (a)	3,600	27,000
CONMED Corp. (a)	4,900	74,480
Cooper Companies, Inc.	4,600	133,630
CTI Molecular Imaging, Inc.	1,800	35,046
Curon Medical, Inc. (a)	12,600	13,986
Cyberonics, Inc. (a)	4,000	68,560
Cygnus, Inc. (a)	12,300	4,920
Cytyc Corp. (a)	9,200	117,116
Datascope Corp.	2,900	68,092
DENTSPLY International, Inc.	9,300	324,384
Diagnostic Products Corp.	1,900	64,429
DiaSys Corp. (a)	2,600	1,560
DJ Orthopedics, Inc. (a)	22,400	88,256
Edwards Lifesciences Corp. (a)	4,460	118,681
Endocare, Inc. (a)	9,600	19,680
Epix Medical, Inc. (a)	3,600	23,044
Fischer Imaging Corp. (a)	3,400	20,910
Fisher Scientific International, Inc. (a)	6,600	189,618
Guidant Corp. (a)	29,800	1,065,648
Haemonetics Corp. (a)	800	16,792
HealthTronics Surgical Services, Inc. (a)	2,800	25,088
Hillenbrand Industries, Inc.	7,300	364,635
Hologic, Inc. (a)	4,400	31,812
I-Stat Corp. (a)	100	399
ICU Medical, Inc. (a)	2,550	74,511
IGEN International, Inc. (a)	3,100	102,176
Illumina, Inc. (a)	2,200	5,302
Immucor, Inc. (a)	3,150	62,150
Implant Sciences Corp. (a)	200	420
INAMED Corp. (a)	3,200	104,256
Integra Lifesciences Holdings Corp. (a)	4,000	77,560

	Shares	Value (Note 1)
Interpore International, Inc. (a)	5,600	$ 42,672
Invacare Corp.	2,800	85,680
Inverness Medical Innovations, Inc. (a)	860	14,921
IVAX Diagnostics, Inc. (a)	3,600	5,436
Kewaunee Scientific Corp.	1,800	14,850
LaserSight, Inc. (a)	1,700	238
Matrixx Initiatives, Inc. (a)	3,500	26,565
Med-Design Corp. (a)	2,700	15,525
Medical Action Industries, Inc. (a)	2,800	27,608
Medtronic, Inc.	125,626	5,615,482
Mentor Corp.	7,200	125,719
Merit Medical Systems, Inc. (a)	3,575	61,562
Mesa Laboratories, Inc. (a)	3,600	24,372
Micro Therapeutics, Inc. (a)	5,700	13,794
Millipore Corp.	3,800	127,148
Molecular Devices Corp. (a)	3,500	46,060
Nektar Therapeutics (a)	7,300	36,865
Neoprobe Corp. (a)	100	13
North American Scientific, Inc. (a)	3,400	22,950
Novoste Corp. (a)	4,400	34,540
Ocular Sciences, Inc. (a)	3,800	49,894
Osteotech, Inc. (a)	5,850	43,875
Physiometrix, Inc. (a)	2,800	1,344
PLC Systems, Inc. (a)	400	220
Possis Medical, Inc. (a)	3,100	48,980
Precision Optics Corp., Inc. (a)	650	943
Resmed, Inc. (a)	2,200	69,102
Respironics, Inc. (a)	4,700	145,935
Sola International, Inc. (a)	700	8,806
Sonic Innovations, Inc. (a)	3,300	8,580
SonoSight, Inc. (a)	333	4,229
St. Jude Medical, Inc. (a)	16,944	774,002
Steris Corp. (a)	5,500	138,875
Stryker Corp.	21,000	1,369,200
SurModics, Inc. (a)	2,500	70,125
Sybron Dental Specialties, Inc. (a)	2,433	39,220
Synovis Life Technologies, Inc. (a)	1,000	9,750
Theragenics Corp. (a)	1,300	4,303
Therasense, Inc. (a)	6,600	57,156
Thoratec Corp. (a)	7,700	72,380
TriPath Imaging, Inc. (a)	4,200	10,500
Urologix, Inc. (a)	3,800	8,702
Varian Medical Systems, Inc. (a)	5,900	298,245
Vasomedical, Inc. (a)	14,900	10,877
Ventana Medical Systems, Inc. (a)	700	13,593
Viasys Healthcare, Inc. (a)	4,892	62,031
VISX, Inc. (a)	2,800	23,100
Wilson Greatbatch Technologies, Inc. (a)	3,200	80,096
Wright Medical Group, Inc. (a)	4,700	76,657
Young Innovations, Inc. (a)	2,100	47,903
Zimmer Holdings, Inc. (a)	18,910	839,415
Zoll Medical Corp. (a)	2,100	80,325
		21,080,435
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 2.3%
A.D.A.M., Inc. (a)	1,800	$ 1,692
Accredo Health, Inc. (a)	3,837	91,129
AdvancePCS Class A (a)	7,500	209,625
Advisory Board Co. (a)	2,400	78,600
Aetna, Inc.	14,000	589,680
Alliance Imaging, Inc. (a)	3,800	16,416
Alterra Healthcare Corp. (a)	500	55
American Healthways, Inc. (a)	2,950	46,109
AMERIGROUP Corp. (a)	3,100	79,639
AmeriPath, Inc. (a)	4,400	90,640
AmerisourceBergen Corp.	10,117	556,435
AMN Healthcare Services, Inc. (a)	3,400	38,658
AmSurg Corp. (a)	3,809	92,559
Andrx Corp. (a)	5,701	66,417
Anthem, Inc. (a)	13,579	809,444
Apria Healthcare Group, Inc. (a)	4,200	92,526
ARV Assisted Living, Inc. (a)	100	384
Beverly Enterprises, Inc. (a)	17,900	35,084
BriteSmile, Inc. (a)	186	1,492
Cardinal Health, Inc.	46,607	2,670,115
Caremark Rx, Inc. (a)	27,000	471,420
Centene Corp. (a)	2,600	66,300
Cerner Corp. (a)	4,000	132,880
Chronimed, Inc. (a)	4,300	31,089
CIGNA Corp.	13,100	562,907
Claimsnet.com, Inc. (a)	3,100	341
Community Health Systems, Inc. (a)	11,600	217,500
Corvel Corp. (a)	650	21,405
Covance, Inc. (a)	3,700	87,135
Coventry Health Care, Inc. (a)	5,000	141,650
Cross Country, Inc. (a)	2,600	28,678
Cryolife, Inc. (a)	7,200	45,000
Curative Health Services, Inc. (a)	2,700	45,198
CyberCare, Inc. (a)	10,100	263
D & K Healthcare Resources, Inc.	2,600	24,362
DaVita, Inc. (a)	7,467	154,940
Dynacq International, Inc.	3,100	42,718
Eclipsys Corp. (a)	6,205	47,654
eResearchTechnology, Inc. (a)	3,000	63,000
Express Scripts, Inc. (a)	7,200	372,384
First Health Group Corp. (a)	11,900	286,909
First Horizon Pharmaceutical Corp. (a)	6,150	12,669
Five Star Quality Care, Inc. (a)	325	380
Fonar Corp. (a)	200	190
Genesis Health Ventures, Inc. (a)	4,300	57,921
Gentiva Health Services, Inc.	7,500	72,750
HCA, Inc.	51,500	2,123,860
Health Management Associates, Inc. Class A	21,850	391,552
Health Net, Inc. (a)	12,400	311,364
HealthSouth Corp. (a)	34,219	122,504

	Shares	Value (Note 1)
Henry Schein, Inc. (a)	5,000	$ 200,000
Hooper Holmes, Inc.	2,100	10,206
Humana, Inc. (a)	13,900	136,220
IDX Systems Corp. (a)	5,800	90,596
IMPATH, Inc. (a)	2,900	41,409
IMS Health, Inc.	30,152	452,280
Inveresk Research Group, Inc.	3,700	62,863
Kindred Healthcare, Inc. (a)	3,120	50,391
LabOne, Inc. (a)	2,500	49,100
Laboratory Corp. of America Holdings (a)	13,500	374,895
LCA-Vision, Inc. (a)	1,600	5,536
Lifeline Systems, Inc. (a)	1,700	34,119
LifePoint Hospitals, Inc. (a)	4,463	94,616
Lincare Holdings, Inc. (a)	11,900	355,810
Manor Care, Inc. (a)	9,100	166,803
Matria Healthcare, Inc. (a)	2,400	18,720
McKesson Corp.	28,157	750,102
Medcath Corp. (a)	3,100	21,080
Medical Staffing Network Holdings, Inc.	4,000	46,720
Medicore, Inc. (a)	3,700	5,291
Mid Atlantic Medical Services, Inc. (a)	6,400	228,800
MIM Corp. (a)	4,300	22,661
NDCHealth Corp.	1,700	37,060
Odyssey Healthcare, Inc. (a)	3,600	83,196
Omnicare, Inc.	7,600	192,128
Omnicell, Inc. (a)	1,700	5,100
Option Care, Inc. (a)	6,625	52,006
Orthodontic Centers of America, Inc. (a)	4,300	43,731
Owens & Minor, Inc.	200	3,260
Oxford Health Plans, Inc. (a)	7,900	221,200
PacifiCare Health Systems, Inc. (a)	6,200	133,920
PAREXEL International Corp. (a)	4,700	66,552
Patterson Dental Co. (a)	7,900	347,679
PDI, Inc. (a)	1,100	10,615
Pediatrix Medical Group, Inc. (a)	1,300	36,725
Per-Se Technologies, Inc. (a)	933	6,400
Pharmaceutical Product Development, Inc. (a)	6,300	197,631
Planvista Corp. (a)	500	525
Prime Medical Services, Inc. (a)	5,400	41,904
Priority Healthcare Corp. Class B (a)	3,794	85,820
Province Healthcare Co. (a)	5,400	35,964
PSS World Medical, Inc. (a)	12,500	81,375
Quadramed Corp. (a)	6,400	2,688
Quest Diagnostics, Inc. (a)	11,046	582,787
Quintiles Transnational Corp. (a)	14,966	185,578
RehabCare Group, Inc. (a)	2,600	45,604
Renal Care Group, Inc. (a)	6,650	194,646
ResCare, Inc. (a)	2,400	6,840
Rural/Metro Corp. (a)	6,200	7,068
Select Medical Corp. (a)	3,100	41,230
Service Corp. International (SCI) (a)	19,852	60,946
Specialty Laboratories, Inc. (a)	4,100	30,832
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
SRI/Surgical Express, Inc. (a)	900	$ 4,050
Stewart Enterprises, Inc. Class A (a)	14,200	45,298
Sunrise Assisted Living, Inc. (a)	4,400	105,072
Tenet Healthcare Corp. (a)	48,050	873,069
Triad Hospitals, Inc. (a)	6,348	164,985
Tripos, Inc. (a)	2,100	11,130
Trover Solutions, Inc. (a)	400	2,090
U.S. Oncology, Inc. (a)	12,482	97,484
U.S. Physical Therapy, Inc. (a)	5,000	55,450
United Surgical Partners International, Inc. (a)	3,200	58,752
UnitedHealth Group, Inc.	30,300	2,511,870
Universal Health Services, Inc. Class B (a)	5,200	201,968
VCA Antech, Inc. (a)	5,600	88,984
Ventiv Health, Inc. (a)	4,733	9,513
VistaCare, Inc. Class A	3,400	52,360
VitalWorks, Inc. (a)	9,800	37,632
WebMD Corp. (a)	32,718	313,766
WellChoice, Inc.	9,200	186,760
Wellpoint Health Networks, Inc. (a)	14,510	986,825
		23,369,908
Pharmaceuticals - 8.3%
3 Dimensional Pharmaceuticals, Inc. (a)	100	571
aaiPharma, Inc. (a)	3,000	65,160
Abbott Laboratories	160,685	5,723,600
Able Laboratories, Inc. (a)	4,100	60,680
Adolor Corp. (a)	5,900	74,871
Alcide Corp. (a)	300	4,875
Allergan, Inc.	12,400	796,080
Alpharma, Inc. Class A	4,300	72,025
Antigenics, Inc. (a)	5,388	43,804
ARIAD Pharmaceuticals, Inc. (a)	6,400	11,456
Atrix Laboratories, Inc. (a)	3,500	41,265
AVANIR Pharmaceuticals Class A (a)	600	684
Barr Laboratories, Inc. (a)	3,812	296,993
Bone Care International, Inc. (a)	300	1,992
Boston Life Sciences, Inc. (a)	5,400	5,022
Bradley Pharmaceuticals, Inc. (a)	2,600	32,864
Bristol-Myers Squibb Co.	199,600	4,650,680
Cell Pathways, Inc. (a)	3,100	2,511
CIMA Labs, Inc. (a)	2,500	51,225
Collagenex Pharmaceuticals, Inc. (a)	2,200	19,932
Columbia Laboratories, Inc. (a)	1,300	4,095
Cypress Bioscience, Inc. (a)	2,737	7,335
Discovery Laboratories, Inc. (a)	3,800	7,030
Discovery Partners International, Inc. (a)	100	259
Durect Corp. (a)	8,100	12,555
Eli Lilly & Co.	115,400	6,527,024
Emisphere Technologies, Inc. (a)	3,300	18,546
Endo Pharmaceuticals Holdings, Inc. (a)	12,400	123,504
Eon Labs, Inc.	3,900	87,555

	Shares	Value (Note 1)
Esperion Therapeutics, Inc. (a)	300	$ 2,145
Forest Laboratories, Inc. (a)	36,000	1,792,800
Genzyme Corp. - Molecular Oncology (a)	5,518	9,436
Guilford Pharmaceuticals, Inc. (a)	6,800	23,324
Hi-Tech Pharmacal Co., Inc. (a)	2,850	39,188
Hollis-Eden Pharmaceutcals, Inc. (a)	1,300	7,306
ICN Pharmaceuticals, Inc.	5,900	56,758
Impax Laboratories, Inc. (a)	7,300	26,572
InKine Pharmaceutical, Inc. (a)	5,100	8,109
Inspire Pharmaceuticals, Inc. (a)	900	12,753
InterMune, Inc. (a)	2,500	49,900
IntraBiotics Pharmaceuticals, Inc. (a)	1,000	160
IVAX Corp. (a)	16,525	186,567
Johnson & Johnson	302,045	15,842,260
King Pharmaceuticals, Inc. (a)	22,861	382,922
Kos Pharmaceuticals, Inc. (a)	3,300	56,100
KV Pharmaceutical Co. Class A (a)	1,800	35,640
Ligand Pharmaceuticals, Inc. Class B (a)	9,200	43,516
MacroChem Corp. (a)	13,400	8,174
Medicines Co. (a)	6,200	117,428
Medicis Pharmaceutical Corp. Class A (a)	2,150	100,190
Merck & Co., Inc.	230,093	12,137,406
MGI Pharma, Inc. (a)	400	4,008
Mylan Laboratories, Inc.	16,950	483,923
Noven Pharmaceuticals, Inc. (a)	3,900	42,354
NPS Pharmaceuticals, Inc. (a)	4,000	69,440
Pain Therapeutics, Inc. (a)	500	925
Penwest Pharmaceuticals Co. (a)	4,000	42,800
Perrigo Co.	10,900	128,075
Pfizer, Inc.	632,925	18,873,824
Pharmaceutical Resources, Inc. (a)	2,000	74,900
Pharmacia Corp.	130,802	5,404,739
Pharmos Corp. (a)	12,500	12,125
Pure World, Inc. (a)	330	264
Salix Pharmaceuticals Ltd. (a)	1,300	6,656
Schering-Plough Corp.	151,700	2,733,634
Scios, Inc. (a)	3,900	170,196
Sepracor, Inc. (a)	10,900	134,724
SICOR, Inc. (a)	13,200	195,888
SuperGen, Inc. (a)	7,000	23,660
Twinlab Corp. (a)	1,200	180
Versicor, Inc. (a)	600	6,180
Vivus, Inc. (a)	8,200	27,962
Watson Pharmaceuticals, Inc. (a)	9,418	291,299
Wyeth	135,200	4,765,800
Zila, Inc. (a)	4,200	4,116
Zonagen, Inc. (a)	600	552
		83,181,071
TOTAL HEALTH CARE		143,862,037
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.5%
AAR Corp.	850	$ 3,783
AeroCentury Corp. (a)	800	2,184
Aeroflex, Inc. (a)	4,100	24,969
Alliant Techsystems, Inc. (a)	3,214	155,236
Applied Signal Technology, Inc. (a)	1,900	25,441
Armor Holdings, Inc. (a)	2,500	28,125
Astronics Corp. (a)	2,300	14,145
Aviall, Inc. (a)	2,800	18,760
BE Aerospace, Inc. (a)	7,600	16,340
Boeing Co.	87,200	2,403,232
Curtiss-Wright Corp.	2,000	109,200
DRS Technologies, Inc. (a)	3,400	76,806
Ducommun, Inc. (a)	2,600	31,200
EDO Corp.	3,300	53,130
Engineered Support Systems, Inc.	2,887	104,250
Esterline Technologies Corp. (a)	2,200	37,796
Fairchild Corp. Class A (a)	7,600	33,060
GenCorp, Inc.	8,900	60,520
General Dynamics Corp.	19,700	1,167,422
Goodrich Corp.	9,162	140,820
Herley Industries, Inc. (a)	3,750	52,275
Hexcel Corp. (a)	1,700	4,930
Honeywell International, Inc.	82,075	1,878,697
Integrated Defense Technologies, Inc.	3,800	52,744
Invision Technologies, Inc. (a)	2,300	50,301
Irvine Sensors Corp. (a)	430	576
L-3 Communications Holdings, Inc. (a)	8,900	321,468
Ladish Co., Inc. (a)	5,800	28,420
Lockheed Martin Corp.	45,577	2,083,780
Mercury Computer Systems, Inc. (a)	3,300	99,990
Mooney Aerospace Group Ltd. Class A (a)	600	6
MTC Technologies, Inc.	2,500	45,500
Northrop Grumman Corp.	18,065	1,566,236
Orbital Sciences Corp. (a)	7,700	44,121
Pacific Aerospace & Electronics, Inc. (a)	57	9
Precision Castparts Corp.	3,400	80,240
Raytheon Co.	39,700	1,075,076
Rockwell Collins, Inc.	16,500	324,225
United Defense Industries, Inc. (a)	4,300	92,364
United Industrial Corp.	3,200	39,520
United Technologies Corp.	47,471	2,780,851
Veridian Corp.	4,200	83,706
World Fuel Services Corp.	300	6,000
		15,217,454
Air Freight & Logistics - 0.9%
Airborne, Inc.	1,500	21,060
Atlas Air Worldwide Holdings, Inc. (a)	1,450	1,305
C.H. Robinson Worldwide, Inc.	10,400	319,384
CNF, Inc.	3,900	112,203
EGL, Inc. (a)	4,800	60,576

	Shares	Value (Note 1)
Expeditors International of Washington, Inc.	9,200	$ 314,548
FedEx Corp.	29,273	1,504,632
Forward Air Corp. (a)	3,900	73,515
J.B. Hunt Transport Services, Inc. (a)	4,900	120,246
Ryder System, Inc.	5,200	117,988
United Parcel Service, Inc. Class B	112,920	6,497,417
		9,142,874
Airlines - 0.2%
AirTran Holdings, Inc. (a)	1,900	11,305
Alaska Air Group, Inc. (a)	3,800	68,970
America West Holding Corp. Class B (a)	13,100	24,235
AMR Corp. (a)	12,700	29,718
Atlantic Coast Airlines Holdings, Inc. (a)	6,900	43,470
Continental Airlines, Inc. Class B (a)	9,100	46,410
Delta Air Lines, Inc.	9,800	82,320
ExpressJet Holdings, Inc. Class A	5,700	45,600
Frontier Airlines, Inc. (a)	6,300	26,460
Great Lakes Aviation Ltd. (a)	200	34
JetBlue Airways Corp.	9,300	245,148
Mesa Air Group, Inc. (a)	7,000	26,250
Midwest Express Holdings, Inc. (a)	400	952
Northwest Airlines Corp. (a)	11,900	70,567
SkyWest, Inc.	7,760	69,452
Southwest Airlines Co.	76,093	918,443
UAL Corp. (a)	10,300	11,124
		1,720,458
Building Products - 0.2%
Aaon, Inc. (a)	150	2,126
American Standard Companies, Inc. (a)	8,200	561,782
American Woodmark Corp.	1,400	55,300
Apogee Enterprises, Inc.	7,000	57,190
Armstrong Holdings, Inc. (a)	6,800	4,216
ElkCorp	2,100	33,726
Griffon Corp. (a)	5,280	69,168
International Smart Sourcing, Inc. (a)	500	2,075
Lennox International, Inc.	3,507	46,854
Masco Corp.	52,800	970,464
NCI Building Systems, Inc. (a)	800	13,312
Owens Corning (a)	2,200	154
Patrick Industries, Inc.	600	4,326
PW Eagle, Inc. (a)	700	3,087
Simpson Manufacturing Co. Ltd. (a)	1,600	54,080
Trex Co., Inc. (a)	1,400	45,500
U.S. Industries, Inc. (a)	6,500	22,750
Universal Forest Products, Inc.	4,300	73,530
USG Corp. (a)	10,000	45,200
York International Corp.	2,800	59,920
		2,124,760
Commercial Services & Supplies - 2.4%
Ablest, Inc. (a)	1,000	4,800
ABM Industries, Inc.	4,200	67,158
Administaff, Inc. (a)	10,400	75,920
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
AG Services of America, Inc. (a)	100	$ 739
Alliance Data Systems Corp. (a)	2,500	41,500
Allied Waste Industries, Inc. (a)	22,525	185,831
Angelica Corp.	2,100	37,905
Apollo Group, Inc. Class A (a)	16,887	782,544
Applied Graphics Technologies, Inc. (a)	344	175
Aramark Corp. Class B (a)	5,000	109,750
Arbitron, Inc. (a)	3,840	119,693
Automatic Data Processing, Inc.	63,500	2,063,750
Avery Dennison Corp.	12,100	694,540
Banta Corp.	1,200	34,188
Barrett Business Services, Inc. (a)	1,400	4,200
Bestway, Inc. (a)	200	2,250
Bowne & Co., Inc.	1,100	10,780
Bright Horizons Family Solutions, Inc. (a)	2,800	77,560
Butler International, Inc. (a)	1,300	715
Career Education Corp. (a)	3,600	167,400
Casella Waste Systems, Inc. Class A (a)	1,253	9,134
Cash Technologies, Inc. (a)	3,400	2,720
CCC Information Services Group, Inc. (a)	3,900	67,080
CDI Corp. (a)	1,700	38,675
Cendant Corp. (a)	102,704	1,264,286
Central Parking Corp.	3,100	29,791
Century Business Services, Inc. (a)	2,300	6,394
Ceridian Corp. (a)	12,400	171,120
Certegy, Inc. (a)	5,650	135,939
CheckFree Corp. (a)	8,900	186,900
Chemed Corp.	900	29,880
Childtime Learning Centers, Inc. (a)	900	963
ChoicePoint, Inc. (a)	9,300	313,875
Cintas Corp.	18,311	614,700
Clean Harbors, Inc. (a)	3,500	45,605
Coinstar, Inc. (a)	2,900	45,936
Concord EFS, Inc. (a)	50,050	555,555
Conolog Corp. (a)	140	113
Consolidated Graphics, Inc. (a)	2,700	65,205
Convergys Corp. (a)	15,200	186,960
Corinthian Colleges, Inc. (a)	3,600	134,928
Cornell Companies, Inc. (a)	1,400	11,158
Corporate Executive Board Co. (a)	4,300	144,609
Correctional Services Corp. (a)	27	65
CoStar Group, Inc. (a)	2,189	45,093
CPI Corp.	2,000	25,640
CSG Systems International, Inc. (a)	7,200	69,480
Daisytek International Corp. (a)	3,300	6,633
Deluxe Corp.	5,300	213,590
DeVry, Inc. (a)	6,100	104,188
DiamondCluster International, Inc. Class A (a)	5,700	11,514
DST Systems, Inc. (a)	12,920	362,018
DualStar Technologies Corp. (a)	5,400	486

	Shares	Value (Note 1)
Dun & Bradstreet Corp. (a)	8,300	$ 297,970
Edison Schools, Inc. Class A (a)	4,300	5,418
Education Management Corp. (a)	3,800	143,944
eFunds Corp. (a)	6,571	40,543
Electro Rent Corp. (a)	2,200	22,660
Equifax, Inc.	16,400	314,552
eSpeed, Inc. Class A (a)	5,100	52,632
EVCI Career Colleges, Inc. (a)	2,100	1,449
Exult, Inc. (a)	11,800	80,240
Falcon Products, Inc. (a)	2,600	12,116
First Consulting Group, Inc. (a)	7,400	42,920
First Data Corp.	75,500	2,616,075
Fiserv, Inc. (a)	20,650	658,735
FTI Consulting, Inc. (a)	2,500	107,500
G&K Services, Inc. Class A	3,800	96,482
Gevity HR, Inc.	4,700	25,333
Global Payments, Inc.	1,680	46,939
GP Strategies Corp. (a)	1,600	7,760
Greg Manning Auctions, Inc. (a)	700	1,505
H&R Block, Inc.	17,300	701,861
Hall Kinion & Associates, Inc. (a)	3,400	3,536
Headwaters, Inc. (a)	5,900	82,718
Headway Corporate Resources (a)	300	9
Healthcare Services Group (a)	1,700	21,624
Heidrick & Struggles International, Inc. (a)	1,700	19,635
Herman Miller, Inc.	7,000	109,410
Hewitt Associates, Inc.	2,800	76,972
HON Industries, Inc.	5,700	152,817
Imagistics International, Inc. (a)	2,908	55,485
infoUSA, Inc. (a)	600	2,718
Innotrac Corp. (a)	1,400	5,488
Insurance Auto Auctions, Inc. (a)	1,200	10,920
InterCept, Inc. (a)	3,700	25,456
Interpool, Inc.	2,400	38,400
Ionics, Inc. (a)	3,100	64,449
Iron Mountain, Inc. (a)	9,640	339,328
ITT Educational Services, Inc. (a)	5,800	156,310
John H. Harland Co.	4,600	105,708
Kelly Services, Inc. Class A (non-vtg.)	3,000	62,160
kforce, Inc. (a)	3,227	7,745
Korn/Ferry International (a)	3,300	20,295
Kroll, Inc. (a)	5,440	96,669
Labor Ready, Inc. (a)	3,800	20,520
Landauer, Inc.	1,400	49,420
Learning Tree International, Inc. (a)	3,200	37,440
Lightbridge, Inc. (a)	4,152	25,161
Mace Security International, Inc. (a)	1,100	1,320
Mail-Well, Inc. (a)	1,500	3,210
Manpower, Inc.	6,600	200,442
McGrath RentCorp.	2,500	56,300
MCSi, Inc. (a)	6,000	3,840
MedQuist, Inc. (a)	2,535	40,433
MemberWorks, Inc. (a)	2,400	44,926
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mobile Mini, Inc. (a)	2,300	$ 33,396
National Equipment Services, Inc. (a)	300	41
National Processing, Inc. (a)	4,600	65,550
National Service Industries, Inc.	650	3,900
Navigant Consulting, Inc. (a)	5,950	35,105
NCO Group, Inc. (a)	3,800	56,240
New Century Equity Holdings Corp. (a)	1,200	408
New England Business Service, Inc.	300	6,837
Nextera Enterprises, Inc. Class A (a)	5,000	1,500
Nobel Learning Communities, Inc. (a)	1,000	3,000
On Assignment, Inc. (a)	4,700	18,988
Paychex, Inc.	38,875	1,019,303
Pegasus Solutions, Inc. (a)	3,050	29,555
Personnel Group of America, Inc. (a)	900	162
Pitney Bowes, Inc.	25,800	800,832
Pittston Co. - Brinks Group	4,300	60,931
Pre-Paid Legal Services, Inc. (a)	3,200	54,880
PRG-Schultz International, Inc. (a)	9,350	65,918
ProBusiness Services, Inc. (a)	800	11,808
ProsoftTraining.com (a)	3,100	310
Protection One, Inc. (a)	100	162
Provant, Inc. (a)	2,300	219
R.R. Donnelley & Sons Co.	14,000	255,640
RCM Technologies, Inc. (a)	1,400	4,340
RemedyTemp, Inc. Class A (a)	900	9,099
Republic Services, Inc. (a)	14,000	266,980
Resources Connection, Inc. (a)	3,300	63,591
Right Management Consultants, Inc. (a)	4,125	48,469
Robert Half International, Inc. (a)	15,500	207,545
Rollins, Inc.	2,600	82,108
Sabre Holdings Corp. Class A (a)	12,969	214,767
ServiceMaster Co.	35,050	342,439
SITEL Corp. (a)	2,200	2,530
SOS Staffing Services, Inc. (a)	300	159
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	3,200	26,656
SOURCECORP, Inc. (a)	2,700	38,718
Spherion Corp. (a)	5,120	31,078
Spherix, Inc. (a)	3,900	26,676
Standard Register Co.	900	14,607
Steelcase, Inc. Class A	3,600	33,156
Stericycle, Inc. (a)	5,200	184,236
Strayer Education, Inc.	1,700	90,627
Sylvan Learning Systems, Inc. (a)	5,300	65,773
TeamStaff, Inc. (a)	1,300	4,030
TechSys, Inc. (a)	800	240
Teletech Holdings, Inc. (a)	8,220	42,004
Tetra Tech, Inc. (a)	7,506	98,779
The BISYS Group, Inc. (a)	11,000	172,040
Total System Services, Inc.	17,300	272,475
TRC Companies, Inc. (a)	3,000	40,350

	Shares	Value (Note 1)
Trio-Tech International (a)	3,600	$ 6,696
TRM Corp. (a)	1,400	952
U.S. Plastic Lumber Co. (a)	6,600	1,386
United Stationers, Inc. (a)	4,900	102,018
Valassis Communications, Inc. (a)	6,100	138,958
Venture Catalyst, Inc. (a)	3,800	1,026
Viad Corp.	7,100	148,390
Volt Information Sciences, Inc. (a)	1,400	15,960
Wackenhut Corrections Corp. (a)	2,100	19,131
Wallace Computer Services, Inc.	4,400	112,156
Waste Connections, Inc. (a)	4,500	149,760
Waste Management, Inc.	63,252	1,258,715
Watson Wyatt & Co. Holdings Class A (a)	3,800	72,922
Wesco Financial Corp.	900	263,475
West Corp. (a)	7,300	104,244
Willis Lease Finance Corp. (a)	1,200	6,012
Workflow Management, Inc. (a)	2,300	9,051
		23,918,138
Construction & Engineering - 0.1%
ACMAT Corp. Class A (a)	8,000	67,200
Baran Group Ltd.	44	26,201
Butler Manufacturing Co.	200	3,600
Dycom Industries, Inc. (a)	5,616	58,631
EMCOR Group, Inc. (a)	2,800	135,240
Fluor Corp.	7,300	206,079
Foster Wheeler Ltd. (a)	9,300	10,509
Granite Construction, Inc.	2,250	37,283
Insituform Technologies, Inc. Class A (a)	4,200	52,920
Jacobs Engineering Group, Inc. (a)	4,100	155,718
Keith Companies, Inc. (a)	2,200	24,002
Lexent, Inc. (a)	2,800	3,528
MasTec, Inc. (a)	3,450	5,210
McDermott International, Inc. (a)	9,300	39,990
Quanta Services, Inc. (a)	13,700	45,210
Shaw Group, Inc. (a)	3,000	28,770
URS Corp. (a)	4,400	39,116
		939,207
Electrical Equipment - 0.5%
A.O. Smith Corp.	2,650	68,317
Active Power, Inc. (a)	8,800	10,384
Acuity Brands, Inc.	6,600	87,780
American Power Conversion Corp. (a)	22,100	345,644
American Superconductor Corp. (a)	3,000	9,690
AMETEK, Inc.	1,700	56,066
AMX Corp. (a)	3,400	6,936
AstroPower, Inc. (a)	3,200	20,480
Ault, Inc. (a)	2,800	4,816
AZZ, Inc. (a)	1,200	13,716
Baldor Electric Co.	3,300	72,600
Beacon Power Corp. (a)	362	65
Belden, Inc.	2,700	34,830
BMC Industries, Inc.	5,000	7,800
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Brady Corp. Class A	1,700	$ 45,271
C&D Technologies, Inc.	1,800	30,798
Capstone Turbine Corp. (a)	13,000	9,880
Channell Commercial Corp. (a)	800	4,040
Chase Corp.	500	4,850
Cooper Industries Ltd. Class A	7,900	299,015
Electric Fuel Corp. (a)	6,700	3,685
Emerson Electric Co.	44,343	2,087,225
Encore Wire Corp. (a)	4,600	40,480
Energizer Holdings, Inc. (a)	10,801	286,767
Energy Conversion Devices, Inc. (a)	3,000	27,540
Espey Manufacturing & Electronics Corp.	1,300	24,375
Evergreen Solar, Inc. (a)	1,700	3,230
Fiberstars, Inc. (a)	3,300	10,791
Franklin Electric Co., Inc.	1,400	68,642
FuelCell Energy, Inc. (a)	2,200	12,936
General Cable Corp.	3,800	14,782
Genlyte Group, Inc. (a)	2,300	64,998
Global Power Equipment Group, Inc. (a)	4,500	22,140
H Power Corp. (a)	920	3,864
Hubbell, Inc. Class B	5,100	156,876
II-VI, Inc. (a)	934	17,102
Lamson & Sessions Co. (a)	2,300	7,153
M-Wave, Inc. (a)	1,400	1,232
MagneTek, Inc. (a)	3,000	10,530
Manufacturers Services Ltd. (a)	2,000	9,960
Merrimac Industries, Inc. (a)	500	2,545
Micronetics, Inc. (a)	1,800	6,912
Microvision, Inc. (a)	4,700	24,675
Millennium Cell, Inc. (a)	300	579
Misonix, Inc. (a)	3,000	8,550
Nortech Systems, Inc. (a)	1,900	14,554
Paxar Corp. (a)	2,000	27,400
Peco II, Inc. (a)	1,400	616
Penn Engineering & Manufacturing Corp. (non-vtg.)	700	7,350
Plug Power, Inc. (a)	3,000	16,050
Powell Industries, Inc. (a)	3,100	43,989
Power-One, Inc. (a)	9,400	46,248
Proton Energy Systems, Inc. (a)	2,200	6,028
Rayovac Corp. (a)	5,900	72,275
Regal-Beloit Corp.	3,200	50,880
Rockwell Automation, Inc.	17,200	395,772
Signal Technology Corp. (a)	2,700	27,891
Tech/Ops Sevcon, Inc.	2,100	9,870
Thomas & Betts Corp. (a)	7,500	113,475
Ultralife Batteries, Inc. (a)	600	2,196
UQM Technologies, Inc. (a)	3,800	10,982
Valence Technology, Inc. (a)	10,300	19,055
Valpey Fisher Corp. (a)	2,100	5,250

	Shares	Value (Note 1)
Vicor Corp. (a)	3,300	$ 19,800
Woodward Governor Co.	2,100	74,298
		5,014,526
Industrial Conglomerates - 3.0%
3M Co.	39,266	4,922,778
Carlisle Companies, Inc.	2,200	93,742
General Electric Co.	1,020,107	24,533,573
Raven Industries, Inc.	4,200	77,322
Standex International Corp.	500	9,550
Teleflex, Inc.	3,300	122,760
Textron, Inc.	14,700	531,111
Tredegar Corp.	2,700	30,564
Walter Industries, Inc.	6,100	57,279
		30,378,679
Machinery - 1.3%
3D Systems Corp. (a)	2,100	14,154
A.S.V., Inc. (a)	200	1,630
Actuant Corp. Class A (a)	2,100	77,700
AGCO Corp. (a)	8,600	139,664
Alamo Group, Inc.	200	2,250
Albany International Corp. Class A	4,700	104,058
American Science & Engineering, Inc. (a)	1,900	17,822
Astec Industries, Inc. (a)	4,700	33,511
Axsys Technologies, Inc. (a)	800	6,064
Barnes Group, Inc.	1,000	19,200
Blount International, Inc. (a)	800	3,824
Briggs & Stratton Corp.	3,500	138,250
Cascade Corp.	200	2,836
Catalytica Energy Systems, Inc. (a)	7,900	20,540
Caterpillar, Inc.	34,000	1,598,000
Ceradyne, Inc. (a)	2,800	25,060
Circor International, Inc.	500	7,100
CLARCOR, Inc.	1,600	53,504
Columbus McKinnon Corp. (a)	400	700
Crane Co.	8,300	143,424
Cummins, Inc.	2,900	69,513
CUNO, Inc. (a)	1,000	34,730
Danaher Corp.	14,771	960,410
Deere & Co.	23,300	964,154
Dionex Corp. (a)	3,300	109,626
Donaldson Co., Inc.	5,700	198,645
Dover Corp.	22,200	566,544
DT Industries, Inc. (a)	300	360
Eaton Corp.	6,400	454,080
EnPro Industries, Inc. (a)	6,932	27,659
ESCO Technologies, Inc. (a)	2,300	78,085
Flanders Corp. (a)	300	507
Flow International Corp. (a)	600	1,668
Flowserve Corp. (a)	5,900	70,564
Gardner Denver, Inc. (a)	800	15,800
Gorman-Rupp Co.	200	4,120
Graco, Inc.	3,225	86,430
Harsco Corp.	2,700	81,459
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Hirsch International Corp. Class A (a)	900	$ 450
IDEX Corp.	4,800	133,056
Illinois Tool Works, Inc.	32,028	1,907,908
Ingersoll-Rand Co. Ltd. Class A	16,000	631,200
ITT Industries, Inc.	8,400	472,332
JLG Industries, Inc.	2,600	12,220
Joy Global, Inc. (a)	6,600	67,254
Kadant, Inc. (a)	4,750	66,025
Kaydon Corp.	2,000	36,000
Kennametal, Inc.	2,300	68,816
Lincoln Electric Holdings, Inc.	3,900	77,302
Lindsay Manufacturing Co.	400	7,420
Manitowoc Co., Inc.	1,550	28,164
Milacron, Inc.	1,900	8,930
Miller Industries, Inc. (a)	360	1,220
Minuteman International, Inc.	1,800	15,048
Mueller Industries, Inc. (a)	2,200	54,164
NACCO Industries, Inc. Class A	400	17,940
Navistar International Corp. (a)	4,800	113,424
Nordson Corp.	5,600	134,008
Oshkosh Truck Co.	2,600	158,860
PACCAR, Inc.	12,300	590,646
Packaging Dynamics Corp. (a)	320	2,154
Pall Corp.	13,800	222,732
Parker Hannifin Corp.	10,900	439,379
Pentair, Inc.	6,000	218,100
Quixote Corp.	700	12,089
Reliance Steel & Aluminum Co.	1,800	29,430
Robbins & Myers, Inc.	500	7,600
SPS Technologies, Inc. (a)	700	15,400
SPX Corp. (a)	7,238	263,318
Stewart & Stevenson Services, Inc.	5,700	55,176
Tecumseh Products Co. Class A (non-vtg.)	3,000	133,500
Tennant Co.	500	16,675
Terex Corp. (a)	5,500	66,440
Thomas Industries, Inc.	800	19,800
Timken Co.	4,100	65,723
Titan International, Inc.	600	516
Trinity Industries, Inc.	6,900	111,849
UNOVA, Inc. (a)	2,400	13,056
Valmont Industries, Inc.	1,100	21,395
Wabash National Corp. (a)	5,500	29,150
Watts Industries, Inc. Class A	1,400	21,000
Wolverine Tube, Inc. (a)	200	820
		12,501,334
Marine - 0.0%
Alexander & Baldwin, Inc.	5,600	139,104
Kirby Corp. (a)	300	6,966
		146,070

	Shares	Value (Note 1)
Road & Rail - 0.5%
AMERCO (a)	4,600	$ 14,490
Arkansas Best Corp.	4,400	104,280
Burlington Northern Santa Fe Corp.	41,300	1,032,500
Celadon Group, Inc. (a)	4,300	35,432
Covenant Transport, Inc. Class A (a)	2,400	38,854
CSX Corp.	19,700	529,142
Dollar Thrifty Automotive Group, Inc. (a)	3,800	62,890
Florida East Coast Industries, Inc. Class A	2,700	63,288
Heartland Express, Inc.	3,649	65,682
Kansas City Southern (a)	2,600	31,590
Knight Transportation, Inc. (a)	5,975	116,214
Landstar System, Inc. (a)	2,400	129,888
Norfolk Southern Corp.	41,400	789,084
Old Dominion Freight Lines, Inc. (a)	2,500	69,350
RailAmerica, Inc. (a)	7,500	36,600
Roadway Corp.	3,200	98,880
SCS Transportation, Inc. (a)	4,650	52,034
Swift Transportation Co., Inc. (a)	10,430	166,671
U.S. Xpress Enterprises, Inc. Class A (a)	600	5,340
Union Pacific Corp.	26,200	1,445,978
USFreightways Corp.	3,800	92,378
Werner Enterprises, Inc.	8,266	154,988
Yellow Corp.	4,300	97,481
		5,233,034
Trading Companies & Distributors - 0.1%
Aceto Corp.	4,200	47,922
Applied Industrial Technologies, Inc.	1,000	16,390
Fastenal Co.	8,600	286,036
Huttig Building Products, Inc. (a)	1,077	2,477
Lawson Products, Inc.	400	10,200
MSC Industrial Direct, Inc. Class A (a)	2,700	48,195
W.W. Grainger, Inc.	8,200	377,446
Watsco, Inc.	1,450	20,257
		808,923
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. (a)	458	256
TIMCO Aviation Services, Inc. warrants 2/28/07 (a)	537	0
		256
TOTAL INDUSTRIALS		107,145,713
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 2.1%
3Com Corp. (a)	32,200	134,918
ACE*COMM Corp. (a)	3,000	3,000
Adaptec, Inc. (a)	5,400	32,886
ADC Telecommunications, Inc. (a)	89,170	199,741
Adtran, Inc. (a)	5,200	167,388
Advanced Fibre Communication, Inc. (a)	5,700	90,915
Airnet Communications Corp. (a)	2,800	1,344
Allen Telecom, Inc. (a)	5,600	73,640
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Alliance Fiber Optic Products, Inc. (a)	2,400	$ 1,104
Alpine Group, Inc. (a)	4,900	2,499
AltiGen Communications, Inc. (a)	3,200	2,368
Amplidyne, Inc. (a)	3,300	330
Anaren, Inc. (a)	1,500	12,855
Andrew Corp. (a)	10,300	78,589
Applied Innovation, Inc. (a)	1,500	4,815
Arris Group, Inc. (a)	10,500	50,400
Aspect Communications Corp. (a)	4,400	15,268
Audiovox Corp. Class A (a)	3,500	28,805
Avanex Corp. (a)	13,730	11,808
Avaya, Inc. (a)	28,358	62,104
Avici Systems, Inc. (a)	3,500	12,880
Avocent Corp. (a)	5,700	158,574
Aware, Inc. (a)	7,800	16,224
Bel Fuse, Inc. Class A (a)	1,000	16,580
Black Box Corp.	2,700	109,782
Blonder Tongue Laboratories, Inc. (a)	3,900	6,435
Brocade Communications Systems, Inc. (a)	20,100	81,003
Brooktrout, Inc. (a)	1,900	10,070
C-COR.net Corp. (a)	1,800	5,346
Cable Design Technologies Corp. (a)	4,575	25,117
Carrier Access Corp. (a)	3,100	3,069
Centillium Communications, Inc. (a)	2,600	8,424
CIENA Corp. (a)	39,751	215,450
Cisco Systems, Inc. (a)	734,752	10,271,833
ClearOne Communications, Inc. (a)	2,600	3,718
Cognitronics Corp. (a)	2,400	4,800
Com21, Inc. (a)	1,200	198
Comarco, Inc. (a)	450	3,492
CommScope, Inc. (a)	3,600	28,224
Communications Systems, Inc.	2,500	18,500
Computer Network Technology Corp. (a)	4,800	29,856
Comtech Telecommunications Corp. (a)	1,300	14,755
Comverse Technology, Inc. (a)	16,379	167,066
Concerto Software, Inc. (a)	3,700	20,461
Copper Mountain Networks, Inc. (a)	620	3,218
Corning, Inc. (a)	110,290	542,627
Corvis Corp. (a)	42,600	24,282
CoSine Communications, Inc. (a)	700	3,353
DAOU Systems, Inc. (a)	200	74
Digi International, Inc. (a)	4,666	14,465
Digital Lightwave, Inc. (a)	6,271	5,205
Ditech Communications Corp. (a)	1,600	4,400
Echelon Corp. (a)	2,900	27,869
EFJ, Inc. (a)	99	229
Emulex Corp. (a)	7,400	132,978
Enterasys Networks, Inc. (a)	12,800	26,880
Entrada Networks, Inc. (a)	150	35
eOn Communications Corp. (a)	620	236

	Shares	Value (Note 1)
Extreme Networks, Inc. (a)	15,200	$ 71,440
Ezenia!, Inc. (a)	200	30
F5 Networks, Inc. (a)	3,200	44,704
FalconStor Software, Inc. (a)	3,300	12,573
Finisar Corp. (a)	14,600	13,870
First Virtual Communications, Inc. (a)	3,131	1,065
Foundry Networks, Inc. (a)	13,800	122,406
Glenayre Technologies, Inc. (a)	7,200	7,488
Globecomm Systems, Inc. (a)	3,000	9,300
Harmonic, Inc. (a)	2,622	10,173
Harris Corp.	5,300	158,788
Inrange Technologies Corp. Class B (a)	6,300	12,285
Inter-Tel, Inc.	3,400	62,084
InterDigital Communication Corp. (a)	5,300	76,214
ION Networks, Inc. (a)	2,400	338
ISCO International, Inc. (a)	1,800	684
Ixia (a)	3,700	19,129
JDS Uniphase Corp. (a)	134,034	384,678
Juniper Networks, Inc. (a)	35,100	315,549
Lantronix, Inc. (a)	500	400
LightPath Technologies, Inc. Class A (a)	3,500	840
Loral Space & Communications Ltd. (a)	36,100	12,996
Lucent Technologies, Inc. (a)	308,907	506,607
McDATA Corp. Class A (a)	8,398	69,703
MCK Communications, Inc. (a)	2,200	2,640
Metawave Communications Corp. (a)	3,800	23
Motorola, Inc.	231,625	1,950,283
MRV Communications, Inc. (a)	20,755	22,415
Netopia, Inc. (a)	1,000	1,650
Netro Corp. (a)	11,900	30,345
NetScreen Technologies, Inc. (a)	3,300	64,449
NetSolve, Inc. (a)	1,900	12,920
Network Engines, Inc. (a)	2,300	2,714
Network Equipment Technologies, Inc. (a)	3,600	24,660
New Focus, Inc. (a)	13,600	44,880
Next Level Communications, Inc. (a)	17,500	19,950
NMS Communications Corp. (a)	2,800	4,536
NumereX Corp. Class A (a)	2,600	4,160
Occam Networks, Inc. (a)	3,400	187
Oplink Communications, Inc. (a)	10,900	10,900
Optelecom, Inc. (a)	2,000	13,740
Optical Cable Corp. (a)	656	2,191
Optical Communication Products, Inc. (a)	6,000	5,580
P-Com, Inc. (a)	1,080	183
Packeteer, Inc. (a)	7,500	67,425
Paradyne Networks, Inc. (a)	4,146	5,473
PC-Tel, Inc. (a)	2,200	15,730
Performance Technologies, Inc. (a)	2,900	10,092
Plantronics, Inc. (a)	3,400	48,994
Polycom, Inc. (a)	7,458	74,804
Powerwave Technologies, Inc. (a)	11,500	40,710
Proxim Corp. Class A (a)	18,348	11,926
QUALCOMM, Inc.	79,300	2,742,194
Redback Networks, Inc. (a)	21,500	14,190
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
REMEC, Inc. (a)	7,800	$ 36,660
Riverstone Networks, Inc. (a)	17,167	27,982
ROHN Industries, Inc. (a)	2,300	173
SafeNet, Inc. (a)	1,905	33,661
Science Dynamics Corp. (a)	4,100	164
Scientific-Atlanta, Inc.	13,400	175,942
SCM Microsystems, Inc. (a)	600	1,752
SeaChange International, Inc. (a)	4,650	34,829
Sonus Networks, Inc. (a)	25,100	44,176
Sorrento Networks Corp. (a)	505	3,445
SpectraLink Corp. (a)	3,500	28,175
STM Wireless, Inc. Class A (a)	3,900	78
Stratex Networks, Inc. (a)	5,115	10,383
Stratos Lightwave, Inc. (a)	1,058	3,132
Sunrise Telecom, Inc. (a)	4,200	7,938
Superior Telecom, Inc. (a)	515	41
Sycamore Networks, Inc. (a)	30,900	94,554
Symmetricom, Inc. (a)	11,010	41,508
Tekelec (a)	8,000	67,680
Telaxis Communications Corp. (a)	2,440	366
Tellabs, Inc. (a)	38,188	232,183
Tellium, Inc. (a)	22,600	12,430
Telular Corp. (a)	2,100	10,500
TeraForce Technology Corp. (a)	19,900	2,985
Terayon Communication Systems, Inc. (a)	4,700	9,212
Tollgrade Communications, Inc. (a)	2,500	28,650
Turnstone Systems, Inc. (a)	5,720	16,016
Tut Systems, Inc. (a)	1,100	1,364
UTStarcom, Inc. (a)	700	12,726
Veramark Technologies, Inc. (a)	2,300	874
Verilink Corp. (a)	3,400	4,080
ViaSat, Inc. (a)	5,000	56,350
Video Network Communications, Inc. (a)	960	528
Vyyo, Inc. (a)	1,133	2,663
Wegener Corp. (a)	3,500	3,500
Westell Technologies, Inc. Class A (a)	2,870	8,151
WJ Communications, Inc. (a)	3,700	3,700
		21,174,324
Computers & Peripherals - 3.2%
Advanced Digital Information Corp. (a)	6,300	48,006
Alpha Technologies Group, Inc. (a)	2,100	2,100
Apple Computer, Inc. (a)	33,900	508,839
Applied Films Corp. (a)	3,100	46,624
Astro-Med, Inc.	3,800	12,692
Auspex Systems, Inc. (a)	800	50
Avid Technology, Inc. (a)	5,700	118,503
Concurrent Computer Corp. (a)	9,800	28,910
Cray, Inc. (a)	10,300	87,859
Crossroads Systems, Inc. (a)	6,000	7,380
Datalink Corp. (a)	2,200	7,458

	Shares	Value (Note 1)
Dataram Corp. (a)	3,250	$ 7,605
Dell Computer Corp. (a)	262,800	7,085,088
Dot Hill Systems Corp. (a)	300	1,218
Drexler Technology Corp. (a)	2,200	30,800
Electronics for Imaging, Inc. (a)	6,800	112,812
EMC Corp. (a)	220,350	1,628,387
Exabyte Corp. (a)	100	25
FOCUS Enhancements, Inc. (a)	5,500	3,245
Gateway, Inc. (a)	23,400	51,012
Handspring, Inc. (a)	18,200	12,922
Hauppauge Digital, Inc. (a)	500	745
Hewlett-Packard Co.	309,364	4,903,419
Hutchinson Technology, Inc. (a)	3,800	82,232
Imation Corp. (a)	4,400	158,400
InFocus Corp. (a)	5,400	32,670
Innovex, Inc. (a)	1,500	9,885
Intergraph Corp. (a)	8,700	158,427
International Business Machines Corp.	171,900	13,399,605
Interphase Corp. (a)	4,000	13,040
Iomega Corp. (a)	6,880	68,800
Isomet Corp. (a)	700	455
JNI Corp. (a)	7,100	19,809
Lexmark International, Inc. Class A (a)	12,200	761,402
Maxtor Corp. (a)	20,555	123,330
Media 100, Inc. (a)	2,700	2,133
Mitek Systems, Inc. (a)	3,800	3,800
MTI Technology Corp. (a)	3,200	1,984
NCR Corp. (a)	9,600	186,720
NeoMagic Corp. (a)	1,000	1,170
Neoware Systems, Inc. (a)	2,800	36,680
Network Appliance, Inc. (a)	31,900	338,778
Overland Storage, Inc. (a)	2,600	37,258
Palm, Inc. (a)	4,117	47,757
Pinnacle Systems, Inc. (a)	6,900	66,999
Presstek, Inc. (a)	1,500	8,100
Procom Technology, Inc. (a)	8,200	1,968
Quantum Corp. (a)	9,626	31,477
Rainbow Technologies, Inc. (a)	5,100	41,973
Read-Rite Corp. (a)	3,660	4,246
SanDisk Corp. (a)	7,800	130,104
SBS Technologies, Inc. (a)	3,600	30,456
Scan-Optics, Inc. (a)	300	75
Seagate Technology	7,500	69,525
Sigma Designs, Inc. (a)	4,000	13,880
Silicon Graphics, Inc. (a)	26,400	31,680
SimpleTech, Inc. (a)	7,700	15,785
Socket Communications, Inc. (a)	3,300	2,541
Storage Technology Corp. (a)	9,800	226,674
Sun Microsystems, Inc. (a)	316,340	1,088,210
Synaptics, Inc.	5,200	37,440
Tidel Technologies, Inc. (a)	7,700	1,540
uniView Technologies Corp. (a)	825	22
Video Display Corp. (a)	1,440	9,605
ViewCast.com, Inc. (a)	13,700	2,740
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Vixel Corp. (a)	6,600	$ 20,196
Western Digital Corp. (a)	16,800	136,584
Xybernaut Corp. (a)	2,100	861
		32,162,715
Electronic Equipment & Instruments - 0.6%
Advanced Photonix, Inc. Class A (a)	15,100	14,647
Aetrium, Inc. (a)	2,400	1,680
Agilent Technologies, Inc. (a)	45,870	605,484
Allied Motion Technologies, Inc. (a)	4,100	7,831
American Building Control, Inc. (a)	3,700	3,145
American Technical Ceramics Corp. (a)	1,900	7,334
American Technology Corp. (a)	900	3,150
Amphenol Corp. Class A (a)	4,100	167,239
Analogic Corp.	2,200	99,946
Andersen Group, Inc. (a)	1,700	6,222
Andrea Electronics Corp. (a)	1,600	448
Anixter International, Inc. (a)	2,600	60,970
APA Optics, Inc. (a)	2,800	4,144
Arrow Electronics, Inc. (a)	12,100	173,998
Artesyn Technologies, Inc. (a)	2,600	9,126
Avnet, Inc. (a)	14,978	154,273
AVX Corp.	14,500	137,170
Axcess, Inc. (a)	1,600	1,120
BEI Technologies, Inc.	2,800	27,300
Bell Industries, Inc. (a)	7,200	11,160
Benchmark Electronics, Inc. (a)	1,700	59,228
Benthos, Inc. (a)	2,700	8,640
California Amplifier, Inc. (a)	5,300	21,200
CheckPoint Systems, Inc. (a)	1,600	14,896
Chyron Corp. (a)	1,500	300
Cognex Corp. (a)	5,800	131,660
Coherent, Inc. (a)	4,300	84,194
CoorsTek, Inc. (a)	2,300	59,409
CTS Corp.	1,900	12,939
CyberOptics Corp. (a)	850	4,548
DDi Corp. (a)	10,800	1,080
Diebold, Inc.	7,800	283,608
Digital Video Systems, Inc. (a)	1,800	3,960
Duraswitch Industries, Inc. (a)	1,500	1,425
Electro Scientific Industries, Inc. (a)	3,700	63,455
eMagin Corp. (a)	3,800	3,268
En Pointe Technologies, Inc. (a)	1,400	868
ePlus, Inc. (a)	1,200	8,724
Excel Technology, Inc. (a)	1,100	22,407
Fargo Electronics, Inc. (a)	3,200	31,168
Flir Systems, Inc. (a)	2,000	88,420
Frequency Electronics, Inc.	500	4,495
Giga-Tronics, Inc. (a)	3,000	3,690
Global Imaging Systems, Inc. (a)	3,800	70,338
GTSI Corp. (a)	2,700	24,273
Identix, Inc. (a)	6,514	25,730

	Shares	Value (Note 1)
IEC Electronics Corp. (a)	100	$ 20
Ingram Micro, Inc. Class A (a)	12,800	132,608
Interlink Electronics, Inc. (a)	1,200	3,540
Intermagnetics General Corp. (a)	3,050	51,667
Itron, Inc. (a)	3,000	44,970
Jabil Circuit, Inc. (a)	18,500	307,285
Keithley Instruments, Inc.	1,200	13,680
KEMET Corp. (a)	6,700	53,466
Laser Corp. (a)	2,700	1,809
LeCroy Corp. (a)	1,700	15,164
Lexar Media, Inc. (a)	8,800	35,904
Littelfuse, Inc. (a)	1,400	24,906
LoJack Corp. (a)	3,600	18,360
LSI, Industries, Inc.	2,100	21,231
Maxwell Technologies, Inc. (a)	1,100	7,480
Mechanical Technology, Inc. (a)	4,800	10,464
Merix Corp. (a)	1,450	7,656
Methode Electronics, Inc. Class A	5,200	46,176
MOCON, Inc.	3,000	22,200
Molex, Inc.	21,237	472,948
MTS Systems Corp.	3,500	39,935
New Brunswick Scientific, Inc. (a)	3,630	17,969
Newport Corp. (a)	2,900	35,525
NU Horizons Electronics Corp. (a)	4,500	24,255
Odetics, Inc. Class A (a)	1,200	840
OSI Systems, Inc. (a)	2,400	40,800
OYO Geospace Corp. (a)	1,300	9,022
Park Electrochemical Corp.	1,150	17,653
Parlex Corp. (a)	1,600	13,600
PCD, Inc. (a)	1,000	35
Pemstar, Inc. (a)	3,100	8,804
PerkinElmer, Inc.	9,268	78,593
Photon Dynamics, Inc. (a)	2,300	41,147
Pioneer Standard Electronics, Inc.	5,700	48,507
Planar Systems, Inc. (a)	2,900	45,240
Plexus Corp. (a)	2,800	27,580
Reptron Electronics, Inc. (a)	100	16
Research Frontiers, Inc. (a)	2,000	13,400
Richardson Electronics Ltd.	4,500	36,495
Robotic Vision Systems, Inc. (a)	3,500	455
Rofin-Sinar Technologies, Inc. (a)	2,100	19,845
Rogers Corp. (a)	900	25,902
Roper Industries, Inc.	2,100	60,585
Sanmina-SCI Corp. (a)	48,972	210,580
Satcon Technology Corp. (a)	1,200	948
ScanSource, Inc. (a)	2,400	48,936
Scientific Technologies, Inc. (a)	3,100	13,640
SED International Holdings, Inc. (a)	50	15
Sirenza Microdevices, Inc. (a)	4,500	5,805
SL Industries, Inc. (a)	2,100	12,600
Solectron Corp. (a)	77,336	243,608
Somera Communications, Inc. (a)	2,800	3,024
Spectrum Control, Inc. (a)	1,500	7,860
StockerYale, Inc. (a)	1,200	840
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Super Vision International, Inc. Class A (a)	2,100	$ 4,725
Superconductor Technologies, Inc. (a)	6,380	6,571
SureBeam Corp. Class A (a)	10,156	44,686
Symbol Technologies, Inc.	20,112	212,785
Sypris Solutions, Inc.	2,700	22,950
Tech Data Corp. (a)	4,700	106,314
Technitrol, Inc. (a)	2,300	35,121
Tektronix, Inc. (a)	7,300	120,596
Teledyne Technologies, Inc. (a)	2,100	26,775
Thermo Electron Corp. (a)	14,270	251,152
Trimble Navigation Ltd. (a)	4,000	67,000
TTM Technologies, Inc. (a)	2,625	8,768
Universal Display Corp. (a)	2,400	17,520
Varian, Inc. (a)	2,300	68,011
Veeco Instruments, Inc. (a)	4,200	64,134
Viisage Technology, Inc. (a)	6,100	22,143
Vishay Intertechnology, Inc. (a)	13,890	140,289
Waters Corp. (a)	11,400	264,138
Woodhead Industries, Inc.	1,600	20,192
X-Rite, Inc.	2,700	21,897
Zomax, Inc. (a)	4,900	16,513
Zygo Corp. (a)	1,200	7,416
		6,525,599
Internet Software & Services - 0.4%
24/7 Real Media, Inc. (a)	2,300	506
Accrue Software, Inc. (a)	2,400	96
Akamai Technologies, Inc. (a)	15,778	24,140
Allscripts Healthcare Solutions, Inc. (a)	2,200	4,444
AMEN Properties, Inc. (a)	75	128
America Online Latin America, Inc. (a)	2,200	1,034
Apropos Technology, Inc. (a)	750	938
Ariba, Inc. (a)	23,300	68,269
Art Technology Group, Inc. (a)	11,400	10,602
Ask Jeeves, Inc. (a)	1,800	12,402
Autobytel, Inc. (a)	7,376	20,948
Blue Coat Systems, Inc. (a)	540	2,835
Blue Martini Software, Inc. (a)	1,785	4,962
Braun Consulting, Inc. (a)	1,700	1,819
BroadVision, Inc. (a)	8,328	32,729
Calico Commerce, Inc. (a)	626	207
CenterSpan Communications Corp. (a)	1,300	1,144
Centra Software, Inc. (a)	6,080	8,634
Chordiant Software, Inc. (a)	1,910	2,101
Clarus Corp. (a)	1,000	5,220
Click Commerce, Inc. (a)	500	800
CMGI, Inc. (a)	21,108	17,518
CNET Networks, Inc. (a)	8,106	16,698
Commerce One, Inc. (a)	6,922	11,214
Communication Intelligence Corp. (a)	3,800	950
Corillian Corp. (a)	500	450

	Shares	Value (Note 1)
Critical Path, Inc. (a)	14,758	$ 9,445
Cybercash, Inc.	7,800	507
CyberSource Corp. (a)	2,800	6,188
deltathree, Inc. (a)	500	305
Dice, Inc. (a)	3,200	192
Digex, Inc. Class A (a)	10,000	3,950
Digital Impact, Inc. (a)	800	1,192
Digital Insight Corp. (a)	5,200	52,000
Digital River, Inc. (a)	4,700	42,206
DigitalThink, Inc. (a)	7,320	18,666
Digitas, Inc. (a)	3,500	11,340
Divine, Inc. Class A (a)	6,364	318
Docent, Inc. (a)	933	2,594
DoubleClick, Inc. (a)	9,234	59,467
DSL.net, Inc. (a)	300	153
EarthLink, Inc. (a)	13,377	66,484
EasyLink Services Corp. Class A (a)	170	104
eCollege.com (a)	3,900	17,004
eGain Communications Corp. (a)	5,000	1,050
Elcom International, Inc. (a)	2,200	286
Eloquent, Inc.	930	298
eMerge Interactive, Inc. Class A (a)	3,830	1,494
Engage, Inc. (a)	10,700	1,284
Entrust, Inc. (a)	7,900	21,804
Equinix, Inc. (a)	12,812	44,201
Evolve Software, Inc. (a)	8,202	10,663
Expedia, Inc. (a)	2,100	146,559
Fidelity National Information Solutions, Inc. (a)	4,100	68,265
FindWhat.com (a)	4,300	34,830
FiNet.com, Inc. (a)	358	129
FirePond, Inc. (a)	190	515
FreeMarkets, Inc. (a)	7,200	33,120
Frontline Communications Corp. (a)	1,600	256
Genuity, Inc. Class A (a)	4,165	229
GSV, Inc. (a)	980	137
High Speed Access Corp. (a)	5,100	7,064
Homeseekers.com, Inc. (a)	3,600	180
HomeStore, Inc. (a)	8,000	6,080
Hotels.com Class A (a)	2,340	105,230
I-Many, Inc. (a)	5,700	5,472
iBasis, Inc. (a)	2,400	1,032
iManage, Inc. (a)	300	975
InfoSpace, Inc. (a)	6,274	72,778
Innodata Corp. (a)	9,200	9,568
Intelligroup, Inc. (a)	2,300	3,197
Interland, Inc. (a)	11,088	8,760
Interliant, Inc. (a)	3,200	64
Internap Network Services Corp. (a)	18,300	8,052
Internet America, Inc. (a)	4,200	1,344
Internet Capital Group, Inc. (a)	19,400	6,400
Internet Commerce Corp. Class A (a)	600	528
Internet Pictures Corp. (a)	295	277
Internet Security Systems, Inc. (a)	2,800	32,116
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Interwoven, Inc. (a)	6,600	$ 13,860
Intraware, Inc. (a)	1,200	1,224
iVillage, Inc. (a)	6,349	4,317
j2 Global Communications, Inc. (a)	1,845	44,077
Jupiter Media Metrix, Inc. (a)	4,711	824
Jupitermedia Corp. (a)	1,200	3,324
Kana Software, Inc. (a)	3,268	10,621
Keynote Systems, Inc. (a)	1,600	14,272
Landacorp, Inc. (a)	3,900	3,744
LendingTree, Inc. (a)	4,950	51,183
Liquid Audio, Inc.	4,100	1,394
LookSmart Ltd. (a)	5,400	11,718
Loudeye Corp. (a)	2,000	640
LTWC Corp. (a)	997	34
Marimba, Inc. (a)	2,500	3,725
Marketwatch.com, Inc. (a)	200	1,150
MatrixOne, Inc. (a)	9,100	32,669
Modem Media, Inc. Class A (a)	4,300	10,234
Multex.com, Inc. (a)	2,900	21,225
Navidec, Inc. (a)	173	379
NaviSite, Inc. (a)	233	305
Neoforma, Inc. (a)	2,800	28,728
Net2Phone, Inc. (a)	7,900	28,914
Netegrity, Inc. (a)	9,700	39,188
NetRatings, Inc. (a)	2,200	13,750
NexPrise, Inc. (a)	213	309
NIC, Inc. (a)	3,500	5,845
Niku Corp. (a)	1,390	5,463
OneSource Information Services, Inc. (a)	3,500	22,015
Openwave Systems, Inc. (a)	19,614	28,048
Optio Software, Inc. (a)	3,000	1,440
Overture Services, Inc. (a)	4,900	78,008
ParthusCeva, Inc. (a)	5,266	17,378
PEC Solutions, Inc. (a)	3,500	59,990
Persistence Software, Inc. (a)	700	175
Pinnacor, Inc. (a)	200	260
Primus Knowledge Solutions, Inc. (a)	800	536
PurchasePro.com, Inc. (a)	5,700	86
Quovadx, Inc. (a)	5,115	8,440
RealNetworks, Inc. (a)	10,400	43,160
Register.com, Inc. (a)	6,700	36,850
Retek, Inc. (a)	8,291	36,066
S1 Corp. (a)	3,695	19,066
Saba Software, Inc. (a)	2,400	1,944
Salon Media Group, Inc. (a)	5,500	220
SciQuest, Inc. (a)	700	455
SeeBeyond Technology Corp. (a)	3,000	7,500
Selectica, Inc. (a)	7,900	23,463
SmartServ Online, Inc. (a)	900	1,035
Sportsline.com, Inc. (a)	1,000	970
SSP Solutions, Inc. (a)	2,900	1,885

	Shares	Value (Note 1)
Stellent, Inc. (a)	3,900	$ 17,160
Supportsoft, Inc. (a)	2,300	4,738
Switchboard, Inc. (a)	2,900	6,812
The Sedona Corp. (a)	6,100	1,464
The viaLink Co. (a)	2,400	360
theglobe.com, Inc. (a)	6,400	480
TheStreet.com, Inc. (a)	3,600	9,180
Tippingpoint Technologies, Inc. (a)	227	2,043
Track Data Corp. (a)	8,200	4,346
Tucows, Inc. (a)	2,000	520
Tumbleweed Communications Corp. (a)	1,858	2,694
U.S. SEARCH.com, Inc. (a)	4,700	3,713
United Online, Inc. (a)	8,152	116,248
Universal Access Global Holdings, Inc. (a)	19,300	2,509
ValueClick, Inc. (a)	17,667	55,474
VeriSign, Inc. (a)	20,739	159,898
VerticalNet, Inc. (a)	530	360
Via Net.Works, Inc. (a)	2,930	2,110
Vignette Corp. (a)	14,986	22,779
Virage, Inc. (a)	500	345
Visual Data Corp. (a)	3,100	341
Vitria Technology, Inc. (a)	8,500	5,950
Webb Interactive Services, Inc. (a)	4,300	2,924
WebEx Communications, Inc. (a)	2,700	29,943
webMethods, Inc. (a)	6,251	67,386
Websense, Inc. (a)	3,200	45,312
WorldGate Communications, Inc. (a)	1,300	520
Yahoo!, Inc. (a)	58,790	1,225,772
Zix Corp. (a)	900	4,275
		3,714,902
IT Consulting & Services - 0.4%
Acxiom Corp. (a)	10,000	152,600
Affiliated Computer Services, Inc. Class A (a)	12,700	569,341
AlphaNet Solutions, Inc. (a)	400	520
Alternative Resources Corp.	700	245
American Management Systems, Inc. (a)	5,800	61,480
Answerthink, Inc. (a)	1,940	4,947
Anteon International Corp.	3,100	71,238
Applied Digital Solutions, Inc. (a)	10,900	3,706
BearingPoint, Inc. (a)	16,800	110,208
Bell Microproducts, Inc. (a)	4,400	26,664
CACI International, Inc. Class A (a)	3,400	115,158
Carreker Corp. (a)	6,500	14,170
Ciber, Inc. (a)	4,335	23,409
Cognizant Technology Solutions Corp. Class A (a)	1,209	84,872
CompuCom Systems, Inc. (a)	8,500	32,385
Computer Horizons Corp. (a)	5,300	17,967
Computer Sciences Corp. (a)	16,299	509,507
Covansys Corp. (a)	1,255	3,891
CSP, Inc. (a)	3,600	9,468
Datatec Systems, Inc. (a)	5,100	9,435
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - continued
Direct Insite Corp. (a)	40	$ 70
Edgewater Technology, Inc. (a)	2,800	11,368
Electronic Data Systems Corp.	46,900	730,233
eLoyalty Corp. (a)	5,785	24,239
Forrester Research, Inc. (a)	3,800	48,830
Gartner, Inc. Class B (a)	4,400	32,692
GRIC Communications, Inc. (a)	2,000	3,180
Health Management Systems, Inc. (a)	400	1,204
iGate Corp. (a)	2,900	8,178
Inforte Corp. (a)	640	4,205
Keane, Inc. (a)	3,900	31,239
Lionbridge Technologies, Inc. (a)	3,138	6,276
Manhattan Associates, Inc. (a)	3,500	71,400
ManTech International Corp. Class A	3,000	46,710
Maximus, Inc. (a)	800	17,400
Meta Group, Inc. (a)	2,450	8,796
MPS Group, Inc. (a)	8,400	41,244
Netguru, Inc. (a)	1,800	1,692
Netplex Group, Inc. (a)	3,700	41
New Horizons Worldwide, Inc. (a)	1,100	3,839
Perot Systems Corp. Class A (a)	6,700	67,067
PFSweb, Inc. (a)	9,321	4,008
Predictive Systems, Inc. (a)	200	46
ProQuest Co. (a)	4,200	79,044
Safeguard Scientifics, Inc. (a)	7,700	9,856
Sapient Corp. (a)	7,300	13,724
SAVVIS Communications Corp. (a)	4,980	2,141
SRA International, Inc. Class A	1,300	33,202
StarTek, Inc. (a)	1,900	44,783
Storage Engine, Inc. (a)	434	304
SunGard Data Systems, Inc. (a)	27,136	534,036
Superior Consultant Holdings Corp. (a)	1,300	3,861
Sykes Enterprises, Inc. (a)	6,100	21,228
Syntel, Inc. (a)	1,400	26,530
Technology Solutions Co. (a)	8,550	8,807
The Management Network Group, Inc. (a)	1,200	1,632
Tier Technologies, Inc. Class B (a)	3,200	33,920
Titan Corp.	5,950	47,303
TSR, Inc. (a)	100	520
Unisys Corp. (a)	29,700	275,022
Zamba Corp. (a)	3,700	1,036
		4,122,117
Office Electronics - 0.1%
Gerber Scientific, Inc. (a)	3,800	26,030
IKON Office Solutions, Inc.	8,700	60,987
Xerox Corp. (a)	76,600	689,400

	Shares	Value (Note 1)
Zebra Technologies Corp.:
Class A (a)	3,600	$ 227,088
Class B (a)	180	11,354
		1,014,859
Semiconductor Equipment & Products - 3.0%
8X8, Inc. (a)	1,000	290
Actel Corp. (a)	4,700	77,080
ADE Corp. (a)	800	4,896
Advanced Energy Industries, Inc. (a)	4,100	42,066
Advanced Micro Devices, Inc. (a)	31,500	172,935
Advanced Power Technology, Inc. (a)	2,300	9,453
AEHR Test Systems (a)	3,600	6,264
Alliance Semiconductor Corp. (a)	2,900	9,541
Altera Corp. (a)	37,000	463,610
Amkor Technology, Inc. (a)	19,900	94,525
Amtech Systems, Inc. (a)	3,500	10,500
ANADIGICS, Inc. (a)	5,550	11,322
Analog Devices, Inc. (a)	36,300	1,058,508
Applied Materials, Inc. (a)	166,114	2,156,160
Applied Micro Circuits Corp. (a)	22,646	79,035
Artisan Components, Inc. (a)	4,200	69,048
Asyst Technologies, Inc. (a)	8,100	52,407
Atmel Corp. (a)	43,200	76,032
ATMI, Inc. (a)	4,900	92,120
August Technology Corp. (a)	2,100	5,250
Axcelis Technologies, Inc. (a)	11,313	68,444
AXT, Inc. (a)	5,100	4,692
Broadcom Corp. Class A (a)	26,900	389,512
Brooks Automation, Inc. (a)	4,983	50,428
Cabot Microelectronics Corp. (a)	1,690	70,980
California Micro Devices Corp. (a)	1,400	5,404
Celeritek, Inc. (a)	800	5,616
ChipPAC, Inc. Class A (a)	4,500	12,150
Cirrus Logic, Inc. (a)	14,500	37,990
Cohu, Inc.	3,900	58,305
Conexant Systems, Inc. (a)	22,618	31,891
Credence Systems Corp. (a)	4,780	34,129
Cree, Inc. (a)	6,300	107,226
Cymer, Inc. (a)	4,400	132,880
Cypress Semiconductor Corp. (a)	9,500	60,895
DPAC Technologies Corp. (a)	5,400	7,182
DSP Group, Inc. (a)	4,100	65,477
DuPont Photomasks, Inc. (a)	3,100	64,728
Electroglas, Inc. (a)	5,100	5,967
EMCORE Corp. (a)	2,300	4,784
Entegris, Inc. (a)	500	5,675
ESS Technology, Inc. (a)	7,400	47,952
Exar Corp. (a)	5,900	74,163
Fairchild Semiconductor International, Inc. Class A (a)	10,000	121,600
FEI Co. (a)	4,100	64,370
FSI International, Inc. (a)	4,200	11,340
GlobespanVirata, Inc. (a)	10,662	49,685
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Helix Technology, Inc.	4,400	$ 34,320
Hi/fn, Inc. (a)	4,025	20,326
Ibis Technology Corp. (a)	3,200	14,496
Integrated Circuit Systems, Inc. (a)	8,000	190,880
Integrated Device Technology, Inc. (a)	8,100	70,470
Integrated Silicon Solution, Inc. (a)	5,700	15,675
Integrated Telecom Express, Inc. (a)	2,900	5,539
Intel Corp.	673,878	11,624,396
International Rectifier Corp. (a)	5,300	118,455
Intersil Corp. Class A (a)	11,947	186,971
Intest Corp. (a)	2,800	8,512
IXYS Corp. (a)	3,700	21,312
JMAR Technologies, Inc. (a)	2,900	2,958
KLA-Tencor Corp. (a)	18,500	661,375
Kopin Corp. (a)	9,400	44,086
Kulicke & Soffa Industries, Inc. (a)	11,800	65,254
LAM Research Corp. (a)	11,100	147,963
Lattice Semiconductor Corp. (a)	7,200	52,704
Linear Technology Corp.	30,700	941,569
LSI Logic Corp. (a)	33,600	149,184
LTX Corp. (a)	3,300	17,490
Mattson Technology, Inc. (a)	7,800	17,238
Maxim Integrated Products, Inc.	31,831	1,099,443
MEMC Electronic Materials, Inc. (a)	17,200	158,756
Micrel, Inc. (a)	9,900	97,416
Micro Component Technology, Inc. (a)	4,500	2,700
Micro Linear Corp. (a)	100	387
Microchip Technology, Inc.	19,561	497,827
Micron Technology, Inc. (a)	59,600	476,204
Microsemi Corp. (a)	6,200	49,538
Microtune, Inc. (a)	9,100	13,650
MIPS Technologies, Inc. Class A (a)	6,500	13,715
MKS Instruments, Inc. (a)	6,844	90,683
Monolithic System Technology, Inc. (a)	4,500	26,820
Multilink Technology Corp. (a)	1,360	3,006
Mykrolis Corp. (a)	11,068	74,598
Nanometrics, Inc. (a)	800	2,720
National Semiconductor Corp. (a)	16,600	284,358
Novellus Systems, Inc. (a)	14,635	426,610
NVIDIA Corp. (a)	13,900	175,418
Oak Technology, Inc. (a)	11,700	36,270
Omnivision Technologies, Inc. (a)	3,800	72,200
ON Semiconductor Corp. (a)	18,800	26,508
PDF Solutions, Inc. (a)	4,200	25,242
Pericom Semiconductor Corp. (a)	4,500	39,150
Photronics, Inc. (a)	4,895	58,104
Pixelworks, Inc. (a)	5,600	46,424
PLX Technology, Inc. (a)	4,100	13,202
Power Integrations, Inc. (a)	3,900	81,237
QLogic Corp. (a)	8,733	309,236
Rambus, Inc. (a)	13,300	201,894

	Shares	Value (Note 1)
Ramtron International Corp. (a)	4,700	$ 10,058
Reliability, Inc. (a)	100	76
RF Micro Devices, Inc. (a)	15,100	98,754
Rudolph Technologies, Inc. (a)	2,300	31,717
Semitool, Inc. (a)	4,700	24,158
Semtech Corp. (a)	9,100	133,588
Silicon Image, Inc. (a)	8,600	47,214
Silicon Laboratories, Inc. (a)	5,300	143,736
Silicon Storage Technology, Inc. (a)	11,100	30,192
Siliconix, Inc. (a)	4,900	109,764
Sipex Corp. (a)	1,500	4,515
Skyworks Solutions, Inc. (a)	17,338	121,019
SRS Labs, Inc. (a)	2,700	8,076
Standard Microsystems Corp. (a)	2,900	42,398
Tegal Corp. (a)	6,100	2,867
Teradyne, Inc. (a)	16,493	191,154
Texas Instruments, Inc.	174,658	2,925,522
Therma-Wave, Inc. (a)	5,400	2,646
Three-Five Systems, Inc. (a)	1,500	5,895
Transmeta Corp. (a)	19,000	25,080
Transwitch Corp. (a)	15,850	9,827
Trident Microsystems, Inc. (a)	500	1,735
TriQuint Semiconductor, Inc. (a)	18,701	56,477
Tvia, Inc. (a)	6,300	3,591
Ultratech Stepper, Inc. (a)	4,500	56,160
Varian Semiconductor Equipment Associates, Inc. (a)	4,400	113,300
Virage Logic Corp. (a)	3,500	19,110
Vitesse Semiconductor Corp. (a)	25,800	58,308
Xicor, Inc. (a)	6,000	21,600
Xilinx, Inc. (a)	33,200	760,280
Zoran Corp. (a)	3,850	46,855
		30,004,668
Software - 4.5%
Acclaim Entertainment, Inc. (a)	14,700	7,938
Activision, Inc. (a)	5,250	78,225
Actuate Corp. (a)	2,900	4,234
Adept Technology, Inc. (a)	3,400	1,190
Adobe Systems, Inc.	22,900	629,750
Advent Software, Inc. (a)	4,100	59,122
Agile Software Corp. (a)	2,800	18,340
Altiris, Inc.	17,200	223,600
American Software, Inc. Class A (a)	3,700	11,581
Analytical Surveys, Inc. (a)	20	15
Ansoft Corp. (a)	500	3,410
Ansys, Inc. (a)	3,400	80,784
Applix, Inc. (a)	2,600	4,420
ARI Network Services, Inc. (a)	2,800	672
Artisoft, Inc. (a)	3,200	1,024
Ascential Software Corp. (a)	25,660	78,776
Aspen Technology, Inc. (a)	4,900	12,299
Authentidate Holding Corp. (a)	1,900	5,776
Autodesk, Inc.	9,500	137,655
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Axeda Systems, Inc. (a)	4,600	$ 1,932
Barra, Inc. (a)	2,850	79,088
BEA Systems, Inc. (a)	39,600	384,912
BindView Development Corp. (a)	4,100	5,166
Bitstream, Inc. Class A (a)	10,300	19,261
BMC Software, Inc. (a)	22,345	433,493
Borland Software Corp. (a)	9,200	92,828
Bottomline Technologies, Inc. (a)	1,400	7,434
Brio Software, Inc. (a)	5,000	7,400
BSQUARE Corp. (a)	1,200	1,308
Cadence Design Systems, Inc. (a)	24,468	259,116
Caldera International, Inc. (a)	550	1,018
CAM Commerce Solutions, Inc. (a)	2,300	9,890
Caminus Corp. (a)	5,600	47,880
Captaris, Inc. (a)	7,200	21,168
Captiva Software Corp. (a)	2,000	4,280
Catapult Communications Corp. (a)	1,500	9,780
Citrix Systems, Inc. (a)	15,800	189,600
Computer Associates International, Inc.	56,456	753,688
Compuware Corp. (a)	33,300	122,877
Concero, Inc. (a)	1,700	604
Concord Communications, Inc. (a)	4,200	31,626
Concur Technologies, Inc. (a)	3,000	12,450
Convera Corp. Class A (a)	400	1,612
Corio, Inc. (a)	7,600	6,156
Datakey, Inc. (a)	3,600	3,672
Datastream Systems, Inc. (a)	2,700	15,957
Datawatch Corp. (a)	1,134	3,119
Dendrite International, Inc. (a)	6,450	61,920
Digimarc Corp. (a)	1,100	11,770
DocuCorp International, Inc. (a)	2,820	11,393
Documentum, Inc. (a)	5,200	78,104
E.piphany, Inc. (a)	9,600	40,512
Electronic Arts, Inc. (a)	13,700	723,360
Elevon, Inc. (a)	4,500	5,400
Embarcadero Technologies, Inc. (a)	2,400	13,464
Epicor Software Corp. (a)	438	854
EPIQ Systems, Inc. (a)	3,550	67,805
ePresence, Inc. (a)	600	1,110
Exchange Applications, Inc. (a)	110	29
EXE Technologies, Inc. (a)	314	1,093
Extended Systems, Inc. (a)	500	775
FactSet Research Systems, Inc.	1,700	43,503
Fair, Isaac & Co., Inc.	4,250	207,570
FileNET Corp. (a)	1,300	16,328
Fonix Corp. (a)	18,600	242
Forgent Networks, Inc. (a)	10,500	14,385
Fortel, Inc. (a)	9,900	297
Geoworks Corp. (a)	1,000	13
GraphOn Corp. (a)	4,200	672
Hyperion Solutions Corp. (a)	4,595	118,275

	Shares	Value (Note 1)
i2 Technologies, Inc. (a)	32,680	$ 27,419
Inet Technologies, Inc. (a)	7,500	54,075
Infogrames, Inc. (a)	5,000	10,950
Informatica Corp. (a)	5,200	33,384
Information Architects Corp. (a)	340	44
Inktomi Corp. (a)	19,500	31,785
Insignia Systems, Inc. (a)	3,000	15,210
InteliData Technologies Corp. (a)	4,700	7,050
Interactive Intelligence, Inc. (a)	2,100	6,403
InterVoice-Brite, Inc. (a)	2,387	4,058
Intrusion, Inc. (a)	3,600	900
Intuit, Inc. (a)	20,531	975,633
J.D. Edwards & Co. (a)	12,800	153,472
Jack Henry & Associates, Inc.	11,200	128,800
JDA Software Group, Inc. (a)	3,900	46,332
Kronos, Inc. (a)	2,700	107,298
Latitude Communications, Inc. (a)	2,400	3,360
Lawson Software, Inc. (a)	11,100	66,600
Legato Systems, Inc. (a)	12,556	74,457
Level 8 Systems, Inc. (a)	1,500	300
Liberate Technologies (a)	14,000	25,760
Lightspan, Inc. (a)	2,380	2,285
Macromedia, Inc. (a)	6,600	104,544
Magma Design Automation, Inc. (a)	4,600	34,454
Manugistics Group, Inc. (a)	11,600	27,376
Mapics, Inc. (a)	700	4,830
MapInfo Corp. (a)	4,025	13,524
Mentor Graphics Corp. (a)	9,400	75,106
Mercator Software, Inc. (a)	2,000	2,800
Mercury Interactive Corp. (a)	7,800	253,500
MetaSolv, Inc. (a)	1,300	1,690
Micromuse, Inc. (a)	12,100	70,543
MICROS Systems, Inc. (a)	2,500	57,525
Microsoft Corp.	1,090,250	25,838,870
MicroStrategy, Inc. Class A (a)	3,489	67,338
Moldflow Corp. (a)	3,600	24,264
MRO Software, Inc. (a)	3,700	38,332
National Instruments Corp. (a)	6,250	210,500
NEON Systems, Inc. (a)	900	2,235
Net Perceptions, Inc. (a)	1,600	2,336
NetIQ Corp. (a)	3,908	48,147
NetManage, Inc. (a)	1,157	2,430
Netsol Technologies, Inc. (a)	100	22
Network Associates, Inc. (a)	14,713	217,752
Network-1 Security Solutions, Inc. (a)	2,100	149
Novell, Inc. (a)	26,073	67,790
Nuance Communications, Inc. (a)	4,500	11,340
Numerical Technologies, Inc. (a)	4,400	30,712
NYFIX, Inc. (a)	5,400	22,194
ON Technology Corp. (a)	3,000	8,220
ONYX Software Corp. (a)	3,500	4,025
Opnet Technologies, Inc. (a)	400	3,132
Optika, Inc. (a)	1,900	1,957
Oracle Corp. (a)	543,800	6,503,848
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	19,700	$ 41,764
Peerless Systems Corp. (a)	200	364
Pegasystems, Inc. (a)	100	414
PeopleSoft, Inc. (a)	30,740	525,654
Pervasive Software, Inc. (a)	6,100	26,535
Phoenix Technologies Ltd. (a)	3,000	14,400
Plato Learning, Inc. (a)	1,833	7,717
Portal Software, Inc. (a)	26,800	20,368
PracticeWorks, Inc. (a)	5,000	40,850
Previo, Inc.	25	3
Programmer's Paradise, Inc. (a)	1,200	2,496
Progress Software Corp. (a)	5,600	87,640
Pumatech, Inc. (a)	6,400	9,194
QRS Corp. (a)	1,450	8,323
Quest Software, Inc. (a)	6,600	65,208
Radiant Systems, Inc. (a)	2,700	21,060
RadiSys Corp. (a)	3,400	22,882
Red Hat, Inc. (a)	14,800	87,172
Renaissance Learning, Inc. (a)	4,400	74,580
Resonate, Inc. (a)	1,900	3,610
Reynolds & Reynolds Co. Class A	5,000	122,250
Rogue Wave Software, Inc. (a)	4,600	10,115
Roxio, Inc. (a)	4,288	19,296
RSA Security, Inc. (a)	7,800	55,224
Sagent Technology, Inc. (a)	6,300	1,575
Sanchez Computer Associates, Inc. (a)	1,300	4,615
ScanSoft, Inc. (a)	8,533	38,399
Secure Computing Corp. (a)	7,500	34,125
Segue Software, Inc. (a)	1,900	3,667
SERENA Software, Inc. (a)	2,100	31,500
Siebel Systems, Inc. (a)	45,980	396,807
Smith Micro Software, Inc. (a)	5,400	3,132
Sonic Foundry, Inc. (a)	1,800	864
SonicWALL, Inc. (a)	4,500	14,985
SpeechWorks International, Inc. (a)	2,000	5,180
SPSS, Inc. (a)	1,760	19,184
StorageNetworks, Inc. (a)	13,600	11,288
Sybase, Inc. (a)	11,847	174,032
Symantec Corp. (a)	14,180	573,865
Synopsys, Inc. (a)	8,257	336,720
Synplicity, Inc. (a)	300	960
Systems & Computer Technology Corp. (a)	3,700	29,489
Take-Two Interactive Software, Inc. (a)	4,600	96,186
TALX Corp.	2,900	35,496
Tarantella, Inc. (a)	4,200	672
TenFold Corp. (a)	400	80
THQ, Inc. (a)	5,700	69,597
TIBCO Software, Inc. (a)	17,333	81,985
Timberline Software Corp.	354	1,812
TradeStation Group, Inc. (a)	1,200	2,496

	Shares	Value (Note 1)
Transaction Systems Architects, Inc. Class A (a)	2,000	$ 11,420
Ulticom, Inc. (a)	2,900	16,791
V-One Corp. (a)	5,800	812
VA Software Corp. (a)	14,807	14,511
Vastera, Inc. (a)	2,200	10,472
Verint Systems, Inc.	3,200	54,880
VERITAS Software Corp. (a)	40,246	685,389
Verity, Inc. (a)	5,700	95,076
Versant Corp. (a)	3,200	2,720
Versata, Inc. (a)	316	265
Vertel Corp. (a)	5,600	532
Viewpoint Corp. (a)	3,600	2,664
Visual Networks, Inc. (a)	6,000	9,900
Voxware, Inc. (a)	9,500	713
WatchGuard Technologies, Inc. (a)	1,900	12,350
Wave Systems Corp. Class A (a)	2,100	2,247
Wind River Systems, Inc. (a)	11,250	39,038
Witness Systems, Inc. (a)	1,170	3,615
		45,031,285
TOTAL INFORMATION TECHNOLOGY		143,750,469
MATERIALS - 2.8%
Chemicals - 1.5%
A. Schulman, Inc.	5,900	85,255
Air Products & Chemicals, Inc.	23,600	914,736
Airgas, Inc. (a)	7,800	136,500
Albemarle Corp.	3,240	79,348
American Pacific Corp. (a)	800	6,088
American Vanguard Corp.	586	12,939
Arch Chemicals, Inc.	1,600	26,432
Atlantis Plastics, Inc. Class A (a)	600	3,000
Bairnco Corp.	800	3,984
Balchem Corp.	500	9,850
Cabot Corp.	5,000	109,500
Calgon Carbon Corp.	3,000	15,600
Cambrex Corp.	1,700	40,341
CFC International, Inc. (a)	600	2,730
Crompton Corp.	8,071	37,853
Cytec Industries, Inc. (a)	5,500	159,225
Dow Chemical Co.	92,643	2,529,154
E.I. du Pont de Nemours & Co.	102,285	3,750,791
Eastman Chemical Co.	6,400	206,016
Ecolab, Inc.	13,200	647,460
Eden Bioscience Corp. (a)	8,500	10,625
Engelhard Corp.	14,500	300,875
Ethyl Corp. (a)	80	717
Ferro Corp.	5,450	115,867
Flamemaster Corp.	400	2,504
FMC Corp. (a)	4,300	66,779
Georgia Gulf Corp.	5,100	97,104
Great Lakes Chemical Corp.	7,000	147,630
H.B. Fuller Co.	4,800	105,840
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Hawkins, Inc.	1,000	$ 8,400
Hercules, Inc. (a)	13,300	106,799
IMC Global, Inc.	8,000	70,480
International Flavors & Fragrances, Inc.	10,900	341,824
International Specialty Products, Inc. (a)	5,000	51,500
LESCO, Inc. (a)	3,100	34,844
Lubrizol Corp.	7,100	205,403
Lyondell Chemical Co.	14,400	171,504
MacDermid, Inc.	2,200	48,268
Material Sciences Corp. (a)	1,300	13,338
Millennium Chemicals, Inc.	4,700	51,324
Minerals Technologies, Inc.	3,200	121,824
Monsanto Co.	26,456	434,408
Nanophase Technologies Corp. (a)	4,000	10,760
NL Industries, Inc.	3,500	53,900
Olin Corp.	3,300	54,450
OM Group, Inc.	5,800	49,068
OMNOVA Solutions, Inc. (a)	3,100	11,005
Penford Corp.	600	7,302
Plymouth Rubber Co., Inc. Class A (a)	500	675
PolyOne Corp.	7,500	28,725
PPG Industries, Inc.	16,400	760,960
Praxair, Inc.	15,500	819,175
Quaker Chemical Corp.	700	14,000
Rohm & Haas Co.	20,996	599,226
RPM, Inc.	8,925	89,250
Sigma Aldrich Corp.	8,400	368,088
Solutia, Inc.	16,900	45,292
Southwall Technologies, Inc. (a)	800	1,000
Spartech Corp.	2,000	34,200
Stepan Co.	700	17,017
Summa Industries, Inc. (a)	500	4,225
Symyx Technologies, Inc. (a)	5,000	66,300
Terra Industries, Inc. (a)	400	468
The Scotts Co. Class A (a)	3,900	196,365
Valhi, Inc.	9,080	96,339
Valspar Corp.	5,900	241,546
Vulcan International Corp.	100	3,580
W.R. Grace & Co. (a)	4,800	11,760
Zoltek Companies, Inc. (a)	800	2,016
		14,871,351
Construction Materials - 0.1%
Amcol International Corp.	400	2,280
Ameron International Corp.	300	14,985
Centex Construction Products, Inc.	1,000	33,100
Florida Rock Industries, Inc.	1,500	50,130
Lafarge North America, Inc.	7,400	209,272
Martin Marietta Materials, Inc.	6,300	173,754
Texas Industries, Inc.	1,200	23,820

	Shares	Value (Note 1)
U.S. Concrete, Inc. (a)	100	$ 440
Vulcan Materials Co.	12,100	383,570
		891,351
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	4,368
Aptargroup, Inc.	2,600	78,780
Ball Corp.	5,000	266,400
Bemis Co., Inc.	5,300	221,858
Caraustar Industries, Inc. (a)	900	6,714
Chesapeake Corp.	3,900	59,241
Crown Holdings, Inc. (a)	16,500	94,380
Greif Brothers Corp. Class A	900	17,280
Jarden Corp. (a)	2,500	67,025
Longview Fibre Co. (a)	10,700	64,735
Myers Industries, Inc.	2,268	22,000
Owens-Illinois, Inc. (a)	12,900	116,100
Packaging Corp. of America (a)	12,800	220,800
Pactiv Corp. (a)	15,700	310,232
Rock-Tenn Co. Class A	5,000	64,750
Sealed Air Corp.	7,660	277,828
Silgan Holdings, Inc. (a)	3,200	65,024
Smurfit-Stone Container Corp. (a)	27,498	364,074
Sonoco Products Co.	12,050	250,038
Temple-Inland, Inc.	4,500	188,550
		2,760,177
Metals & Mining - 0.5%
AK Steel Holding Corp. (a)	8,163	44,815
Alcoa, Inc.	84,232	1,726,756
Allegheny Technologies, Inc.	9,514	28,447
Alliance Resource Partners LP	100	2,289
Arch Coal, Inc.	6,319	125,748
Brush Engineered Materials, Inc. (a)	200	1,014
Carpenter Technology Corp.	1,200	13,968
Century Aluminum Co.	6,300	40,950
Cleveland-Cliffs, Inc. (a)	3,000	63,240
Coeur d'Alene Mines Corp. (a)	9,300	14,322
Commercial Metals Co.	1,200	16,884
Commonwealth Industries, Inc.	500	2,500
CONSOL Energy, Inc.	9,700	172,660
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	12,800	217,856
Gibraltar Steel Corp.	100	1,861
Glamis Gold Ltd. (a)	11,400	127,503
GrafTech International Ltd. (a)	4,700	16,544
Hecla Mining Co. (a)	18,300	69,540
Liquidmetal Technologies	22,300	163,905
Massey Energy Corp.	8,200	76,424
Meridian Gold, Inc. (a)	10,000	130,373
National Steel Corp. Class B (a)	1,800	108
Newmont Mining Corp. Holding Co.	39,003	1,065,952
NN, Inc.	100	843
Nucor Corp.	6,900	287,040
Oregon Steel Mills, Inc. (a)	700	1,645
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Peabody Energy Corp.	3,800	$ 108,604
Phelps Dodge Corp. (a)	7,672	275,885
Quanex Corp.	400	12,640
Royal Gold, Inc.	4,400	85,580
RTI International Metals, Inc. (a)	600	5,520
Ryerson Tull, Inc.	811	5,134
Steel Dynamics, Inc. (a)	7,600	92,188
Steel Technologies, Inc.	2,600	27,664
Stillwater Mining Co. (a)	5,500	12,870
Synalloy Corp. (a)	700	2,800
Titanium Metals Corp.	410	8,007
United States Steel Corp.	12,400	144,088
Universal Stainless & Alloy Products, Inc. (a)	2,700	13,959
USEC, Inc.	15,100	91,053
WHX Corp. (a)	166	496
Worthington Industries, Inc.	11,700	161,226
		5,460,901
Paper & Forest Products - 0.4%
Boise Cascade Corp.	5,500	132,660
Bowater, Inc.	4,400	166,980
Buckeye Technologies, Inc. (a)	1,700	7,905
Georgia-Pacific Corp.	23,475	352,360
International Paper Co.	47,872	1,676,956
Louisiana-Pacific Corp. (a)	10,600	92,326
MeadWestvaco Corp.	22,573	523,468
P.H. Glatfelter Co.	1,300	12,935
Pope & Talbot, Inc.	1,500	18,225
Potlatch Corp.	4,800	99,072
Rayonier, Inc.	3,600	153,072
Wausau-Mosinee Paper Corp.	1,800	17,478
Weyerhaeuser Co.	22,000	1,096,700
		4,350,137
TOTAL MATERIALS		28,333,917
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.7%
Alaska Communication Systems Group, Inc. (a)	4,500	10,125
Allegiance Telecom, Inc. (a)	7,100	2,627
ALLTEL Corp.	32,565	1,413,972
AT&T Corp.	78,636	1,457,911
AT&T Latin America Corp. Class A (a)	1,000	55
BellSouth Corp.	191,200	4,143,304
Broadwing, Inc. (a)	14,498	54,512
CenturyTel, Inc.	13,075	358,255
Choice One Communications, Inc. (a)	1,740	470
Citizens Communications Co. (a)	31,425	308,279
Cogent Communications Group, Inc. (a)	43	19

	Shares	Value (Note 1)
Commonwealth Telephone Enterprises, Inc. (a)	3,600	$ 135,936
Covad Communications Group, Inc. (a)	24,125	14,958
CT Communications, Inc.	600	4,320
D&E Communications, Inc.	2,800	33,656
Fibernet Telecom Group, Inc. (a)	900	72
Focal Communications Corp. (a)	111	6
General Communications, Inc. Class A (a)	4,500	26,055
HickoryTech Corp.	300	2,475
I-Link Corp. (a)	9,000	1,395
IDT Corp. (a)	1,500	23,325
Infonet Services Corp. Class B (a)	19,900	28,258
Intrado, Inc. (a)	3,300	22,869
ITXC Corp. (a)	4,800	7,584
Level 3 Communications, Inc. (a)	43,300	213,902
McLeodUSA, Inc. Class A (a)	3,004	1,983
OpticNet, Inc. (a)	1,200	0
Pac-West Telecomm, Inc. (a)	1,090	578
Primus Telecommunications Group, Inc. (a)	1,261	2,095
PTEK Holdings, Inc. (a)	8,216	28,756
Qwest Communications International, Inc. (a)	167,735	600,491
RCN Corp. (a)	5,200	4,108
SBC Communications, Inc.	340,465	7,081,672
Sprint Corp. - FON Group	92,400	1,173,480
SureWest Communications	1,200	29,232
Talk America Holdings, Inc.	5,300	29,680
Time Warner Telecom, Inc. Class A (a)	12,100	39,567
Touch America Holdings, Inc. (a)	16,400	6,396
U.S. LEC Corp. Class A (a)	1,600	3,824
Verizon Communications, Inc.	280,302	9,692,843
WilTel Communications, Inc. (a)	5,200	72,124
WorldQuest Networks, Inc. (a)	310	679
XETA Technologies, Inc. (a)	2,000	3,840
Z-Tel Technologies, Inc. (a)	1,100	1,056
		27,036,744
Wireless Telecommunication Services - 0.4%
Aether Systems, Inc. (a)	9,600	31,680
AirGate PCS, Inc. (a)	4,300	1,118
Alamosa Holdings, Inc. (a)	15,050	6,020
American Tower Corp. Class A (a)	12,200	57,218
At Road, Inc. (a)	8,100	43,902
AT&T Wireless Services, Inc. (a)	272,352	1,609,600
Boston Communications Group, Inc. (a)	4,000	51,120
Centennial Communications Corp. Class A (a)	6,600	12,540
Crown Castle International Corp. (a)	27,700	107,476
Dobson Communications Corp. Class A (a)	10,850	42,858
EMS Technologies, Inc. (a)	2,000	23,762
GoAmerica, Inc. (a)	2,400	624
i3 Mobile, Inc. (a)	4,300	3,440
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
LCC International, Inc. (a)	2,300	$ 5,106
Leap Wireless International, Inc. (a)	1,800	230
Metro One Telecommunications, Inc. (a)	5,800	31,378
Nextel Communications, Inc. Class A (a)	96,500	1,358,720
Nextel Partners, Inc. Class A (a)	16,800	94,416
NTELOS, Inc. (a)	300	48
Price Communications Corp. (a)	5,165	62,083
Rural Cellular Corp. Class A (a)	4,700	6,909
SBA Communications Corp. Class A (a)	6,500	4,225
Spectrasite, Inc. warrants 2/10/10 (a)	65	569
SPEEDUS Corp. (a)	6,200	4,650
Sprint Corp. - PCS Group Series 1 (a)	96,000	380,160
Telephone & Data Systems, Inc.	6,200	248,434
Triton PCS Holdings, Inc. Class A (a)	6,400	10,624
U.S. Cellular Corp. (a)	8,100	197,235
U.S. Unwired, Inc. Class A (a)	8,000	1,280
Ubiquitel, Inc. (a)	16,900	5,915
Western Wireless Corp. Class A (a)	13,400	81,740
Wireless Facilities, Inc. (a)	8,900	54,023
		4,539,103
TOTAL TELECOMMUNICATION SERVICES		31,575,847
UTILITIES - 2.8%
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	14,900	89,251
Allete, Inc.	5,700	110,466
Alliant Energy Corp.	13,100	206,456
Ameren Corp.	17,300	674,527
American Electric Power Co., Inc.	32,600	710,028
Black Hills Corp.	2,900	68,527
Centerpoint Energy, Inc.	30,000	139,500
CH Energy Group, Inc.	1,700	70,006
Cinergy Corp.	14,600	470,558
Cleco Corp.	800	9,352
CMS Energy Corp.	11,300	50,850
Consolidated Edison, Inc.	23,500	916,500
Constellation Energy Group, Inc.	14,400	377,568
Dominion Resources, Inc.	29,968	1,615,275
DPL, Inc.	15,869	192,015
DQE, Inc.	10,200	137,700
DTE Energy Co.	18,935	784,666
Edison International (a)	36,800	454,848
Entergy Corp.	23,100	1,052,205
Exelon Corp.	33,312	1,637,285
FirstEnergy Corp.	31,713	935,534
FPL Group, Inc.	17,800	996,978
Great Plains Energy, Inc.	9,700	219,899
Hawaiian Electric Industries, Inc.	2,100	83,580
IDACORP, Inc.	3,800	82,612
Northeast Utilities	16,600	232,400

	Shares	Value (Note 1)
NSTAR	7,234	$ 292,398
OGE Energy Corp.	12,000	208,440
Otter Tail Power Co.	2,600	63,024
Pepco Holdings, Inc.	20,725	372,014
PG&E Corp. (a)	41,900	534,225
Pinnacle West Capital Corp.	7,400	225,996
PNM Resources, Inc.	6,200	130,696
PPL Corp.	15,010	527,902
Progress Energy, Inc.	25,998	1,011,322
Public Service Enterprise Group, Inc.	23,000	796,490
Puget Energy, Inc.	6,000	121,440
Southern Co.	74,800	2,110,108
TECO Energy, Inc.	15,200	168,416
TXU Corp.	30,600	488,682
UIL Holdings Corp.	2,900	95,410
Unisource Energy Corp.	3,000	50,310
Wisconsin Energy Corp.	14,600	333,610
WPS Resources Corp.	5,400	204,282
Xcel Energy, Inc.	41,415	459,292
		20,512,643
Gas Utilities - 0.3%
AGL Resources, Inc.	8,800	194,920
Atmos Energy Corp.	2,200	46,816
KeySpan Corp.	16,592	530,446
Kinder Morgan Management LLC	4,975	158,802
Kinder Morgan, Inc.	11,202	510,027
New Jersey Resources Corp.	1,050	33,674
Nicor, Inc.	7,300	219,657
NiSource, Inc.	26,604	450,672
Northwest Natural Gas Co.	3,400	83,300
NUI Corp.	3,900	59,124
Peoples Energy Corp.	5,800	207,640
Piedmont Natural Gas Co., Inc.	1,800	61,938
Sempra Energy	20,573	477,294
Southern Union Co.	3,769	49,675
Southwest Gas Corp.	1,000	20,250
Southwestern Energy Co. (a)	800	9,360
TC Pipelines LP	1,000	25,379
UGI Corp.	4,200	173,880
WGL Holdings, Inc.	2,700	67,878
		3,380,732
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	47,933	159,138
Aquila, Inc.	12,592	18,132
Avista Corp.	4,400	44,924
Calpine Corp. (a)	46,700	130,293
Duke Energy Corp.	88,200	1,191,582
Dynegy, Inc. Class A	30,072	58,640
El Paso Corp.	56,481	274,498
Energen Corp.	5,500	167,310
Energy East Corp.	11,005	207,114
Equitable Resources, Inc.	7,600	275,880
MDU Resources Group, Inc.	4,500	121,365
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Mirant Corp. (a)	38,209	$ 51,582
National Fuel Gas Co.	10,800	211,032
Northwestern Corp.	7,100	18,744
ONEOK, Inc.	6,300	108,549
Questar Corp.	8,300	231,404
Reliant Resources, Inc. (a)	37,058	150,085
SCANA Corp.	12,956	388,550
Sierra Pacific Resources	4,152	12,414
Texas Genco Holdings, Inc.	1,500	24,600
Vectren Corp.	4,500	92,700
Westar Energy, Inc.	11,600	144,420
Williams Companies, Inc.	50,405	192,043
		4,274,999
Water Utilities - 0.0%
Philadelphia Suburban Corp.	9,125	190,986
TOTAL UTILITIES		28,359,360
TOTAL COMMON STOCKS (Cost $1,388,185,208)		987,229,913
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Delaware Global Technologies Corp. 6% 3/28/07	$ 1,239	6
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	518	80
TOTAL NONCONVERTIBLE BONDS (Cost $797)		86
U.S. Treasury Obligations - 0.6%

U.S. Treasury Bills, yield at date of purchase 1.15% to 1.19% 3/13/03 to 4/3/03 (c) (Cost $5,757,550)	5,763,000	5,757,962
Money Market Funds - 3.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.41% (b)	9,104,704	$ 9,104,704
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	22,616,962	22,616,962
TOTAL MONEY MARKET FUNDS (Cost $31,721,666)		31,721,666
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,425,665,221)	1,024,709,627
NET OTHER ASSETS - (2.1)%	(20,903,291)
NET ASSETS - 100%	$ 1,003,806,336
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
5 S&P® MidCap 400 Index Contracts	March 2003	$ 1,016,250	$ (56,027)
9 Russell 2000® Index Contracts	March 2003	1,622,250	(57,625)
16 S&P 500® E-Mini Index Contracts	March 2003	672,720	6,601
59 S&P 500 Index Contracts	March 2003	12,403,275	(121,378)
		$ 15,714,495	$ (228,429)

The face value of futures purchased as a percentage of net assets - 1.6%
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap
Receive monthly a return equal to that of Agere Systems, Inc. and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Jan. 2005	$ 101,565	$ (3,109)
Receive monthly a return equal to that of American Physicians Capital, Inc. and pay monthly a floating rate based on 1-month LIBOR plus 35 basis points with Deutsche Bank	Jan. 2005	83,380	2,641
Receive monthly a return equal to that of Bank of Hawaii Corp. and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Jan. 2005	272,340	6,009
Receive monthly a return equal to that of Whole Foods Market, Inc. and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Jan. 2005	309,256	7,229
Receive monthtly a return equal to that of Doral Financial Corp. and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Jan. 2005	266,377	23,189
		$ 1,032,918	$ 35,959
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $187,019,605 and $31,669,528.
The fund placed a portion of its portfolio transactions with brokerage firms which were affiliates of the sub-adviser. The commissions paid to these affiliated firms were $14,706 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $7,426,000. The weighted average interest rate was 2%. At period end there were no bank borrowings outstanding.

Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $47,458,000 of which $11,168,000 and $36,290,000 will expire on February 28, 2010 and 2011, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2003

Assets
Investment in securities, at value (including securities loaned of $19,303,392) (cost $1,425,665,221) - See accompanying schedule		$ 1,024,709,627
Receivable for investments sold		5,868
Receivable for fund shares sold		1,311,399
Dividends receivable		1,677,590
Interest receivable		7,537
Redemption fees receivable		30
Receivable for daily variation on futures contracts		46,679
Unrealized gain on swap agreements		35,959
Receivable from investment adviser for expense reductions		123,897
Other receivables		34,737
Total assets		1,027,953,323

Liabilities
Payable to custodian bank	$ 25,949
Payable for investments purchased	219
Payable for fund shares redeemed	1,133,424
Accrued management fee	199,510
Other payables and accrued expenses	170,923
Collateral on securities loaned, at value	22,616,962
Total liabilities		24,146,987
Net Assets		$ 1,003,806,336
Net Assets consist of:
Paid in capital		$ 1,470,016,932
Undistributed net investment income		2,631,618
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,694,150)
Net unrealized appreciation (depreciation) on investments		(401,148,064)
Net Assets, for 45,484,550 shares outstanding		$ 1,003,806,336
Net Asset Value, offering price and redemption price per share ($1,003,806,336 ÷ 45,484,550 shares)		$ 22.07

Statement of Operations

		Year ended February 28, 2003

Investment Income
Dividends		$ 16,620,272
Interest		248,934
Security lending		353,122
Total income		17,222,328

Expenses
Management fee	$ 2,523,900
Transfer agent fees	1,387,605
Accounting and security lending fees	280,437
Non-interested trustees' compensation	3,850
Custodian fees and expenses	819
Registration fees	81,777
Audit	50,888
Legal	4,668
Interest	413
Miscellaneous	7,755
Total expenses before reductions	4,342,112
Expense reductions	(1,711,322)	2,630,790
Net investment income (loss)		14,591,538
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(32,449,313)
Foreign currency transactions	2,515
Futures contracts	(4,687,225)
Total net realized gain (loss)		(37,134,023)
Change in net unrealized appreciation (depreciation) on: Investment securities	(237,138,831)
Futures contracts	(351,951)
Swap agreements	35,959
Total change in net unrealized appreciation (depreciation)		(237,454,823)
Net gain (loss)		(274,588,846)
Net increase (decrease) in net assets resulting from operations		$ (259,997,308)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2003	Year ended February 28, 2002
Operations
Net investment income (loss)	$ 14,591,538	$ 11,976,697
Net realized gain (loss)	(37,134,023)	(21,631,482)
Change in net unrealized appreciation (depreciation)	(237,454,823)	(82,296,906)
Net increase (decrease) in net assets resulting from operations	(259,997,308)	(91,951,691)
Distributions to shareholders from net investment income	(13,926,895)	(11,513,160)
Share transactions Net proceeds from sales of shares	471,460,314	476,166,908
Reinvestment of distributions	12,692,541	10,426,617
Cost of shares redeemed	(317,128,259)	(283,269,558)
Net increase (decrease) in net assets resulting from share transactions	167,024,596	203,323,967
Redemption fees	139,137	147,435
Total increase (decrease) in net assets	(106,760,470)	100,006,551

Net Assets
Beginning of period	1,110,566,806	1,010,560,255
End of period (including undistributed net investment income of $2,631,618 and undistributed net investment income of $2,094,132, respectively)	$1,003,806,336	$1,110,566,806
Other Information Shares
Sold	19,053,873	16,196,019
Issued in reinvestment of distributions	527,005	356,982
Redeemed	(12,967,918)	(9,739,750)
Net increase (decrease)	6,612,960	6,813,251

Financial Highlights

Years ended February 28,	2003	2002	2001	2000 D	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 28.57	$ 31.52	$ 37.41	$ 31.30	$ 27.78
Income from Investment Operations
Net investment income (loss) B	.35	.34	.35	.41	.41
Net realized and unrealized gain (loss)	(6.53)	(2.97)	(5.77)	6.14	3.33
Total from investment operations	(6.18)	(2.63)	(5.42)	6.55	3.74
Distributions from net investment income	(.32)	(.32)	(.30)	(.29)	(.23)
Distributions from net realized gain	-	-	(.13)	(.19)	(.28)
Distributions in excess of net realized gain	-	-	(.05)	-	-
Total distributions	(.32)	(.32)	(.48)	(.48)	(.51)
Redemption fees added to paid in capital B	-	-	.01	.04	.29
Net asset value, end of period	$ 22.07	$ 28.57	$ 31.52	$ 37.41	$ 31.30
Total Return A	(21.73)%	(8.36)%	(14.61)%	21.13%	14.61%
Ratios to Average Net Assets C
Expenses before expense reductions	.41%	.41%	.41%	.47%	.67%
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.26%	.27%
Expenses net of all reductions	.25%	.25%	.25%	.26%	.27%
Net investment income (loss)	1.39%	1.15%	.97%	1.17%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,003,806	$1,110,567	$1,010,560	$858,193	$ 213,285
Portfolio turnover rate	3%	7%	16%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Life of fund
Spartan Extended Market Index	-18.25%	-18.19%	-12.14%
Wilshire 4500SM Completion	-17.75%	-16.90%	-12.05%
Growth & Income Funds Average	-21.82%	-13.53%	n/a*
Mid-Cap Core Funds Average	-19.81%	7.10%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 4500SM Completion Index (Wilshire 4500SM) - a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Life of fund
Spartan Extended Market Index	-18.25%	-3.93%	-2.40%
Wilshire 4500 Completion	-17.75%	-3.64%	-2.39%
Growth & Income Funds Average	-21.82%	-3.10%	n/a*
Mid-Cap Core Funds Average	-19.81%	1.01%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started. The chart shows what the value of your investment would have been, and also shows how the Wilshire 4500 Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

3

Annual Report

Spartan Extended Market Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Jacques Perold became Portfolio Manager of Spartan Extended Market Index Fund on January 13, 2003.

Q. How did the fund perform, Jacques?

A. For the year ending February 28, 2003, the fund returned -18.25%, a result in line with the Wilshire 4500 Completion Index, which returned -17.75%. The fund's peers, measured by the Lipper Inc. growth & income funds average, fell 21.82% during the same time frame.

Q. What factors dampened market performance?

A. It was yet another disappointing year for U.S. equity investors, as several factors combined to squelch a budding recovery in economic activity and corporate profits. Though no longer in recession, the economy continued to struggle despite substantial monetary and fiscal stimulus, a robust housing market, resilient consumer spending and strong productivity gains. Sluggish capital spending - the key driver of economic growth - was largely to blame, as companies continued to slash their budgets in light of weak earnings, overcapacity, rising capital costs and declining investment returns. While there was a pickup in business investment during the fall of 2002 - driven mainly by inventory restocking - end-demand remained weak and the recovery faltered. Stock prices also suffered as investor confidence declined on news of accounting malpractice, corporate mismanagement, fraud, insider trading, high-profile bankruptcies and credit-quality downgrades. Despite these negative influences, the fourth quarter was a significant bright spot for the market, as low valuations, heavy short covering - that is, buying back stock that has already been sold short - and reduced earnings expectations helped spawn a strong broad-based rally in October and November. However, that move was just a flash in the pan.

Q. Why did the rally prove unsustainable?

A. While many companies beat their estimates during the fourth quarter, earnings growth was less than anticipated. Moreover, disappointing economic data released in early 2003 cast doubt on the strength of the recovery, further eroding business and consumer sentiment. Heightened geopolitical tensions, sharply higher fuel costs and the increased threat of war and terrorism helped quash the momentum, as firms and households grew increasingly hesitant to invest and focused more on repairing their balance sheets. Given all of the uncertainty hanging over the market, equity investors headed back to the sidelines.

Q. What stocks held up well, given the stiff headwind?

A. In an environment where nearly every sector of the market moved sharply lower, few stocks in the Wilshire 4500 enjoyed positive results. That said, the small-to-medium sized firms that comprise most of the index generally outperformed their larger-cap counterparts due to cheaper valuations, stronger earnings prospects, healthier balance sheets and simpler business models. Among the positive performers were several banking stocks. Lower interest rates buoyed such names as Hudson City Bancorp, which enjoyed both rising net interest margins from traditional lending activities and better credit-risk management. Energy services firms, such as Pogo Producing, also boosted fund results, thanks to higher oil and natural gas prices and the prospects for increased exploration activity. Other top contributors included Internet holdings Amazon.com and eBay, generic drug maker Mylan Laboratories, media stocks Fox Entertainment and The Washington Post Company as well as several health care equipment and consumer staples stocks.

Q. What were some of the Wilshire 4500's weakest performers?

A. Despite a strong fourth-quarter rally, most technology companies suffered steep declines during the period. Such prominent names as Brocade Communications and VeriSign dragged on fund results, as investor sentiment about tech stocks remained bleak for the year overall. Corporate scandals and weak fundamentals cast a pall over the telecommunication services and utilities sectors. The collapse of WorldCom was another negative influence in this space, as were small positions in several unregulated electric utilities that faltered due to overcapacity and onerous debt levels. Cable stocks, including Liberty Media and Cox Communications, also fell prey to debt concerns and accounting issues - stemming from the scandal at Adelphia Communications, another big detractor - while clinical disappointments and product delays plagued biotechnology holdings such as IDEC Pharmaceuticals. Large conglomerate Berkshire Hathaway also declined, but outperformed the index.

Q. What's your outlook, Jacques?

A. Many of the same analysts who stressed that the market hadn't fallen in three straight years since 1941 are now pointing out that it's been 71 years since the market last declined in four consecutive years. However, as recent events prove, it's impossible to predict what will happen in the market - especially over the short term. Indeed, as of period end, the Wilshire 4500 already has fallen more than 4 percent year to date. Whether stocks will recover next week, next month or next year, I can't say. But I'm comforted by the market's long-term track record, which, despite many stops and starts, has been upward.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of stocks of mid-to-small-capitalization United States companies

Fund number: 398

Trading symbol: FSEMX

Start date: November 5, 1997

Size: as of February 28, 2003, more than
$421 million

Manager: Jacques Perold, since January 2003; joined Fidelity in 1986

3

Annual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	4.7	5.1
Liberty Media Corp. Class A	1.1	0.9
Cox Communications, Inc. Class A	0.9	0.7
USA Interactive	0.6	0.4
General Motors Corp. Class H	0.5	0.4
Fox Entertainment Group, Inc. Class A	0.5	0.3
Kraft Foods, Inc. Class A	0.4	0.5
Amazon.com, Inc.	0.4	0.3
Genentech, Inc.	0.4	0.4
M&T Bank Corp.	0.4	0.4
	9.9
Market Sectors as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	29.6
Consumer Discretionary	18.8	17.7
Information Technology	12.4	11.4
Health Care	11.5	11.4
Industrials	10.3	10.7
Energy	5.3	4.6
Consumer Staples	3.8	4.1
Materials	3.4	3.8
Utilities	3.4	3.6
Telecommunication Services	0.9	0.9

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2003

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	6,700	$ 75,978
Amcast Industrial Corp. (a)	1,000	1,500
American Axle & Manufacturing Holdings, Inc. (a)	8,800	208,120
ArvinMeritor, Inc.	12,350	188,708
Bandag, Inc.	4,600	139,472
BorgWarner, Inc.	4,800	250,656
Collins & Aikman Corp. (a)	21,460	95,282
Dura Automotive Systems, Inc. Class A (a)	4,844	34,150
Federal Signal Corp.	10,900	156,742
Gentex Corp. (a)	16,400	440,832
IMPCO Technologies, Inc.	8,300	29,299
Intermet Corp.	8,800	36,344
Keystone Automotive Industries, Inc. (a)	5,900	97,940
Lear Corp. (a)	12,700	482,346
Midas, Inc. (a)	1,900	14,535
Modine Manufacturing Co.	8,600	131,838
Noble International Ltd.	2,600	17,498
Sauer-Danfoss, Inc.	4,600	38,272
Shiloh Industries, Inc. (a)	400	676
Spartan Motors, Inc.	5,600	60,200
Sports Resorts International, Inc. (a)	7,300	43,727
Standard Motor Products, Inc.	1,700	23,630
Strattec Security Corp. (a)	1,800	87,840
Superior Industries International, Inc.	4,800	185,952
Tenneco Automotive, Inc. (a)	11,900	27,965
Tower Automotive, Inc. (a)	10,100	33,835
		2,903,337
Automobiles - 0.1%
Coachmen Industries, Inc.	2,700	29,430
Monaco Coach Corp. (a)	4,850	53,932
National R.V. Holdings, Inc. (a)	1,500	8,175
Thor Industries, Inc.	5,400	138,726
Winnebago Industries, Inc.	3,600	105,660
		335,923
Distributors - 0.1%
Advanced Marketing Services, Inc.	4,800	49,200
All American Semiconductor, Inc. (a)	3,900	7,917
Amcon Distributing Co.	305	1,177
Andersons, Inc.	1,700	21,930
Brightpoint, Inc. (a)	3,414	38,920
CellStar Corp. (a)	4,460	23,772
Handleman Co. (a)	8,200	115,620
Jaco Electronics, Inc. (a)	4,100	10,250
WESCO International, Inc. (a)	5,100	20,757
		289,543
Hotels, Restaurants & Leisure - 2.6%
Acres Gaming, Inc. (a)	6,300	41,076
AFC Enterprises, Inc. (a)	7,600	123,576

	Shares	Value (Note 1)
Alliance Gaming Corp. (a)	11,800	$ 172,280
American Wagering, Inc. (a)	4,600	598
Ameristar Casinos, Inc. (a)	7,100	62,196
Angelo & Maxie's, Inc. (a)	17	48
Applebee's International, Inc.	9,150	234,606
Argosy Gaming Co. (a)	5,300	84,853
ARK Restaurants Corp. (a)	500	3,235
Avado Brands, Inc. (a)	5,700	1,197
Aztar Corp. (a)	8,500	100,555
Back Yard Burgers, Inc. (a)	5,100	24,735
Bally Total Fitness Holding Corp. (a)	8,100	46,170
Benihana, Inc. Class A	4,025	44,275
Bob Evans Farms, Inc.	8,900	208,260
Boca Resorts, Inc. Class A (a)	4,400	47,740
Boyd Gaming Corp. (a)	13,500	168,885
Brinker International, Inc. (a)	18,300	507,276
Buca, Inc. (a)	5,700	32,376
California Pizza Kitchen, Inc. (a)	3,900	96,486
CBRL Group, Inc.	9,000	240,300
CEC Entertainment, Inc. (a)	4,600	116,426
Cedar Fair LP (depository unit)	8,600	205,540
Champps Entertainment, Inc. (a)	6,500	59,800
Checkers Drive-In Restaurants, Inc. (a)	5,200	32,240
Chicago Pizza & Brewery, Inc. (a)	9,100	52,871
Choice Hotels International, Inc. (a)	9,200	217,120
Churchill Downs, Inc.	2,600	88,790
CKE Restaurants, Inc. (a)	8,888	37,063
Creative Host Services, Inc. (a)	4,400	7,920
Creative Host Services, Inc.:
warrants 9/8/03 (a)	59	0
warrants 10/2/03 (a)	109	0
Dave & Buster's, Inc. (a)	5,800	47,792
Dover Downs Gaming & Entertainment, Inc.	6,790	63,147
Dover Motorsports, Inc.	14,600	52,560
Elxsi Corp. (a)	100	275
Extended Stay America, Inc. (a)	22,000	237,600
Famous Dave's of America, Inc. (a)	7,200	22,032
Friendly Ice Cream Corp. (a)	2,400	16,752
Frisch's Restaurants, Inc.	2,000	38,000
Garden Fresh Restaurant Corp. (a)	4,300	39,818
Gaylord Entertainment Co. (a)	5,100	90,117
Gtech Holdings Corp. (a)	11,000	320,100
Hollywood Casino Corp. Class A (a)	7,300	92,856
IHOP Corp. (a)	5,800	130,790
International Speedway Corp. Class A	11,710	446,502
Isle of Capri Casinos, Inc. (a)	8,600	101,910
Jack in the Box, Inc. (a)	5,600	92,456
John Q. Hammons Hotels, Inc. Class A (a)	900	4,680
Krispy Kreme Doughnuts, Inc. (a)	10,900	358,065
Lakes Entertainment, Inc. (a)	1,050	6,500
Landry's Seafood Restaurants, Inc.	4,200	68,880
Littlefield Corp. (a)	500	200
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Lodgian, Inc. (a)	7	$ 23
Lodgian, Inc.:
warrants 11/27/07 (a)	8	0
warrants 11/25/09 (a)	27	0
Lone Star Steakhouse & Saloon, Inc.	6,700	135,943
Luby's, Inc. (a)	4,500	6,120
Mandalay Resort Group (a)	13,100	330,644
Marcus Corp.	4,150	55,610
Max & Erma's Restaurants, Inc. (a)	1,100	15,950
MGM Mirage, Inc. (a)	32,906	843,052
Mikohn Gaming Corp. (a)	8,500	25,925
MTR Gaming Group, Inc. (a)	8,800	50,248
Multimedia Games, Inc. (a)	2,900	53,041
Navigant International, Inc. (a)	5,600	54,040
O'Charleys, Inc. (a)	5,750	114,368
Outback Steakhouse, Inc.	14,200	457,240
P.F. Chang's China Bistro, Inc. (a)	4,600	152,352
Panera Bread Co. Class A (a)	5,500	151,305
Papa John's International, Inc. (a)	5,300	125,981
Park Place Entertainment Corp. (a)	63,000	453,600
Penn National Gaming, Inc. (a)	10,900	185,736
Pinnacle Entertainment, Inc. (a)	8,500	33,745
Prime Hospitality Corp. (a)	14,760	76,162
Rare Hospitality International, Inc. (a)	5,700	152,931
Royal Caribbean Cruises Ltd.	40,600	550,130
Rubio's Restaurants, Inc. (a)	4,200	20,580
Ruby Tuesday, Inc.	10,200	190,026
Ryan's Family Steak Houses, Inc. (a)	13,250	136,873
Schlotzskys, Inc. (a)	300	795
Scientific Games Corp. Class A (a)	15,200	79,344
Shuffle Master, Inc. (a)	3,725	72,824
Six Flags, Inc. (a)	16,100	86,940
Sonic Corp. (a)	7,637	171,985
Speedway Motorsports, Inc.	8,200	179,334
Station Casinos, Inc. (a)	10,700	194,205
Steak n Shake Co. (a)	8,969	86,192
The Cheesecake Factory, Inc. (a)	9,625	284,804
Total Entertainment Restaurant Corp.	5,300	44,785
Triarc Companies, Inc. Class A (a)	5,975	159,234
Trump Hotels & Casino Resorts, Inc. (a)	13,900	27,800
Vail Resorts, Inc. (a)	4,600	60,950
WMS Industries, Inc. (a)	8,100	97,362
Wyndham International, Inc. Class A (a)	7,215	1,371
		11,209,075
Household Durables - 1.7%
A.T. Cross & Co. Class A (a)	3,800	19,570
Advanced Lighting Technologies, Inc. (a)	2,400	36
Applica, Inc. (a)	6,500	32,695
Bassett Furniture Industries, Inc.	1,600	18,720
Beazer Homes USA, Inc. (a)	2,429	141,756
Blyth, Inc.	10,100	250,985

	Shares	Value (Note 1)
Boston Acoustics, Inc.	2,000	$ 19,440
Bush Industries, Inc. Class A	1,400	4,942
Cavalier Homes, Inc. (a)	600	804
Champion Enterprises, Inc. (a)	13,200	27,192
Chromcraft Revington, Inc. (a)	1,500	19,590
Clayton Homes, Inc.	28,775	324,007
Cobra Electronics Corp. (a)	5,800	34,568
Craftmade International, Inc.	3,400	47,668
CSS Industries, Inc. (a)	1,000	32,850
D.R. Horton, Inc.	27,594	505,246
Department 56, Inc. (a)	4,800	52,800
Dixie Group, Inc. (a)	9,000	34,830
Dominion Homes, Inc. (a)	2,700	34,722
Emerson Radio Corp. (a)	9,900	65,142
Enesco Group, Inc. (a)	8,100	53,622
Ethan Allen Interiors, Inc.	6,900	200,583
Fedders Corp.	4,950	14,405
Fleetwood Enterprises, Inc. (a)	10,900	44,145
Flexsteel Industries, Inc.	1,800	27,810
Foamex International, Inc. (a)	9,100	15,925
Furniture Brands International, Inc. (a)	9,800	178,458
Harman International Industries, Inc.	6,400	406,592
Helen of Troy Ltd. (a)	9,500	124,355
Hovnanian Enterprises, Inc. Class A (a)	4,400	144,452
Interface, Inc. Class A	15,000	39,900
Kimball International, Inc. Class B	5,300	71,550
La-Z-Boy, Inc.	10,106	179,382
Lennar Corp.	12,814	691,828
Libbey, Inc.	4,700	117,735
Lifetime Hoan Corp.	900	5,670
M.D.C. Holdings, Inc.	5,157	193,594
M/I Schottenstein Homes, Inc.	4,300	111,370
Matthews International Corp. Class A	3,900	88,846
Media Arts Group, Inc. (a)	600	1,788
Meritage Corp. (a)	2,400	75,840
Mestek, Inc. (a)	300	5,364
Metromedia International Group, Inc. (a)	3,535	106
MITY Enterprises, Inc. (a)	900	10,134
Modtech Holdings, Inc. (a)	6,225	41,272
Mohawk Industries, Inc. (a)	13,053	644,557
National Presto Industries, Inc.	900	24,669
NVR, Inc. (a)	1,500	497,925
Oakwood Homes Corp. (a)	7,600	2,052
Oneida Ltd.	2,050	22,571
Palm Harbor Homes, Inc. (a)	3,650	62,050
Recoton Corp. (a)	5,000	2,850
Royal Appliance Manufacturing Co. (a)	700	5,138
Russ Berrie & Co., Inc.	3,500	108,675
Ryland Group, Inc.	5,000	206,500
Salton, Inc. (a)	4,350	44,066
Skyline Corp.	1,500	37,350
SONICblue, Inc. (a)	28,368	7,940
Standard Pacific Corp.	5,400	139,158
Stanley Furniture Co., Inc.	3,000	63,150
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Rowe Companies (a)	2,010	$ 4,543
Toll Brothers, Inc. (a)	12,700	245,999
Toro Co.	2,800	192,612
Tripath Technology, Inc. (a)	500	130
Universal Electronics, Inc. (a)	6,200	59,520
Vialta, Inc. (a)	55	22
Virco Manufacturing Co.	1,917	16,582
WCI Communities, Inc.	10,400	105,976
WestPoint Stevens, Inc. (a)	16,200	7,128
Yankee Candle Co., Inc. (a)	10,100	166,751
		7,180,203
Internet & Catalog Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)	7,600	47,880
Alloy, Inc. (a)	9,600	48,096
Amazon.com, Inc. (a)	78,600	1,729,986
Audible, Inc. (a)	4,200	966
Barnesandnoble.com LLC Class A (a)	18,475	21,431
Blair Corp.	3,100	71,920
Bluefly, Inc. (a)	1,900	1,501
Coldwater Creek, Inc. (a)	4,800	57,504
Concepts Direct, Inc. (a)	1,500	900
dELiA*s Corp. Class A (a)	14,088	5,353
Drugstore.com, Inc. (a)	17,900	50,120
Excelligence Learning Corp. (a)	725	1,936
FTD, Inc. Class A (a)	1,872	37,796
GSI Commerce, Inc. (a)	11,643	28,292
Hollywood Media Corp. (a)	3,700	3,404
Insight Enterprises, Inc. (a)	7,825	59,627
J. Jill Group, Inc. (a)	4,200	43,302
Lillian Vernon Corp.	1,900	7,220
MediaBay, Inc. (a)	6,400	6,720
NetFlix, Inc.	5,600	95,816
PC Mall, Inc. (a)	3,800	12,084
PhotoWorks, Inc. (a)	8,700	1,479
Priceline.com, Inc. (a)	33,300	43,956
School Specialty, Inc. (a)	4,801	90,211
Sportsmans Guide, Inc. (a)	5,800	45,298
Stamps.com, Inc. (a)	13,400	55,610
Student Advantage, Inc. (a)	1,500	120
Summit America Television, Inc. (a)	6,600	14,058
Systemax, Inc. (a)	3,500	6,160
USA Interactive (a)	97,868	2,400,702
ValueVision Media, Inc. Class A (a)	9,100	107,016
		5,096,464
Leisure Equipment & Products - 0.4%
Action Performance Companies, Inc.	3,400	56,100
Adams Golf, Inc. (a)	10,200	4,080
Aldila, Inc. (a)	300	447
Anthony & Sylvan Pools Corp. (a)	50	135
Arctic Cat, Inc.	7,700	110,503

	Shares	Value (Note 1)
Boyds Collection, Ltd. (a)	8,200	$ 50,758
Callaway Golf Co.	13,500	154,980
Cannondale Corp. (a)	300	63
Coastcast Corp. (a)	300	567
Concord Camera Corp. (a)	11,800	72,924
Huffy Corp. (a)	7,300	45,114
JAKKS Pacific, Inc. (a)	6,604	72,314
Johnson Outdoors, Inc. Class A (a)	4,100	41,615
K2, Inc. (a)	2,400	21,504
Koala Corp. (a)	7,800	1,505
M&F Worldwide Corp. (a)	3,300	22,044
Marine Products Corp.	1,840	18,032
MarineMax, Inc. (a)	5,900	57,643
Marvel Enterprises, Inc. (a)	9,900	110,682
Meade Instruments Corp. (a)	4,300	12,642
Midway Games, Inc. (a)	7,298	21,894
Nautilus Group, Inc.	6,750	99,090
Oakley, Inc. (a)	11,900	95,081
Parkervision, Inc. (a)	3,900	18,564
Polaris Industries, Inc.	4,500	217,800
Racing Champions Ertl Corp. (a)	5,000	71,750
Rawlings Sporting Goods, Inc.	5,821	51,341
SCP Pool Corp. (a)	5,937	162,674
Steinway Musical Instruments, Inc. (a)	1,600	23,856
Sturm Ruger & Co., Inc.	2,000	18,300
		1,634,002
Media - 7.1%
4Kids Entertainment, Inc. (a)	3,400	55,284
ACME Communications, Inc. (a)	6,800	46,852
ACT Teleconferencing, Inc. (a)	2,700	2,484
ACTV, Inc. (a)	3,700	1,887
Adelphia Communications Corp. Class A (a)	1	0
ADVO, Inc. (a)	4,800	150,288
AHL Services, Inc. (a)	3,600	2,196
AMC Entertainment, Inc. (a)	10,600	91,584
APAC Customer Services, Inc. (a)	14,300	37,180
Ascent Media Group, Inc. Class A (a)	560	706
Ballantyne of Omaha, Inc. (a)	30	23
Beasley Broadcast Group, Inc. Class A (a)	4,400	43,648
Belo Corp. Series A	25,500	549,525
Brilliant Digital Entertainment, Inc. (a)	4,500	855
Cablevision Systems Corp. - NY Group Class A (a)	47,738	849,259
Cadmus Communications Corp.	2,100	17,850
Catalina Marketing Corp. (a)	10,100	182,810
Championship Auto Racing Teams, Inc. (a)	6,200	20,274
Charter Communications, Inc. Class A (a)	49,600	49,600
Cox Communications, Inc. Class A (a)	126,131	3,739,784
Cox Radio, Inc. Class A (a)	8,500	181,900
Cross Media Marketing Corp. (a)	4,200	2,352
Crown Media Holdings, Inc. (a)	10,800	23,760
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Cumulus Media, Inc. Class A (a)	9,800	$ 144,648
Digital Generation Systems, Inc. (a)	5,100	10,149
E.W. Scripps Co. Class A	17,800	1,425,780
EchoStar Communications Corp. Class A (a)	49,600	1,305,968
Emmis Communications Corp. Class A (a)	10,400	205,816
Entercom Communications Corp. Class A (a)	10,200	471,648
Entravision Communications Corp. Class A (a)	12,800	89,600
Equity Marketing, Inc. (a)	2,300	29,325
Fox Entertainment Group, Inc. Class A (a)	71,600	1,913,868
Franklin Electronic Publishers, Inc. (a)	2,500	6,500
Gemstar-TV Guide International, Inc. (a)	81,029	286,843
General Motors Corp. Class H (a)	196,400	2,001,316
Getty Images, Inc. (a)	10,800	316,980
Granite Broadcasting Corp. (non vtg.) (a)	3,800	6,080
Grey Global Group, Inc.	300	184,500
Harris Interactive, Inc. (a)	8,000	41,200
Harte-Hanks, Inc.	21,300	390,003
Hearst-Argyle Television, Inc. (a)	20,483	455,132
Hispanic Broadcasting Corp. (a)	21,600	454,464
Hollinger International, Inc. Class A	21,400	182,328
Hoover's, Inc. (a)	4,700	32,806
Image Entertainment, Inc. (a)	800	1,680
Index Development Partners, Inc. (a)	900	108
Insight Communications, Inc. Class A (a)	11,200	134,288
Interactive Data Corp. (a)	17,600	236,720
Interep National Radio Sales, Inc. Class A (a)	3,100	5,580
John Wiley & Sons, Inc. Class A	10,700	242,890
Journal Register Co. (a)	10,800	163,836
K-Tel International, Inc. (a)	8,900	401
Lamar Advertising Co. Class A (a)	16,900	530,153
Laser-Pacific Media Corp. (a)	1,800	3,438
Lee Enterprises, Inc.	10,700	342,935
Liberty Corp.	5,392	211,690
Liberty Media Corp. Class A (a)	493,001	4,530,679
Liberty Satellite & Technology, Inc.:
Class A (a)	5,670	13,665
Class B (a)	530	3,843
LIN TV Corp. Class A	6,000	135,840
LodgeNet Entertainment Corp. (a)	4,800	38,880
Macrovision Corp. (a)	9,800	120,834
Martha Stewart Living Omnimedia, Inc. Class A (a)	5,600	41,160
Media General, Inc. Class A	5,400	270,540
Mediacom Communications Corp. Class A (a)	20,850	174,932
Metro-Goldwyn-Mayer, Inc. (a)	52,300	523,523
MKTG Services, Inc. (a)	29	34

	Shares	Value (Note 1)
National Lampoon, Inc. (a)	600	$ 2,700
Navarre Corp. (a)	3,500	5,950
New Frontier Media, Inc. (a)	4,200	3,150
NTN Communications, Inc. (a)	5,300	5,830
Nucentrix Broadband Networks, Inc. (a)	4,600	12,466
On Command Corp. (a)	1,100	770
Pacific Systems Control Technology, Inc.	4,600	253
PanAmSat Corp. (a)	32,100	444,906
Paxson Communications Corp. Class A (a)	16,500	39,435
Pegasus Communications Corp. Class A (a)	1,940	32,126
Penton Media, Inc. (a)	12,800	5,120
PeopleNet International Corp. (a)	271	3
Pixar (a)	10,800	583,092
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,200	35,532
Point.360 (a)	2,600	5,590
PRIMEDIA, Inc. (a)	44,084	87,286
Princeton Video Image, Inc. (a)	7,800	2,730
Pulitzer, Inc.	2,800	119,392
R.H. Donnelley Corp. (a)	6,900	213,900
Radio One, Inc. Class A (a)	23,300	327,598
Radio Unica Communications Corp. (a)	1,600	352
Reader's Digest Association, Inc. (non-vtg.)	22,000	237,820
Regal Entertainment Group Class A	10,800	216,000
Regent Communication, Inc. (a)	14,000	73,920
Rentrak Corp. (a)	2,200	11,198
Salem Communications Corp. Class A (a)	5,200	123,188
Scholastic Corp. (a)	8,500	199,410
Sinclair Broadcast Group, Inc. Class A (a)	9,100	79,534
Sirius Satellite Radio, Inc. (a)	8,800	6,688
Sonic Solutions, Inc. (a)	4,600	19,550
Source Interlink Companies, Inc. (a)	5,400	27,270
Spanish Broadcasting System, Inc. Class A (a)	10,000	60,900
The McClatchy Co. Class A	10,000	542,200
Thomas Nelson, Inc. (a)	1,800	16,686
TiVo, Inc. (a)	14,600	81,906
UnitedGlobalCom, Inc. Class A (a)	22,300	59,764
Value Line, Inc.	600	27,828
Washington Post Co. Class B	2,074	1,479,799
Westwood One, Inc. (a)	21,700	723,044
World Wrestling Entertainment, Inc. Class A (a)	6,000	49,800
XM Satellite Radio Holdings, Inc. Class A (a)	16,300	76,773
Young Broadcasting, Inc. Class A (a)	5,200	64,064
YouthStream Media Networks, Inc. (a)	1,300	52
		29,838,279
Multiline Retail - 0.5%
99 Cents Only Stores (a)	13,747	306,283
BJ's Wholesale Club, Inc. (a)	13,600	190,128
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar Tree Stores, Inc. (a)	22,850	$ 471,853
Elder-Beerman Stores Corp. (a)	2,700	6,723
Factory 2-U Stores, Inc. (a)	4,100	9,963
Fred's, Inc. Class A	4,746	115,707
Gottschalks, Inc. (a)	300	438
Neiman Marcus Group, Inc. Class A (a)	10,500	284,340
Odd Jobs Stores, Inc. (a)	500	1,450
Pricesmart, Inc. (a)	1,500	23,805
Saks, Inc. (a)	31,013	238,490
ShopKo Stores, Inc. (a)	5,500	60,225
Stein Mart, Inc. (a)	13,800	65,964
The Bon-Ton Stores, Inc. (a)	3,600	13,752
Tuesday Morning Corp. (a)	10,400	178,984
Value City Department Stores, Inc. (a)	700	1,288
		1,969,393
Specialty Retail - 3.5%
Aaron Rents, Inc.	4,900	86,975
Abercrombie & Fitch Co. Class A (a)	19,600	539,000
AC Moore Arts & Crafts, Inc. (a)	4,600	54,234
Advance Auto Parts, Inc. (a)	6,994	272,906
Aeropostale, Inc.	9,700	96,127
America's Car Mart, Inc. (a)	3,600	42,156
American Eagle Outfitters, Inc. (a)	13,675	197,877
AnnTaylor Stores Corp. (a)	8,300	161,020
Asbury Automotive Group, Inc.	9,400	69,090
AutoNation, Inc. (a)	63,900	845,397
Barnes & Noble, Inc. (a)	12,700	223,901
bebe Stores, Inc. (a)	6,400	88,512
Big Dog Holdings, Inc. (a)	2,749	5,910
Blockbuster, Inc. Class A	6,100	93,330
Blue Rhino Corp. (a)	4,900	46,795
Books-A-Million, Inc. (a)	8,200	17,712
Borders Group, Inc. (a)	15,000	213,000
Brookstone Co., Inc. (a)	4,300	62,780
Building Material Holding Corp.	5,100	66,300
Burlington Coat Factory Warehouse Corp.	7,700	120,890
CarMax, Inc. (a)	20,400	307,020
Casual Male Retail Group, Inc. (a)	7,200	20,088
Cato Corp. Class A	7,000	119,000
CDW Computer Centers, Inc. (a)	17,100	746,586
Charlotte Russe Holding, Inc. (a)	5,200	43,420
Charming Shoppes, Inc. (a)	23,600	68,440
Chico's FAS, Inc. (a)	16,650	300,866
Christopher & Banks Corp. (a)	4,700	67,022
Claire's Stores, Inc.	9,300	212,226
Cole National Corp. Class A (a)	2,200	21,494
Copart, Inc. (a)	16,100	125,741
Cost Plus, Inc. (a)	4,975	115,669
CSK Auto Corp. (a)	11,500	100,740
Deb Shops, Inc.	2,400	46,680

	Shares	Value (Note 1)
Dress Barn, Inc. (a)	7,700	$ 99,484
E Com Ventures, Inc. (a)	1,150	4,589
Electronics Boutique Holding Corp. (a)	6,600	97,680
Emerging Vision, Inc. (a)	5,700	302
FAO, Inc. (a)	7,600	1,824
Finish Line, Inc. Class A (a)	6,400	79,488
Finlay Enterprises, Inc. (a)	4,100	50,061
Foot Locker, Inc.	26,300	268,260
Footstar, Inc. (a)	5,400	46,872
Friedmans, Inc. Class A	7,000	67,830
Gadzooks, Inc. (a)	5,300	15,847
Gaiam, Inc. Class A (a)	4,000	18,084
Galyan's Trading Co., Inc. (a)	6,100	64,233
GameStop Corp. Class A	5,200	54,600
Gart Sports Co. (a)	3,300	58,740
Genesco, Inc. (a)	5,300	72,345
Good Guys, Inc. (a)	4,600	8,326
Goody's Family Clothing, Inc. (a)	10,000	31,800
Group 1 Automotive, Inc. (a)	4,000	93,160
Guitar Center, Inc. (a)	5,800	118,436
Gymboree Corp. (a)	6,000	77,280
Hancock Fabrics, Inc.	6,300	89,964
Haverty Furniture Companies, Inc.	6,500	70,525
Hibbett Sporting Goods, Inc. (a)	3,050	65,057
Hollywood Entertainment Corp. (a)	11,900	167,314
Hot Topic, Inc. (a)	6,100	134,810
Hughes Supply, Inc.	4,500	104,400
Jo-Ann Stores, Inc. Class A (a)	4,600	92,506
Jos. A. Bank Clothiers, Inc. (a)	2,300	53,130
Linens 'N Things, Inc. (a)	8,300	192,560
Lithia Motors, Inc. Class A (a)	4,800	60,480
Major Automotive Companies, Inc. (a)	1,420	1,193
Michaels Stores, Inc. (a)	13,300	312,550
Micros-To-Mainframes, Inc. (a)	1,200	696
Monro Muffler Brake, Inc. (a)	1,105	22,420
Mothers Work, Inc. (a)	1,800	51,966
Movie Gallery, Inc. (a)	6,000	91,206
Neff Corp. Class A (a)	1,800	270
O'Reilly Automotive, Inc. (a)	11,500	293,595
OfficeMax, Inc. (a)	21,500	102,985
Pacific Sunwear of California, Inc. (a)	9,450	167,360
Party City Corp. (a)	4,600	41,216
Payless ShoeSource, Inc. (a)	4,282	199,584
PC Connection, Inc. (a)	6,450	47,859
PETCO Animal Supplies, Inc.	3,600	67,572
PETsMART, Inc. (a)	27,000	403,650
Pier 1 Imports, Inc.	17,950	286,662
Pomeroy Computer Resources, Inc. (a)	4,200	30,240
Regis Corp.	9,800	228,340
Rent-A-Center, Inc. (a)	6,800	339,660
Rent-Way, Inc. (a)	7,111	26,026
Restoration Hardware, Inc. (a)	9,400	23,594
Rex Stores Corp. (a)	4,825	48,974
Ross Stores, Inc.	15,700	537,097
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Select Comfort Corp. (a)	8,500	$ 88,825
Sharper Image Corp. (a)	3,300	50,820
Shoe Carnival, Inc. (a)	4,200	53,382
Sonic Automotive, Inc. Class A (a)	4,900	74,578
Stage Stores, Inc. (a)	3,700	69,486
Syms Corp. (a)	4,200	31,206
Talbots, Inc.	11,200	279,104
TBC Corp. (a)	7,300	95,776
The Bombay Company, Inc. (a)	17,300	83,040
The Buckle, Inc. (a)	3,150	52,322
The Childrens Place Retail Stores, Inc. (a)	6,600	62,502
The Men's Wearhouse, Inc. (a)	7,565	107,423
The Pep Boys - Manny, Moe & Jack	8,300	74,949
The Sports Authority, Inc. (a)	6,100	39,223
Too, Inc. (a)	6,400	97,600
Tractor Supply Co. (a)	4,000	132,280
Trans World Entertainment Corp. (a)	12,850	30,840
Tweeter Home Entertainment Group, Inc. (a)	5,900	31,860
Ultimate Electronics, Inc. (a)	3,800	33,402
United Auto Group, Inc. (a)	7,500	83,475
United Rentals, Inc. (a)	16,485	142,266
United Retail Group, Inc. (a)	3,000	6,300
Urban Outfitters, Inc. (a)	4,700	88,971
Weight Watchers International, Inc. (a)	22,900	958,365
West Marine, Inc. (a)	4,600	78,522
Wet Seal, Inc. Class A (a)	9,225	64,298
Whitehall Jewellers, Inc. (a)	4,450	37,425
Williams-Sonoma, Inc. (a)	23,100	537,768
Wilsons Leather Experts, Inc. (a)	6,750	26,055
Winmark Corp. (a)	1,800	18,000
Zale Corp. (a)	6,300	193,095
Zones, Inc. (a)	3,500	3,185
		15,009,949
Textiles Apparel & Luxury Goods - 0.9%
Ashworth, Inc. (a)	10,100	58,883
Brown Shoe Co., Inc.	4,600	124,844
Burlington Industries, Inc. (a)	2,000	60
Candies, Inc. (a)	10,402	9,258
Charles & Colvard Ltd. (a)	4,500	22,743
Coach, Inc. (a)	17,600	628,848
Columbia Sportswear Co. (a)	8,400	300,300
Cone Mills Corp. (a)	800	1,480
Culp, Inc. (a)	5,100	30,600
Cutter & Buck, Inc. (a)	7,600	27,892
Dan River, Inc. Class A (a)	9,000	33,750
Deckers Outdoor Corp. (a)	700	3,221
Delta Apparel, Inc.	1,560	23,182
Delta Woodside Industries, Inc. (a)	200	788
DHB Industries, Inc. (a)	8,900	18,245
Everlast Worldwide, Inc. (a)	200	638

	Shares	Value (Note 1)
Fossil, Inc. (a)	10,737	$ 193,051
G-III Apparel Group Ltd. (a)	1,200	6,132
Galey & Lord, Inc. (a)	400	12
Guess?, Inc. (a)	5,200	18,460
Guilford Mills, Inc.	20	89
Haggar Corp.	1,300	14,300
Hartmarx Corp. (a)	1,100	2,211
K-Swiss, Inc. Class A	4,600	111,596
Kellwood Co.	6,138	157,133
Kenneth Cole Productions, Inc. Class A (a)	5,050	114,383
Maxwell Shoe Co., Inc. Class A (a)	6,350	68,263
Movado Group, Inc.	5,200	101,400
Nautica Enterprises, Inc. (a)	10,100	96,152
Oshkosh B'Gosh, Inc. Class A	3,430	82,320
Oxford Industries, Inc.	1,300	29,965
Perry Ellis International, Inc. (a)	3,600	73,480
Phillips-Van Heusen Corp.	9,100	108,745
Polo Ralph Lauren Corp. Class A (a)	8,800	177,672
Polymer Group, Inc. (a)	5,800	580
Quaker Fabric Corp. (a)	6,250	35,500
Quiksilver, Inc. (a)	4,250	106,675
Russell Corp.	9,100	146,965
Samsonite Corp. (a)	2,743	2,057
Saucony, Inc. Class B (a)	1,400	14,589
Skechers U.S.A., Inc. Class A (a)	4,600	27,048
Sport-Haley, Inc. (a)	100	397
Steven Madden Ltd. (a)	4,200	71,190
Stride Rite Corp.	13,700	108,641
Superior Uniform Group, Inc.	2,000	22,000
Tarrant Apparel Group (a)	2,600	9,389
Timberland Co. Class A (a)	7,000	268,800
Tropical Sportswear International Corp. (a)	3,500	17,570
Unifi, Inc. (a)	6,200	31,620
Unifirst Corp.	1,100	20,680
Vans, Inc. (a)	5,700	22,971
Wellman, Inc.	9,500	100,795
Wolverine World Wide, Inc.	6,000	101,040
		3,748,603
TOTAL CONSUMER DISCRETIONARY		79,214,771
CONSUMER STAPLES - 3.7%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	3,600	46,980
Coca-Cola Bottling Co. Consolidated	1,100	65,351
Constellation Brands, Inc. Class A (a)	16,600	408,858
Golden State Vintners, Inc. Class B (a)	500	885
Lancer Corp. (a)	1,200	11,160
MGP Ingredients, Inc.	1,200	8,868
National Beverage Corp. (a)	1,800	26,640
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
PepsiAmericas, Inc.	34,500	$ 421,590
Robert Mondavi Corp. Class A (a)	2,900	73,399
		1,063,731
Food & Drug Retailing - 0.5%
7-Eleven, Inc. (a)	23,900	168,017
Casey's General Stores, Inc.	13,800	152,490
Central European Distribution Corp. (a)	3,400	84,014
Duane Reade, Inc. (a)	5,700	70,395
Fleming Companies, Inc.	9,000	18,630
Fresh Brands, Inc.	2,100	29,400
The Great Atlantic & Pacific Tea Co. (a)	9,700	45,299
Ingles Markets, Inc. Class A	3,800	37,620
Longs Drug Stores Corp.	6,300	87,003
Marsh Supermarkets, Inc. Class B	1,800	18,000
Nash-Finch Co.	4,100	19,803
NuCo2, Inc. (a)	2,200	9,988
Pathmark Stores, Inc. (a)	8,700	42,804
Performance Food Group Co. (a)	8,300	261,367
Rite Aid Corp. (a)	110,300	264,720
Ruddick Corp.	12,900	157,509
Smart & Final, Inc. (a)	3,000	12,090
Spartan Stores, Inc. (a)	7,800	17,550
Topps Co., Inc. (a)	14,000	112,980
United Natural Foods, Inc. (a)	4,900	112,847
Weis Markets, Inc.	4,500	130,725
Wild Oats Markets, Inc. (a)	9,375	79,969
		1,933,220
Food Products - 2.4%
American Italian Pasta Co. Class A (a)	4,200	174,342
Aurora Foods, Inc. (a)	19,000	8,360
Bridgford Foods Corp.	1,510	12,095
Bunge Ltd.	18,000	466,200
Cadiz, Inc. (a)	15,700	4,789
Central Garden & Pet Co. Class A (a)	5,000	114,500
Chiquita Brands International, Inc. (a)	6,828	65,754
Corn Products International, Inc.	8,500	255,425
Dean Foods Co. (a)	17,726	747,505
Del Monte Foods Co. (a)	38,200	312,476
Delta & Pine Land Co.	9,966	196,829
Dole Food Co., Inc.	10,200	334,560
Dreyer's Grand Ice Cream, Inc.	8,000	582,400
Farmer Brothers Co.	200	61,300
Flowers Foods, Inc.	5,280	130,944
Fresh Del Monte Produce, Inc.	12,400	224,936
Gardenburger, Inc. (a)	5,600	2,506
Green Mountain Coffee Roasters, Inc. (a)	2,900	40,571
Hain Celestial Group, Inc. (a)	8,148	117,494
Horizon Organic Holding Corp. (a)	4,900	66,640
Hormel Foods Corp.	32,000	672,320

	Shares	Value (Note 1)
International Multifoods Corp. (a)	5,700	$ 112,290
Interstate Bakeries Corp.	8,300	79,597
J&J Snack Foods Corp. (a)	2,600	75,270
Kraft Foods, Inc. Class A	59,100	1,749,951
Lancaster Colony Corp.	9,150	347,517
Lance, Inc.	8,500	84,320
McCormick & Co., Inc. (non-vtg.)	32,400	749,412
Monterey Pasta Co. (a)	4,600	16,790
Northland Cranberries, Inc. Class A (a)	1,125	788
Peet's Coffee & Tea, Inc. (a)	4,500	60,615
Pilgrims Pride Corp. Class B	2,400	19,224
Ralcorp Holdings, Inc. (a)	7,250	185,238
Riviana Foods, Inc.	1,900	49,267
Sanderson Farms, Inc.	2,000	38,482
Seminis, Inc. Class A (a)	13,900	36,696
Sensient Technologies Corp.	11,500	238,050
Smithfield Foods, Inc. (a)	20,400	378,012
Tasty Baking Co.	4,600	33,810
The J.M. Smucker Co.	9,168	314,004
Tootsie Roll Industries, Inc.	11,722	329,623
Tyson Foods, Inc. Class A	74,768	687,866
Zapata Corp. (a)	920	32,660
		10,211,428
Household Products - 0.2%
Church & Dwight Co., Inc.	9,100	271,180
Katy Industries, Inc. (a)	1,900	5,529
Oil-Dri Corp. of America	700	6,685
The Dial Corp.	17,700	321,963
U.S. Home & Garden, Inc. (a)	2,900	1,421
WD-40 Co.	5,400	125,231
		732,009
Personal Products - 0.3%
Chattem, Inc. (a)	5,100	79,152
Chromatics Color Sciences International, Inc. (a)	1,050	1
Elizabeth Arden, Inc. (a)	5,400	58,536
Estee Lauder Companies, Inc. Class A	24,800	695,640
First Years, Inc.	600	6,120
Nature's Sunshine Products, Inc.	1,200	10,117
NBTY, Inc. (a)	12,400	221,712
Nu Skin Enterprises, Inc. Class A	6,000	63,120
Playtex Products, Inc. (a)	15,700	124,030
Revlon, Inc. Class A (a)	3,800	9,918
Water Pik Technologies, Inc. (a)	4,400	32,604
Weider Nutrition International, Inc. Class A (a)	400	580
		1,301,530
Tobacco - 0.1%
DIMON, Inc.	4,700	28,764
Schweitzer-Mauduit International, Inc.	1,800	41,364
Standard Commercial Corp.	4,500	75,600
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - continued
Universal Corp.	5,600	$ 213,416
Vector Group Ltd.	10,269	140,788
		499,932
TOTAL CONSUMER STAPLES		15,741,850
ENERGY - 5.3%
Energy Equipment & Services - 2.6%
Atwood Oceanics, Inc. (a)	4,300	118,680
Cal Dive International, Inc. (a)	10,500	196,035
Carbo Ceramics, Inc.	3,700	130,425
Cooper Cameron Corp. (a)	10,300	535,600
Dawson Geophysical Co. (a)	9,000	63,180
Diamond Offshore Drilling, Inc.	24,800	544,360
Dril-Quip, Inc. (a)	3,300	45,144
ENSCO International, Inc.	29,087	813,854
FMC Technologies, Inc. (a)	10,866	216,777
Friede Goldman Halter, Inc. (a)	21,668	26
Global Industries Ltd. (a)	29,700	127,710
GlobalSantaFe Corp.	46,225	1,028,506
Grant Prideco, Inc. (a)	20,562	249,211
Grey Wolf, Inc. (a)	43,500	181,395
Gulf Island Fabrication, Inc. (a)	5,600	101,416
Gulfmark Offshore, Inc. (a)	5,000	74,850
Hanover Compressor Co. (a)	11,600	93,844
Helmerich & Payne, Inc.	8,600	236,500
Horizon Offshore, Inc. (a)	10,500	40,320
Hydril Co. (a)	6,000	154,380
Infinity, Inc. (a)	6,400	54,592
Input/Output, Inc. (a)	7,100	27,335
Key Energy Services, Inc. (a)	23,100	242,550
Lone Star Technologies, Inc. (a)	4,600	84,272
Lufkin Industries, Inc.	3,300	76,890
Maverick Tube Corp. (a)	7,200	125,568
Metretek Technologies, Inc. (a)	2,400	408
Mitcham Industries, Inc. (a)	400	444
National-Oilwell, Inc. (a)	14,640	329,400
Newpark Resources, Inc. (a)	20,500	84,255
NS Group, Inc. (a)	2,200	18,590
Oceaneering International, Inc. (a)	6,200	143,220
Offshore Logistics, Inc. (a)	6,000	110,760
Oil States International, Inc. (a)	8,700	99,180
Parker Drilling Co. (a)	10,500	26,040
Patterson-UTI Energy, Inc. (a)	15,500	513,670
Pride International, Inc. (a)	25,100	363,950
RPC, Inc.	4,400	46,068
SEACOR SMIT, Inc. (a)	4,700	175,545
Seitel, Inc. (a)	8,300	4,565
Smith International, Inc. (a)	20,000	697,200
Superior Energy Services, Inc. (a)	16,600	143,922
T-3 Energy Services, Inc. (a)	1,000	7,000

	Shares	Value (Note 1)
TETRA Technologies, Inc. (a)	4,700	$ 101,943
Tidewater, Inc.	10,400	318,448
Torch Offshore, Inc. (a)	10,400	59,488
Trico Marine Services, Inc. (a)	12,100	31,823
UNIFAB International, Inc. (a)	3,500	1,225
Unit Corp. (a)	7,300	153,738
Universal Compression Holdings, Inc. (a)	8,200	145,714
Varco International, Inc. (a)	17,175	325,638
Veritas DGC, Inc. (a)	6,300	50,085
W-H Energy Services, Inc. (a)	6,900	120,750
Weatherford International Ltd. (a)	26,162	1,047,526
		10,684,015
Oil & Gas - 2.7%
3Tec Energy Corp. (a)	6,700	107,200
Abraxas Petroleum Corp. (a)	8,500	7,735
American International Petroleum Corp. (a)	100	2
APCO Argentina, Inc.	1,800	34,542
Berry Petroleum Co. Class A	1,500	23,175
BP Prudhoe Bay Royalty Trust	9,300	147,870
Brigham Exploration Co. (a)	5,900	33,748
Buckeye Partners LP	6,000	215,100
Cabot Oil & Gas Corp. Class A	8,200	197,374
Callon Petroleum Co. (a)	6,800	27,608
Carrizo Oil & Gas, Inc. (a)	5,800	30,914
Castle Energy Corp.	4,800	15,888
Chesapeake Energy Corp.	29,760	241,651
Cimarex Energy Co. (a)	6,358	126,397
Clayton Williams Energy, Inc. (a)	4,000	50,760
Comstock Resources, Inc. (a)	4,800	47,904
Denbury Resources, Inc. (a)	14,600	167,608
Edge Petroleum Corp. (a)	6,500	28,275
Encore Acquisition Co. (a)	8,400	146,916
Energy Partners Ltd. (a)	4,600	49,680
Enterprise Products Partners LP	13,400	270,546
Evans Systems, Inc. (a)	3,400	102
Evergreen Resources, Inc. (a)	3,400	153,272
Exco Resources, Inc. (a)	4,400	75,680
Forest Oil Corp. (a)	10,950	249,113
Frontier Oil Corp.	5,300	86,655
FX Energy, Inc. (a)	6,700	21,239
General Maritime Corp. (a)	5,700	50,160
Giant Industries, Inc. (a)	87	348
Greka Energy Corp. (a)	4,666	18,477
Harken Energy Corp. (a)	14,940	2,689
Harvest Natural Resources, Inc. (a)	12,600	72,702
Holly Corp.	5,200	115,700
Houston Exploration Co. (a)	7,100	193,120
Hugoton Royalty Trust	4,500	66,915
Inland Resources, Inc. (a)	10	11
Kaneb Services LLC	5,900	115,227
KCS Energy, Inc. (a)	15,400	46,662
Magnum Hunter Resources, Inc. (a)	18,000	104,400
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Mallon Resources Corp. (a)	3,400	$ 3,468
Markwest Hydrocarbon, Inc. (a)	3,400	19,040
McMoRan Exploration Co. (a)	4,788	28,153
Meridian Resource Corp. (a)	17,800	28,836
Miller Exploration Co. (a)	740	1,554
Mission Resources Corp. (a)	10,700	3,424
Murphy Oil Corp.	20,400	877,812
National Energy Group, Inc. (a)	5,428	1,900
Newfield Exploration Co. (a)	9,500	323,950
Noble Energy, Inc.	10,800	381,240
Nuevo Energy Co. (a)	6,000	75,180
Ocean Energy, Inc.	33,452	671,382
OMI Corp. (a)	14,700	68,355
Parallel Petroleum Corp. (a)	4,100	11,685
Patina Oil & Gas Corp.	4,725	157,248
Penn Virginia Corp.	3,400	125,834
Petroleum Development Corp. (a)	17,900	103,444
Petroquest Energy, Inc. (a)	14,600	28,908
Pioneer Natural Resources Co. (a)	22,500	588,375
Plains Exploration & Production Co. (a)	6,800	62,424
Plains Resources, Inc.	6,800	77,452
Pogo Producing Co.	11,600	461,100
Premcor, Inc.	13,200	331,452
Prima Energy Corp. (a)	4,300	93,052
Range Resources Corp. (a)	7,820	46,373
Remington Oil & Gas Corp. (a)	7,900	149,073
Resource America, Inc. Class A	5,200	40,768
Royale Energy, Inc. (a)	4,025	24,834
Seven Seas Petroleum Corp. (a)	8,500	196
Spinnaker Exploration Co. (a)	5,800	111,070
St. Mary Land & Exploration Co.	8,100	216,027
Stone Energy Corp. (a)	5,543	189,848
Swift Energy Co. (a)	7,700	71,687
Syntroleum Corp. (a)	7,400	15,688
TEPPCO Partners LP	6,000	182,280
Tesoro Petroleum Corp. (a)	15,300	81,855
The Exploration Co. of Delaware, Inc. (a)	8,100	24,300
Tom Brown, Inc. (a)	9,500	244,150
TransMontaigne, Inc. (a)	6,300	24,570
Ultra Petroleum Corp. (a)	13,400	123,870
Valero Energy Corp.	21,700	846,517
Vintage Petroleum, Inc.	9,400	93,530
Western Gas Resources, Inc.	8,400	277,200
Westport Resources Corp. (a)	13,348	276,170
Wiser Oil Co. (a)	1,800	6,480
XTO Energy, Inc.	23,962	604,082
		11,519,201
TOTAL ENERGY		22,203,216

	Shares	Value (Note 1)
FINANCIALS - 28.4%
Banks - 10.2%
1st Source Corp.	3,184	$ 46,900
Abigail Adams National Bancorp, Inc.	2,997	43,813
Alabama National Bancorp, Delaware	1,500	63,795
Allegiant Bancorp, Inc.	6,360	108,056
Amcore Financial, Inc.	8,300	176,956
American Pacific Bank of Oregon Class B (a)	3,080	18,480
AmeriServ Financial, Inc.	600	2,250
Anchor Bancorp Wisconsin, Inc.	8,500	188,955
Associated Banc-Corp.	17,862	617,847
Astoria Financial Corp.	17,380	436,586
BancorpSouth, Inc.	19,525	364,141
Bank Mutual Corp.	1,600	36,800
Bank of Granite Corp.	2,306	39,456
Bank of the Ozarks, Inc.	3,600	97,452
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	13,331	120,912
Banknorth Group, Inc.	34,400	779,504
BankUnited Financial Corp. Class A (a)	7,700	135,443
Banner Corp.	5,551	87,872
Bay State Bancorp, Inc.	3,700	94,720
Bay View Capital Corp. (a)	19,336	106,541
BOK Financial Corp.	12,493	405,648
Boston Private Financial Holdings, Inc.	7,000	114,240
Brookline Bancorp, Inc., Delaware	16,183	202,288
BSB Bancorp, Inc.	4,400	96,800
California First National Bancorp	1,700	18,938
Capital Crossing Bank (a)	1,500	43,500
Capitol Federal Financial	17,400	534,528
Cathay Bancorp, Inc.	3,200	122,240
CB Bancshares, Inc.	2,400	108,360
CFS Bancorp, Inc.	8,100	111,537
Charter Financial Corp.	2,800	87,696
Chemical Financial Corp.	2,797	76,442
Chittenden Corp.	8,833	233,545
Citizens Banking Corp.	12,234	309,276
Citizens First Bancorp, Inc.	5,200	102,336
City Holding Co.	5,311	148,974
City National Corp.	10,460	487,018
Colonial Bancgroup, Inc.	30,400	352,336
Columbia Banking Systems, Inc.	7,140	92,820
Commerce Bancorp, Inc., New Jersey	13,200	545,424
Commerce Bancshares, Inc.	15,318	593,726
Commercial Federal Corp.	11,295	251,540
Community First Bankshares, Inc.	11,300	280,127
Community Trust Bancorp, Inc.	2,135	53,973
Compass Bancshares, Inc.	28,750	914,825
Connecticut Bancshares, Inc.	3,900	164,541
Corus Bankshares, Inc.	4,000	174,640
CPB, Inc.	5,100	145,860
Cullen/Frost Bankers, Inc.	12,900	401,964
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
CVB Financial Corp.	12,196	$ 253,933
Dime Community Bancorp, Inc.	7,633	163,804
Downey Financial Corp.	6,310	253,347
East West Bancorp, Inc.	6,900	229,425
Fidelity Bankshares, Inc.	6,400	112,128
Fidelity National Corp., Georgia	2,900	28,797
First BanCorp Puerto Rico	10,500	263,235
First Charter Corp.	4,084	76,167
First Citizen Bancshares, Inc.	2,800	261,268
First Commonwealth Financial Corp.	7,404	86,997
First Community Bancorp, California	4,900	141,659
First Essex Bancorp, Inc.	3,600	117,144
First Federal Capital Corp.	3,300	66,462
First Financial Bancorp, Ohio	5,266	81,728
First Financial Bankshares, Inc.	2,237	87,802
First Financial Holdings, Inc.	5,200	128,700
First Indiana Corp.	1,025	17,425
First Midwest Bancorp, Inc., Delaware	13,330	348,180
First Niagara Financial Group, Inc.	18,366	204,965
First Place Financial Corp.	5,200	85,800
First Republic Bank, California (a)	4,650	101,603
First Sentinel Bancorp, Inc.	4,891	69,208
First State Bancorp.	3,100	73,005
First Virginia Banks, Inc.	16,650	680,985
Firstfed America Bancorp, Inc.	1,900	52,706
FirstFed Financial Corp., Delaware (a)	5,200	156,000
FirstMerit Corp.	21,192	417,694
Flagstar Bancorp, Inc.	7,400	179,450
Flushing Financial Corp.	5,925	102,503
FNB Corp., Pennsylvania	11,816	328,497
Frontier Financial Corp., Washington	2,700	68,124
Fulton Financial Corp.	25,128	461,076
GBC Bancorp	4,695	107,656
Glacier Bancorp, Inc.	6,800	164,016
Gold Banc Corp., Inc.	12,609	123,946
Granite State Bankshares, Inc.	2,400	107,498
Greater Bay Bancorp	9,760	156,258
Greenpoint Financial Corp.	19,100	811,368
Hancock Holding Co.	4,950	222,255
Harbor Florida Bancshares, Inc.	7,100	174,582
Hibernia Corp. Class A	35,100	636,012
Hudson City Bancorp, Inc.	42,900	814,671
Hudson River Bancorp, Inc.	3,100	74,896
Hudson United Bancorp	11,988	378,102
IBERIABANK Corp.	3,300	127,809
Independence Community Bank Corp.	13,800	358,524
Independent Bank Corp.:
, Massachusetts	5,600	119,112
, Michigan	7,441	146,290
IndyMac Bancorp, Inc.	12,000	229,200
Integra Bank Corp.	2,630	43,079

	Shares	Value (Note 1)
International Bancshares Corp.	5,841	$ 223,237
Irwin Financial Corp.	8,300	150,230
ITLA Capital Corp. (a)	3,000	99,000
Klamath First Bancorp, Inc.	5,748	96,222
Local Financial Corp. (a)	7,900	116,841
M&T Bank Corp.	19,800	1,564,596
MAF Bancorp., Inc.	6,300	214,830
MASSBANK Corp.	3,100	88,350
MB Financial, Inc.	4,400	153,164
Mercantile Bankshares Corp.	16,100	594,090
Midsouth Bancorp, Inc.	3,900	67,314
MutualFirst Financial, Inc.	6,000	128,040
National Commerce Financial Corp.	45,500	1,104,740
National Penn Bancshares, Inc.	1,961	50,555
NBT Bancorp, Inc.	9,955	174,412
NetBank, Inc.	9,054	86,104
New York Community Bancorp, Inc.	22,656	648,188
Northwest Bancorp, Inc.	5,500	83,270
OceanFirst Financial Corp.	3,750	78,638
Old National Bancorp	14,373	314,481
Omega Financial Corp.	1,900	63,612
Oriental Financial Group, Inc.	2,107	44,774
Pacific Capital Bancorp	9,933	279,415
Pacific Northwest Bancorp	5,750	160,195
Park National Corp.	3,515	344,294
Partners Trust Financial Group, Inc.	5,200	85,332
People's Bank, Connecticut	14,600	375,789
PFF Bancorp, Inc.	3,900	125,151
PFS Bancorp, Inc.	1,700	26,367
Popular, Inc.	30,500	1,033,645
Port Financial Corp.	3,300	160,941
Provident Bankshares Corp.	8,897	211,206
Provident Financial Group, Inc.	13,000	375,180
Provident Financial Holdings, Inc.	3,600	102,600
Quaker City Bancorp, Inc. (a)	3,425	114,155
R&G Financial Corp. Class B	5,800	129,050
Redwood Empire Bancorp	3,200	94,400
Republic Bancorp, Inc.	17,747	218,288
Republic Bancshares, Inc. (a)	5,100	102,153
Riggs National Corp.	9,700	135,315
Roslyn Bancorp, Inc.	21,452	427,324
S&T Bancorp, Inc.	4,080	104,122
Santander Bancorp	4,940	66,690
Seacoast Financial Services Corp.	8,077	155,482
Silicon Valley Bancshares (a)	7,700	133,595
Sky Financial Group, Inc.	22,128	448,977
South Financial Group, Inc.	12,270	247,363
Southwest Bancorp of Texas, Inc. (a)	8,100	256,122
Sovereign Bancorp, Inc.	54,513	740,287
St. Francis Capital Corp.	4,900	116,620
State Financial Services Corp. Class A	2,800	52,416
Staten Island Bancorp, Inc.	15,000	231,600
Sterling Bancshares, Inc.	13,125	163,275
Sterling Financial Corp. (a)	1,233	25,708
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Sun Bancorp, Inc., New Jersey	3,241	$ 45,309
Susquehanna Bancshares, Inc.	12,100	257,125
TCF Financial Corp.	16,800	704,592
Texas Regional Bancshares, Inc. Class A	7,205	238,413
TF Financial Corp.	1,900	48,146
Timberland Bancorp, Inc.	2,000	38,200
Troy Financial Corp.	4,450	118,593
Trust Co. of New Jersey	2,000	55,200
Trustco Bank Corp.	21,925	219,689
Trustmark Corp.	16,400	395,732
UAB Financial Corp.	6,792	249,069
UCBH Holdings, Inc.	5,500	231,550
Umpqua Holdings Corp.	6,091	112,744
UnionBanCal Corp.	33,600	1,398,432
United Bankshares, Inc.	10,970	304,198
United Community Banks, Inc.	3,500	83,475
United Community Financial Corp.	5,000	43,650
United National Bancorp, New Jersey	7,716	183,486
Valley National Bancorp	22,221	569,969
W Holding Co., Inc.	15,550	283,632
Washington Federal, Inc.	16,760	372,072
Waypoint Financial Corp.	11,800	209,922
Webster Financial Corp. Waterbury Connecticut	11,216	399,290
WesBanco, Inc.	3,200	78,720
West Coast Bancorp, Oregon	2,248	35,406
Westamerica Bancorp.	8,400	341,712
Westcorp	6,020	114,320
Whitney Holding Corp.	10,550	347,201
Willow Grove Bancorp, Inc.	5,200	72,748
Wilmington Trust Corp., Delaware	15,400	437,360
Wintrust Financial Corp.	5,050	149,076
WSFS Financial Corp.	3,300	105,765
Yardville National Bancorp	5,000	84,450
		42,953,703
Diversified Financials - 2.7%
A.G. Edwards, Inc.	15,100	402,717
Aames Financial Corp. (a)	440	550
ACE Cash Express, Inc. (a)	1,500	14,370
Advanta Corp. Class A	7,700	54,516
Affiliated Managers Group, Inc. (a)	4,200	178,122
Affinity Technology Group, Inc. (a)	12,100	2,662
Alliance Capital Management Holding LP	8,300	234,060
Allied Capital Corp.	24,720	495,636
American Capital Strategies Ltd.	9,000	222,300
American Home Mortgage Holdings, Inc.	5,100	54,315
American Insured Mortgage Investors LP Series 88	6,800	27,880
AmeriCredit Corp. (a)	28,900	57,511
Ameritrade Holding Corp. (a)	89,400	451,470

	Shares	Value (Note 1)
Ampal-American Israel Corp. Class A (a)	4,900	$ 10,780
ANFI, Inc.	5,875	87,303
Atalanta Sosnoff Capital Corp. (a)	1,400	15,890
BlackRock, Inc. Class A (a)	4,600	191,360
Cash America International, Inc.	9,800	87,416
Charter Municipal Mortgage Acceptance Co.	12,200	214,842
Chicago Mercantile Exchange Holdings, Inc. Class A	5,600	241,080
CIT Group, Inc.	41,800	717,706
CompuCredit Corp. (a)	11,800	61,360
Consumer Portfolio Services, Inc. (a)	600	1,050
Credit Acceptance Corp. (a)	6,100	35,502
DVI, Inc. (a)	2,100	16,380
E*TRADE Group, Inc. (a)	70,573	296,407
E-Loan, Inc. (a)	23,400	53,820
Eaton Vance Corp. (non-vtg.)	16,600	423,964
Euronet Worldwide, Inc. (a)	5,900	40,002
Farmer Mac Class A (multi-vtg.) (a)	2,400	42,000
Federated Investors, Inc. Class B (non-vtg.)	24,949	631,709
Financial Federal Corp. (a)	4,700	119,098
Finova Group, Inc. (a)	24,300	3,888
First Cash Financial Services, Inc. (a)	6,100	57,950
Friedman, Billings, Ramsey Group, Inc. Class A (a)	3,900	34,593
Gabelli Asset Management, Inc. Class A (a)	2,400	68,184
GATX Corp.	10,200	157,488
Harbourton Financial Corp. (a)	400	320
Harris & Harris Group, Inc. (a)	5,500	17,875
iDine Rewards Network, Inc. (a)	6,400	44,800
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	108	0
Instinet Group, Inc.	18,700	64,141
Investment Technology Group, Inc. (a)	9,245	116,395
Investors Financial Services Corp.	15,400	385,000
JB Oxford Holdings, Inc. (a)	1,070	2,472
Jefferies Group, Inc.	5,000	184,700
Knight Trading Group, Inc. (a)	23,400	113,958
LaBranche & Co., Inc.	11,700	237,744
Legg Mason, Inc.	12,800	630,144
Leucadia National Corp.	12,400	416,888
MCG Capital Corp.	8,000	78,960
Medallion Financial Corp.	7,800	26,676
Metris Companies, Inc.	14,216	21,324
Meyerson & Co., Inc. (a)	1,100	1,749
NCO Portfolio Management, Inc. (a)	2,227	14,141
NCP Litigation Trust	200	0
Neuberger Berman, Inc.	15,850	422,244
New Century Financial Corp.	4,700	125,161
Nuveen Investments, Inc. Class A	20,900	465,443
Ocwen Financial Corp. (a)	16,726	51,014
Olympic Cascade Financial Corp. (a)	1,000	350
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
PMC Capital, Inc.	1,200	$ 4,680
Raymond James Financial, Inc.	11,000	280,280
Saxon Capital, Inc. (a)	7,700	84,777
SEI Investments Co.	24,400	615,148
Siebert Financial Corp. (a)	1,400	3,402
Soundview Technology Group, Inc. (a)	27,900	35,433
Stifel Financial Corp.	2,610	30,798
Student Loan Corp.	4,400	414,920
SWS Group, Inc.	2,430	31,080
Waddell & Reed Financial, Inc. Class A	19,550	326,681
Westwood Holdings Group, Inc.	3,282	43,158
WFS Financial, Inc. (a)	9,300	174,561
Winfield Capital Corp. (a)	1,100	330
World Acceptance Corp. (a)	2,500	21,375
		11,294,003
Insurance - 8.4%
21st Century Holding Co.	3,600	38,124
21st Century Insurance Group	14,700	175,518
Acceptance Insurance Companies, Inc. (a)	1,700	34
Alfa Corp.	18,600	217,062
Allcity Insurance Co.	2,800	4,816
Alleghany Corp.	1,144	188,074
Allmerica Financial Corp. (a)	8,600	121,690
American Financial Group, Inc., Ohio	14,900	295,467
American Independence Corp. (a)	433	3,377
American Medical Securities Group, Inc. (a)	4,200	54,348
American National Insurance Co.	4,800	375,792
AmerUs Group Co.	7,734	202,863
Arch Capital Group Ltd. (a)	6,300	196,938
Argonaut Group, Inc.	3,400	42,500
Arthur J. Gallagher & Co.	17,000	415,990
Atlantic American Corp. (a)	400	624
Baldwin & Lyons, Inc. Class B	1,900	47,310
Berkshire Hathaway, Inc. Class A (a)	321	19,805,652
Brown & Brown, Inc.	13,400	386,188
Ceres Group, Inc. (a)	15,500	24,180
Citizens, Inc. Class A (a)	4,933	31,325
Clark/Bardes, Inc. (a)	3,800	53,732
CNA Financial Corp. (a)	46,500	1,069,035
CNA Surety Corp.	6,600	51,216
Commerce Group, Inc., Massachusetts	5,300	180,306
Crawford & Co. Class B	8,200	32,800
Danielson Holding Corp. (a)	2,100	1,785
Delphi Financial Group, Inc. Class A	5,344	196,926
Donegal Group, Inc. Class B	1,411	15,592
EMC Insurance Group	5,800	104,458
Erie Indemnity Co. Class A	12,000	436,800
FBL Financial Group, Inc. Class A	3,795	74,382
Fidelity National Financial, Inc.	18,514	607,815

	Shares	Value (Note 1)
First American Corp., California	12,550	$ 289,905
FPIC Insurance Group, Inc. (a)	4,500	35,820
Fremont General Corp.	20,400	123,828
Gainsco, Inc. (a)	2,400	480
Great American Financial Resources, Inc.	5,700	80,370
Harleysville Group, Inc.	7,300	164,980
HCC Insurance Holdings, Inc.	11,800	291,106
HealthExtras, Inc. (a)	11,200	42,000
Hilb, Rogal & Hamilton Co.	5,600	166,488
Horace Mann Educators Corp.	6,200	85,374
Independence Holding Co.	1,720	32,439
Investors Title Co.	3,900	86,385
Kansas City Life Insurance Co.	2,000	79,000
LandAmerica Financial Group, Inc.	4,500	169,650
Markel Corp. (a)	2,100	448,686
Meadowbrook Insurance Group, Inc. (a)	9,800	22,148
Merchants Group, Inc.	1,200	27,192
Mercury General Corp.	13,200	477,972
National Security Group, Inc.	1,420	20,136
National Western Life Insurance Co. Class A (a)	600	60,606
Nationwide Financial Services, Inc. Class A	11,100	269,730
Navigators Group, Inc. (a)	1,500	38,250
Nymagic, Inc. (a)	1,600	31,200
Odyssey Re Holdings Corp.	15,200	274,056
Ohio Casualty Corp. (a)	14,200	174,518
Old Republic International Corp.	25,200	687,960
Penn Treaty American Corp. (a)	4,200	6,636
Penn-America Group, Inc.	4,800	48,192
Philadelphia Consolidated Holding Corp. (a)	5,100	158,865
Phoenix Companies, Inc.	21,500	167,270
PICO Holdings, Inc. (a)	1,900	22,876
PMA Capital Corp. Class A	5,000	49,250
Presidential Life Corp.	10,000	96,000
ProAssurance Corp. (a)	4,368	96,533
Protective Life Corp.	15,615	423,479
Quotesmith.com, Inc. (a)	833	3,299
Radian Group, Inc.	18,676	651,232
Reinsurance Group of America, Inc.	11,694	309,072
RLI Corp.	3,050	79,087
RTW, Inc. (a)	700	1,442
SCPIE Holding, Inc.	2,100	13,734
Selective Insurance Group, Inc.	7,100	167,560
StanCorp Financial Group, Inc.	5,400	268,650
State Auto Financial Corp.	5,900	96,229
Stewart Information Services Corp. (a)	2,200	50,600
The Midland Co.	2,800	53,200
The MONY Group, Inc.	9,960	213,144
The PMI Group, Inc.	17,000	460,700
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Transatlantic Holdings, Inc.	11,900	$ 770,525
Triad Guaranty, Inc. (a)	3,500	116,935
UICI (a)	11,600	116,580
Unico American Corp.	9,700	39,091
United Fire & Casualty Co.	1,500	44,520
Unitrin, Inc.	14,600	363,540
Vesta Insurance Group Corp.	5,400	14,850
W.R. Berkley Corp.	11,350	460,810
White Mountains Insurance Group Ltd.	1,970	638,280
Zenith National Insurance Corp.	5,600	112,056
		35,747,235
Real Estate - 7.1%
Acadia Realty Trust (SBI)	1,100	8,602
Alexander's, Inc. (a)	400	26,240
Alexandria Real Estate Equities, Inc.	5,500	228,525
AMB Property Corp. (SBI)	18,900	529,200
American Real Estate Partners LP (a)	1,700	17,663
AMLI Residential Properties Trust (SBI)	7,900	159,580
Annaly Mortgage Management, Inc.	13,300	240,863
Anthracite Capital, Inc.	2,700	30,564
Anworth Mortgage Asset Corp.	9,500	118,750
Apartment Investment & Management Co. Class A	22,117	813,242
Archstone-Smith Trust	37,355	823,678
Arden Realty, Inc.	12,700	281,940
Associated Estates Realty Corp.	1,700	9,605
AvalonBay Communities, Inc.	14,314	525,467
Avatar Holdings, Inc. (a)	1,100	24,233
Bedford Property Investors, Inc.	100	2,541
Bluegreen Corp. (a)	6,500	23,140
Boston Properties, Inc.	20,600	766,320
Boykin Lodging Co.	7,600	60,040
Brandywine Realty Trust (SBI)	9,600	197,472
BRE Properties, Inc. Class A	12,000	358,800
BSRT Liquidating Trust (SBI)	100	32
California Coastal Communities, Inc. (a)	4,100	22,919
Camden Property Trust (SBI)	5,751	183,457
Capital Automotive (SBI)	9,500	236,835
Capstead Mortgage Corp.	5,349	67,397
CarrAmerica Realty Corp.	11,100	270,951
Catellus Development Corp. (a)	20,300	405,594
CBL & Associates Properties, Inc.	5,600	223,160
CenterPoint Properties Trust (SBI)	5,900	332,937
Chateau Communities, Inc.	9,000	185,670
Chelsea Property Group, Inc.	5,900	208,624
Colonial Properties Trust (SBI)	7,300	233,746
Commercial Net Lease Realty, Inc.	4,294	63,766
Consolidated-Tomoka Land Co.	2,100	42,189
Corporate Office Properties Trust (SBI)	10,000	140,300
Correctional Properties Trust	4,600	96,692
Corrections Corp. of America (a)	6,845	118,282

	Shares	Value (Note 1)
Cousins Properties, Inc.	5,700	$ 140,676
Crescent Real Estate Equities Co.	23,500	346,625
Criimi Mae, Inc. (a)	2,484	20,890
Crown American Realty Trust (SBI)	12,900	123,582
Developers Diversified Realty Corp.	15,130	352,529
Duke Realty Corp.	25,928	672,832
Eastgroup Properties, Inc.	1,400	35,686
Entertainment Properties Trust (SBI)	8,900	220,720
Equity Inns, Inc.	16,600	90,470
Essex Property Trust, Inc.	3,900	198,705
FBR Asset Investment Corp.	3,800	121,904
Federal Realty Investment Trust (SBI)	7,700	225,687
FelCor Lodging Trust, Inc.	11,705	80,413
First Industrial Realty Trust, Inc.	8,700	244,470
First Union Real Estate Equity & Mortgage Investments (SBI)	1,480	2,279
Forest City Enterprises, Inc. Class A	11,150	360,034
Gables Residential Trust (SBI)	7,400	188,848
General Growth Properties, Inc.	13,300	695,191
Getty Realty Corp.	6,100	116,815
Glenborough Realty Trust, Inc.	9,800	158,760
Glimcher Realty Trust (SBI)	3,800	71,706
Great Lakes REIT, Inc. (SBI)	9,300	145,080
Grubb & Ellis Co. (a)	700	770
Health Care Property Investors, Inc.	14,824	524,028
Health Care REIT, Inc.	6,700	172,592
Healthcare Realty Trust, Inc.	10,066	282,553
Heritage Property Investment Trust, Inc.	4,700	115,996
Highwoods Properties, Inc. (SBI)	10,300	216,403
Home Properties of New York, Inc.	3,300	104,775
Hospitality Properties Trust (SBI)	11,600	354,496
Host Marriott Corp. (a)	53,900	372,988
HRPT Properties Trust (SBI)	31,300	266,363
Humphrey Hospitality Trust, Inc. (a)	130	255
Impac Mortgage Holdings, Inc.	11,200	133,952
Innkeepers USA Trust (SBI)	7,100	49,629
Insignia Financial Group, Inc. (a)	1,466	15,994
iStar Financial, Inc.	20,758	589,527
Jameson Inns, Inc.	100	225
JDN Realty Corp.	7,314	87,987
Jones Lang LaSalle, Inc. (a)	7,800	108,030
Kennedy-Wilson, Inc. (a)	2,800	9,296
Keystone Property Trust (SBI)	10,600	175,960
Kilroy Realty Corp.	2,000	43,880
Kimco Realty Corp.	24,200	815,540
Koger Equity, Inc.	9,700	150,156
Kramont Realty Trust	1,400	20,930
La Quinta Corp. unit (a)	31,434	103,418
Lexington Corporate Properties Trust	100	1,650
Liberty Property Trust (SBI)	13,800	430,836
LNR Property Corp.	5,500	181,830
LTC Properties, Inc.	200	1,300
Mack-Cali Realty Corp.	9,000	260,100
Manufactured Home Communities, Inc.	7,000	203,280
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
MeriStar Hospitality Corp.	7,454	$ 19,902
Merry Land Properties, Inc. (a)	65	826
MFA Mortgage Investments, Inc.	15,400	135,058
Mid-America Apartment Communities, Inc.	1,500	34,965
Mills Corp.	9,200	269,376
National Health Investors, Inc.	1,200	18,900
Nationwide Health Properties, Inc.	13,300	172,368
New Plan Excel Realty Trust	18,940	368,572
Newhall Land & Farming Co.	3,600	102,492
Novastar Financial, Inc.	3,800	124,640
Omega Healthcare Investors, Inc. (a)	9,400	26,414
Pacific Gulf Properties, Inc. (a)	6,000	147
Pan Pacific Retail Properties, Inc.	4,911	184,654
Parkway Properties, Inc.	1,800	65,610
Pennsylvania Real Estate Investment Trust (SBI)	1,800	46,620
Post Properties, Inc.	7,800	182,208
Prentiss Properties Trust (SBI)	9,000	235,890
Prime Group Realty Trust (SBI) (a)	10,700	53,393
ProLogis	34,307	850,127
PS Business Parks, Inc.	5,400	169,560
Public Storage, Inc.	24,872	820,776
RAIT Investment Trust (SBI)	7,600	163,324
Ramco-Gershenson Properties Trust (SBI)	7,000	147,490
Realty Income Corp.	9,300	322,338
Reckson Associates Realty Corp.	10,500	211,785
Redwood Trust, Inc.	5,300	163,081
Regency Centers Corp.	14,000	450,380
ResortQuest International, Inc. (a)	4,600	15,962
RFS Hotel Investors, Inc.	10,600	101,866
Saul Centers, Inc.	2,000	45,020
Senior Housing Properties Trust (SBI)	14,040	162,022
Shurgard Storage Centers, Inc. Class A	6,800	199,852
Sizeler Property Investors, Inc.	11,300	100,909
SL Green Realty Corp.	8,500	250,325
Sovran Self Storage, Inc.	5,100	138,516
Summit Properties, Inc.	1,100	19,525
Sun Communities, Inc.	6,000	210,000
Tanger Factory Outlet Centers, Inc.	4,700	141,235
Taubman Centers, Inc.	15,600	273,780
Tejon Ranch Co. (a)	2,500	63,750
The Macerich Co.	7,600	244,340
The Rouse Co.	18,200	607,152
The St. Joe Co.	17,200	486,072
Thornburg Mortgage, Inc. (SBI)	7,400	149,480
Town & Country Trust	1,900	38,190
Trammell Crow Co. (a)	4,600	39,100
Trizec Properties, Inc.	32,700	281,547
United Dominion Realty Trust, Inc. (SBI)	22,900	356,553
Universal Health Realty Income Trust (SBI)	6,800	179,248

	Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. Class A	6,000	$ 66,000
Ventas, Inc.	19,100	229,200
Vornado Operating Co. (a)	81	20
Vornado Realty Trust	25,124	879,340
W.P. Carey & Co. LLC	4,900	122,304
Washington Real Estate Investment Trust (SBI)	4,100	102,951
Weingarten Realty Investors (SBI)	13,450	522,533
Wellsford Real Properties, Inc. (a)	1,112	16,791
Winston Hotels, Inc.	1,200	8,616
		29,880,752
TOTAL FINANCIALS		119,875,693
HEALTH CARE - 11.5%
Biotechnology - 3.1%
Aastrom Biosciences, Inc. (a)	15,600	4,680
Abgenix, Inc. (a)	16,200	93,312
Aclara BioSciences, Inc. (a)	10,400	20,800
Affymetrix, Inc. (a)	11,600	306,240
Albany Molecular Research, Inc. (a)	7,600	110,200
Alexion Pharmaceuticals, Inc. (a)	4,500	49,545
Alkermes, Inc. (a)	12,100	96,074
Alliance Pharmaceutical Corp. (a)	2,080	520
Amylin Pharmaceuticals, Inc. (a)	18,800	288,392
AP Pharma, Inc. (a)	200	220
Aphton Corp. (a)	6,300	15,750
Applera Corp. - Celera Genomics Group (a)	13,267	109,453
Applied Molecular Evolution, Inc. (a)	8,100	20,169
Arena Pharmaceuticals, Inc. (a)	8,100	52,650
ArQule, Inc. (a)	7,800	18,486
AutoImmune, Inc. (a)	18,000	13,680
Avant Immunotherapeutics, Inc. (a)	9,300	10,137
AVAX Technologies, Inc. (a)	4,900	637
AVI BioPharma, Inc. (a)	8,000	25,280
Avigen, Inc. (a)	5,900	17,110
Bio-Technology General Corp. (a)	12,600	32,130
BioCryst Pharmaceuticals, Inc. (a)	6,100	6,161
BioMarin Pharmaceutical, Inc. (a)	12,900	129,129
Biopure Corp. Class A (a)	7,200	22,392
BioReliance Corp. (a)	2,700	45,902
BioSource International, Inc. (a)	3,600	25,020
BioSphere Medical, Inc. (a)	5,000	19,800
BioTime, Inc. (a)	500	795
Biotransplant, Inc. (a)	7,200	864
Caliper Technologies Corp. (a)	6,400	21,312
Calypte Biomedical Corp. (a)	19,700	1,143
Cel-Sci Corp. (a)	5,700	1,026
Celgene Corp. (a)	15,600	341,656
Cell Genesys, Inc. (a)	8,800	69,872
Cell Therapeutics, Inc. (a)	8,300	58,266
Cephalon, Inc. (a)	11,163	537,498
Cepheid, Inc. (a)	9,700	38,315
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Charles River Laboratories International, Inc. (a)	8,500	$ 254,235
Ciphergen Biosystems, Inc. (a)	3,500	17,500
Connetics Corp. (a)	8,100	118,665
Corixa Corp. (a)	9,504	56,929
Corvas International, Inc. (a)	8,200	14,350
Covalent Group, Inc. (a)	7,800	17,160
Cryo-Cell International, Inc. (a)	7,000	7,140
Cubist Pharmaceuticals, Inc. (a)	7,200	59,184
CuraGen Corp. (a)	11,800	40,474
Curis, Inc. (a)	10,700	9,095
CV Therapeutics, Inc. (a)	5,300	93,492
Cytogen Corp. (a)	700	2,009
CytRx Corp. (a)	9,300	3,813
Diacrin, Inc. (a)	100	103
Digene Corp. (a)	4,200	69,678
Diversa Corp. (a)	9,550	66,946
Dov Pharmaceutical, Inc.	8,500	47,940
Embrex, Inc. (a)	4,300	28,638
Enchira Biotechnology Corp. (a)	4,100	4
EntreMed, Inc. (a)	6,700	6,968
Enzo Biochem, Inc.	4,791	59,217
Enzon Pharmaceuticals, Inc. (a)	7,900	99,145
Epimmune, Inc. (a)	6,800	5,780
Essential Therapeutics, Inc. (a)	6,300	756
Exact Sciences Corp. (a)	5,500	44,000
eXegenics, Inc. (a)	6,300	3,717
Exelixis, Inc. (a)	13,300	76,741
Gen-Probe, Inc. (a)	3,600	86,616
Gene Logic, Inc. (a)	4,500	22,725
Genelabs Technologies, Inc. (a)	12,200	16,226
Genencor International, Inc. (a)	9,700	94,284
Genentech, Inc. (a)	46,200	1,633,632
Genome Therapeutics Corp. (a)	3,700	6,401
Genta, Inc. (a)	18,400	120,520
Geron Corp. (a)	6,900	11,661
Gilead Sciences, Inc. (a)	40,000	1,360,000
GlycoGenesys, Inc. (a)	1,200	336
GTC Biotherapeutics, Inc. (a)	4,700	6,392
Harvard Bioscience, Inc. (a)	9,210	32,235
Hemispherx Biopharma, Inc. (a)	1,100	1,606
Heska Corp. (a)	3,000	2,610
Human Genome Sciences, Inc. (a)	24,900	169,071
ICOS Corp. (a)	12,400	247,380
IDEC Pharmaceuticals Corp. (a)	31,200	897,000
IDEXX Laboratories, Inc. (a)	7,200	262,512
Ilex Oncology, Inc. (a)	8,500	53,890
ImClone Systems, Inc. (a)	14,385	191,752
Immtech International, Inc. (a)	700	3,045
Immune Response Corp. (a)	5,375	7,633
ImmunoGen, Inc. (a)	10,900	25,833

	Shares	Value (Note 1)
Immunomedics, Inc.	11,400	$ 31,578
Incyte Genomics, Inc. (a)	16,400	55,432
Indevus Pharmaceuticals, Inc. (a)	11,100	22,866
Interferon Sciences, Inc. (a)	20	2
International BioChemical Industries, Inc. (a)	3,500	91
Invitrogen Corp. (a)	9,987	309,996
Isis Pharmaceuticals (a)	12,500	56,000
Kendle International, Inc. (a)	4,500	25,740
Kosan Biosciences, Inc. (a)	3,800	20,900
La Jolla Pharmaceutical Co. (a)	9,300	12,090
Lexicon Genetics, Inc. (a)	9,100	35,035
LifeCell Corp. (a)	9,400	22,372
Luminex Corp. (a)	8,100	32,400
Lynx Therapeutics, Inc. (a)	1,071	2,303
Martek Biosciences (a)	5,400	131,701
Matritech, Inc. (a)	10,400	18,720
Maxim Pharmaceuticals, Inc. (a)	3,100	10,230
Maxygen, Inc. (a)	8,400	61,992
Medarex, Inc. (a)	13,300	37,107
Millennium Pharmaceuticals, Inc. (a)	57,031	408,342
Myriad Genetics, Inc. (a)	4,200	41,076
Nabi Biopharmaceuticals (a)	11,500	58,995
Nanogen, Inc. (a)	1,900	2,033
NaPro BioTherapeutics, Inc. (a)	7,200	3,240
Neogen Corp. (a)	3,400	42,500
Neopharm, Inc. (a)	4,620	50,358
NeoRX Corp. (a)	14,200	6,958
Neose Technologies, Inc. (a)	3,700	23,088
Neurobiological Technologies (a)	4,900	33,810
Neurocrine Biosciences, Inc. (a)	6,100	256,993
Neurogen Corp. (a)	2,600	9,828
Northfield Laboratories, Inc. (a)	5,200	30,264
Northwest Biotherapeutics, Inc. (a)	2,800	199
Novavax, Inc. (a)	6,600	28,050
Nuvelo, Inc. (a)	13,938	11,290
ONYX Pharmaceuticals, Inc. (a)	7,800	56,160
OraSure Technologies, Inc. (a)	8,600	58,480
Orchid BioSciences, Inc. (a)	4,400	1,848
Organogenesis, Inc. (a)	931	37
Ortec International, Inc. (a)	200	60
OSI Pharmaceuticals, Inc. (a)	7,200	106,416
OXiGENE, Inc. (a)	2,400	3,864
Paradigm Genetics, Inc. (a)	6,200	2,232
Peregrine Pharmaceuticals, Inc. (a)	18,900	10,773
Pharmacopeia, Inc. (a)	6,400	42,240
Pharmacyclics, Inc. (a)	5,600	18,480
PRAECIS Pharmaceuticals, Inc. (a)	13,900	56,295
Progenics Pharmaceuticals, Inc. (a)	3,700	19,980
Protein Design Labs, Inc. (a)	16,600	126,990
Regeneron Pharmaceuticals, Inc. (a)	9,500	174,230
Repligen Corp. (a)	9,800	34,006
Ribapharm, Inc.	4,800	22,800
Ribozyme Pharmaceuticals, Inc. (a)	9,300	3,162
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Sangstat Medical Corp. (a)	7,900	$ 66,123
SciClone Pharmaceuticals, Inc. (a)	12,400	58,900
Sequenom, Inc. (a)	11,030	18,530
Serologicals Corp. (a)	6,350	54,293
SIGA Technologies, Inc. (a)	5,500	6,930
Sonus Pharmaceuticals, Inc. (a)	5,100	11,067
Spectrum Pharmaceuticals, Inc. (a)	284	562
StemCells, Inc. (a)	16,700	18,036
Strategic Diagnostics, Inc. (a)	4,000	19,560
Synaptic Pharmaceutical Corp. (a)	7,400	47,804
Tanox, Inc. (a)	10,500	92,820
Targeted Genetics Corp. (a)	7,500	2,175
Techne Corp. (a)	8,000	173,760
Telik, Inc. (a)	7,400	88,282
Texas Biotechnology Corp. (a)	3,700	2,960
Third Wave Technologies, Inc. (a)	14,300	48,400
Titan Pharmaceuticals, Inc. (a)	12,200	18,910
Transgenomic, Inc. (a)	4,700	9,071
Transkaryotic Therapies, Inc. (a)	6,300	31,563
Trimeris, Inc. (a)	4,200	168,084
Tularik, Inc. (a)	11,300	45,313
Unigene Laboratories, Inc. (a)	11,200	3,360
United Therapeutics Corp. (a)	5,400	85,320
V.I. Technologies, Inc. (a)	1,600	1,456
Valentis, Inc. (a)	148	733
VaxGen, Inc. (a)	3,600	13,536
Vertex Pharmaceuticals, Inc. (a)	14,702	162,457
Vical, Inc. (a)	4,600	11,638
Vion Pharmaceuticals, Inc. (a)	8,900	3,204
Viragen, Inc. (a)	22,000	1,980
ViroLogic, Inc. (a)	12,800	11,776
ViroPharma, Inc. (a)	10,100	17,473
XOMA Ltd. (a)	16,000	57,760
		13,047,123
Health Care Equipment & Supplies - 2.6%
1-800 CONTACTS, Inc. (a)	3,400	60,758
Abiomed, Inc. (a)	7,700	28,490
Advanced Medical Optics, Inc. (a)	8,400	97,020
Advanced Neuromodulation Systems, Inc. (a)	3,100	111,600
AeroGen, Inc. (a)	9,800	2,548
Aksys Ltd. (a)	7,700	47,201
ALARIS Medical, Inc. (a)	10,800	94,608
Align Technology, Inc. (a)	14,900	70,179
American Medical Systems Holdings, Inc. (a)	7,800	126,048
Angeion Corp. (a)	2	2
Angeion Corp. warrants 10/31/07 (a)	2	0
Anika Therapeutics, Inc. (a)	1,100	1,650
Apogent Technologies, Inc. (a)	23,100	360,360
Applied Imaging Corp. (a)	7,900	6,557

	Shares	Value (Note 1)
Aradigm Corp. (a)	6,200	$ 4,898
Arrow International, Inc.	5,000	203,395
Arthrocare Corp. (a)	6,500	58,630
ATS Medical, Inc. (a)	6,700	4,288
Avitar, Inc. (a)	2,400	432
Beckman Coulter, Inc.	11,600	383,960
Bio-Rad Laboratories, Inc. Class A (a)	4,600	165,370
BioLase Technology, Inc. (a)	11,400	90,744
Bionx Implants, Inc. (a)	17	73
Biosite, Inc. (a)	3,400	106,318
Boston Biomedica, Inc. (a)	5,200	9,984
Bruker AXS, Inc. (a)	9,000	16,740
Bruker Daltonics, Inc. (a)	12,000	41,400
Cambridge Heart, Inc. (a)	1,200	396
Candela Corp. (a)	6,600	52,602
Cantel Medical Corp. (a)	4,392	57,096
Cardiac Science, Inc. (a)	22,500	51,075
Cardima, Inc. (a)	13,600	17,136
Cardiodynamics International Corp. (a)	7,700	24,486
Cardiogenesis Corp. (a)	2,780	945
Carrington Laboratories, Inc. (a)	5,500	5,665
Cerus Corp. (a)	3,900	26,520
Cholestech Corp. (a)	4,000	25,440
Chromavision Medical Systems, Inc. (a)	8,700	10,640
Closure Medical Corp. (a)	3,400	39,814
CNS., Inc. (a)	4,000	26,208
Colorado Medtech, Inc. (a)	8,400	23,940
Computer Motion, Inc. (a)	1,900	2,565
Conceptus, Inc. (a)	5,000	37,500
CONMED Corp. (a)	7,250	110,200
Cooper Companies, Inc.	5,400	156,870
CTI Molecular Imaging, Inc.	9,000	175,231
Curon Medical, Inc. (a)	10,800	11,988
Cyberonics, Inc. (a)	5,600	95,984
Cygnus, Inc. (a)	9,600	3,840
Cytyc Corp. (a)	23,500	299,155
Datascope Corp.	4,000	93,920
DENTSPLY International, Inc.	16,500	575,520
Diagnostic Products Corp.	5,300	179,723
Diametrics Medical, Inc. (a)	4,600	8,648
DJ Orthopedics, Inc. (a)	8,700	34,278
Dyax Corp. (a)	9,900	17,028
E-Z-EM, Inc. (a)	100	722
Edwards Lifesciences Corp. (a)	11,200	298,032
Endocardial Solutions, Inc. (a)	6,800	19,176
Endocare, Inc. (a)	7,200	14,760
Endologix, Inc. (a)	11,400	16,758
Epix Medical, Inc. (a)	5,100	32,645
Fischer Imaging Corp. (a)	4,700	28,905
Fisher Scientific International, Inc. (a)	11,800	339,014
Haemonetics Corp. (a)	4,700	98,653
HealthTronics Surgical Services, Inc. (a)	4,700	42,112
Hillenbrand Industries, Inc.	14,200	709,290
Hologic, Inc. (a)	5,800	41,934
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hycor Biomedical, Inc. (a)	6,500	$ 15,470
I-Flow Corp. (a)	11,300	21,470
I-Stat Corp. (a)	3,500	13,965
ICU Medical, Inc. (a)	4,150	121,263
IGEN International, Inc. (a)	4,600	151,616
Illumina, Inc. (a)	5,100	12,291
Immucor, Inc. (a)	3,300	65,109
Implant Sciences Corp. (a)	500	1,050
INAMED Corp. (a)	4,700	153,126
Integra Lifesciences Holdings Corp. (a)	6,400	124,096
Integrated Surgial Systems, Inc. (a)	3,500	88
Interpore International, Inc. (a)	8,000	60,960
Intuitive Surgical, Inc. (a)	10,000	37,600
Invacare Corp.	6,900	211,140
Inverness Medical Innovations, Inc. (a)	3,792	65,791
Invivo Corp. (a)	4,400	61,248
Iridex Corp. (a)	100	374
IVAX Diagnostics, Inc. (a)	7,600	11,476
Kensey Nash Corp. (a)	3,700	71,151
Kyphon, Inc.	5,900	64,900
LaserSight, Inc. (a)	15,400	2,156
Lifecore Biomedical, Inc. (a)	1,700	12,325
Matrixx Initiatives, Inc. (a)	6,100	46,299
Med-Design Corp. (a)	3,800	21,850
Medamicus, Inc. (a)	3,500	26,670
Medical Action Industries, Inc. (a)	5,200	51,272
Mentor Corp.	10,200	178,102
Meridian Bioscience, Inc.	1,800	13,718
Merit Medical Systems, Inc. (a)	3,907	67,279
Mesa Laboratories, Inc. (a)	600	4,062
Micro Therapeutics, Inc. (a)	1,700	4,114
Microtek Medical Holdings, Inc. (a)	1,000	2,490
Molecular Devices Corp. (a)	4,070	53,561
Nektar Therapeutics (a)	11,900	60,095
North American Scientific, Inc. (a)	4,200	28,350
Novoste Corp. (a)	5,500	43,175
Nutraceutical International Corp. (a)	2,000	17,500
Nutrition 21, Inc. (a)	17,400	8,004
Ocular Sciences, Inc. (a)	5,800	76,154
Optical Sensors, Inc. (a)	16	48
Orthologic Corp. (a)	14,400	47,520
Osteotech, Inc. (a)	7,500	56,250
Palomar Medical Technologies, Inc. (a)	185	509
Paradigm Medical Industries, Inc. (a)	3,600	900
PharmaNetics, Inc. (a)	1,400	13,650
Physiometrix, Inc. (a)	3,200	1,536
PolyMedica Corp.	2,300	67,137
Possis Medical, Inc. (a)	4,839	76,456
Precision Optics Corp., Inc. (a)	850	1,233
QMed, Inc. (a)	4,900	30,380
Quidel Corp. (a)	11,800	37,170

	Shares	Value (Note 1)
Regeneration Technologies, Inc. (a)	7,200	$ 64,152
Resmed, Inc. (a)	6,200	194,742
Respironics, Inc. (a)	7,242	224,864
Rita Medical Systems, Inc. (a)	5,600	23,128
Sola International, Inc. (a)	3,900	49,062
Sonic Innovations, Inc. (a)	6,800	17,680
SonoSight, Inc. (a)	3,700	46,990
Spectrx, Inc. (a)	100	145
Staar Surgical Co. (a)	5,800	21,692
Steris Corp. (a)	13,100	330,775
SurModics, Inc. (a)	4,100	115,005
Swissray International, Inc. (a)	3,700	148
Sybron Dental Specialties, Inc. (a)	9,166	147,756
Symphonix Devices, Inc. (a)	12,000	480
Synovis Life Technologies, Inc. (a)	2,100	20,475
Theragenics Corp. (a)	2,400	7,944
Therasense, Inc. (a)	11,800	102,188
Thoratec Corp. (a)	12,985	122,059
TriPath Imaging, Inc. (a)	8,332	20,830
Urologix, Inc. (a)	5,400	12,366
Varian Medical Systems, Inc. (a)	13,100	662,205
Vasomedical, Inc. (a)	20,600	15,038
Ventana Medical Systems, Inc. (a)	4,300	83,502
VISX, Inc. (a)	8,100	66,825
Vital Signs, Inc.	3,500	97,090
West Pharmaceutical Services, Inc.	2,079	39,854
Wilson Greatbatch Technologies, Inc. (a)	5,200	130,156
Wright Medical Group, Inc. (a)	9,200	150,052
Zoll Medical Corp. (a)	2,400	91,800
		11,072,819
Health Care Providers & Services - 4.1%
A.D.A.M., Inc. (a)	2,800	2,632
Accredo Health, Inc. (a)	9,333	221,659
AdvancePCS Class A (a)	18,300	511,485
Advisory Board Co. (a)	3,400	111,350
Alliance Imaging, Inc. (a)	8,100	34,992
Alterra Healthcare Corp. (a)	600	66
Amedisys, Inc. (a)	4,700	22,184
American Healthways, Inc. (a)	4,000	62,520
American Retirement Corp. (a)	600	1,032
AMERIGROUP Corp. (a)	4,200	107,898
AmeriPath, Inc. (a)	7,400	152,440
AMN Healthcare Services, Inc. (a)	7,700	87,549
AmSurg Corp. (a)	6,509	158,169
Andrx Corp. (a)	13,629	158,778
Apria Healthcare Group, Inc. (a)	10,100	222,503
Beverly Enterprises, Inc. (a)	31,200	61,152
Bioanalytical Systems, Inc. (a)	5,100	15,198
BriteSmile, Inc. (a)	613	4,916
Capital Senior Living Corp. (a)	600	1,710
Cardinal Health, Inc.	2,303	131,939
CareCentric, Inc. (a)	37	20
Caremark Rx, Inc. (a)	53,800	939,348
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Carriage Services, Inc. (a)	2,100	$ 8,274
Centene Corp. (a)	3,400	86,700
Cerner Corp. (a)	6,700	222,574
Chronimed, Inc. (a)	6,800	49,164
Claimsnet.com, Inc. (a)	2,700	297
Cobalt Corp. (a)	7,600	100,700
Community Health Systems, Inc. (a)	21,300	399,375
Comprehensive Care Corp. (a)	300	714
Corvel Corp. (a)	1,650	54,335
Covance, Inc. (a)	11,300	266,115
Coventry Health Care, Inc. (a)	11,600	328,628
Cross Country, Inc. (a)	6,200	68,386
Cryolife, Inc. (a)	5,350	33,438
Curative Health Services, Inc. (a)	3,900	65,286
CyberCare, Inc. (a)	6,000	156
D & K Healthcare Resources, Inc.	4,000	37,480
DaVita, Inc. (a)	13,200	273,900
Dynacq International, Inc.	4,300	59,254
Eclipsys Corp. (a)	10,910	83,789
eResearchTechnology, Inc. (a)	3,850	80,850
Express Scripts, Inc. (a)	15,900	822,348
First Health Group Corp. (a)	21,800	525,598
First Horizon Pharmaceutical Corp. (a)	9,950	20,497
Five Star Quality Care, Inc. (a)	407	476
Fonar Corp. (a)	21,000	19,950
Genesis Health Ventures, Inc. (a)	8,900	119,883
Gentiva Health Services, Inc.	12,100	117,370
Hanger Orthopedic Group, Inc. (a)	4,800	50,064
Health Grades, Inc. (a)	100	5
Health Net, Inc. (a)	24,600	617,706
HealthGate Data Corp. (a)	1,733	113
Henry Schein, Inc. (a)	8,400	336,000
Hooper Holmes, Inc.	9,800	47,628
IDX Systems Corp. (a)	7,100	110,902
IMPATH, Inc. (a)	4,600	65,683
Inveresk Research Group, Inc.	7,100	120,629
Kindred Healthcare, Inc. (a)	4,595	74,213
LabOne, Inc. (a)	4,100	80,524
Laboratory Corp. of America Holdings (a)	29,660	823,658
LCA-Vision, Inc. (a)	1,450	5,017
LifePoint Hospitals, Inc. (a)	7,400	156,880
Lincare Holdings, Inc. (a)	21,000	627,900
Matria Healthcare, Inc. (a)	3,250	25,350
Medcath Corp. (a)	5,300	36,040
Medical Staffing Network Holdings, Inc.	7,500	87,600
Mid Atlantic Medical Services, Inc. (a)	9,000	321,750
MIM Corp. (a)	6,500	34,255
National Medical Health Card Systems (a)	3,200	28,784
NDCHealth Corp.	5,943	129,557

	Shares	Value (Note 1)
NovaMed Eyecare, Inc. (a)	5,200	$ 6,604
Odyssey Healthcare, Inc. (a)	6,750	155,993
Omnicare, Inc.	17,700	447,456
Omnicell, Inc. (a)	3,500	10,500
Option Care, Inc. (a)	6,625	52,006
Orthodontic Centers of America, Inc. (a)	8,300	84,411
Owens & Minor, Inc.	8,600	140,180
Oxford Health Plans, Inc. (a)	17,700	495,600
PacifiCare Health Systems, Inc. (a)	6,600	142,560
PAREXEL International Corp. (a)	7,000	99,120
Patterson Dental Co. (a)	14,300	629,343
PDI, Inc. (a)	4,100	39,565
Pediatrix Medical Group, Inc. (a)	5,000	141,250
Per-Se Technologies, Inc. (a)	9,266	63,565
Pharmaceutical Product Development, Inc. (a)	10,700	335,659
Planvista Corp. (a)	2,200	2,310
Prime Medical Services, Inc. (a)	7,600	58,976
Priority Healthcare Corp. Class B (a)	8,241	186,411
Province Healthcare Co. (a)	7,850	52,281
ProxyMed, Inc. (a)	1,100	10,472
PSS World Medical, Inc. (a)	16,475	107,252
Psychemedics Corp.	375	3,300
Psychiatric Solutions, Inc.	2,101	12,018
Quadramed Corp. (a)	11,500	4,830
Quest Diagnostics, Inc. (a)	1,397	73,706
Radiologix, Inc. (a)	7,000	16,800
RehabCare Group, Inc. (a)	4,700	82,438
Renal Care Group, Inc. (a)	10,600	310,262
ResCare, Inc. (a)	10,850	30,923
Rural/Metro Corp. (a)	8,900	10,146
Select Medical Corp. (a)	11,200	148,960
Service Corp. International (SCI) (a)	62,600	192,182
SFBC International, Inc. (a)	3,100	51,302
Sierra Health Services, Inc. (a)	4,900	59,241
Specialty Laboratories, Inc. (a)	6,700	50,384
SRI/Surgical Express, Inc. (a)	2,800	12,600
Stewart Enterprises, Inc. Class A (a)	25,700	81,983
Sunrise Assisted Living, Inc. (a)	5,300	126,564
Triad Hospitals, Inc. (a)	14,735	382,963
Tripos, Inc. (a)	2,200	11,660
Trover Solutions, Inc. (a)	1,300	6,794
U.S. Oncology, Inc. (a)	22,958	179,302
U.S. Physical Therapy, Inc. (a)	4,900	54,341
United Surgical Partners International, Inc. (a)	6,200	113,832
Universal Health Services, Inc. Class B (a)	11,700	454,428
VCA Antech, Inc. (a)	10,000	158,900
Ventiv Health, Inc. (a)	6,565	13,196
VistaCare, Inc. Class A	5,500	84,700
VitalWorks, Inc. (a)	10,500	40,320
WebMD Corp. (a)	58,906	564,909
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellChoice, Inc.	4,000	$ 81,200
Women First Healthcare, Inc. (a)	5,800	12,354
		17,323,387
Pharmaceuticals - 1.7%
3 Dimensional Pharmaceuticals, Inc. (a)	2,600	14,846
aaiPharma, Inc. (a)	4,200	91,224
Able Laboratories, Inc. (a)	4,900	72,520
Adolor Corp. (a)	8,000	101,520
Alpharma, Inc. Class A	9,500	159,125
American Pharmaceutical Partners, Inc. (a)	3,700	67,710
Angiotech Pharmaceuticals, Inc. (a)	690	27,173
Antigenics, Inc. (a)	8,983	73,032
Argonaut Technologies, Inc. (a)	2,100	2,037
ARIAD Pharmaceuticals, Inc. (a)	12,700	22,733
Atherogenics, Inc. (a)	9,700	83,420
Atrix Laboratories, Inc. (a)	5,300	62,487
AVANIR Pharmaceuticals Class A (a)	7,300	8,322
Barr Laboratories, Inc. (a)	8,702	677,973
Bone Care International, Inc. (a)	2,300	15,272
Boston Life Sciences, Inc. (a)	7,300	6,789
Bradley Pharmaceuticals, Inc. (a)	3,400	42,976
Cell Pathways, Inc. (a)	8,400	6,804
Cellegy Pharmaceuticals, Inc. (a)	5,300	22,048
CIMA Labs, Inc. (a)	3,603	73,825
Collagenex Pharmaceuticals, Inc. (a)	4,900	44,394
Columbia Laboratories, Inc. (a)	4,800	15,120
Cortex Pharmaceuticals, Inc. (a)	7,500	5,475
Cypress Bioscience, Inc. (a)	2,962	7,938
Discovery Laboratories, Inc. (a)	10,400	19,240
Discovery Partners International, Inc. (a)	7,700	19,943
Durect Corp. (a)	7,900	12,245
Emisphere Technologies, Inc. (a)	5,000	28,100
Endo Pharmaceuticals Holdings, Inc. (a)	22,900	228,084
Eon Labs, Inc.	9,600	215,520
Ergo Science Corp. (a)	4,000	6,600
Esperion Therapeutics, Inc. (a)	8,400	60,060
Genaera Corp. (a)	13,200	4,224
Genzyme Corp. - Molecular Oncology (a)	5,383	9,205
Guilford Pharmaceuticals, Inc. (a)	9,200	31,556
Hi-Tech Pharmacal Co., Inc. (a)	4,650	63,938
Hollis-Eden Pharmaceutcals, Inc. (a)	7,400	41,588
ICN Pharmaceuticals, Inc.	15,200	146,224
Impax Laboratories, Inc. (a)	9,600	34,944
InKine Pharmaceutical, Inc. (a)	6,500	10,335
Insmed, Inc. (a)	10,900	5,341
Inspire Pharmaceuticals, Inc. (a)	7,600	107,692
InterMune, Inc. (a)	6,300	125,748
IntraBiotics Pharmaceuticals, Inc. (a)	12,600	2,016
IVAX Corp. (a)	39,350	444,262

	Shares	Value (Note 1)
Kos Pharmaceuticals, Inc. (a)	4,800	$ 81,600
KV Pharmaceutical Co. Class A (a)	7,625	150,975
Ligand Pharmaceuticals, Inc. Class B (a)	19,000	89,870
MacroChem Corp. (a)	9,600	5,856
Medicines Co. (a)	8,800	166,672
Medicis Pharmaceutical Corp. Class A (a)	5,400	251,640
MGI Pharma, Inc. (a)	5,600	56,112
Miravant Medical Technologies (a)	5,600	7,000
Mylan Laboratories, Inc.	37,452	1,069,255
Nastech Pharmaceutical Co., Inc. (a)	5,000	38,505
Noven Pharmaceuticals, Inc. (a)	5,900	64,074
NPS Pharmaceuticals, Inc. (a)	6,800	118,048
Orphan Medical, Inc. (a)	2,300	22,701
Oxis International, Inc. (a)	5,100	765
Pain Therapeutics, Inc. (a)	7,500	13,875
Penwest Pharmaceuticals Co. (a)	5,100	54,570
Perrigo Co.	17,300	203,275
Pharmaceutical Resources, Inc. (a)	6,300	235,935
Pharmos Corp. (a)	13,200	12,804
Pure World, Inc. (a)	3,240	2,592
Salix Pharmaceuticals Ltd. (a)	6,500	33,280
Scios, Inc. (a)	9,200	401,488
Sepracor, Inc. (a)	18,200	224,952
SICOR, Inc. (a)	24,500	363,580
SuperGen, Inc. (a)	8,300	28,054
Twinlab Corp. (a)	2,200	330
Versicor, Inc. (a)	7,500	77,250
Vivus, Inc. (a)	7,902	26,946
Zila, Inc. (a)	12,400	12,152
Zonagen, Inc. (a)	4,300	3,956
		7,139,740
TOTAL HEALTH CARE		48,583,069
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.8%
AAR Corp.	7,350	32,708
Aeroflex, Inc. (a)	10,550	64,250
Alliant Techsystems, Inc. (a)	7,389	356,889
Applied Signal Technology, Inc. (a)	4,500	60,255
Armor Holdings, Inc. (a)	4,900	55,125
Astronics Corp. (a)	3,600	22,140
Aviall, Inc. (a)	6,400	42,880
BE Aerospace, Inc. (a)	10,100	21,715
Cubic Corp.	6,900	106,260
Curtiss-Wright Corp.	2,400	131,040
DRS Technologies, Inc. (a)	2,800	63,252
Ducommun, Inc. (a)	4,150	49,800
EDO Corp.	3,700	59,570
Engineered Support Systems, Inc.	2,825	102,011
Esterline Technologies Corp. (a)	5,500	94,490
Fairchild Corp. Class A (a)	10,150	44,153
GenCorp, Inc.	11,600	78,880
Herley Industries, Inc. (a)	4,950	69,003
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Hexcel Corp. (a)	1,100	$ 3,190
Innovative Solutions & Support, Inc. (a)	6,200	37,696
Integrated Defense Technologies, Inc.	5,800	80,504
Invision Technologies, Inc. (a)	4,600	100,602
Irvine Sensors Corp. (a)	390	523
Kaman Corp. Class A	2,000	19,660
L-3 Communications Holdings, Inc. (a)	19,000	686,280
Mercury Air Group, Inc. (a)	100	328
Mercury Computer Systems, Inc. (a)	4,800	145,440
Moog, Inc. Class A (a)	3,700	113,590
Mooney Aerospace Group Ltd. Class A (a)	600	6
MTC Technologies, Inc.	3,400	61,880
Orbital Sciences Corp. (a)	11,000	63,030
Pacific Aerospace & Electronics, Inc. (a)	112	17
Precision Castparts Corp.	9,300	219,480
Sequa Corp. Class A (a)	1,600	56,400
The Allied Defense Group, Inc. (a)	1,600	27,952
Triumph Group, Inc. (a)	4,000	97,000
United Defense Industries, Inc. (a)	4,100	88,068
United Industrial Corp.	4,500	55,575
Veridian Corp.	7,600	151,468
World Fuel Services Corp.	4,150	83,000
		3,546,110
Air Freight & Logistics - 0.5%
Airborne, Inc.	8,100	113,724
AirNet Systems, Inc. (a)	400	1,400
Atlas Air Worldwide Holdings, Inc. (a)	9,300	8,370
C.H. Robinson Worldwide, Inc.	19,700	604,987
CNF, Inc.	9,300	267,561
EGL, Inc. (a)	11,800	148,916
Expeditors International of Washington, Inc.	22,000	752,180
Forward Air Corp. (a)	5,700	107,445
Hub Group, Inc. Class A (a)	200	1,026
J.B. Hunt Transport Services, Inc. (a)	7,300	179,142
Velocity Express Corp. (a)	480	336
		2,185,087
Airlines - 0.3%
AirTran Holdings, Inc. (a)	17,100	101,745
Alaska Air Group, Inc. (a)	4,500	81,675
America West Holding Corp. Class B (a)	13,300	24,605
Atlantic Coast Airlines Holdings, Inc. (a)	8,000	50,400
Continental Airlines, Inc. Class B (a)	11,800	60,180
ExpressJet Holdings, Inc. Class A	14,400	115,200
Frontier Airlines, Inc. (a)	7,700	32,340
JetBlue Airways Corp.	13,350	351,906
Mesa Air Group, Inc. (a)	8,600	32,250
Mesaba Holdings, Inc. (a)	11,500	64,975
Midwest Express Holdings, Inc. (a)	1,950	4,641
Northwest Airlines Corp. (a)	22,800	135,204

	Shares	Value (Note 1)
SkyWest, Inc.	9,840	$ 88,068
UAL Corp. (a)	16,300	17,604
World Airways, Inc. (a)	800	520
		1,161,313
Building Products - 0.3%
Aaon, Inc. (a)	5,075	71,913
American Woodmark Corp.	2,100	82,950
Apogee Enterprises, Inc.	8,900	72,713
Armstrong Holdings, Inc. (a)	18,200	11,284
Drew Industries, Inc. (a)	1,696	25,864
ElkCorp	3,225	51,794
Griffon Corp. (a)	9,800	128,380
Humitech, Inc.	750	0
Lennox International, Inc.	14,516	193,934
NCI Building Systems, Inc. (a)	2,900	48,256
PW Eagle, Inc. (a)	5,000	22,050
Simpson Manufacturing Co. Ltd. (a)	6,400	216,320
Trex Co., Inc. (a)	4,300	139,750
U.S. Industries, Inc. (a)	25,760	90,160
Universal Forest Products, Inc.	5,300	90,630
USG Corp. (a)	9,000	40,680
York International Corp.	6,300	134,820
		1,421,498
Commercial Services & Supplies - 4.4%
ABM Industries, Inc.	9,800	156,702
Accessity Corp. (a)	3,900	1,326
Administaff, Inc. (a)	7,900	57,670
AG Services of America, Inc. (a)	800	5,912
Alliance Data Systems Corp. (a)	2,200	36,520
Ambassadors International, Inc.	8,000	68,400
American Banknote Corp. (a)	28	5
American Banknote Corp.:
Series 1 warrants 10/1/07 (a)	10	0
Series 2 warrants 10/1/07 (a)	10	0
Angelica Corp.	3,400	61,370
Applied Graphics Technologies, Inc. (a)	4,144	2,113
Aramark Corp. Class B (a)	12,100	265,595
Arbitron, Inc. (a)	6,700	208,839
Banta Corp.	6,400	182,336
Bowne & Co., Inc.	10,400	101,920
Bright Horizons Family Solutions, Inc. (a)	3,700	102,490
Career Education Corp. (a)	8,900	413,850
Casella Waste Systems, Inc. Class A (a)	8,073	58,852
Cash Technologies, Inc. (a)	2,900	2,320
CCC Information Services Group, Inc. (a)	4,900	84,280
CDI Corp. (a)	4,700	106,925
Central Parking Corp.	8,350	80,244
Century Business Services, Inc. (a)	12,100	33,638
Ceridian Corp. (a)	27,800	383,640
Certegy, Inc. (a)	13,500	324,810
Charles River Associates, Inc. (a)	3,400	57,766
CheckFree Corp. (a)	15,500	325,500
Chemed Corp.	2,400	79,680
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ChoicePoint, Inc. (a)	16,996	$ 573,615
Clean Harbors, Inc. (a)	3,600	46,908
Coinstar, Inc. (a)	5,900	93,456
Collectors Universe, Inc. (a)	1,325	3,339
Conolog Corp. (a)	170	138
Consolidated Graphics, Inc. (a)	4,000	96,600
Corinthian Colleges, Inc. (a)	8,400	314,832
Corporate Executive Board Co. (a)	9,100	306,033
CoStar Group, Inc. (a)	3,969	81,761
CPI Corp.	2,060	26,409
CSG Systems International, Inc. (a)	9,200	88,780
Daisytek International Corp. (a)	6,200	12,462
Darling International, Inc. (a)	7,800	16,224
DeVry, Inc. (a)	12,500	213,500
DiamondCluster International, Inc. Class A (a)	9,250	18,685
DST Systems, Inc. (a)	25,072	702,517
DualStar Technologies Corp. (a)	5,900	531
Dun & Bradstreet Corp. (a)	17,100	613,890
Duratek, Inc. (a)	1,600	12,224
Edison Schools, Inc. Class A (a)	14,400	18,144
Education Management Corp. (a)	6,800	257,584
eFunds Corp. (a)	11,200	69,104
Electro Rent Corp. (a)	2,300	23,690
Electronic Clearing House, Inc. (a)	3,675	8,710
Ennis Business Forms, Inc.	1,900	21,508
eSpeed, Inc. Class A (a)	7,000	72,240
EVCI Career Colleges, Inc. (a)	1,100	759
Exult, Inc. (a)	25,600	174,080
Falcon Products, Inc. (a)	1,200	5,592
First Consulting Group, Inc. (a)	8,600	49,880
Fiserv, Inc. (a)	34	1,085
Food Technology Service, Inc. (a)	900	900
Franklin Covey Co. (a)	900	792
FTI Consulting, Inc. (a)	4,700	202,100
G&K Services, Inc. Class A	4,800	121,872
General Binding Corp. (a)	2,500	21,700
Gevity HR, Inc.	3,800	20,482
Global Payments, Inc.	6,734	188,148
GP Strategies Corp. (a)	2,400	11,640
Greg Manning Auctions, Inc. (a)	1,900	4,085
Hall Kinion & Associates, Inc. (a)	5,700	5,928
Headwaters, Inc. (a)	7,900	110,758
Headway Corporate Resources (a)	400	12
Heidrick & Struggles International, Inc. (a)	5,300	61,215
Herman Miller, Inc.	18,400	287,592
Hewitt Associates, Inc.	4,200	115,458
HON Industries, Inc.	10,400	278,824
ImageMax, Inc. (a)	700	196
Imagex, Inc. (a)	4,700	940

	Shares	Value (Note 1)
Imagistics International, Inc. (a)	5,200	$ 99,216
Information Resources, Inc. (a)	9,200	15,824
infoUSA, Inc. (a)	7,000	31,710
Innotrac Corp. (a)	3,400	13,328
Insurance Auto Auctions, Inc. (a)	3,800	34,580
InterCept, Inc. (a)	5,200	35,776
Interpool, Inc.	4,600	73,600
Ionics, Inc. (a)	4,600	95,634
Iron Mountain, Inc. (a)	18,145	638,704
ITT Educational Services, Inc. (a)	8,600	231,770
John H. Harland Co.	6,100	140,178
Kaiser Ventures LLC Class A (a)	100	150
Kelly Services, Inc. Class A (non-vtg.)	8,500	176,120
kforce, Inc. (a)	14,240	34,176
Korn/Ferry International (a)	9,700	59,655
Kroll, Inc. (a)	10,265	182,409
Labor Ready, Inc. (a)	9,675	52,245
Landauer, Inc.	1,500	52,950
Learning Tree International, Inc. (a)	5,100	59,670
Lightbridge, Inc. (a)	8,820	53,449
Mace Security International, Inc. (a)	400	480
Mail-Well, Inc. (a)	1,300	2,782
Manpower, Inc.	15,000	455,550
McGrath RentCorp.	3,400	76,568
MCSi, Inc. (a)	6,200	3,968
Medialink Worldwide, Inc. (a)	200	670
MedQuist, Inc. (a)	7,784	124,155
MemberWorks, Inc. (a)	4,100	76,748
Mobile Mini, Inc. (a)	4,400	63,888
Nashua Corp. (a)	700	6,167
National Equipment Services, Inc. (a)	700	95
National Processing, Inc. (a)	8,700	123,975
National Service Industries, Inc.	8,700	52,200
Navigant Consulting, Inc. (a)	12,550	74,045
NCO Group, Inc. (a)	6,448	95,430
New Century Equity Holdings Corp. (a)	5,500	1,870
New England Business Service, Inc.	2,100	47,859
Nextera Enterprises, Inc. Class A (a)	3,600	1,080
On Assignment, Inc. (a)	7,800	31,512
Pegasus Solutions, Inc. (a)	6,500	62,985
PerfectData Corp. (a)	2,400	1,560
Personnel Group of America, Inc. (a)	1,000	180
Pittston Co. - Brinks Group	12,390	175,566
Pre-Paid Legal Services, Inc. (a)	3,600	61,740
PRG-Schultz International, Inc. (a)	17,000	119,850
ProBusiness Services, Inc. (a)	8,050	118,818
ProsoftTraining.com (a)	3,300	330
Protection One, Inc. (a)	2,800	4,536
Provant, Inc. (a)	800	76
RCM Technologies, Inc. (a)	5,700	17,670
RemedyTemp, Inc. Class A (a)	4,900	49,539
Republic Services, Inc. (a)	34,100	650,287
Resources Connection, Inc. (a)	5,500	105,985
Right Management Consultants, Inc. (a)	7,137	83,860
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
RMH Teleservices, Inc. (a)	4,300	$ 41,925
Rollins, Inc.	4,900	154,742
ServiceMaster Co.	67,950	663,872
SITEL Corp. (a)	2,500	2,875
SOS Staffing Services, Inc. (a)	500	265
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	14,000	116,620
SOURCECORP, Inc. (a)	4,700	67,398
Spherion Corp. (a)	15,820	96,027
Spherix, Inc. (a)	2,100	14,364
Standard Register Co.	4,400	71,412
Steelcase, Inc. Class A	9,800	90,258
Stericycle, Inc. (a)	7,100	251,553
Strayer Education, Inc.	3,000	159,930
Sylvan Learning Systems, Inc. (a)	9,450	117,275
TeamStaff, Inc. (a)	6,900	21,390
Teletech Holdings, Inc. (a)	17,680	90,345
Tetra Tech, Inc. (a)	12,083	159,012
The BISYS Group, Inc. (a)	23,400	365,976
Tickets.com, Inc. (a)	800	320
Total System Services, Inc.	42,850	674,888
Traffix, Inc. (a)	3,300	11,154
TRC Companies, Inc. (a)	3,900	52,455
U.S. Liquids, Inc. (a)	500	140
U.S. Plastic Lumber Co. (a)	6,200	1,302
United Stationers, Inc. (a)	7,300	151,986
Valassis Communications, Inc. (a)	11,450	260,831
Venture Catalyst, Inc. (a)	4,800	1,296
Viad Corp.	16,600	346,940
Volt Information Sciences, Inc. (a)	2,400	27,360
Wackenhut Corrections Corp. (a)	2,100	19,131
Wallace Computer Services, Inc.	7,700	196,273
Waste Connections, Inc. (a)	6,000	199,680
Waste Industries USA, Inc. (a)	800	5,520
Waterlink, Inc. (a)	13,000	975
Watson Wyatt & Co. Holdings Class A (a)	7,900	151,601
Wesco Financial Corp.	1,300	380,575
West Corp. (a)	14,500	207,060
Westaff, Inc. (a)	550	1,122
Willis Lease Finance Corp. (a)	2,100	10,521
Workflow Management, Inc. (a)	3,201	12,596
		18,531,758
Construction & Engineering - 0.3%
ACMAT Corp. Class A (a)	6,500	54,600
Baran Group Ltd.	44	26,201
Butler Manufacturing Co.	1,500	27,000
Comfort Systems USA, Inc. (a)	17,700	48,144
Dycom Industries, Inc. (a)	11,524	120,311
EMCOR Group, Inc. (a)	2,600	125,580
Foster Wheeler Ltd. (a)	18,200	20,566

	Shares	Value (Note 1)
Granite Construction, Inc.	10,500	$ 173,985
Guardian Technologies International (a)	560	202
Insituform Technologies, Inc. Class A (a)	7,100	89,460
Jacobs Engineering Group, Inc. (a)	10,300	391,194
Keith Companies, Inc. (a)	4,000	43,640
Lexent, Inc. (a)	4,700	5,922
MasTec, Inc. (a)	6,200	9,362
Quanta Services, Inc. (a)	19,050	62,865
Shaw Group, Inc. (a)	7,200	69,048
ShoLodge, Inc. (a)	100	260
URS Corp. (a)	6,900	61,341
		1,329,681
Electrical Equipment - 0.8%
A.O. Smith Corp.	4,800	123,744
Active Power, Inc. (a)	13,400	15,812
Acuity Brands, Inc.	5,900	78,470
American Superconductor Corp. (a)	6,800	21,964
AMETEK, Inc.	7,300	240,754
AML Communications, Inc. (a)	5,300	742
AMX Corp. (a)	2,500	5,100
AstroPower, Inc. (a)	6,650	42,560
AZZ, Inc. (a)	600	6,858
Baldor Electric Co.	4,966	109,252
Beacon Power Corp. (a)	1,934	348
Belden, Inc.	6,900	89,010
BMC Industries, Inc.	900	1,404
Brady Corp. Class A	4,100	109,183
BTU International, Inc. (a)	5,700	9,918
C&D Technologies, Inc.	4,000	68,440
Capstone Turbine Corp. (a)	20,500	15,580
Digital Power Corp. (a)	5,300	3,339
Electric Fuel Corp. (a)	6,500	3,575
Encore Wire Corp. (a)	650	5,720
Energizer Holdings, Inc. (a)	18,500	491,175
Energy Conversion Devices, Inc. (a)	5,300	48,654
Evergreen Solar, Inc. (a)	800	1,520
Franklin Electric Co., Inc.	2,700	132,381
FuelCell Energy, Inc. (a)	5,900	34,692
General Cable Corp.	9,250	35,983
Genlyte Group, Inc. (a)	3,600	101,736
Global Power Equipment Group, Inc. (a)	4,900	24,108
H Power Corp. (a)	1,420	5,964
Hubbell, Inc. Class B	14,200	436,792
II-VI, Inc. (a)	3,722	68,150
Lamson & Sessions Co. (a)	7,700	23,947
M-Wave, Inc. (a)	3,800	3,344
MagneTek, Inc. (a)	6,600	23,166
Manufacturers Services Ltd. (a)	5,900	29,382
Micronetics, Inc. (a)	4,000	15,360
Microvision, Inc. (a)	5,300	27,825
Millennium Cell, Inc. (a)	11,500	22,195
Paxar Corp. (a)	7,200	98,640
Peco II, Inc. (a)	2,700	1,188
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Penn Engineering & Manufacturing Corp. (non-vtg.)	2,000	$ 21,000
Plug Power, Inc. (a)	13,000	69,550
Powell Industries, Inc. (a)	3,800	53,922
Proton Energy Systems, Inc. (a)	9,100	24,934
Rayovac Corp. (a)	8,600	105,350
Regal-Beloit Corp.	7,300	116,070
RF Monolithics, Inc. (a)	3,700	9,805
Signal Technology Corp. (a)	4,800	49,584
Ultralife Batteries, Inc. (a)	4,100	15,006
UQM Technologies, Inc. (a)	100	289
Valence Technology, Inc. (a)	12,100	22,385
Vicor Corp. (a)	9,400	56,400
Woodward Governor Co.	3,600	127,368
		3,249,638
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	6,700	285,487
General Electric Co.	1,630	39,202
Lydall, Inc. (a)	1,400	14,084
Park-Ohio Holdings Corp. (a)	2,400	8,352
Standex International Corp.	1,500	28,650
Teleflex, Inc.	6,800	252,960
Tredegar Corp.	9,455	107,031
Walter Industries, Inc.	12,100	113,619
		849,385
Machinery - 1.8%
3D Systems Corp. (a)	5,000	33,700
Actuant Corp. Class A (a)	2,391	88,467
AGCO Corp. (a)	14,226	231,030
Alamo Group, Inc.	1,000	11,250
Albany International Corp. Class A	7,845	173,688
American Science & Engineering, Inc. (a)	2,700	25,326
Ampco-Pittsburgh Corp.	1,400	17,500
Astec Industries, Inc. (a)	7,000	49,910
Axsys Technologies, Inc. (a)	2,000	15,160
Baldwin Technology Co., Inc. Class A (a)	3,800	1,786
Barnes Group, Inc.	2,400	46,080
BHA Group Holdings, Inc.	1,410	26,790
Blount International, Inc. (a)	5,200	24,856
Briggs & Stratton Corp.	5,100	201,450
Cascade Corp.	5,500	77,990
Catalytica Energy Systems, Inc. (a)	8,800	22,880
Chart Industries, Inc. (a)	150	113
Circor International, Inc.	1,800	25,560
CLARCOR, Inc.	6,150	205,656
Columbus McKinnon Corp. (a)	1,100	1,925
CUNO, Inc. (a)	4,500	156,285
Dionex Corp. (a)	4,800	159,456
Donaldson Co., Inc.	10,800	376,380
DT Industries, Inc. (a)	3,500	4,200

	Shares	Value (Note 1)
EnPro Industries, Inc. (a)	10,500	$ 41,895
ESCO Technologies, Inc. (a)	3,200	108,640
Flanders Corp. (a)	1,200	2,028
Flow International Corp. (a)	7,500	20,850
Flowserve Corp. (a)	9,600	114,816
Gardner Denver, Inc. (a)	4,950	97,763
Gehl Co. (a)	100	989
Gorman-Rupp Co.	500	10,300
Graco, Inc.	12,162	325,942
Greenbrier Companies, Inc. (a)	1,300	10,595
Hardinge, Inc.	250	1,775
Harsco Corp.	9,300	280,581
Hirsch International Corp. Class A (a)	2,100	1,050
IDEX Corp.	7,500	207,900
Infinite Group, Inc. (a)	2,800	504
Insteel Industries, Inc. (a)	400	280
JLG Industries, Inc.	10,700	50,290
Joy Global, Inc. (a)	10,500	106,995
Kadant, Inc. (a)	6,200	86,180
Kaydon Corp.	4,100	73,800
Kennametal, Inc.	5,800	173,536
Key Technology, Inc. (a)	400	2,224
Lincoln Electric Holdings, Inc.	9,700	192,264
Lindsay Manufacturing Co.	350	6,493
Manitowoc Co., Inc.	6,300	114,471
Met-Pro Corp.	1,500	20,175
Middleby Corp. (a)	1,800	19,254
Milacron, Inc.	9,900	46,530
Miller Industries, Inc. (a)	300	1,017
Minuteman International, Inc.	700	5,852
Mueller Industries, Inc. (a)	7,800	192,036
NACCO Industries, Inc. Class A	1,800	80,730
Nordson Corp.	9,500	227,335
Oshkosh Truck Co.	3,950	241,345
Packaging Dynamics Corp. (a)	1,440	9,691
Pentair, Inc.	9,100	330,785
Quixote Corp.	4,200	72,534
Reliance Steel & Aluminum Co.	7,800	127,530
Robbins & Myers, Inc.	4,600	69,920
SPS Technologies, Inc. (a)	3,700	81,400
SPX Corp. (a)	16,290	592,630
Stewart & Stevenson Services, Inc.	8,500	82,280
Sun Hydraulics Corp.	100	815
Tecumseh Products Co. Class A (non-vtg.)	4,300	191,350
Tennant Co.	500	16,675
Terex Corp. (a)	10,800	130,464
Thomas Industries, Inc.	2,250	55,688
Timken Co.	11,400	182,742
Titan International, Inc.	700	602
Trinity Industries, Inc.	8,700	141,027
TurboChef Technologies, Inc. (a)	2,800	1,400
UNOVA, Inc. (a)	7,700	41,888
Valmont Industries, Inc.	6,000	116,700
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Wabash National Corp. (a)	4,500	$ 23,850
Wabtec Corp.	11,983	131,813
Watts Industries, Inc. Class A	7,200	108,000
Wolverine Tube, Inc. (a)	2,100	8,610
		7,362,267
Marine - 0.1%
Alexander & Baldwin, Inc.	10,300	255,852
International Shipholding Corp. (a)	300	1,845
Kirby Corp. (a)	6,075	141,062
		398,759
Road & Rail - 0.6%
AMERCO (a)	1,900	5,985
Arkansas Best Corp.	5,700	135,090
Celadon Group, Inc. (a)	3,800	31,312
Covenant Transport, Inc. Class A (a)	4,800	77,707
Dollar Thrifty Automotive Group, Inc. (a)	5,700	94,335
Florida East Coast Industries, Inc. Class A	8,600	201,584
Genesee & Wyoming, Inc. Class A (a)	4,000	61,200
Heartland Express, Inc.	11,715	210,870
Kansas City Southern (a)	10,000	121,500
Knight Transportation, Inc. (a)	8,787	170,907
Landstar System, Inc. (a)	3,800	205,656
Old Dominion Freight Lines, Inc. (a)	500	13,870
P.A.M. Transportation Services, Inc. (a)	3,600	80,460
RailAmerica, Inc. (a)	8,600	41,968
Roadway Corp.	4,400	135,960
SCS Transportation, Inc. (a)	4,000	44,760
Swift Transportation Co., Inc. (a)	17,470	279,171
U.S. Xpress Enterprises, Inc. Class A (a)	2,100	18,690
USA Truck, Inc. (a)	1,200	9,204
USFreightways Corp.	6,400	155,584
Werner Enterprises, Inc.	11,966	224,363
Yellow Corp.	6,700	151,889
		2,472,065
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,850	66,749
Applied Industrial Technologies, Inc.	2,000	32,780
Fastenal Co.	15,900	528,834
Huttig Building Products, Inc. (a)	7,400	17,020
Lawson Products, Inc.	1,300	33,150
MSC Industrial Direct, Inc. Class A (a)	8,400	149,940
Watsco, Inc.	3,300	46,101
		874,574

	Shares	Value (Note 1)
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. (a)	405	$ 227
TIMCO Aviation Services, Inc. warrants 2/28/07 (a)	463	0
		227
TOTAL INDUSTRIALS		43,382,362
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.7%
3Com Corp. (a)	68,300	286,177
ACE*COMM Corp. (a)	3,100	3,100
Adaptec, Inc. (a)	18,900	115,101
Adtran, Inc. (a)	8,000	257,520
Advanced Fibre Communication, Inc. (a)	15,900	253,605
Airnet Communications Corp. (a)	2,900	1,392
Allen Telecom, Inc. (a)	7,700	101,255
Alliance Fiber Optic Products, Inc. (a)	3,600	1,656
Alpine Group, Inc. (a)	500	255
AltiGen Communications, Inc. (a)	2,100	1,554
American Access Technologies, Inc. (a)	3,100	1,736
Amplidyne, Inc. (a)	2,500	250
Anaren, Inc. (a)	6,000	51,420
Applied Innovation, Inc. (a)	4,700	15,087
Arris Group, Inc. (a)	21,800	104,640
Aspect Communications Corp. (a)	4,700	16,309
Audiovox Corp. Class A (a)	7,730	63,618
Avanex Corp. (a)	17,700	15,222
Avici Systems, Inc. (a)	5,350	19,688
Avocent Corp. (a)	8,900	247,598
Aware, Inc. (a)	11,600	24,128
Bel Fuse, Inc. Class A (a)	2,800	46,424
Black Box Corp.	3,800	154,508
Brocade Communications Systems, Inc. (a)	46,200	186,186
Brooktrout, Inc. (a)	2,600	13,780
C-COR.net Corp. (a)	5,500	16,335
Cable Design Technologies Corp. (a)	5,725	31,430
Carrier Access Corp. (a)	4,700	4,653
Centillium Communications, Inc. (a)	7,700	24,948
ClearOne Communications, Inc. (a)	4,100	5,863
Com21, Inc. (a)	1,700	281
Comarco, Inc. (a)	3,000	23,280
CommScope, Inc. (a)	9,800	76,832
Communications Systems, Inc.	5,500	40,700
Computer Network Technology Corp. (a)	7,300	45,406
Comtech Telecommunications Corp. (a)	3,200	36,320
Concerto Software, Inc. (a)	5,500	30,415
Copper Mountain Networks, Inc. (a)	1,960	10,172
Corvis Corp. (a)	51,200	29,184
CoSine Communications, Inc. (a)	1,380	6,610
Digi International, Inc. (a)	9,133	28,312
Digital Lightwave, Inc. (a)	8,435	7,001
Ditech Communications Corp. (a)	9,800	26,950
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Echelon Corp. (a)	9,300	$ 89,373
EFJ, Inc. (a)	157	363
Emulex Corp. (a)	16,700	300,099
Endwave Corp. (a)	1,125	1,181
Enterasys Networks, Inc. (a)	29,800	62,580
Entrada Networks, Inc. (a)	292	67
eOn Communications Corp. (a)	3,220	1,224
Extreme Networks, Inc. (a)	21,300	100,110
Ezenia!, Inc. (a)	2,900	435
F5 Networks, Inc. (a)	6,400	89,408
FalconStor Software, Inc. (a)	7,300	27,813
Finisar Corp. (a)	30,900	29,355
First Virtual Communications, Inc. (a)	2,908	989
Foundry Networks, Inc. (a)	25,800	228,846
Glenayre Technologies, Inc. (a)	21,600	22,464
Globecomm Systems, Inc. (a)	1,700	5,270
Harmonic, Inc. (a)	7,870	30,536
Harris Corp.	12,500	374,500
Inrange Technologies Corp. Class B (a)	19,700	38,415
Inter-Tel, Inc.	5,600	102,256
InterDigital Communication Corp. (a)	12,700	182,626
ION Networks, Inc. (a)	12,500	1,763
ISCO International, Inc. (a)	8,300	3,154
Ixia (a)	8,300	42,911
Juniper Networks, Inc. (a)	75,600	679,644
Lantronix, Inc. (a)	19,200	15,360
LightPath Technologies, Inc. Class A (a)	9,200	2,208
Loral Space & Communications Ltd. (a)	46,100	16,596
McDATA Corp. Class A (a)	23,600	195,880
MCK Communications, Inc. (a)	12,100	14,520
Microwave Filter Co., Inc.	4,100	4,715
MRV Communications, Inc. (a)	24,061	25,986
Netopia, Inc. (a)	8,900	14,685
Netro Corp. (a)	18,400	46,920
NetScreen Technologies, Inc. (a)	2,000	39,060
NetSolve, Inc. (a)	2,100	14,280
Network Engines, Inc. (a)	13,800	16,284
Network Equipment Technologies, Inc. (a)	4,400	30,140
New Focus, Inc. (a)	21,800	71,940
Next Level Communications, Inc. (a)	11,100	12,654
NMS Communications Corp. (a)	9,700	15,714
Norstan, Inc. (a)	6,400	19,264
NumereX Corp. Class A (a)	5,300	8,480
Occam Networks, Inc. (a)	6,300	347
Oplink Communications, Inc. (a)	21,500	21,500
Optelecom, Inc. (a)	2,300	15,801
Optical Cable Corp. (a)	1,312	4,382
Optical Communication Products, Inc. (a)	8,200	7,626
P-Com, Inc. (a)	1,220	207
Packeteer, Inc. (a)	8,800	79,112
Paradyne Networks, Inc. (a)	16,902	22,311

	Shares	Value (Note 1)
PC-Tel, Inc. (a)	8,800	$ 62,920
Performance Technologies, Inc. (a)	4,600	16,008
Plantronics, Inc. (a)	8,000	115,280
Polycom, Inc. (a)	18,835	188,915
Powerwave Technologies, Inc. (a)	10,500	37,170
Proxim Corp. Class A (a)	32,040	20,826
Redback Networks, Inc. (a)	23,200	15,312
REMEC, Inc. (a)	17,200	80,840
Riverstone Networks, Inc. (a)	18,100	29,503
ROHN Industries, Inc. (a)	17,700	1,328
SafeNet, Inc. (a)	2,450	43,292
Science Dynamics Corp. (a)	3,000	120
SCM Microsystems, Inc. (a)	4,400	12,848
SeaChange International, Inc. (a)	6,650	49,809
Sonus Networks, Inc. (a)	32,700	57,552
Sorrento Networks Corp. (a)	308	2,101
SpectraLink Corp. (a)	5,900	47,495
STM Wireless, Inc. Class A (a)	4,500	90
Stratex Networks, Inc. (a)	9,830	19,955
Stratos Lightwave, Inc. (a)	2,329	6,894
Sunrise Telecom, Inc. (a)	6,000	11,340
Superior Telecom, Inc. (a)	4,460	357
Sycamore Networks, Inc. (a)	52,100	159,426
Symmetricom, Inc. (a)	17,857	67,321
Tekelec (a)	13,700	115,902
Telaxis Communications Corp. (a)	9,620	1,443
Tellium, Inc. (a)	33,600	18,480
Telular Corp. (a)	4,375	21,875
TeraForce Technology Corp. (a)	5,500	825
Terayon Communication Systems, Inc. (a)	18,500	36,260
Tollgrade Communications, Inc. (a)	4,100	46,986
Turnstone Systems, Inc. (a)	18,120	50,736
Tut Systems, Inc. (a)	5,600	6,944
UTStarcom, Inc. (a)	1,700	30,906
Veramark Technologies, Inc. (a)	1,700	646
Verilink Corp. (a)	5,400	6,480
ViaSat, Inc. (a)	6,700	75,509
Video Network Communications, Inc. (a)	908	499
Vyyo, Inc. (a)	1,267	2,977
Wegener Corp. (a)	12,400	12,400
Westell Technologies, Inc. Class A (a)	3,680	10,451
Wire One Technologies, Inc. (a)	3,500	8,575
WJ Communications, Inc. (a)	10,100	10,100
		7,062,951
Computers & Peripherals - 0.9%
Advanced Digital Information Corp. (a)	14,800	112,776
Alpha Technologies Group, Inc. (a)	4,700	4,700
Applied Films Corp. (a)	3,100	46,624
Auspex Systems, Inc. (a)	2,700	167
Avid Technology, Inc. (a)	6,200	128,898
Boundless Corp. (a)	400	52
Concurrent Computer Corp. (a)	19,300	56,935
CopyTele, Inc. (a)	17,800	3,026
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Cray, Inc. (a)	14,700	$ 125,391
Crossroads Systems, Inc. (a)	3,600	4,428
Datalink Corp. (a)	2,200	7,458
Dataram Corp. (a)	3,900	9,126
Dot Hill Systems Corp. (a)	500	2,030
Drexler Technology Corp. (a)	3,800	53,200
Electronics for Imaging, Inc. (a)	10,100	167,559
Ener1, Inc. (a)	1,300	78
Exabyte Corp. (a)	8,700	2,175
FOCUS Enhancements, Inc. (a)	8,200	4,838
Handspring, Inc. (a)	20,900	14,839
Hauppauge Digital, Inc. (a)	4,400	6,556
HEI, Inc. (a)	3,600	7,560
Hutchinson Technology, Inc. (a)	5,800	125,512
Imation Corp. (a)	7,300	262,800
Immersion Corp. (a)	2,600	3,562
InFocus Corp. (a)	9,800	59,290
Innovex, Inc. (a)	2,400	15,816
Intergraph Corp. (a)	10,700	194,847
Interphase Corp. (a)	4,600	14,996
Iomega Corp. (a)	12,460	124,600
JNI Corp. (a)	8,700	24,273
Maxtor Corp. (a)	45,261	271,566
Media 100, Inc. (a)	7,459	5,893
Mitek Systems, Inc. (a)	7,300	7,300
Mobility Electronics, Inc. (a)	877	1,035
MTI Technology Corp. (a)	10,300	6,386
NeoMagic Corp. (a)	13,400	15,678
Neoware Systems, Inc. (a)	3,400	44,540
Novatel Wireless, Inc. (a)	1,020	734
nStor Technologies, Inc. (a)	7,900	2,133
Overland Storage, Inc. (a)	4,100	58,753
Pinnacle Systems, Inc. (a)	14,100	136,911
Presstek, Inc. (a)	9,800	52,920
Printronix, Inc. (a)	1,400	14,042
Procom Technology, Inc. (a)	6,900	1,656
Quantum Corp. (a)	36,012	117,759
Rainbow Technologies, Inc. (a)	7,900	65,017
Read-Rite Corp. (a)	5,580	6,473
Rimage Corp. (a)	6,000	53,760
SanDisk Corp. (a)	13,800	230,184
SBS Technologies, Inc. (a)	5,800	49,068
Sigma Designs, Inc. (a)	9,200	31,924
Silicon Graphics, Inc. (a)	24,700	29,640
SimpleTech, Inc. (a)	10,200	20,910
SmartDisk Corp. (a)	12,300	5,412
Socket Communications, Inc. (a)	8,600	6,622
SteelCloud, Inc., (a)	5,100	5,508
Storage Computer Corp. (a)	5,800	1,914
Storage Technology Corp. (a)	21,000	485,730
Synaptics, Inc.	7,500	54,000

	Shares	Value (Note 1)
Tidel Technologies, Inc. (a)	10,700	$ 2,140
Transact Technologies, Inc. (a)	900	3,933
uniView Technologies Corp. (a)	1,500	41
ViewCast.com, Inc. (a)	11,100	2,220
Vixel Corp. (a)	6,100	18,666
Western Digital Corp. (a)	37,700	306,501
Xybernaut Corp. (a)	8,000	3,280
Zoom Technologies, Inc. (a)	5,600	4,026
		3,708,387
Electronic Equipment & Instruments - 1.7%
Advanced Photonix, Inc. Class A (a)	11,900	11,543
Aetrium, Inc. (a)	100	70
Allied Motion Technologies, Inc. (a)	3,800	7,258
American Building Control, Inc. (a)	8,400	7,140
American Technical Ceramics Corp. (a)	2,900	11,194
American Technology Corp. (a)	2,900	10,150
Amphenol Corp. Class A (a)	8,900	363,031
Analogic Corp.	3,800	172,634
Andersen Group, Inc. (a)	3,500	12,810
Andrea Electronics Corp. (a)	3,700	1,036
Anixter International, Inc. (a)	6,400	150,080
APA Optics, Inc. (a)	4,100	6,068
Appiant Technologies, Inc. (a)	3,700	259
APW Ltd. (a)	4,300	0
Arrow Electronics, Inc. (a)	18,400	264,592
Artesyn Technologies, Inc. (a)	11,200	39,312
Avnet, Inc. (a)	25,873	266,492
AVX Corp.	33,200	314,072
BEI Technologies, Inc.	4,300	41,925
Bell Industries, Inc. (a)	7,800	12,090
Benchmark Electronics, Inc. (a)	4,600	160,264
California Amplifier, Inc. (a)	9,200	36,800
CheckPoint Systems, Inc. (a)	9,200	85,652
Chyron Corp. (a)	7,000	1,400
Cognex Corp. (a)	9,800	222,460
Coherent, Inc. (a)	6,600	129,228
CoorsTek, Inc. (a)	3,200	82,656
CTS Corp.	4,600	31,326
CyberOptics Corp. (a)	5,200	27,820
Daktronics, Inc. (a)	6,000	97,440
DDi Corp. (a)	15,600	1,560
Diebold, Inc.	15,600	567,216
Digital Video Systems, Inc. (a)	1,400	3,080
Duraswitch Industries, Inc. (a)	4,300	4,085
Electro Scientific Industries, Inc. (a)	6,400	109,760
Emcee Broadcast Products, Inc. (a)	3,000	240
En Pointe Technologies, Inc. (a)	3,200	1,984
ePlus, Inc. (a)	6,600	47,982
Excel Technology, Inc. (a)	3,600	73,332
Fargo Electronics, Inc. (a)	4,800	46,752
Flir Systems, Inc. (a)	3,300	145,893
Frequency Electronics, Inc.	1,250	11,238
Giga-Tronics, Inc. (a)	4,900	6,027
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Global Imaging Systems, Inc. (a)	5,300	$ 98,103
GTSI Corp. (a)	4,000	35,960
Identix, Inc. (a)	14,742	58,231
Ingram Micro, Inc. Class A (a)	28,700	297,332
Interlink Electronics, Inc. (a)	5,800	17,110
Intermagnetics General Corp. (a)	4,036	68,370
Intevac, Inc. (a)	1,800	6,318
Itron, Inc. (a)	4,600	68,954
Keithley Instruments, Inc.	2,700	30,780
KEMET Corp. (a)	14,900	118,902
LeCroy Corp. (a)	3,400	30,328
Lexar Media, Inc. (a)	15,100	61,608
Littelfuse, Inc. (a)	5,600	99,624
LoJack Corp. (a)	2,000	10,200
LSI, Industries, Inc.	5,150	52,067
Maxwell Technologies, Inc. (a)	4,100	27,880
Mechanical Technology, Inc. (a)	10,300	22,454
Merix Corp. (a)	4,550	24,024
Methode Electronics, Inc. Class A	9,700	86,136
MTS Systems Corp.	6,700	76,447
Newport Corp. (a)	6,800	83,300
NU Horizons Electronics Corp. (a)	8,000	43,120
Odetics, Inc. Class A (a)	4,600	3,220
OSI Systems, Inc. (a)	3,000	51,000
Panavision, Inc. (a)	705	2,291
Park Electrochemical Corp.	3,150	48,353
Parlex Corp. (a)	2,200	18,700
Pemstar, Inc. (a)	10,700	30,388
Photon Dynamics, Inc. (a)	3,300	59,037
Pioneer Standard Electronics, Inc.	9,200	78,292
Planar Systems, Inc. (a)	3,800	59,280
Plexus Corp. (a)	7,220	71,117
Proterion Corp. (a)	5,900	1,475
PSC, Inc. (a)	7,300	37
Reptron Electronics, Inc. (a)	5,400	864
Research Frontiers, Inc. (a)	4,100	27,470
RF Industries Ltd. (a)	2,500	5,325
Richardson Electronics Ltd.	5,300	42,983
Robotic Vision Systems, Inc. (a)	8,500	1,105
Rofin-Sinar Technologies, Inc. (a)	1,000	9,450
Rogers Corp. (a)	2,500	71,950
Roper Industries, Inc.	5,900	170,215
Satcon Technology Corp. (a)	6,400	5,056
ScanSource, Inc. (a)	3,000	61,170
Sirenza Microdevices, Inc. (a)	8,700	11,223
Somera Communications, Inc. (a)	14,500	15,660
Spatializer Audio Labs, Inc. (a)	12,700	711
Spectrum Control, Inc. (a)	10,100	52,924
Spire Corp. (a)	200	486
StockerYale, Inc. (a)	2,400	1,680
Suntron Corp. (a)	4,221	14,562

	Shares	Value (Note 1)
Superconductor Technologies, Inc. (a)	13,340	$ 13,740
SureBeam Corp. Class A (a)	14,186	62,418
Sypris Solutions, Inc.	3,700	31,450
Tanisys Technology, Inc. (a)	7,800	47
Tech Data Corp. (a)	10,800	244,296
Technitrol, Inc. (a)	6,600	100,782
Teledyne Technologies, Inc. (a)	5,100	65,025
Trimble Navigation Ltd. (a)	6,800	113,900
Trimedyne, Inc. (a)	9,200	1,656
TTM Technologies, Inc. (a)	5,575	18,621
Universal Display Corp. (a)	3,900	28,470
Varian, Inc. (a)	6,200	183,334
Veeco Instruments, Inc. (a)	7,189	109,776
Viisage Technology, Inc. (a)	5,900	21,417
Vishay Intertechnology, Inc. (a)	30,591	308,969
Woodhead Industries, Inc.	1,400	17,668
X-Rite, Inc.	2,200	17,842
Zomax, Inc. (a)	13,200	44,484
Zygo Corp. (a)	5,700	35,226
		7,338,344
Internet Software & Services - 1.2%
24/7 Real Media, Inc. (a)	3,420	752
Accrue Software, Inc. (a)	19,200	768
Akamai Technologies, Inc. (a)	24,874	38,057
Allscripts Healthcare Solutions, Inc. (a)	11,000	22,220
America Online Latin America, Inc. (a)	10,300	4,841
Apropos Technology, Inc. (a)	3,760	4,700
Ariba, Inc. (a)	49,000	143,570
Art Technology Group, Inc. (a)	11,200	10,416
Artificial Life, Inc. (a)	1,000	150
Ask Jeeves, Inc. (a)	4,000	27,560
Autobytel, Inc. (a)	13,608	38,647
Blue Coat Systems, Inc. (a)	3,360	17,640
Blue Martini Software, Inc. (a)	3,228	8,974
Braun Consulting, Inc. (a)	8,800	9,416
BroadVision, Inc. (a)	10,799	42,440
Calico Commerce, Inc. (a)	2,388	788
CenterSpan Communications Corp. (a)	4,200	3,696
Centra Software, Inc. (a)	8,310	11,800
Chordiant Software, Inc. (a)	9,950	10,945
Clarus Corp. (a)	7,200	37,584
Click Commerce, Inc. (a)	940	1,504
CMGI, Inc. (a)	47,064	39,058
CNET Networks, Inc. (a)	33,640	69,298
Commerce One, Inc. (a)	4,400	7,128
Communication Intelligence Corp. (a)	7,900	1,975
Corillian Corp. (a)	13,400	12,060
Critical Path, Inc. (a)	14,976	9,585
Cybercash, Inc.	400	26
CyberSource Corp. (a)	5,700	12,597
Cysive, Inc. (a)	11,400	28,500
deltathree, Inc. (a)	4,700	2,867
Dice, Inc. (a)	3,800	228
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Digex, Inc. Class A (a)	4,000	$ 1,580
Digital Impact, Inc. (a)	1,200	1,788
Digital Insight Corp. (a)	6,600	66,000
Digital River, Inc. (a)	6,600	59,268
DigitalThink, Inc. (a)	11,490	29,300
Digitas, Inc. (a)	6,500	21,060
Divine, Inc. Class A (a)	9,405	470
Docent, Inc. (a)	1,833	5,096
DoubleClick, Inc. (a)	26,076	167,929
DSL.net, Inc. (a)	13,700	6,987
EarthLink, Inc. (a)	28,927	143,767
EasyLink Services Corp. Class A (a)	958	584
eCollege.com (a)	4,200	18,312
EDGAR Online, Inc. (a)	4,100	4,018
eGain Communications Corp. (a)	9,263	1,945
Elcom International, Inc. (a)	6,500	845
Eloquent, Inc.	3,080	986
eMerge Interactive, Inc. Class A (a)	4,490	1,751
Engage, Inc. (a)	38,600	4,632
Entrust, Inc. (a)	11,100	30,636
Equinix, Inc. (a)	24,109	83,176
eUniverse, Inc. (a)	6,800	34,000
Evolve Software, Inc. (a)	14,122	18,359
Expedia, Inc. (a)	4,200	293,118
Extensity, Inc. (a)	1,900	3,306
FairMarket, Inc. (a)	5,600	8,680
Fastnet Corp. (a)	5,500	990
Fidelity National Information Solutions, Inc. (a)	9,979	166,150
FindWhat.com (a)	4,800	38,880
FiNet.com, Inc. (a)	450	162
FirePond, Inc. (a)	785	2,127
Firstwave Technologies, Inc. (a)	1,200	14,124
FreeMarkets, Inc. (a)	10,100	46,460
Genuity, Inc. Class A (a)	5,280	290
GSV, Inc. (a)	700	98
HealthAxis, Inc. (a)	1,900	627
High Speed Access Corp. (a)	17,600	24,376
Homeseekers.com, Inc. (a)	4,100	205
HomeStore, Inc. (a)	30,200	22,952
Hotels.com Class A (a)	3,700	166,389
Hyperfeed Technologies, Inc. (a)	7,500	2,048
I-Many, Inc. (a)	9,900	9,504
iBasis, Inc. (a)	4,400	1,892
iBEAM Broadcasting Corp. (a)	1,560	2
IGN Entertainment, Inc. (a)	940	5,753
iManage, Inc. (a)	4,900	15,925
Imergent, Inc. (a)	1,110	1,732
InfoSpace, Inc. (a)	5,705	66,178
Innodata Corp. (a)	8,000	8,320
InsWeb Corp. (a)	283	515

	Shares	Value (Note 1)
Intelligroup, Inc. (a)	4,900	$ 6,811
Interland, Inc. (a)	21,900	17,301
Interliant, Inc. (a)	5,300	106
Internap Network Services Corp. (a)	19,600	8,624
Internet America, Inc. (a)	6,500	2,080
Internet Capital Group, Inc. (a)	36,300	11,975
Internet Commerce Corp. Class A (a)	3,400	2,992
Internet Pictures Corp. (a)	851	800
Internet Security Systems, Inc. (a)	9,700	111,259
Interwoven, Inc. (a)	27,000	56,700
Intraware, Inc. (a)	4,700	4,794
iVillage, Inc. (a)	9,803	6,666
J Net Enterprises, Inc. (a)	5,700	6,270
j2 Global Communications, Inc. (a)	2,878	68,755
Jupiter Media Metrix, Inc. (a)	14,700	2,573
Jupitermedia Corp. (a)	6,400	17,728
Kana Software, Inc. (a)	4,815	15,649
Keynote Systems, Inc. (a)	7,700	68,684
Landacorp, Inc. (a)	4,600	4,416
Larscom, Inc. Class A (a)	3,000	990
LendingTree, Inc. (a)	6,110	63,177
Liquid Audio, Inc.	7,800	2,652
Liveworld, Inc. (a)	1,800	198
LookSmart Ltd. (a)	27,600	59,892
Loudeye Corp. (a)	4,000	1,280
LTWC Corp. (a)	6,056	206
Marimba, Inc. (a)	6,400	9,536
Marketwatch.com, Inc. (a)	4,100	23,575
MatrixOne, Inc. (a)	11,800	42,362
Modem Media, Inc. Class A (a)	4,600	10,948
Multex.com, Inc. (a)	7,700	56,356
Navidec, Inc. (a)	232	508
NaviSite, Inc. (a)	1,046	1,370
Neoforma, Inc. (a)	5,340	54,788
Net2Phone, Inc. (a)	10,700	39,162
Netegrity, Inc. (a)	15,800	63,832
NetRatings, Inc. (a)	4,900	30,625
NexPrise, Inc. (a)	293	425
NIC, Inc. (a)	4,800	8,016
Niku Corp. (a)	2,350	9,236
OneSource Information Services, Inc. (a)	2,700	16,983
Onvia.com, Inc.	9,690	25,679
Openwave Systems, Inc. (a)	28,017	40,064
Opsware, Inc. (a)	21,900	42,486
Optio Software, Inc. (a)	3,200	1,536
Overture Services, Inc. (a)	11,800	187,856
ParthusCeva, Inc. (a)	2,400	7,920
PEC Solutions, Inc. (a)	5,300	90,842
Persistence Software, Inc. (a)	3,900	975
Primus Knowledge Solutions, Inc. (a)	5,200	3,484
Private Business, Inc. (a)	2,038	1,732
ProcureNet, Inc. (a)	800	120
PurchasePro.com, Inc. (a)	1,740	26
Quovadx, Inc. (a)	6,882	11,355
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Raindance Communications, Inc. (a)	9,600	$ 14,016
RealNetworks, Inc. (a)	31,900	132,385
Register.com, Inc. (a)	10,100	55,550
Retek, Inc. (a)	14,756	64,189
RWD Technologies, Inc. (a)	400	440
S1 Corp. (a)	12,230	63,107
Saba Software, Inc. (a)	7,600	6,156
Salon Media Group, Inc. (a)	4,600	184
SciQuest, Inc. (a)	8,500	5,525
SeeBeyond Technology Corp. (a)	21,000	52,500
Selectica, Inc. (a)	7,500	22,275
SmartServ Online, Inc. (a)	1,700	1,955
Sportsline.com, Inc. (a)	6,500	6,305
SSP Solutions, Inc. (a)	2,900	1,885
Stellent, Inc. (a)	5,400	23,760
Supportsoft, Inc. (a)	9,100	18,746
Switchboard, Inc. (a)	4,000	9,396
Synergy Brands, Inc. (a)	515	1,545
The Sedona Corp. (a)	8,300	1,992
The viaLink Co. (a)	3,000	450
theglobe.com, Inc. (a)	7,600	570
TheStreet.com, Inc. (a)	5,900	15,045
Tippingpoint Technologies, Inc. (a)	655	5,895
Track Data Corp. (a)	4,700	2,491
TriZetto Group, Inc. (a)	10,600	39,750
Tucows, Inc. (a)	6,900	1,794
Tumbleweed Communications Corp. (a)	14,900	21,605
U.S. SEARCH.com, Inc. (a)	4,300	3,397
United Online, Inc. (a)	8,620	122,921
Universal Access Global Holdings, Inc. (a)	12,600	1,638
ValueClick, Inc. (a)	29,462	92,511
VCampus Corp. (a)	380	1,045
VeriSign, Inc. (a)	47,204	363,943
VerticalNet, Inc. (a)	1,580	1,074
Via Net.Works, Inc. (a)	5,060	3,643
Viewlocity, Inc. (a)	870	305
Vignette Corp. (a)	36,556	55,565
Virage, Inc. (a)	4,900	3,381
Visual Data Corp. (a)	3,000	330
Vitria Technology, Inc. (a)	27,300	19,110
Webb Interactive Services, Inc. (a)	5,200	3,536
WebEx Communications, Inc. (a)	8,200	90,938
Webhire, Inc. (a)	440	154
webMethods, Inc. (a)	10,165	109,579
Websense, Inc. (a)	4,200	59,472
WorldGate Communications, Inc. (a)	11,300	4,520
Youbet.com, Inc. (a)	6,300	9,765
Zix Corp. (a)	7,100	33,725
		5,097,520

	Shares	Value (Note 1)
IT Consulting & Services - 1.1%
Acxiom Corp. (a)	16,260	$ 248,128
Affiliated Computer Services, Inc. Class A (a)	26,800	1,201,444
AlphaNet Solutions, Inc. (a)	300	390
American Management Systems, Inc. (a)	10,300	109,180
Analysts International Corp. (a)	10,350	15,525
Answerthink, Inc. (a)	12,410	31,646
Anteon International Corp.	7,400	170,052
BearingPoint, Inc. (a)	36,000	236,160
Bell Microproducts, Inc. (a)	7,600	46,056
BrightStar Information Technology Group, Inc. (a)	4,500	90
CACI International, Inc. Class A (a)	5,400	182,898
Carreker Corp. (a)	6,700	14,606
Ciber, Inc. (a)	17,284	93,334
Cognizant Technology Solutions Corp. Class A (a)	1,800	126,360
Competitive Technologies, Inc. (a)	4,100	9,635
CompuCom Systems, Inc. (a)	12,900	49,149
Computer Horizons Corp. (a)	17,200	58,308
Computer Task Group, Inc. (a)	700	2,037
Covansys Corp. (a)	9,332	28,929
CSP, Inc. (a)	3,800	9,994
Datatec Systems, Inc. (a)	11,700	21,645
Direct Insite Corp. (a)	53	93
DynTek, Inc. Class A (a)	8,600	6,708
Edgewater Technology, Inc. (a)	12,800	51,968
Elite Information Group, Inc. (a)	4,100	40,160
eLoyalty Corp. (a)	4,640	19,442
Enherent Corp. (a)	8,200	820
Forrester Research, Inc. (a)	5,700	73,245
Gartner, Inc. Class B (a)	14,200	105,506
GRIC Communications, Inc. (a)	4,500	7,155
Health Management Systems, Inc. (a)	6,600	19,866
iGate Corp. (a)	7,800	21,996
Infocrossing, Inc. (a)	1,300	8,918
Inforte Corp. (a)	5,260	34,558
Integral Systems, Inc. (a)	2,800	56,700
Integrated Information Systems, Inc. (a)	460	681
Keane, Inc. (a)	17,088	136,875
Lionbridge Technologies, Inc. (a)	8,378	16,756
Manchester Technologies, Inc. (a)	1,900	3,667
Manhattan Associates, Inc. (a)	5,700	116,280
ManTech International Corp. Class A	3,100	48,267
Maximus, Inc. (a)	3,900	84,825
Meta Group, Inc. (a)	7,300	26,207
MPS Group, Inc. (a)	15,700	77,087
Neomedia Technologies, Inc. (a)	5,500	231
Netguru, Inc. (a)	1,800	1,692
Netplex Group, Inc. (a)	3,800	42
New Horizons Worldwide, Inc. (a)	1,100	3,839
OAO Technology Solutions, Inc. (a)	4,000	6,440
Perot Systems Corp. Class A (a)	19,800	198,198
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - continued
PFSweb, Inc. (a)	19,953	$ 8,580
Pilot Network Services, Inc. (a)	3,500	0
Predictive Systems, Inc. (a)	15,300	3,519
ProQuest Co. (a)	6,700	126,094
Safeguard Scientifics, Inc. (a)	13,800	17,664
SAVVIS Communications Corp. (a)	8,580	3,689
SRA International, Inc. Class A	2,800	71,512
StarTek, Inc. (a)	2,600	61,282
Storage Engine, Inc. (a)	500	350
Superior Consultant Holdings Corp. (a)	2,800	8,316
Sykes Enterprises, Inc. (a)	11,600	40,368
Syntel, Inc. (a)	7,200	136,440
Tanning Technology Corp. (a)	8,100	7,128
Technology Solutions Co. (a)	9,500	9,785
TechTeam Global, Inc. (a)	2,300	14,950
The Management Network Group, Inc. (a)	2,000	2,720
Tier Technologies, Inc. Class B (a)	5,000	53,000
Titan Corp.	14,748	117,247
TSR, Inc. (a)	300	1,560
Tyler Technologies, Inc. (a)	6,300	23,814
UBICS, Inc. (a)	4,000	1,200
Verso Technologies, Inc. (a)	16,790	10,578
WidePoint Corp. (a)	5,600	616
Zamba Corp. (a)	2,200	616
		4,544,816
Office Electronics - 0.1%
Gerber Scientific, Inc. (a)	2,400	16,440
IKON Office Solutions, Inc.	26,600	186,466
T/R Systems, Inc. (a)	7,700	3,850
Zebra Technologies Corp.:
Class A (a)	6,700	422,636
Class B (a)	270	17,032
		646,424
Semiconductor Equipment & Products - 2.5%
8X8, Inc. (a)	1,900	551
Actel Corp. (a)	6,100	100,040
ADE Corp. (a)	2,000	12,240
Advanced Energy Industries, Inc. (a)	7,600	77,976
Advanced Power Technology, Inc. (a)	4,200	17,262
Agere Systems, Inc. Class A (a)	275,384	443,368
Alliance Semiconductor Corp. (a)	9,800	32,242
Amkor Technology, Inc. (a)	36,100	171,475
Amtech Systems, Inc. (a)	4,800	14,400
ANADIGICS, Inc. (a)	7,800	15,912
Artisan Components, Inc. (a)	4,100	67,404
Asyst Technologies, Inc. (a)	6,500	42,055
Atmel Corp. (a)	88,200	155,232
ATMI, Inc. (a)	7,200	135,360
August Technology Corp. (a)	4,600	11,500

	Shares	Value (Note 1)
Axcelis Technologies, Inc. (a)	26,000	$ 157,300
AXT, Inc. (a)	6,700	6,164
Brooks Automation, Inc. (a)	6,232	63,068
Cabot Microelectronics Corp. (a)	4,777	200,634
California Micro Devices Corp. (a)	4,900	18,914
Catalyst Semiconductor, Inc. (a)	7,800	19,578
Celeritek, Inc. (a)	5,200	36,504
ChipPAC, Inc. Class A (a)	14,100	38,070
Cirrus Logic, Inc. (a)	13,600	35,632
Cohu, Inc.	5,700	85,215
Conexant Systems, Inc. (a)	40,900	57,669
Credence Systems Corp. (a)	10,820	77,255
Cree, Inc. (a)	14,500	246,790
Cymer, Inc. (a)	6,600	199,320
Cypress Semiconductor Corp. (a)	21,500	137,815
Diodes, Inc. (a)	4,900	49,833
DPAC Technologies Corp. (a)	7,600	10,108
DSP Group, Inc. (a)	6,500	103,805
DuPont Photomasks, Inc. (a)	4,300	89,784
Electroglas, Inc. (a)	6,900	8,073
EMCORE Corp. (a)	10,000	20,800
Entegris, Inc. (a)	13,100	148,685
ESS Technology, Inc. (a)	12,400	80,352
Exar Corp. (a)	7,400	93,018
Fairchild Semiconductor International, Inc. Class A (a)	22,600	274,816
FEI Co. (a)	7,500	117,750
FSI International, Inc. (a)	8,503	22,958
Genus, Inc. (a)	8,700	20,445
GlobespanVirata, Inc. (a)	23,352	108,820
Helix Technology, Inc.	6,800	53,040
Hi/fn, Inc. (a)	3,576	18,059
Hytek Microsystems, Inc. (a)	4,300	3,741
Ibis Technology Corp. (a)	5,200	23,556
Integrated Circuit Systems, Inc. (a)	13,200	314,952
Integrated Device Technology, Inc. (a)	19,437	169,102
Integrated Silicon Solution, Inc. (a)	4,300	11,825
Integrated Telecom Express, Inc. (a)	5,500	10,505
International Rectifier Corp. (a)	12,300	274,905
Intersil Corp. Class A (a)	27,335	427,793
IXYS Corp. (a)	8,730	50,285
JMAR Technologies, Inc. (a)	6,100	6,222
Kopin Corp. (a)	17,600	82,544
Kulicke & Soffa Industries, Inc. (a)	10,300	56,959
LAM Research Corp. (a)	24,800	330,584
Lattice Semiconductor Corp. (a)	19,500	142,740
Logic Devices, Inc. (a)	9,600	8,928
LTX Corp. (a)	8,600	45,580
Mattson Technology, Inc. (a)	11,047	24,414
MEMC Electronic Materials, Inc. (a)	38,900	359,047
Micrel, Inc. (a)	16,900	166,296
Micro Component Technology, Inc. (a)	7,100	4,260
Micro Linear Corp. (a)	8,200	31,734
Microchip Technology, Inc.	40,826	1,039,022
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Microsemi Corp. (a)	6,700	$ 53,533
Microtune, Inc. (a)	15,600	23,400
MIPS Technologies, Inc. Class A (a)	9,000	18,990
MKS Instruments, Inc. (a)	9,609	127,319
Monolithic System Technology, Inc. (a)	5,500	32,780
Multilink Technology Corp. (a)	1,050	2,321
Mykrolis Corp. (a)	11,100	74,814
Nanometrics, Inc. (a)	3,800	12,920
Oak Technology, Inc. (a)	15,948	49,439
Omnivision Technologies, Inc. (a)	5,300	100,700
ON Semiconductor Corp. (a)	37,200	52,452
OPTi, Inc.	3,000	4,020
PDF Solutions, Inc. (a)	3,700	22,237
Pericom Semiconductor Corp. (a)	8,200	71,340
Photronics, Inc. (a)	5,535	65,700
Pixelworks, Inc. (a)	9,100	75,439
PLX Technology, Inc. (a)	8,400	27,048
Power Integrations, Inc. (a)	5,400	112,482
QuickLogic Corp. (a)	11,400	12,084
Rambus, Inc. (a)	22,400	340,032
Ramtron International Corp. (a)	5,160	11,042
RF Micro Devices, Inc. (a)	33,500	219,090
Rudolph Technologies, Inc. (a)	4,000	55,160
Semitool, Inc. (a)	8,600	44,204
Semtech Corp. (a)	13,900	204,052
SEMX Corp. (a)	6,100	732
Silicon Image, Inc. (a)	13,400	73,566
Silicon Laboratories, Inc. (a)	9,700	263,064
Silicon Storage Technology, Inc. (a)	15,900	43,248
Siliconix, Inc. (a)	6,100	136,645
Sipex Corp. (a)	7,800	23,478
Skyworks Solutions, Inc. (a)	27,100	189,158
SRS Labs, Inc. (a)	2,800	8,375
Standard Microsystems Corp. (a)	4,300	62,866
Supertex, Inc. (a)	3,800	56,012
Tegal Corp. (a)	11,400	5,358
Therma-Wave, Inc. (a)	7,270	3,562
Three-Five Systems, Inc. (a)	3,048	11,979
Transmeta Corp. (a)	28,700	37,884
Transwitch Corp. (a)	23,650	14,663
Trident Microsystems, Inc. (a)	4,800	16,656
TriQuint Semiconductor, Inc. (a)	23,343	70,496
Ultratech Stepper, Inc. (a)	5,800	72,384
Varian Semiconductor Equipment Associates, Inc. (a)	6,500	167,375
Virage Logic Corp. (a)	6,800	37,128
White Electronic Designs Corp. (a)	7,400	52,392
Xicor, Inc. (a)	7,200	25,920
Zoran Corp. (a)	5,100	62,067
		10,729,891

	Shares	Value (Note 1)
Software - 3.1%
Acclaim Entertainment, Inc. (a)	10,800	$ 5,832
Activision, Inc. (a)	12,900	192,210
Actuate Corp. (a)	13,900	20,294
Adept Technology, Inc. (a)	6,900	2,415
Advent Software, Inc. (a)	5,600	80,752
Agile Software Corp. (a)	8,300	54,365
American Software, Inc. Class A (a)	11,800	36,934
Analytical Surveys, Inc. (a)	240	178
Ansoft Corp. (a)	4,400	30,008
Ansys, Inc. (a)	3,900	92,664
Applied Microsystems Corp. (a)	2,700	324
Applix, Inc. (a)	3,500	5,950
ARI Network Services, Inc. (a)	2,800	672
Artisoft, Inc. (a)	6,400	2,048
Ascendant Solutions, Inc. (a)	3,800	1,520
Ascential Software Corp. (a)	57,070	175,205
Aspen Technology, Inc. (a)	13,300	33,383
Authentidate Holding Corp. (a)	2,900	8,816
Avatech Solutions, Inc. (a)	245	260
Axeda Systems, Inc. (a)	3,800	1,596
AXS-One, Inc. (a)	6,000	3,720
Barra, Inc. (a)	5,550	154,013
BEA Systems, Inc. (a)	82,900	805,788
BindView Development Corp. (a)	18,900	23,814
Bitstream, Inc. Class A (a)	8,100	15,147
BNS Co. Class A (a)	20	52
Borland Software Corp. (a)	13,581	137,032
Bottomline Technologies, Inc. (a)	3,000	15,930
Brio Software, Inc. (a)	8,700	12,876
BSQUARE Corp. (a)	12,100	13,189
Cadence Design Systems, Inc. (a)	52,465	555,604
Caldera International, Inc. (a)	1,775	3,284
CAM Commerce Solutions, Inc. (a)	2,100	9,030
Caminus Corp. (a)	6,400	54,720
Captaris, Inc. (a)	11,400	33,516
Captiva Software Corp. (a)	2,600	5,564
Catapult Communications Corp. (a)	3,700	24,124
Click2learn, Inc. (a)	3,900	5,343
Concero, Inc. (a)	1,800	639
Concord Communications, Inc. (a)	5,100	38,403
Concur Technologies, Inc. (a)	3,200	13,280
Convera Corp. Class A (a)	3,300	13,299
Corio, Inc. (a)	6,200	5,022
Datakey, Inc. (a)	3,000	3,060
Datastream Systems, Inc. (a)	7,000	41,370
Datawatch Corp. (a)	1,667	4,584
Dendrite International, Inc. (a)	9,600	92,160
Digimarc Corp. (a)	4,800	51,360
DocuCorp International, Inc. (a)	5,680	22,947
Documentum, Inc. (a)	7,700	115,654
Dynamics Research Corp. (a)	3,100	32,209
E.piphany, Inc. (a)	12,800	54,016
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
ebix.com, Inc. (a)	450	$ 1,287
Elevon, Inc. (a)	5,100	6,120
Embarcadero Technologies, Inc. (a)	6,600	37,026
Epicor Software Corp. (a)	6,635	12,938
EPIQ Systems, Inc. (a)	4,450	84,995
ePresence, Inc. (a)	5,900	10,915
Evans & Sutherland Computer Corp. (a)	600	3,870
Evolving Systems, Inc. (a)	2,100	2,415
Exchange Applications, Inc. (a)	483	126
Extended Systems, Inc. (a)	5,900	9,145
FactSet Research Systems, Inc.	6,400	163,776
Fair, Isaac & Co., Inc.	10,066	491,623
FileNET Corp. (a)	8,800	110,528
Fonix Corp. (a)	23,800	309
Forgent Networks, Inc. (a)	10,200	13,974
Fortel, Inc. (a)	9,900	297
Gensym Corp. (a)	4,300	2,451
Geoworks Corp. (a)	1,600	21
GraphOn Corp. (a)	7,300	1,168
Group 1 Software, Inc. (a)	4,900	78,400
H.T.E., Inc. (a)	7,500	52,275
Hyperion Solutions Corp. (a)	7,290	187,645
i2 Technologies, Inc. (a)	75,390	63,252
Indus International, Inc. (a)	4,400	7,700
Inet Technologies, Inc. (a)	8,000	57,680
Infogrames, Inc. (a)	10,200	22,338
Informatica Corp. (a)	14,800	95,016
Information Architects Corp. (a)	1,760	229
Inktomi Corp. (a)	21,000	34,230
Insignia Systems, Inc. (a)	5,300	26,871
InteliData Technologies Corp. (a)	3,900	5,850
Interactive Intelligence, Inc. (a)	2,900	8,842
InterVoice-Brite, Inc. (a)	9,496	16,143
Intrusion, Inc. (a)	6,700	1,675
J.D. Edwards & Co. (a)	23,100	276,969
Jack Henry & Associates, Inc.	22,000	253,000
JDA Software Group, Inc. (a)	8,700	103,356
Kronos, Inc. (a)	4,050	160,947
Latitude Communications, Inc. (a)	8,100	11,340
Lawson Software, Inc. (a)	6,400	38,400
Legato Systems, Inc. (a)	20,784	123,249
Level 8 Systems, Inc. (a)	8,282	1,656
Liberate Technologies (a)	21,300	39,192
Lightspan, Inc. (a)	7,090	6,806
Logility, Inc. (a)	1,700	5,938
Macromedia, Inc. (a)	11,240	178,042
Magma Design Automation, Inc. (a)	7,300	54,677
Manugistics Group, Inc. (a)	11,200	26,432
Mapics, Inc. (a)	8,282	57,146
MapInfo Corp. (a)	5,475	18,396
Mentor Graphics Corp. (a)	11,500	91,885

	Shares	Value (Note 1)
Mercator Software, Inc. (a)	4,900	$ 6,860
Merge Technologies, Inc. (a)	5,000	34,450
MetaSolv, Inc. (a)	10,800	14,040
Micromuse, Inc. (a)	17,300	100,859
MICROS Systems, Inc. (a)	4,600	105,846
MicroStrategy, Inc. Class A (a)	1,800	34,740
Moldflow Corp. (a)	4,200	28,308
MRO Software, Inc. (a)	6,200	64,232
MSC Software Corp. (a)	7,300	66,722
Nassda Corp. (a)	4,500	26,190
National Instruments Corp. (a)	10,925	367,954
NEON Systems, Inc. (a)	1,200	2,980
Net Perceptions, Inc. (a)	13,300	19,418
NetIQ Corp. (a)	9,826	121,056
NetManage, Inc. (a)	1,346	2,827
NetScout Systems, Inc. (a)	6,000	21,300
Netsol Technologies, Inc. (a)	4,400	968
Network Associates, Inc. (a)	31,383	464,468
Network-1 Security Solutions, Inc. (a)	2,300	163
Novadigm, Inc. (a)	5,000	9,750
Nuance Communications, Inc. (a)	4,200	10,584
Numerical Technologies, Inc. (a)	9,800	68,404
NYFIX, Inc. (a)	11,425	46,957
Omtool Ltd. (a)	100	180
ON Technology Corp. (a)	4,000	10,960
ONYX Software Corp. (a)	4,200	4,830
Opnet Technologies, Inc. (a)	7,100	55,593
Optika, Inc. (a)	5,100	5,253
PASW, Inc. (a)	3,300	66
Peerless Systems Corp. (a)	6,900	12,558
Pegasystems, Inc. (a)	9,300	38,502
Pervasive Software, Inc. (a)	4,000	17,400
Phoenix Technologies Ltd. (a)	6,990	33,552
Plato Learning, Inc. (a)	5,066	21,328
Portal Software, Inc. (a)	25,800	19,608
PracticeWorks, Inc. (a)	5,125	41,871
Precis, Inc. (a)	4,200	13,818
Progress Software Corp. (a)	8,900	139,285
Pumatech, Inc. (a)	4,300	6,177
QAD, Inc. (a)	3,600	14,400
QRS Corp. (a)	5,650	32,431
Quest Software, Inc. (a)	17,300	170,924
Radiant Systems, Inc. (a)	7,200	56,160
RadiSys Corp. (a)	5,753	38,718
Red Hat, Inc. (a)	32,300	190,247
Renaissance Learning, Inc. (a)	7,300	123,735
Resonate, Inc. (a)	3,600	6,840
Reynolds & Reynolds Co. Class A	12,600	308,070
Rogue Wave Software, Inc. (a)	8,100	17,812
Ross Systems, Inc. (a)	1,190	16,136
Roxio, Inc. (a)	4,800	21,600
RSA Security, Inc. (a)	14,600	103,368
SAFLINK Corp. (a)	2,415	10,240
Sagent Technology, Inc. (a)	3,500	875
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Sanchez Computer Associates, Inc. (a)	3,100	$ 11,005
ScanSoft, Inc. (a)	12,448	56,016
Secure Computing Corp. (a)	8,700	39,585
Segue Software, Inc. (a)	2,900	5,597
SERENA Software, Inc. (a)	7,800	117,000
Smith Micro Software, Inc. (a)	1,800	1,044
Sonic Foundry, Inc. (a)	1,400	672
SonicWALL, Inc. (a)	16,300	54,279
SpeechWorks International, Inc. (a)	5,200	13,468
SPSS, Inc. (a)	4,529	49,366
SS&C Technologies, Inc. (a)	5,000	52,200
StorageNetworks, Inc. (a)	12,200	10,126
Sybase, Inc. (a)	18,179	267,050
Symantec Corp. (a)	29,780	1,205,197
Synopsys, Inc. (a)	15,321	624,790
Synplicity, Inc. (a)	7,400	23,680
Systems & Computer Technology Corp. (a)	8,200	65,354
Take-Two Interactive Software, Inc. (a)	7,600	158,916
TALX Corp.	4,156	50,869
Tangram Enterprise Solutions, Inc. (a)	2,900	783
Tarantella, Inc. (a)	14,600	2,336
TeleCommunication Systems, Inc. Class A (a)	4,000	6,800
TenFold Corp. (a)	7,200	1,440
The 3DO Co. (a)	1,875	3,600
THQ, Inc. (a)	7,350	89,744
TIBCO Software, Inc. (a)	40,620	192,133
Timberline Software Corp.	2,800	14,336
TradeStation Group, Inc. (a)	900	1,872
Transaction Systems Architects, Inc. Class A (a)	10,000	57,100
Tricord Systems, Inc. (a)	5,400	5
Ulticom, Inc. (a)	11,700	67,743
Ultimate Software Group, Inc. (a)	2,700	10,800
United Leisure Corp. (a)	3,700	1,665
USDATA Corp. (a)	220	139
V-One Corp. (a)	6,600	924
VA Software Corp. (a)	14,945	14,646
Vastera, Inc. (a)	8,300	39,508
Verint Systems, Inc.	5,300	90,895
Verity, Inc. (a)	8,200	136,776
Versant Corp. (a)	3,300	2,805
Versata, Inc. (a)	616	517
Vertel Corp. (a)	3,600	342
Vertex Interactive, Inc. (a)	6,800	238
Viewpoint Corp. (a)	7,300	5,402
Visual Networks, Inc. (a)	10,000	16,500
Vizacom, Inc. (a)	500	60
Voiceflash Networks, Inc. (a)	1,000	2
Voxware, Inc. (a)	6,500	488

	Shares	Value (Note 1)
WatchGuard Technologies, Inc. (a)	8,200	$ 53,300
Wave Systems Corp. Class A (a)	4,700	5,029
Wind River Systems, Inc. (a)	18,620	64,611
Witness Systems, Inc. (a)	4,110	12,700
		13,017,802
TOTAL INFORMATION TECHNOLOGY		52,146,135
MATERIALS - 3.4%
Chemicals - 1.4%
A. Schulman, Inc.	8,500	122,825
Airgas, Inc. (a)	12,600	220,500
Albemarle Corp.	9,640	236,084
Arch Chemicals, Inc.	6,650	109,858
Cabot Corp.	12,100	264,990
Calgon Carbon Corp.	1,300	6,760
Cambrex Corp.	5,900	140,007
Crompton Corp.	26,895	126,138
Cytec Industries, Inc. (a)	6,600	191,070
Eden Bioscience Corp. (a)	12,000	15,000
Ethyl Corp. (a)	540	4,838
Ferro Corp.	9,900	210,474
FMC Corp. (a)	6,500	100,945
General Chemical Group, Inc. (a)	100	53
Georgia Gulf Corp.	7,900	150,416
H.B. Fuller Co.	7,100	156,555
Hauser, Inc. (a)	25	3
Hawkins, Inc.	1,100	9,240
IMC Global, Inc.	25,280	222,717
International Specialty Products, Inc. (a)	9,200	94,760
LESCO, Inc. (a)	1,700	19,108
Lubrizol Corp.	9,800	283,514
Lyondell Chemical Co.	37,700	449,007
MacDermid, Inc.	5,500	120,670
Material Sciences Corp. (a)	5,400	55,404
Millennium Chemicals, Inc.	16,800	183,456
Minerals Technologies, Inc.	4,500	171,315
Mississippi Chemical Corp. (a)	800	144
Nanophase Technologies Corp. (a)	5,500	14,795
NL Industries, Inc.	7,500	115,500
Olin Corp.	15,000	247,500
OM Group, Inc.	6,500	54,990
PolyOne Corp.	18,400	70,472
RPM, Inc.	20,125	201,250
Solutia, Inc.	29,900	80,132
Southwall Technologies, Inc. (a)	7,100	8,875
Spartech Corp.	7,500	128,250
Stepan Co.	1,600	38,896
Symyx Technologies, Inc. (a)	7,900	104,754
Terra Industries, Inc. (a)	1,900	2,223
The Scotts Co. Class A (a)	6,500	327,275
Valhi, Inc.	25,660	272,253
Valspar Corp.	11,800	483,092
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	23,000	$ 56,350
Zoltek Companies, Inc. (a)	2,700	6,804
		5,879,262
Construction Materials - 0.3%
Amcol International Corp.	1,250	7,125
Ameron International Corp.	1,600	79,920
Centex Construction Products, Inc.	4,500	148,950
Continental Materials Corp. (a)	800	21,600
Florida Rock Industries, Inc.	6,550	218,901
Lafarge North America, Inc.	14,900	421,372
Martin Marietta Materials, Inc.	10,900	300,622
Texas Industries, Inc.	5,300	105,205
		1,303,695
Containers & Packaging - 0.7%
Aptargroup, Inc.	8,300	251,490
Caraustar Industries, Inc. (a)	10,000	74,600
Chesapeake Corp.	5,500	83,545
Crown Holdings, Inc. (a)	30,800	176,176
EarthShell Corp. (a)	24,700	9,880
Graphic Packaging International Corp. (a)	4,000	20,560
Greif Brothers Corp. Class A	2,900	55,680
Jarden Corp. (a)	4,200	112,602
Longview Fibre Co. (a)	15,200	91,960
Myers Industries, Inc.	3,306	32,068
Owens-Illinois, Inc. (a)	31,100	279,900
Packaging Corp. of America (a)	23,600	407,100
Rock-Tenn Co. Class A	6,800	88,060
Silgan Holdings, Inc. (a)	5,500	111,760
Smurfit-Stone Container Corp. (a)	51,700	684,508
Sonoco Products Co.	23,550	488,663
		2,968,552
Metals & Mining - 0.8%
A.M. Castle & Co. (a)	900	3,735
AK Steel Holding Corp. (a)	24,740	135,823
Alliance Resource Partners LP	5,000	114,450
Altair Nanotechnologies, Inc. (a)	16,100	6,118
Arch Coal, Inc.	9,400	187,060
Brush Engineered Materials, Inc. (a)	600	3,042
Carpenter Technology Corp.	6,400	74,496
Century Aluminum Co.	6,400	41,600
Cleveland-Cliffs, Inc. (a)	3,600	75,888
Coeur d'Alene Mines Corp. (a)	10,500	16,170
Commercial Metals Co.	3,600	50,652
Commonwealth Industries, Inc.	2,900	14,500
CONSOL Energy, Inc.	18,300	325,740
Gibraltar Steel Corp.	4,800	89,328
Glamis Gold Ltd. (a)	20,900	233,756
GrafTech International Ltd. (a)	15,000	52,800
Hecla Mining Co. (a)	21,800	82,840

	Shares	Value (Note 1)
IMCO Recycling, Inc. (a)	1,300	$ 7,800
Liquidmetal Technologies	10,800	79,380
Massey Energy Corp.	16,900	157,508
MAXXAM, Inc. (a)	1,700	13,940
Meridian Gold, Inc. (a)	14,400	187,738
National Steel Corp. Class B (a)	1,400	84
NN, Inc.	1,300	10,959
Northwest Pipe Co. (a)	900	10,980
Olympic Steel, Inc. (a)	500	1,655
Oregon Steel Mills, Inc. (a)	9,700	22,795
Peabody Energy Corp.	11,700	334,386
Penn Virginia Resource Partners LP	1,600	37,472
Quanex Corp.	4,000	126,400
Roanoke Electric Steel Corp.	950	8,883
Rock of Ages Corp. Class A (a)	600	3,570
Rouge Industries, Inc. Class A (a)	500	250
Royal Gold, Inc.	5,000	97,250
RTI International Metals, Inc. (a)	2,400	22,080
Ryerson Tull, Inc.	2,164	13,698
Schnitzer Steel Industries, Inc. Class A	3,500	83,615
Southern Peru Copper Corp.	6,200	96,410
Special Metals Corp. (a)	200	20
Steel Dynamics, Inc. (a)	11,400	138,282
Steel Technologies, Inc.	3,600	38,304
Stillwater Mining Co. (a)	8,750	20,475
Titanium Metals Corp.	1,030	20,116
Universal Stainless & Alloy Products, Inc. (a)	5,000	25,850
USEC, Inc.	15,800	95,274
Vista Gold Corp. (a)	9,600	40,102
Weirton Steel Corp. (a)	9,000	1,980
WHX Corp. (a)	1,033	3,089
		3,208,343
Paper & Forest Products - 0.2%
Bowater, Inc.	10,300	390,885
Buckeye Technologies, Inc. (a)	2,900	13,485
P.H. Glatfelter Co.	3,800	37,810
Pope & Talbot, Inc.	6,200	75,330
Potlatch Corp.	7,800	160,992
Rayonier, Inc.	6,000	255,120
U.S. Timberlands Co. LP (a)	6,000	17,556
Wausau-Mosinee Paper Corp.	5,640	54,764
		1,005,942
TOTAL MATERIALS		14,365,794
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (a)	4,300	9,675
Allegiance Telecom, Inc. (a)	15,750	5,828
Atlantic Tele-Network, Inc.	1,840	31,758
Broadwing, Inc. (a)	49,056	184,451
Choice One Communications, Inc. (a)	10,070	2,719
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cogent Communications Group, Inc. (a)	345	$ 155
Commonwealth Telephone Enterprises, Inc. (a)	5,700	215,232
Covad Communications Group, Inc. (a)	42,350	26,257
CT Communications, Inc.	6,500	46,800
D&E Communications, Inc.	5,455	65,569
Dial-Thru Intl Corp. (a)	4,800	912
eLEC Communications Corp. (a)	14,200	710
Focal Communications Corp. (a)	388	19
General Communications, Inc. Class A (a)	15,800	91,482
I-Link Corp. (a)	5,500	853
IDT Corp. (a)	4,500	69,975
Infonet Services Corp. Class B (a)	62,500	88,750
Intrado, Inc. (a)	5,000	34,650
ITXC Corp. (a)	11,800	18,644
Level 3 Communications, Inc. (a)	85,100	420,394
McLeodUSA, Inc. Class A (a)	5,349	3,530
North Pittsburgh Systems, Inc.	3,400	46,274
OpticNet, Inc. (a)	1,100	0
Pac-West Telecomm, Inc. (a)	7,320	3,880
Primus Telecommunications Group, Inc. (a)	6,261	10,400
PTEK Holdings, Inc. (a)	13,133	45,966
RCN Corp. (a)	22,800	18,012
SureWest Communications	3,800	92,568
Talk America Holdings, Inc.	8,033	44,985
Time Warner Telecom, Inc. Class A (a)	19,300	63,111
Touch America Holdings, Inc. (a)	24,700	9,633
U.S. LEC Corp. Class A (a)	6,100	14,579
WilTel Communications, Inc. (a)	11,300	156,731
WorldPort Communications, Inc. (a)	13,900	5,699
WorldQuest Networks, Inc. (a)	1,860	4,073
XETA Technologies, Inc. (a)	3,400	6,528
Z-Tel Technologies, Inc. (a)	13,100	12,576
		1,853,378
Wireless Telecommunication Services - 0.5%
Aether Systems, Inc. (a)	11,400	37,620
AirGate PCS, Inc. (a)	6,100	1,586
Alamosa Holdings, Inc. (a)	14,170	5,668
American Tower Corp. Class A (a)	38,820	182,066
At Road, Inc. (a)	12,500	67,750
Boston Communications Group, Inc. (a)	5,800	74,124
Centennial Communications Corp. Class A (a)	11,500	21,850
Crown Castle International Corp. (a)	41,300	160,244
Dobson Communications Corp. Class A (a)	10,520	41,554
EMS Technologies, Inc. (a)	4,000	47,524
GoAmerica, Inc. (a)	8,000	2,080
i3 Mobile, Inc. (a)	9,600	7,680

	Shares	Value (Note 1)
LCC International, Inc. (a)	1,900	$ 4,218
Leap Wireless International, Inc. (a)	9,150	1,171
Metro One Telecommunications, Inc. (a)	7,000	37,870
Minorplanet Systems USA, Inc. (a)	1,160	673
Nextel Partners, Inc. Class A (a)	38,800	218,056
NTELOS, Inc. (a)	4,100	656
Price Communications Corp. (a)	12,215	146,824
Rural Cellular Corp. Class A (a)	3,400	4,998
SBA Communications Corp. Class A (a)	11,200	7,280
Spectrasite, Inc. warrants 2/10/10 (a)	277	2,424
SPEEDUS Corp. (a)	1,900	1,425
Telephone & Data Systems, Inc.	11,800	472,826
Triton PCS Holdings, Inc. Class A (a)	14,500	24,070
U.S. Cellular Corp. (a)	18,300	445,605
U.S. Unwired, Inc. Class A (a)	19,300	3,088
Ubiquitel, Inc. (a)	25,000	8,750
Western Wireless Corp. Class A (a)	16,500	100,650
Wireless Facilities, Inc. (a)	8,100	49,167
		2,179,497
TOTAL TELECOMMUNICATION SERVICES		4,032,875
UTILITIES - 3.4%
Electric Utilities - 1.5%
Allete, Inc.	20,200	391,476
Alliant Energy Corp.	18,239	287,447
Black Hills Corp.	7,750	183,133
Central Vermont Public Service Corp.	5,400	90,990
CH Energy Group, Inc.	4,100	168,838
Cleco Corp.	11,700	136,773
DPL, Inc.	28,033	339,199
DQE, Inc.	19,600	264,600
El Paso Electric Co. (a)	14,200	146,260
Empire District Electric Co.	8,800	154,440
Great Plains Energy, Inc.	11,300	256,171
Hawaiian Electric Industries, Inc.	8,600	342,280
IDACORP, Inc.	5,800	126,092
MGE Energy, Inc.	500	13,375
Northeast Utilities	32,200	450,800
NSTAR	13,224	534,514
OGE Energy Corp.	14,400	250,128
Otter Tail Power Co.	2,900	70,296
Pepco Holdings, Inc.	34,341	616,421
PNM Resources, Inc.	8,200	172,856
Puget Energy, Inc.	17,100	346,104
UIL Holdings Corp.	2,200	72,380
Unisource Energy Corp.	10,400	174,408
Wisconsin Energy Corp.	24,100	550,685
WPS Resources Corp.	7,700	291,291
		6,430,957
Gas Utilities - 0.7%
AGL Resources, Inc.	14,900	330,035
Atmos Energy Corp.	5,100	108,528
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Cascade Natural Gas Corp.	1,200	$ 22,848
Kinder Morgan Management LLC	12,196	389,296
Laclede Group, Inc.	1,400	31,850
New Jersey Resources Corp.	7,900	253,353
Northwest Natural Gas Co.	8,200	200,900
NUI Corp.	6,200	93,992
Piedmont Natural Gas Co., Inc.	8,700	299,367
SEMCO Energy, Inc.	2,105	8,399
South Jersey Industries, Inc.	2,000	63,860
Southern Union Co.	13,369	176,203
Southwest Gas Corp.	6,200	125,550
Southwestern Energy Co. (a)	9,300	108,810
TC Pipelines LP	5,000	126,895
UGI Corp.	4,300	178,020
WGL Holdings, Inc.	11,800	296,652
		2,814,558
Multi-Utilities & Unregulated Power - 1.1%
Aquila, Inc.	31,335	45,122
Avista Corp.	13,200	134,772
Energen Corp.	8,800	267,696
Energy East Corp.	26,364	496,170
Equitable Resources, Inc.	11,000	399,300
MDU Resources Group, Inc.	17,150	462,536
National Fuel Gas Co.	18,800	367,352
Northwestern Corp.	13,700	36,168
ONEOK, Inc.	14,900	256,727
Questar Corp.	18,800	524,144
Reliant Resources, Inc. (a)	49,200	199,260
SCANA Corp.	25,735	771,793
Sierra Pacific Resources	19,654	58,765
Vectren Corp.	16,332	336,439
Westar Energy, Inc.	13,000	161,850
		4,518,094
Water Utilities - 0.1%
American States Water Co.	6,050	142,054
Philadelphia Suburban Corp.	17,043	356,710
Southwest Water Co.	6,994	86,376
		585,140
TOTAL UTILITIES		14,348,749
TOTAL COMMON STOCKS (Cost $616,316,584)		413,894,514
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mediq, Inc. Series A, $1.30 (a)	7	$ 0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $44)		0
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	$ 446	69
TOTAL NONCONVERTIBLE BONDS (Cost $74)		69
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 1.16% to 1.19% 3/13/03 to 4/3/03 (Cost $1,048,368) (c)	1,049,000	1,048,459
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 1.41% (b)	6,062,257	6,062,257
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	14,649,979	14,649,979
TOTAL MONEY MARKET FUNDS (Cost $20,712,236)		20,712,236
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $638,077,306)	435,655,278
NET OTHER ASSETS - (3.3)%	(13,941,130)
NET ASSETS - 100%	$ 421,714,148
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
7 S&P MidCap 400 Index Contracts	March 2003	$ 1,422,750	$ (62,289)
1 Nasdaq 100 Index Contracts	March 2003	101,050	(156)
19 Russell 2000 Index Contracts	March 2003	3,424,750	(129,229)
12 S&P 500 E-Mini Index Contracts	March 2003	504,540	1,366
1 S&P 500 Index Contracts	March 2003	210,225	(8,314)
		$ 5,663,315	$ (198,622)

The face value of futures purchased as a percentage of net assets - 1.2%
Swap Agreements
		Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap
Receive monthly a return equal to that of Agere Systems, Inc. and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Jan. 2005	$ 63,605	$ (1,947)
Receive monthly a return equal to that of American Physicians Capital, Inc. and pay monthly a floating rate based on 1-month LIBOR plus 35 basis points with Deutsche Bank	Jan. 2005	68,220	2,161
Receive monthly a return equal to that of Bank of Hawaii Corp. and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Jan. 2005	501,840	11,073
Receive monthly a return equal to that of Hawthorne Financial Corp. and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Jan. 2005	86,730	3,978

	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap
Receive monthly a return equal to that of Whole Foods Market, Inc. and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Jan. 2005	$ 568,632	$ 13,291
Receive monthtly a return equal to that of Doral Financial Corp. and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Jan. 2005	468,405	40,777
		$ 1,757,432	$ 69,333
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $459,855.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $152,047,847 and $79,077,535, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which were affiliates of the sub-adviser. The commissions paid to these affiliated firms were $8,365 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $8,346,000. The weighted average interest rate was 2.29%. At period end there were no bank borrowings outstanding.

Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $56,021,000 of which $20,592,000 and $35,429,000 will expire on February 28, 2010 and 2011, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2003

Assets
Investment in securities, at value (including securities loaned of $10,972,605) (cost $638,077,306) - See accompanying schedule		$ 435,655,278
Cash		1,114
Receivable for investments sold		199,825
Receivable for fund shares sold		737,012
Dividends receivable		244,966
Interest receivable		6,905
Receivable for daily variation on futures contracts		8,560
Unrealized gain on swap agreements		69,333
Receivable from investment adviser for expense reductions		3,410
Other receivables		27,304
Total assets		436,953,707

Liabilities
Payable for investments purchased	$ 121,028
Payable for fund shares redeemed	289,708
Accrued management fee	84,275
Other payables and accrued expenses	94,569
Collateral on securities loaned, at value	14,649,979
Total liabilities		15,239,559

Net Assets		$ 421,714,148
Net Assets consist of:
Paid in capital		$ 693,837,271
Undistributed net investment income		5,462
Accumulated undistributed net realized gain (loss) on investments		(69,580,174)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(202,548,411)
Net Assets, for 23,061,208 shares outstanding		$ 421,714,148
Net Asset Value, offering price and redemption price per share ($421,714,148 ÷ 23,061,208 shares)		$ 18.29

Statement of Operations

		Year ended February 28, 2003

Investment Income
Dividends		$ 4,821,887
Interest		122,428
Security lending		403,801
Total income		5,348,116

Expenses
Management fee	$ 1,090,597
Transfer agent fees	668,932
Accounting and security lending fees	176,868
Non-interested trustees' compensation	1,658
Custodian fees and expenses	367
Registration fees	50,527
Audit	48,314
Legal	1,979
Interest	1,063
Miscellaneous	3,252
Total expenses before reductions	2,043,557
Expense reductions	(686,320)	1,357,237
Net investment income (loss)		3,990,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(24,672,837)
Futures contracts	(1,566,911)
Total net realized gain (loss)		(26,239,748)
Change in net unrealized appreciation (depreciation) on: Investment securities	(72,982,805)
Assets and liabilities in foreign currencies	2,906
Futures contracts	(178,242)
Swap agreements	69,333
Total change in net unrealized appreciation (depreciation)		(73,088,808)
Net gain (loss)		(99,328,556)
Net increase (decrease) in net assets resulting from operations		$ (95,337,677)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2003	Year ended February 28, 2002
Operations
Net investment income (loss)	$ 3,990,879	$ 4,564,486
Net realized gain (loss)	(26,239,748)	(37,700,811)
Change in net unrealized appreciation (depreciation)	(73,088,808)	1,344,695
Net increase (decrease) in net assets resulting from operations	(95,337,677)	(31,791,630)
Distributions to shareholders from net investment income	(4,322,913)	(4,673,579)
Distributions to shareholders from net realized gain	-	(6,560,934)
Total distributions	(4,322,913)	(11,234,513)
Share transactions Net proceeds from sales of shares	199,115,646	214,374,966
Reinvestment of distributions	4,142,144	10,801,966
Cost of shares redeemed	(128,752,604)	(172,757,278)
Net increase (decrease) in net assets resulting from share transactions	74,505,186	52,419,654
Redemption fees	92,129	173,128
Total increase (decrease) in net assets	(25,063,275)	9,566,639

Net Assets
Beginning of period	446,777,423	437,210,784
End of period (including undistributed net investment income of $5,462 and undistributed net investment income of $385,224, respectively)	$ 421,714,148	$ 446,777,423
Other Information Shares
Sold	9,427,385	9,275,142
Issued in reinvestment of distributions	212,488	495,099
Redeemed	(6,358,542)	(7,641,463)
Net increase (decrease)	3,281,331	2,128,778

Financial Highlights

Years ended February 28,	2003	2002	2001	2000 D	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.59	$ 24.77	$ 38.50	$ 25.67	$ 26.77
Income from Investment Operations
Net investment income (loss) B	.18	.24	.27	.37	.32
Net realized and unrealized gain (loss)	(4.29)	(1.81)	(12.10)	13.78	(.92)
Total from investment operations	(4.11)	(1.57)	(11.83)	14.15	(.60)
Distributions from net investment income	(.19)	(.25)	(.21)	(.24)	(.22)
Distributions from net realized gain	-	(.37)	(1.71)	(1.12)	(.52)
Total distributions	(.19)	(.62)	(1.92)	(1.36)	(.74)
Redemption fees added to paid in capital B	-	.01	.02	.04	.24
Net asset value, end of period	$ 18.29	$ 22.59	$ 24.77	$ 38.50	$ 25.67
Total Return A	(18.25)%	(6.19)%	(31.29)%	57.35%	(1.33)%
Ratios to Average Net Assets C
Expenses before expense reductions	.45%	.45%	.44%	.55%	.81%
Expenses net of voluntary waivers, if any	.30%	.25%	.25%	.27%	.31%
Expenses net of all reductions	.30%	.25%	.24%	.27%	.31%
Net investment income (loss)	.88%	1.05%	.88%	1.24%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 421,714	$ 446,777	$ 437,211	$ 458,782	$ 62,475
Portfolio turnover rate	18%	34%	45%	33%	29%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Life of fund
Spartan International Index	-17.65%	-26.19%	-18.19%
MSCI® EAFE®	-17.27%	-26.59%	-19.28%
International Funds Average	-19.06%	-23.83%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE ®) Index - a market capitalization-weighted index of over 900 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Life of fund
Spartan International Index	-17.65%	-5.89%	-3.71%
MSCI EAFE	-17.27%	-6.00%	-3.95%
International Funds Average	-19.06%	-5.59%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started. The chart shows what the value of your investment would have been, and also shows how the MSCI EAFE Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

3

Annual Report

Spartan International Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Jacques Perold became Portfolio Manager of Spartan International Index Fund on January 13, 2003.

Q. How did the fund perform, Jacques?

A. The fund fell 17.65% for the 12 months that ended February 28, 2003, closely tracking the 17.27% decline in its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The fund outperformed its peers, measured by the international funds average tracked by Lipper Inc., which lost 19.06% during the same period.

Q. How would you describe the stock market environment of the past 12 months?

A. Stock markets around the world suffered under the weight of economic weakness, sluggish corporate profits and political tensions. Even as interest rates remained low worldwide and stock valuations fell to increasingly attractive levels, investors didn't expect robust growth in the world's developed economies anytime soon. The murky economic picture deterred many would-be stock investors, as did fears that accounting irregularities might not be exclusively an American concern. Concerns about the increasing inevitability of war in Iraq also weighed on stocks. Facing so much uncertainty, investors generally preferred bonds, commodities and other securities that offered greater perceived safety. Europe's stock markets did particularly poorly during the past 12 months, while Asian markets such as Japan, Australia and Hong Kong lost considerable ground but outperformed their U.S. and European counterparts.

Q. How did fluctuations in world currency prices affect U.S. investors?

A. For U.S. investors in overseas stocks, the decline of the dollar against the euro, yen, pound and other world currencies represented a significant bright spot. The euro, for example, rose 25% versus the dollar. The dollar's relatively poor showing made foreign stocks, denominated in local currency, more valuable to investors here at home. The relative strength of European and Asian currencies helped mask otherwise poor stock performance - while the 17 percent decline in the MSCI EAFE Index was a significant disappointment, the disappointment would have been even greater had foreign currencies not been such strong performers.

Q. Can you cite some of the stocks that helped index performance?

A. In a tough environment for world stock markets, there weren't many. However, one was Japan's Nippon Telegraph and Telephone, the world's largest telecommunications company. NTT's stock price zigzagged during the past 12 months but ended the period in positive territory. Investors liked NTT's broadening global presence along with its lower-than-average debt load for a telecom business. Also in the telecom industry, KPN, a Dutch company offering voice- and data-communications services, was a strong performer, benefiting from its active cost-cutting efforts, increased profitability and debt-reduction successes. Nissan Motor, Japan's second-largest automaker, also performed well, thanks partly to strong sales in the U.S. Historically low interest rates encouraged American consumers to buy more automobiles. Finally, two tobacco conglomerates, Spain's Altadis and the U.K.'s Imperial Tobacco, helped boost index performance, as tobacco companies remained resilient in the face of a slow economy.

Q. Which stocks dragged down the index the most?

A. Reuters, a U.K. company and a leading provider of financial information, was one of the index's weak performers during the past year, losing more than three-quarters of its value. Reuters was hurt by the challenging business environment for its customers. Also dragging down index performance was HypoVereinsbank, a German bank company whose stock price fell along with the company's earnings. GlaxoSmithKline, a pharmaceutical maker, was another poor performer. The company's weak results stemmed from concerns about greater competition from generic drug manufacturers. In addition, an international oil conglomerate, BP, was hurt by anticipation of oil-price declines throughout much of the year - even though the prices increased sharply by period's end. Finally, Nokia, the world's leading mobile-phone maker, saw its stock price cut almost in half. Investors wondered whether the Finnish company could continue to realize rapid growth as cell phones become more and more universal.

Q. What's your outlook, Jacques?

A. With investors everywhere facing so much uncertainty, it's very difficult to make firm predictions about where the markets may be headed in the short term. Resolving the current tensions in Iraq and successfully implementing post-war economic reconstruction would help clarify the picture. Although global stock performance has been disappointing for several years now, there were some recent signs - including further cuts in interest rates in Europe and the continued strengthening of foreign currencies - that better times may lie ahead for international investors. I am hopeful that slow-but-steady worldwide economic growth, coupled with attractively valued securities, may lead to a more favorable long-term investment environment.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of foreign stock markets

Fund number: 399

Trading symbol: FSIIX

Start date: November 5, 1997

Size: as of February 28, 2003, more than
$327 million

Manager: Jacques Perold, since January 2003; joined Fidelity in 1986

3

Annual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil & Gas)	2.6	3.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3	1.9
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.0	2.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.0	2.0
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Banks)	1.9	1.9
TotalFinaElf SA Series B (France, Oil & Gas)	1.6	1.6
Nestle SA (Reg.) (Switzerland, Food Products)	1.6	1.6
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.6	1.7
Nokia Corp. (Finland, Communications Equipment)	1.3	1.1
Royal Bank of Scotland Group PLC (United Kingdom, Banks)	1.2	1.1
	18.1
Market Sectors as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	25.3
Consumer Discretionary	11.9	12.1
Health Care	9.7	9.5
Energy	8.7	9.3
Consumer Staples	8.2	8.9
Telecommunication Services	7.7	7.0
Industrials	7.2	8.4
Information Technology	6.0	5.9
Materials	5.6	6.0
Utilities	5.1	4.9
Geographic Diversification (% of fund's net assets)
As of February 28, 2003
United Kingdom	27.1%
Japan	21.9%
France	8.4%
Switzerland	7.9%
Germany	5.4%
Netherlands	5.2%
Australia	5.0%
Italy	3.8%
Spain	3.4%
Other	11.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of August 31, 2002
United Kingdom	27.2%
Japan	22.4%
France	8.6%
Switzerland	7.9%
Germany	6.5%
Netherlands	5.7%
Australia	4.4%
Italy	3.7%
Spain	3.0%
Other	10.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 28, 2003

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (Note 1)
Australia - 4.6%
Alumina Ltd.	70,659	$ 197,765
Amcor Ltd.	52,720	264,318
AMP Ltd.	70,898	301,965
Ansell Ltd. (a)	6,379	22,240
Aristocrat Leisure Ltd.	19,738	21,377
Australia & New Zealand Banking Group Ltd.	98,350	982,590
Australian Gas Light Co.	27,895	183,645
Australian Stock Exchange Ltd.	2,631	17,769
BHP Billiton Ltd.	243,793	1,357,273
BHP Steel Ltd.	54,657	114,733
Boral Ltd.	38,450	103,873
Brambles Industries Ltd.	62,021	161,136
BRL Hardy Ltd.	4,165	26,128
CFS Gandel Retail Trust	79,651	63,003
Coca-Cola Amatil Ltd.	26,925	93,217
Cochlear Ltd.	3,688	74,410
Coles Myer Ltd.	71,216	245,689
Commonwealth Bank of Australia	81,761	1,220,803
Commonwealth Property Office Fund	56,442	39,837
Computershare Ltd.	22,625	24,504
CSL Ltd.	9,919	84,433
CSR Ltd.	61,083	241,579
Deutsche Office Trust	85,563	56,746
Fosters Group Ltd.	129,902	341,448
Futuris Corp. Ltd.	33,604	30,056
General Property Trust	124,797	210,334
Goodman Fielder Ltd.	80,231	86,405
Harvey Norman Holdings Ltd.	34,020	46,574
Insurance Australia Group Ltd.	93,035	173,218
John Fairfax Holdings Ltd.	51,234	91,961
Leighton Holdings Ltd.	9,418	51,516
Lend Lease Corp. Ltd.	26,327	139,523
M.I.M. Holdings Ltd.	123,896	107,046
Macquarie Bank Ltd.	13,064	197,210
Macquarie Infrastructure Group	122,376	237,526
Mayne Group Ltd.	54,799	105,362
Mirvac Group	39,530	97,411
National Australia Bank Ltd.	101,638	1,787,223
Newcrest Mining Ltd.	15,715	56,893
News Corp. Ltd.	96,790	604,937
OneSteel Ltd.	17,779	18,390
Orica Ltd.	19,078	95,534
Origin Energy Ltd.	33,661	88,068
Paperlinx Ltd.	20,534	64,968
Patrick Corp. Ltd.	10,483	72,203
Principal Office Fund	41,997	35,263
Publishing & Broadcasting Ltd.	2,977	13,947
QBE Insurance Group Ltd.	35,633	175,615
Rio Tinto Ltd.	19,641	400,344
Santos Ltd.	38,643	137,547
Sonic Healthcare Ltd.	11,191	41,808

	Shares	Value (Note 1)
Southcorp Ltd.	39,171	$ 76,029
Stockland	51,169	151,310
Suncorp-Metway Ltd.	33,814	209,856
TAB Ltd.	20,489	39,145
Tabcorp Holdings Ltd.	23,646	143,874
Telstra Corp. Ltd.	137,806	335,392
Transurban Group unit	20,968	54,221
Wesfarmers Ltd.	23,081	357,691
Westfield Holdings Ltd.	27,512	210,083
Westfield Trust	131,816	259,859
Westfield Trust New	4,855	9,517
Westpac Banking Corp.	115,093	983,898
WMC Resources Ltd. (a)	70,659	168,530
Woodside Petroleum Ltd.	30,255	199,734
Woolworths Ltd.	65,737	462,773
TOTAL AUSTRALIA		15,069,275
Austria - 0.2%
Boehler-Uddeholm AG	390	19,490
Erste Bank der Oesterreichischen Sparkassen AG	1,690	113,329
Flughafen Wien AG	530	19,230
Mayr-Melnhof Karton AG	290	22,741
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	250	22,221
OMV AG	870	94,182
RHI AG (a)	250	2,214
Telekom Austria AG (a)	12,576	132,814
VA Technologie AG	690	10,804
voestalpine AG	1,382	33,056
Wienerberger AG	2,250	38,413
TOTAL AUSTRIA		508,494
Belgium - 0.9%
Agfa-Gevaert NV	6,890	148,729
Barco NV	359	18,608
Bekaert SA	1,053	37,239
Colruyt NV	1,066	63,369
Compagnie Maritime Belge SA (CMB)	187	9,907
D'ieteren SA	188	21,580
Delhaize Group	4,396	67,123
Dexia SA	41,778	382,115
Electrabel SA	1,967	494,907
Fortis	63,057	864,770
Fortis (strip VVPR) (a)	1,764	19
Groupe Bruxelles Lambert SA (GBL)	4,474	166,678
Interbrew SA	9,776	168,167
KBC Bancassurance Holding NV	5,929	179,524
Omega Pharma SA	937	14,469
Solvay SA	2,721	161,605
UCB SA	5,960	136,506
Umicore SA	854	34,896
TOTAL BELGIUM		2,970,211
Common Stocks - continued
	Shares	Value (Note 1)
Bermuda - 0.0%
SCMP Group Ltd.	52,200	$ 18,908
Denmark - 0.7%
Bang & Olufsen AS Series B	349	6,495
Carlsberg AS Series B	1,700	55,239
Coloplast AS Series B	924	59,376
D/S 1912 Series B	18	122,996
D/S Svenborg Series B	12	119,506
Danisco AS	3,927	119,894
Danske Bank AS	34,528	544,653
DSV de Sammensluttede Vognmaend AS	769	14,646
East Asiatic Co. Ltd. (a)	916	18,511
FLS Industries (a)	2,439	16,666
GN Store Nordic AS (a)	11,532	30,346
Group 4 Falck AS	4,547	71,725
H. Lundbeck AS	4,451	100,302
ISS AS (a)	2,954	89,544
Kobenhaven Lufthave AS	305	19,511
NEG Micon AS (a)	722	6,560
NKT Holding AS	1,500	15,483
Novo Nordisk AS Series B	17,035	490,373
Novozymes AS Series B	3,965	83,297
TDC AS	8,168	188,219
Topdanmark AS (a)	1,465	39,403
Vestas Wind Systems AS	6,922	38,342
William Demant Holding AS (a)	1,751	29,530
TOTAL DENMARK		2,280,617
Finland - 1.8%
Amer Group PLC (A Shares)	1,100	39,555
Elisa Communications Corp. (A Shares) (a)	9,200	56,627
Fortum Oyj	22,600	148,868
Instrumentarium Oyj	3,238	131,121
KCI Konecranes International PLC	500	11,095
Kesko Oyj	3,900	43,462
Kone Oyj (B Shares)	2,400	78,786
Metso Oyj	7,400	76,713
Nokia Corp.	305,500	4,041,764
Orion-Yhtyma Oyj (B Shares)	1,800	28,184
Outokumpu Oyj (A Shares)	6,125	51,193
Pohjola Group PLC (D Shares)	1,300	20,496
Rautaruukki Oyj (K Shares)	4,100	15,717
Sampo Oyj (A Shares)	18,100	113,363
Stora Enso Oyj (R Shares)	42,500	417,173
TietoEnator Oyj	4,800	66,346
UPM-Kymmene Corp.	15,400	442,350
Uponor Oyj	1,600	32,793
Wartsila Oyj (B Shares)	2,100	27,235
TOTAL FINLAND		5,842,841
France - 8.4%
Accor SA	14,434	444,217

	Shares	Value (Note 1)
Air France Compagnie (Reg. D)	3,776	$ 35,841
Alcatel SA (RFD)	69,363	491,784
Alstom SA (a)	14,212	44,966
Altran Technologies SA	3,101	8,639
Atos Origin SA (a)	939	28,097
Autoroutes du Sud de la France	5,140	132,045
Aventis SA (France)	43,405	1,955,829
AXA SA	86,061	1,053,860
BIC SA	1,963	62,744
BNP Paribas SA	51,867	2,150,729
Bouygues SA	10,923	265,864
Business Objects SA (a)	3,597	61,176
Cap Gemini SA	6,449	169,224
Carrefour SA	37,350	1,417,684
Casino Guichard Perrachon et Compagnie	2,313	132,378
Club Mediterranee SA (a)	520	12,348
Compagnie de St. Gobain	19,605	593,408
Dassault Systemes SA	2,900	66,577
Essilor International SA	5,889	228,933
France Telecom SA	26,083	579,087
Groupe Danone	7,933	940,596
Imerys	451	48,117
L'Air Liquide SA	6,249	803,685
L'Oreal SA	21,910	1,417,205
Lafarge SA (Bearer)	8,348	486,788
Lagardere S.C.A. (Reg.)	8,502	313,527
Louis Vuitton Moet Hennessy (LVMH)	13,784	570,380
Michelin SA (Compagnie Generale des Etablissements) Series B	8,136	264,448
Pechiney SA Series A	4,050	102,775
Pernod-Ricard	3,287	255,029
Peugeot Citroen SA	11,534	510,655
Pinault Printemps-Redoute SA	4,309	276,858
Publicis Groupe SA	5,552	100,242
Renault SA	9,714	411,405
Sagem SA	667	43,324
Sanofi-Synthelabo SA	24,961	1,337,464
Schneider Electric SA	12,760	556,116
Societe Generale Series A	18,648	1,002,825
Sodexho Alliance SA	5,152	123,340
Suez SA (France)	55,235	724,693
Technip-Coflexip SA	1,124	72,825
Television Francaise 1 SA	7,693	176,281
Thales SA	3,739	85,839
Thomson SA (a)	10,959	153,843
TotalFinaElf SA:
(strip VVPR) (a)	774	8
Series B	40,461	5,320,621
Unibail (Reg.)	2,551	160,599
Valeo SA	4,672	132,887
Vinci SA	4,200	249,672
Vivendi Universal SA	60,789	854,672
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Wanadoo (a)	23,924	$ 119,871
Zodiac SA	1,916	36,000
TOTAL FRANCE		27,588,020
Germany - 5.2%
Adidas-Salomon AG	2,750	221,620
Aixtron AG	1,950	5,875
Allianz AG (Reg.)	11,573	830,558
Altana AG	4,500	186,695
BASF AG	34,300	1,252,654
Bayer AG	43,050	569,472
Bayerische Hypo-und Vereinsbank AG	21,164	203,400
Beiersdorf AG	1,900	206,608
Buderus AG	2,500	66,141
Continental AG (a)	6,200	98,551
DaimlerChrysler AG (Reg.)	55,737	1,703,880
Deutsche Bank AG	36,311	1,477,858
Deutsche Boerse AG	4,050	157,092
Deutsche Lufthansa AG (Reg.) (a)	11,300	95,910
Deutsche Post AG	25,250	257,393
Deutsche Telekom AG (Reg.)	130,256	1,494,037
Douglas Holding AG	1,210	17,835
E.On AG	37,980	1,624,103
Epcos AG (a)	2,900	32,099
Fresenius Medical Care AG	2,200	93,150
Gehe AG	1,725	65,196
HeidelbergCement AG	1,265	30,339
HeidelbergCement AG:
(strip VVPR) (a)	230	2
(Brussels)	230	5,712
Infineon Technologies AG (a)	23,350	148,513
Karstadt Quelle AG	2,050	26,653
Linde AG	5,383	154,563
MAN AG	5,950	86,546
Merck KGaA (a)	2,600	62,890
Metro AG	9,480	178,123
MLP AG	2,500	18,978
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	6,582	594,051
RWE AG	22,900	506,441
SAP AG	12,700	1,063,665
Schering AG	11,100	416,046
Siemens AG (Reg.)	51,900	2,061,306
Thyssen Krupp AG	20,950	201,570
TUI AG	8,243	82,158
Volkswagen AG	13,950	558,871
WCM Beteiligungs-und Grundbesitz AG (a)	8,966	19,170
TOTAL GERMANY		16,875,724

	Shares	Value (Note 1)
Greece - 0.4%
Alpha Bank AE	9,820	$ 115,161
Aluminium of Greece SA	450	8,747
Bank of Piraeus (Reg.)	6,600	37,203
Coca-Cola Hellenic Bottlng Co. SA (Bearer)	6,860	96,894
Commercial Bank of Greece	4,950	62,967
EFG Eurobank Ergasias SA	9,240	101,973
Folli Follie SA	550	6,652
Greek Organization of Football Prognostics SA	5,225	49,087
Hellenic Petroleum SA	6,420	33,138
Hellenic Technodomiki Tev SA	5,200	33,354
Hellenic Telecommunication Organization SA (OTE)	20,670	225,437
Intracom SA (Reg.)	5,790	25,635
National Bank of Greece SA	9,340	110,742
Papastratos Cigarette Co.	670	13,009
Public Power Corp. of Greece	4,690	72,118
Technical Olympic SA (Reg.)	2,910	8,673
Titan Cement Co. (Reg.)	2,150	82,002
Viohalco SA	7,560	23,675
Vodafone Panafon SA	10,610	55,453
TOTAL GREECE		1,161,920
Hong Kong - 1.6%
ASM Pacific Technology Ltd.	10,000	22,952
Bank of East Asia Ltd.	86,322	161,043
BOC Hong Kong Holdings Ltd.	158,000	162,071
Cathay Pacific Airways Ltd.	63,000	88,049
Cheung Kong Holdings Ltd.	94,000	590,585
Cheung Kong Infrastructure Holdings Ltd.	24,000	43,698
CLP Holdings Ltd.	111,600	457,902
Esprit Holdings Ltd.	33,085	65,542
Giordano International Ltd.	66,662	20,087
Hang Lung Properties Ltd.	62,000	56,443
Hang Seng Bank Ltd.	48,100	525,772
Henderson Land Development Co. Ltd.	40,000	113,604
Hong Kong & China Gas Co. Ltd.	226,712	279,064
Hong Kong Electric Holdings Ltd.	86,000	328,053
Hong Kong Exchanges & Clearing Ltd.	58,000	67,675
Hutchison Whampoa Ltd.	147,200	881,420
Hysan Development Ltd.	37,042	28,497
Johnson Electric Holdings Ltd.	89,000	99,281
Li & Fung Ltd.	104,000	102,012
MTR Corp. Ltd.	78,526	87,094
New World Development Co. Ltd.	78,362	35,669
PCCW Ltd. (a)	104,032	68,696
QPL International Holdings Ltd. warrants 1/28/04 (a)	1,600	15
Shangri-La Asia Ltd.	56,000	40,210
Sino Land Co.	97,357	29,335
Sun Hung Kai Properties Ltd.	82,215	462,779
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
Swire Pacific Ltd. (A Shares)	59,000	$ 249,646
Television Broadcasts Ltd.	17,000	51,769
Wharf Holdings Ltd.	77,228	158,436
TOTAL HONG KONG		5,277,399
Ireland - 0.7%
Allied Irish Banks PLC	57,690	731,794
Bank of Ireland	65,711	727,320
CRH PLC	34,326	422,563
DCC PLC (Ireland)	5,178	53,398
Elan Corp. PLC (a)	19,073	63,848
Greencore Group PLC	4,835	12,165
Independent News & Media PLC (Ireland)	22,066	32,168
Irish Life & Permanent PLC	17,867	175,572
Kerry Group PLC Class A	8,262	100,369
Ryanair Holdings PLC (a)	20,709	132,387
Waterford Wedgwood PLC unit	17,801	5,575
TOTAL IRELAND		2,457,159
Italy - 3.6%
ACEA Spa	3,521	14,220
Alitalia Linee Aeree Italiane Class A (a)	76,082	18,650
Alleanza Assicurazioni Spa	29,870	253,654
Arnoldo Mondadori Editore Spa	7,322	43,977
Assicurazioni Generali Spa	66,281	1,668,379
Autogrill Spa (a)	6,172	54,652
Banca di Roma Spa	67,587	83,202
Banca Fideuram Spa	20,243	82,847
Banca Intesa Spa	217,354	503,452
Banca Monte dei Paschi di Siena Spa	53,540	127,136
Banca Nazionale del Lavoro (BNL) (a)	109,756	131,913
Banca Popolare di Milano (a)	19,258	75,073
Benetton Group Spa	3,165	21,703
Bulgari Spa	6,685	30,117
Enel Spa	129,949	764,072
ENI Spa	177,406	2,629,707
Fiat Spa	15,716	122,683
Fineco Spa (a)	73,358	28,779
Gruppo Editoriale L'espresso Spa	11,600	40,460
Italcementi Spa	4,001	37,057
Italgas Spa	12,682	174,990
Luxottica Group Spa	8,558	98,698
Mediaset Spa	36,167	262,566
Mediobanca Spa	27,285	265,173
Mediolanum Spa	14,130	59,858
Parmalat Finanziaria Spa	27,858	45,996
Pirelli Spa	53,454	46,293
Riunione Adriatica di Sicurta Spa (RAS)	20,827	256,611
San Paolo IMI Spa	54,174	379,722
Seat Pagine Gialle Spa (a)	321,555	211,047
Snam Rete Gas Spa	50,994	181,057
Snia Spa (a)	15,477	28,913

	Shares	Value (Note 1)
Snia Spa New (a)	2,062	$ 3,703
Telecom Italia Mobile Spa (TIM)	232,411	1,049,051
Telecom Italia Spa	156,571	1,087,479
Tiscali Spa (a)	8,826	39,133
Unicredito Italiano Spa	210,732	845,382
TOTAL ITALY		11,767,405
Japan - 21.1%
77 Bank Ltd.	22,000	79,526
Acom Co. Ltd.	4,800	157,663
Aderans Co. Ltd.	1,000	18,836
Advantest Corp.	4,500	195,429
Aeon Co. Ltd.	15,000	302,222
Aiful Corp.	2,800	105,481
Ajinomoto Co., Inc.	35,000	371,259
All Nippon Airways Co. Ltd. (a)	28,000	51,911
Alps Electric Co. Ltd.	10,000	122,243
Amada Co. Ltd.	13,000	39,619
Amano Corp.	2,000	12,089
Aoyama Trading Co. Ltd.	3,100	43,826
Asahi Breweries Ltd.	25,000	166,984
Asahi Glass Co. Ltd.	48,000	303,543
Asahi Kasei Corp.	78,000	218,565
Asatsu-DK, Inc.	2,000	33,524
Ashikaga Bank Ltd. (a)	40,000	42,667
Autobacs Seven Co. Ltd.	1,600	34,269
Bank of Fukuoka Ltd.	33,000	133,816
Bank of Yokohama Ltd.	60,000	220,444
Banyu Pharmaceutical Co. Ltd.	8,000	94,544
BellSystem24, Inc.	70	11,076
Benesse Corp.	3,600	42,667
Bridgestone Corp.	38,000	429,460
Canon, Inc.	55,000	1,977,250
Capcom Co. Ltd.	2,700	31,291
Casio Computer Co. Ltd.	13,000	75,606
Central Japan Railway Co.	58	353,524
Chiba Bank Ltd.	41,000	127,729
Chubu Electric Power Co., Inc.	39,200	720,118
Chugai Pharmaceutical Co. Ltd.	15,000	136,762
Citizen Watch Co. Ltd.	17,000	87,501
Credit Saison Co. Ltd.	7,600	135,755
CSK Corp.	4,100	78,095
Dai Nippon Printing Co. Ltd.	45,000	454,857
Daicel Chemical Industries Ltd.	14,000	45,630
Daiei, Inc. (a)	16,500	18,019
Daifuku Co. Ltd.	5,000	17,651
Daiichi Pharmaceutical Co. Ltd.	15,000	201,143
Daikin Industries Ltd.	10,000	160,000
Dainippon Ink & Chemicals, Inc. (a)	40,000	71,450
Daito Trust Construction Co.	5,300	103,420
Daiwa House Industry Co. Ltd.	28,000	159,289
Daiwa Securities Group, Inc.	72,000	348,038
Denki Kagaku Kogyo Kabushiki Kaisha	29,000	75,615
Denso Corp.	30,700	459,753
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Dentsu, Inc.	17	$ 52,961
Dowa Mining Co. Ltd.	17,000	63,898
East Japan Railway Co.	201	927,365
Ebara Corp.	17,000	54,832
Eisai Co. Ltd.	15,000	292,064
FamilyMart Co. Ltd.	3,700	60,140
Fanuc Ltd.	7,000	305,185
Fast Retailing Co. Ltd.	3,800	101,333
Fuji Electric Co. Ltd.	33,000	58,667
Fuji Machine Manufacturing Co. Ltd.	2,000	16,237
Fuji Photo Film Co. Ltd.	28,000	888,889
Fuji Soft ABC, Inc.	1,700	29,503
Fuji Television Network, Inc.	15	52,698
Fujikura Ltd.	17,000	42,743
Fujisawa Pharmaceutical Co. Ltd.	15,000	294,603
Fujitsu Ltd.	102,000	308,267
Furukawa Electric Co. Ltd.	32,000	73,414
Gunma Bank Ltd.	24,000	97,117
Hankyu Department Stores, Inc. (a)	6,000	30,883
Hino Motors Ltd.	5,000	19,767
Hirose Electric Co. Ltd.	1,900	134,629
Hitachi Ltd.	203,000	851,991
Hitachi Software Engineerng Co. Ltd.	1,400	27,496
Hitachi Zosen Corp. (a)	22,000	10,430
Hokuriku Bank Ltd. (a)	31,000	41,989
Honda Motor Co. Ltd.	41,300	1,517,362
House Foods Corp.	4,000	38,265
Hoya Corp.	6,600	424,076
Isetan Co. Ltd.	10,000	66,201
Ishikawajima-Harima Heavy Industries Co. Ltd.	74,000	74,548
Ito En Ltd.	1,600	49,846
Ito-Yokado Co. Ltd.	22,000	582,942
Itochu Corp.	85,000	202,921
ITOCHU TECHNO-SCIENCE Corp. (CTC) (a)	1,700	30,366
Japan Airlines System Corp. (a)	44,000	96,847
Japan Tobacco, Inc.	46	274,540
JFE Holdings, Inc. (a)	29,175	424,072
JGC Corp.	14,000	94,696
Joyo Bank Ltd.	47,000	129,710
JSR Corp.	11,000	111,280
Kajima Corp.	49,000	98,311
Kamigumi Co. Ltd.	14,000	65,067
Kanebo Ltd. (a)	27,000	29,029
Kaneka Corp.	16,000	76,258
Kansai Electric Power Co., Inc.	42,300	642,065
Kao Corp.	36,000	760,381
Katokichi Co. Ltd.	2,000	31,797
Kawasaki Heavy Industries Ltd. (a)	82,000	71,501
Kawasaki Kisen Kaisha Ltd.	11,000	24,305
Keihin Electric Express Railway Co. Ltd.	40,000	185,905
Keio Electric Railway Co. Ltd.	35,000	162,667

	Shares	Value (Note 1)
Keyence Corp.	1,900	$ 308,986
Kikkoman Corp.	11,000	73,845
Kinden Corp.	8,000	27,903
Kinki Nippon Railway Co. Ltd. (a)	119,000	269,985
Kirin Brewery Co. Ltd.	45,000	333,333
Kokuyo Co. Ltd.	5,000	42,963
Komatsu Ltd.	62,000	238,290
Komori Corp.	3,000	27,683
Konami Corp. (a)	5,800	119,560
Konica Corp.	15,000	120,508
Koyo Seiko Co. Ltd.	7,000	34,133
Kubota Corp.	59,000	151,340
Kuraray Co. Ltd.	24,000	139,784
Kurita Water Industries Ltd.	7,000	61,215
Kyocera Corp.	10,300	541,780
Kyowa Exeo Corp.	4,000	11,310
Kyowa Hakko Kogyo Co. Ltd.	19,000	80,584
Kyushu Electric Power Co., Inc. (a)	24,200	356,060
Lawson, Inc.	4,200	101,511
Mabuchi Motor Co. Ltd. (a)	1,800	136,686
Makita Corp.	5,000	33,439
Marubeni Corp. (a)	76,000	74,633
Marui Co. Ltd.	20,000	164,402
Matsushita Electric Industrial Co. Ltd.	144,689	1,287,732
Matsushita Electric Works Co. Ltd.	27,000	155,886
Meiji Dairies Corp.	10,000	31,407
Meiji Seika Kaisha Ltd.	21,000	64,711
Meitec Corp.	2,400	56,686
Millea Holdings, Inc. (a)	89	617,067
Minebea Co. Ltd.	21,000	85,867
Mitsubishi Chemical Corp. (a)	103,000	190,087
Mitsubishi Corp. (a)	64,000	428,563
Mitsubishi Electric Corp. (a)	105,000	280,889
Mitsubishi Estate Co. Ltd.	58,000	402,133
Mitsubishi Gas Chemical Co., Inc. (a)	21,000	35,200
Mitsubishi Heavy Industries Ltd.	180,000	492,190
Mitsubishi Logistics Corp.	6,000	33,168
Mitsubishi Materials Corp. (a)	61,000	68,165
Mitsubishi Rayon Co. Ltd. (a)	34,000	79,729
Mitsubishi Tokyo Finance Group, Inc. (MTFG)	232	1,027,760
Mitsui & Co. Ltd.	77,000	413,926
Mitsui Chemicals, Inc.	33,000	126,832
Mitsui Engineering & Shipbuilding Co. (a)	12,000	9,346
Mitsui Fudosan Co. Ltd.	46,000	301,799
Mitsui Mining & Smelting Co. Ltd.	36,000	97,524
Mitsui O.S.K Lines Ltd.	49,000	120,296
Mitsui Sumitomo Insurance Co. Ltd.	79,610	373,367
Mitsui Trust Holdings, Inc.	27,000	48,000
Mitsukoshi Ltd.	22,000	53,824
Mizuho Holdings, Inc.	367	326,222
Mori Seiki Co. Ltd.	4,000	21,706
Murata Manufacturing Co. Ltd.	14,700	557,511
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Namco Ltd.	2,200	$ 35,200
NEC Corp.	91,000	338,963
Net One Systems Co. Ltd.	9	40,533
NGK Insulators Ltd.	18,000	90,362
NGK Spark Plug Co. Ltd.	11,000	78,222
Nichirei Corp.	17,000	51,090
Nidec Corp.	2,100	116,089
Nikko Cordial Corp.	84,000	302,222
Nikon Corp. (a)	17,000	131,683
Nintendo Co. Ltd.	6,300	502,933
Nippon COMSYS Corp.	6,000	21,435
Nippon Express Co. Ltd.	47,000	185,812
Nippon Meat Packers, Inc.	11,000	111,374
Nippon Mining Holdings, Inc.	25,000	41,481
Nippon Oil Corp.	88,000	374,722
Nippon Sanso KK	12,000	35,556
Nippon Sheet Glass Co. Ltd.	17,000	34,828
Nippon Shokubai Co. Ltd.	11,000	52,055
Nippon Steel Corp.	330,000	452,571
Nippon Telegraph & Telephone Corp.	335	1,212,030
Nippon Unipac Holding	58	230,281
Nippon Yusen Kabushiki Kaisha	61,000	222,053
Nishimatsu Construction	12,000	34,844
Nissan Motor Co. Ltd.	142,000	1,066,277
Nisshin Seifun Group, Inc.	11,000	79,060
Nisshinbo Industries, Inc.	8,000	29,867
Nissin Food Products Co. Ltd.	5,400	108,343
Nitto Denko Corp.	8,200	230,468
Nomura Holdings, Inc.	116,000	1,364,995
NSK Ltd.	29,000	82,734
NTN Corp. (a)	26,000	106,971
NTT Data Corp. (a)	83	233,981
NTT DoCoMo, Inc.	1,134	2,140,800
Obayashi Corp.	38,000	90,717
Obic Co. Ltd.	300	49,244
Oji Paper Co. Ltd.	53,000	219,852
Oki Electric Industry Co. Ltd. (a)	14,000	28,919
Okumura Corp.	12,000	44,394
Olympus Optical Co. Ltd.	14,000	226,370
Omron Corp.	14,000	226,370
Onward Kashiyama Co. Ltd.	6,000	45,359
Oracle Corp. Japan	2,200	61,460
Oriental Land Co. Ltd.	2,900	148,529
ORIX Corp.	4,900	270,459
Osaka Gas Co. Ltd.	125,000	318,519
Pioneer Corp.	9,200	199,382
Promise Co. Ltd.	5,200	169,922
QP Corp.	7,000	50,311
Resona Holdings, Inc. (a)	253,000	122,083
Ricoh Co. Ltd.	43,000	650,142
Rohm Co. Ltd.	6,700	768,550
Saizeriya Co. Ltd.	300	3,050

	Shares	Value (Note 1)
Sankyo Co. Ltd.	23,000	$ 307,251
Sanrio Co. Ltd. (a)	3,000	15,314
Sanyo Electric Co. Ltd.	98,000	268,800
Sapporo Breweries Ltd.	17,000	33,101
Secom Co. Ltd.	14,500	412,444
SEGA Corp. (a)	6,500	40,720
Seino Transportation Co. Ltd.	2,000	12,529
Seiyu Ltd. (a)	10,000	22,519
Sekisui Chemical Co. Ltd.	28,000	70,163
Sekisui House Ltd.	33,000	232,990
Seven Eleven Japan Co. Ltd.	23,000	538,370
Sharp Corp.	56,000	608,711
Shimachu Co. Ltd.	3,100	56,423
Shimamura Co. Ltd.	1,100	57,177
SHIMANO, Inc.	5,100	66,921
SHIMIZU Corp.	36,000	88,686
Shin-Etsu Chemical Co. Ltd.	22,500	737,143
Shionogi & Co. Ltd.	18,000	261,638
Shiseido Co. Ltd.	22,000	255,340
Shizuoka Bank Ltd.	38,000	237,731
Showa Denko KK	62,000	87,653
Showa Shell Sekiyu K.K. Co.	8,000	52,893
Skylark Co. Ltd.	6,000	74,108
SMC Corp.	3,100	237,503
Snow Brand Milk Products Co. Ltd. (a)	8,000	12,935
Softbank Corp.	12,100	160,002
Sompo Japan Insurance, Inc.	46,000	227,810
Sony Corp.	56,800	2,156,696
Stanley Electric Co. Ltd.	9,000	111,238
Sumitomo Chemical Co. Ltd.	68,000	230,265
Sumitomo Corp.	44,000	206,358
Sumitomo Electric Industries Ltd.	36,000	231,619
Sumitomo Forestry Co. Ltd.	6,000	29,359
Sumitomo Heavy Industries Ltd. (a)	25,000	17,566
Sumitomo Metal Industries Ltd. (a)	199,000	87,602
Sumitomo Metal Mining Co. Ltd.	32,000	118,925
Sumitomo Mitsui Financial Group, Inc.	232	542,070
Sumitomo Osaka Cement Co. Ltd.	17,000	26,480
Sumitomo Realty & Development Co. Ltd.	19,000	73,668
Sumitomo Trust & Banking Ltd.	55,000	192,296
Suzuken Co. Ltd.	2,300	55,881
Taiheiyo Cement Corp.	51,000	85,054
Taisei Corp.	54,000	101,486
Taisho Pharmaceutical Co. Ltd.	11,000	160,914
Taiyo Yuden Co. Ltd.	7,000	64,770
Takara Holdings, Inc.	12,000	60,546
Takashimaya Co. Ltd.	15,000	61,714
Takeda Chemical Industries Ltd.	51,500	1,900,868
Takefuji Corp.	4,810	238,617
TDK Corp.	7,400	315,107
Teijin Ltd.	51,000	126,933
Teikoku Oil Co. Ltd.	12,000	45,816
Terumo Corp.	11,700	181,455
The Daimaru, Inc.	11,000	37,249
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
THK Co. Ltd.	6,600	$ 67,048
TIS, Inc.	2,000	27,869
Tobu Railway Co. Ltd. (a)	73,000	199,611
Toda Corp.	13,000	21,350
Toho Co. Ltd.	8,900	81,974
Tohoku Electric Power Co., Inc.	27,000	391,543
Tokyo Broadcasting System, Inc.	2,000	24,889
Tokyo Electric Power Co.	72,000	1,386,667
Tokyo Electron Ltd.	9,500	433,481
Tokyo Gas Co. Ltd.	158,000	478,849
Tokyo Style Co. Ltd.	5,000	46,180
Tokyu Corp.	64,000	209,676
TonenGeneral Sekiyu KK	19,000	115,488
Toppan Printing Co. Ltd.	36,000	248,076
Toray Industries, Inc.	76,000	165,994
Toshiba Corp. (a)	176,000	512,542
Tosoh Corp.	33,000	77,663
Tostem Inax Holding Corp.	15,664	193,471
Toto Ltd.	21,000	98,844
Toyo Seikan Kaisha Ltd.	9,000	99,810
Toyobo Co. Ltd.	29,000	44,436
Toyoda Gosei Co. Ltd.	2,000	37,926
Toyota Industries Corp.	9,000	134,629
Toyota Motor Corp.	151,200	3,589,488
Trans Cosmos, Inc.	1,000	9,905
Trend Micro, Inc. (a)	5,500	91,399
Ube Industries Ltd. (a)	51,000	61,308
UFJ Holdings, Inc.	209	245,934
Uni-Charm Corp.	2,600	98,828
Uny Co. Ltd.	9,000	71,086
Ushio, Inc.	7,000	71,941
Wacoal Corp.	6,000	45,511
West Japan Railway Co.	63	204,267
World Co. Ltd.	2,300	43,615
Yakult Honsha Co. Ltd.	9,000	110,552
Yamada Denki Co. Ltd.	4,600	92,876
Yamaha Corp.	10,000	112,677
Yamaha Motor Co. Ltd.	8,000	62,781
Yamaichi Securities Co. Ltd. (a)	3,000	0
Yamanouchi Pharmaceutical Co. Ltd.	21,000	572,444
Yamato Transport Co. Ltd.	25,000	317,460
Yamazaki Baking Co. Ltd.	8,000	45,172
Yokogawa Electric Corp.	24,000	163,759
TOTAL JAPAN		68,989,657
Luxembourg - 0.1%
Arcelor SA (a)	21,697	217,660
Netherlands - 5.2%
ABN AMRO Holding NV	92,519	1,473,623
Aegon NV	81,092	871,294
Akzo Nobel NV	18,115	392,990
ASML Holding NV (a)	28,954	209,169

	Shares	Value (Note 1)
Buhrmann NV	6,470	$ 17,956
EADS NV	18,415	160,475
Getronics NV (a)	13,464	1,745
Hagemeyer NV	5,819	28,465
Heineken NV (Bearer)	12,170	435,650
IHC Caland NV	1,684	75,012
ING Groep NV (Certificaten Van Aandelen)	110,407	1,496,249
James Hardie Industries NV	26,292	105,903
KLM Royal Dutch Airlines NV	1,574	10,963
Koninklijke Ahold NV	41,309	156,126
Koninklijke KPN NV (a)	110,026	730,691
Koninklijke Numico NV (Certificaten Van Aandelen)	8,735	46,219
Koninklijke Philips Electronics NV	85,618	1,431,197
Oce NV	4,337	39,199
QIAGEN NV (a)	6,736	39,424
Reed Elsevier NV	39,226	403,674
Royal Dutch Petroleum Co. (Hague Registry)	132,421	5,253,141
STMicroelectronics NV	36,507	676,089
TPG NV	21,438	300,948
Unilever NV (Certificaten Van Aandelen)	36,714	2,085,359
Vedior NV (Certificaten Van Aandelen)	5,678	24,526
Vendex KBB NV	4,996	36,038
VNU NV	13,663	301,129
Wolters Kluwer NV (Certificaten Van Aandelen)	16,480	228,322
TOTAL NETHERLANDS		17,031,576
New Zealand - 0.2%
Auckland International Airport Ltd.	15,510	47,381
Carter Holt Harvey Ltd.	62,526	60,521
Contact Energy Ltd.	19,800	48,744
Fisher & Paykel Appliances Holdings Ltd.	2,263	12,206
Fisher & Paykel Healthcare Corp.	4,719	25,611
Fletcher Building Ltd.	21,510	42,603
Fletcher Challenge Forests (a)	5,936	3,421
Fletcher Challenge Forests (PN) (a)	11,872	6,842
Independent Newspapers Ltd.	5,835	10,284
Sky City Entertainment Group Ltd.	14,941	73,146
Telecom Corp. of New Zealand Ltd.	113,056	266,303
The Warehouse Group Ltd.	10,165	31,621
TOTAL NEW ZEALAND		628,683
Norway - 0.4%
Bergesen dy ASA:
(A Shares)	1,400	27,011
(B Shares)	800	12,974
DnB Holding ASA	26,500	100,403
Frontline Ltd.	2,750	29,220
Gjensidige NOR ASA	3,450	86,820
Kvaerner ASA (a)	17,421	7,063
Merkantildata ASA (a)(c)	8,750	5,383
Norsk Hydro AS	11,100	425,986
Common Stocks - continued
	Shares	Value (Note 1)
Norway - continued
Norske Skogindustrier AS (A Shares)	7,100	$ 90,826
Orkla ASA (A Shares)	12,221	170,859
Schibsted AS (B Shares)	3,200	31,093
Smedvig ASA (A Shares)	2,650	11,448
Statoil ASA	27,900	214,534
Storebrand ASA (A Shares) (a)	8,850	26,107
Tandberg ASA	7,650	36,364
Telenor ASA	30,700	104,298
Tomra Systems AS	11,500	46,465
TOTAL NORWAY		1,426,854
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	95,117	160,231
Banco Espirito Santo SA (BES) (Reg.)	7,120	93,031
BPI-SGPS SA	21,657	50,281
Brisa Auto-Estradas de Portugal SA	20,125	109,312
Cimpor-Cimentos de Portugal SGPS SA	1,703	29,516
Electricidade de Portugal SA	153,101	234,763
Jeronimo Martins SGPS SA (a)	2,627	17,645
Portugal Telecom SGPS SA (Reg.)	59,645	383,226
PT Multimedia SGPS SA (a)	2,393	28,425
Sonae SGPS SA (a)	50,200	20,057
TOTAL PORTUGAL		1,126,487
Singapore - 0.8%
Allgreen Properties Ltd.	15,000	7,299
CapitaLand Ltd.	67,000	39,737
Chartered Semiconductor Manufacturing Ltd. (a)	82,800	33,851
City Developments Ltd.	31,000	66,404
Creative Technology Ltd.	4,000	25,336
Cycle & Carriage Ltd.	3,878	8,084
DBS Group Holdings Ltd.	70,327	388,760
Fraser & Neave Ltd.	14,400	66,335
Haw Par Corp. Ltd.	10,132	20,186
Hotel Properties Ltd.	11,000	6,112
Keppel Corp. Ltd.	35,000	83,437
Keppel Land Ltd.	26,000	19,313
Neptune Orient Lines Ltd. (a)	55,000	28,186
Oversea-Chinese Banking Corp. Ltd.	60,824	308,209
Overseas Union Enterprises Ltd.	6,000	20,384
Parkway Holdings Ltd.	22,000	9,311
Sembcorp Industries Ltd.	63,969	36,098
Sembcorp Logistics Ltd.	20,000	19,578
Singapore Airlines Ltd.	36,000	195,894
Singapore Exchange Ltd.	54,000	38,557
Singapore Press Holdings Ltd.	22,048	231,062
Singapore Technologies Engineering Ltd.	91,000	88,556
Singapore Telecommunications Ltd.	408,000	305,416
ST Assembly Test Services Ltd. (a)	8,000	5,712
United Overseas Bank Ltd.	73,616	440,852
United Overseas Land Ltd.	15,000	14,424

	Shares	Value (Note 1)
Venture Corp. Ltd.	14,000	$ 108,024
Wing Tai Holdings Ltd.	39,000	11,004
TOTAL SINGAPORE		2,626,121
Spain - 3.4%
Acerinox SA (Reg.)	2,904	113,049
Acesa Infraestructuras SA	14,148	178,291
Actividades de Construccion y Servicios SA (ACS)	2,571	88,897
Aguas de Barcelona SA	3,993	39,496
Aguas de Barcelona SA (RFD) (a)	39	379
Altadis SA (Spain)	17,987	427,118
Amadeus Global Travel Distribution SA Series A	11,843	54,608
Banco Bilbao Vizcaya Argentaria SA	195,593	1,670,680
Banco Santander Central Hispano SA	276,023	1,773,477
Corporacion Mapfre SA (Reg.)	4,222	34,467
Endesa SA	60,675	727,271
Fomento Construcciones y Contratas SA (FOCSA)	2,723	64,219
Gas Natural SDG SA Series E	12,901	253,547
Grupo Acciona SA	1,441	68,467
Grupo Dragados SA	9,018	171,293
Grupo Ferrovial SA	4,231	111,663
Iberdrola SA	46,979	721,384
Iberia Lineas Aereas de Espana SA	21,272	29,862
Inditex SA	13,829	334,505
Metrovacesa SA	2,371	64,648
NH Hoteles SA (a)	4,857	41,434
Promotora de Informaciones SA (PRISA)	4,361	27,690
Repsol YPF SA	56,952	799,495
Sol Melia SA	5,721	19,089
Telefonica Publicidad e Informacion SA	7,549	26,982
Telefonica SA	299,033	2,906,197
TelePizza SA (a)	7,620	7,406
Terra Networks SA (a)	26,555	129,326
Union Fenosa SA	13,359	169,214
Vallehermoso SA	6,722	65,982
Zeltia SA	6,708	40,927
TOTAL SPAIN		11,161,063
Sweden - 2.0%
ABB Ltd. (Sweden) (a)	4,024	8,526
Assa Abloy AB (B Shares)	19,600	178,796
Atlas Copco AB:
(A Shares)	7,585	161,151
(B Shares)	3,885	77,511
Drott AB (B Shares)	4,700	52,833
Electrolux AB (B Shares)	20,800	361,124
Eniro AB	9,700	61,655
Gambro AB:
(A Shares)	10,500	43,999
(B Shares)	5,800	24,236
Hennes & Mauritz AB (H&M) (B Shares)	31,200	659,204
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
Hoganas AB (A Shares)	1,200	$ 19,633
Holmen AB (B Shares)	3,500	85,690
Modern Times Group AB (MTG) (B Shares) (a)	2,950	21,008
Nordea AB	146,778	640,967
OM AB	3,500	15,490
Sandvik AB	14,000	324,635
SAPA AB	900	15,308
SAS AB (a)	2,800	10,415
Securitas AB (B Shares)	19,400	196,382
Skandia Foersaekrings AB	58,400	116,859
Skandinaviska Enskilda Banken (A Shares)	30,980	275,315
Skanska AB (B Shares)	26,500	136,622
SKF AB:
(A Shares)	1,400	37,078
(B Shares)	4,800	126,841
SSAB Swedish Steel AB (A Shares)	3,800	46,294
Svenska Cellulosa AB (SCA) (B Shares)	12,600	389,315
Svenska Handelsbanken AB:
(A Shares)	35,800	495,133
(B Shares)	2,200	29,132
Swedish Match Co.	24,208	182,364
Tele2 AB (B Shares) (a)	5,900	170,492
Telefonaktiebolaget LM Ericsson (B Shares) (a)	1,002,600	650,687
TeliaSonera AB	124,299	418,441
Trelleborg AB (B Shares)	3,200	26,366
Volvo AB:
(A Shares)	5,740	96,278
(B Shares)	13,360	234,311
WM-Data AB (B Shares)	16,200	13,443
TOTAL SWEDEN		6,403,534
Switzerland - 7.9%
ABB Ltd. (Switzerland) (Reg.) (a)	57,088	118,630
Adecco SA	8,500	257,090
Centerpulse AG (Reg.) (a)	700	135,108
Ciba Specialty Chemicals, Inc.	4,400	286,175
Clariant AG (Reg.)	8,400	61,622
Compagnie Financiere Richemont unit	34,100	553,518
Credit Suisse Group (Reg.)	77,160	1,440,777
Forbo Holding AG (Reg.)	30	8,430
Georg Fischer AG (Reg.)	170	13,955
Givaudan AG	614	252,456
Holcim Ltd. (Bearer)	1,725	280,324
Kudelski SA (Bearer) (a)	2,000	24,034
Kuoni Reisen Holding AG Class B (Reg.) (a)	150	28,841
Logitech International SA (Reg.) (a)	2,900	97,471
Lonza Group AG	3,978	227,104
Nestle SA (Reg.)	26,170	5,283,350
Nobel Biocare Holding AG (Sweden) (a)	1,300	73,678

	Shares	Value (Note 1)
Novartis AG (Reg.)	181,100	$ 6,669,462
Phonak Holding AG	900	7,288
PubliGroupe SA (Reg.) (a)	84	12,424
Roche Holding AG:
(Bearer)	1,887	182,106
(participation certificate)	46,884	2,823,961
Schindler Holding AG	330	45,818
Serono SA Series B	450	200,333
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	305	103,753
Sulzer AG (Reg.)	200	23,405
Swiss Reinsurance Co. (Reg.)	20,400	1,101,276
Swisscom AG (Reg.)	1,720	512,598
Syngenta AG (Switzerland)	7,905	386,116
Tecan Group AG	600	15,352
The Swatch Group AG:
(Bearer)	2,250	187,188
(Reg.)	3,900	65,901
UBS AG (Reg.)	83,154	3,498,956
Unaxis Holding AG (Reg.)	547	31,714
Valora Holding AG	220	36,524
Zurich Financial Services AG	9,350	795,156
TOTAL SWITZERLAND		25,841,894
United Kingdom - 24.3%
3i Group PLC	37,819	283,304
Aegis Group PLC	44,904	42,577
AMEC PLC	12,438	36,212
Amersham PLC	42,779	289,827
Amvescap PLC	41,206	191,139
ARM Holdings PLC (a)	51,647	43,078
Associated British Ports Holdings PLC	19,835	125,330
AstraZeneca PLC:
(Sweden)	4,994	159,889
(United Kingdom)	99,370	3,191,765
Aviva PLC	132,608	825,898
AWG PLC	9,701	80,304
BAA PLC	62,993	429,256
BAE Systems PLC	186,407	322,694
Balfour Beatty PLC	25,714	64,647
Barclays PLC	402,082	2,322,290
Barratt Developments PLC	14,490	93,495
BBA Group PLC	24,836	56,772
Berkeley Group PLC	6,609	65,370
BG Group PLC	207,400	798,854
BHP Billiton PLC	137,782	715,554
BOC Group PLC	29,995	354,743
Boots Group PLC	52,720	449,687
BP PLC	1,348,593	8,565,819
BPB PLC	25,135	104,033
Brambles Industries PLC	49,262	116,677
British Airways PLC (a)	32,619	53,516
British American Tobacco PLC	96,118	937,847
British Land Co. PLC	33,995	229,513
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
British Sky Broadcasting Group PLC (BSkyB) (a)	72,327	$ 715,388
BT Group PLC	530,586	1,355,647
Bunzl PLC	30,702	186,021
Cable & Wireless PLC	129,942	122,698
Cadbury Schweppes PLC	123,724	625,021
Canary Wharf Group PLC	32,704	122,494
Capita Group PLC	44,763	171,183
Carlton Communications PLC	37,257	49,838
Celltech Group PLC (a)	13,418	68,259
Centrica PLC	248,096	550,522
Chubb PLC	49,188	46,446
Compass Group PLC	134,422	581,753
Corus Group PLC (a)	161,510	44,481
Daily Mail & General Trust PLC Class A	16,236	123,669
De La Rue PLC	12,253	39,530
Diageo PLC	195,023	1,933,580
Dixons Group PLC	124,456	180,194
Electrocomponents PLC	30,423	112,993
EMI Group PLC	41,137	68,786
Exel PLC	19,814	175,712
FirstGroup PLC	20,088	72,711
FKI PLC	31,384	31,363
George Wimpey PLC	19,553	83,391
GKN PLC	41,152	102,002
GlaxoSmithKline PLC	363,841	6,376,312
Granada PLC	162,440	138,685
GUS PLC	59,158	472,482
Hammerson PLC	17,515	135,065
Hanson PLC	46,740	219,053
Hays PLC	110,455	125,157
HBOS PLC	230,980	2,406,402
Hilton Group PLC	102,552	240,473
HSBC Holdings PLC (United Kingdom) (Reg.)	569,349	6,110,253
IMI PLC	16,916	61,762
Imperial Chemical Industries PLC	74,607	178,467
Imperial Tobacco Group PLC	42,850	667,946
International Power PLC (a)	59,227	84,587
Invensys PLC	230,888	58,138
J. Sainsbury PLC	86,369	315,342
Johnson Matthey PLC	11,748	151,882
Kelda Group PLC	20,561	132,667
Kidde PLC	31,158	28,072
Kingfisher PLC	154,783	557,212
Land Securities Group PLC	29,364	343,814
Legal & General Group PLC	383,687	451,361
Lloyds TSB Group PLC	339,557	1,891,698
LogicaCMG PLC	35,824	67,795
Man Group PLC	17,232	231,866
Marks & Spencer Group PLC	134,861	648,386
Misys PLC	33,404	100,671

	Shares	Value (Note 1)
National Grid Transco PLC	190,418	$ 1,222,655
Next PLC	18,147	228,471
Novar PLC	9,387	16,989
P&O Princess Cruises PLC	40,316	253,155
Pearson PLC	48,880	369,240
Peninsular & Oriental Steam Navigation Co.	35,567	88,018
Pilkington PLC	60,850	50,275
Provident Financial PLC	16,521	149,370
Prudential PLC	120,217	639,467
Rank Group PLC	31,530	115,863
Reckitt Benckiser PLC	32,197	507,207
Reed Elsevier PLC	75,410	550,066
Rentokil Initial PLC	115,583	332,420
Reuters Group PLC	93,320	174,766
Rexam PLC	23,288	118,286
Rio Tinto PLC (Reg.)	66,427	1,343,332
RMC Group PLC	13,133	76,058
Rolls-Royce PLC	86,886	108,706
Royal & Sun Alliance Insurance Group PLC	78,846	88,720
Royal Bank of Scotland Group PLC	165,833	3,792,035
SABMiller PLC	46,030	283,239
Safeway PLC	59,026	274,496
Sage Group PLC	81,908	172,407
Schroders PLC	7,733	52,056
Scottish & Newcastle PLC	44,543	235,534
Scottish & Southern Energy PLC	51,704	512,626
Scottish Power PLC	111,925	642,037
Serco Group PLC	26,435	53,667
Severn Trent PLC	19,218	212,920
Shell Transport & Trading Co. PLC (Reg.)	584,016	3,380,478
Signet Group PLC	90,486	107,514
Six Continents PLC	51,921	505,789
Slough Estates PLC	21,384	103,147
Smith & Nephew PLC	57,223	329,600
Smiths Group PLC	34,327	326,294
SSL International PLC	5,870	19,076
Stagecoach Group PLC	73,634	45,483
Tate & Lyle PLC	21,161	92,497
Taylor Woodrow PLC	39,628	112,568
Tesco PLC	431,346	1,099,706
TI Automotive Ltd. (a)	22,478	0
Unilever PLC	162,530	1,428,233
United Business Media PLC	16,612	57,253
United Utilities PLC	34,365	319,083
Vodafone Group PLC	4,099,370	7,419,865
Whitbread PLC	15,426	126,481
Wolseley PLC	36,033	284,102
WPP Group PLC	70,302	432,317
TOTAL UNITED KINGDOM		79,562,887
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - 0.0%
Synthes-Stratec, Inc.	290	$ 160,843
TOTAL COMMON STOCKS (Cost $428,861,152)		306,995,232
Nonconvertible Preferred Stocks - 0.6%

Australia - 0.2%
News Corp. Ltd. (ltd. vtg.)	126,844	659,102
Germany - 0.2%
Fresenius Medical Care AG	1,350	41,562
Henkel KGaA	3,600	220,225
Hugo Boss AG	1,700	21,295
Porsche AG (non-vtg.)	500	161,762
ProSiebenSat.1 Media AG	3,728	22,544
RWE AG (non-vtg.)	2,000	40,538
Volkswagen AG	6,350	186,512
Wella AG	1,300	84,509
TOTAL GERMANY		778,947
Italy - 0.2%
Banca Intesa Spa (Risp)	48,189	80,449
Fiat Spa	5,277	24,816
Fiat Spa (Risp)	2,203	10,303
Telecom Italia Spa (Risp)	128,173	629,755
TOTAL ITALY		745,323
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,881,813)		2,183,372
Government Obligations - 3.2%
Principal Amount
United States of America - 3.2%
U.S. Treasury Bills, yield at date of purchase 1.16% to 1.18% 3/27/03 to 4/3/03 (d) (Cost $10,376,731)	$ 10,388,000	10,377,465
Money Market Funds - 10.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.41% (b)	6,425,243	$ 6,425,243
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	28,831,546	28,831,546
TOTAL MONEY MARKET FUNDS (Cost $35,256,789)		35,256,789
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $477,376,485)	354,812,858
NET OTHER ASSETS - (8.4)%	(27,567,945)
NET ASSETS - 100%	$ 327,244,913
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 CAC 40 Index Contracts (France)	March 2003	$ 29,739	$ (3,497)
1 DAX 100 Index Contracts (Germany)	March 2003	68,611	(5,660)
203 Dow Jones Euro Stoxx 50 Index Contracts	March 2003	4,671,356	(395,790)
157 FTSE 100 Index Contracts (United Kingdom)	March 2003	8,971,429	(510,222)
5 Hang Seng 100 Index Contracts (Hong Kong)	March 2003	289,266	(83)
1 IBEX 35 Index Contracts (Spain)	March 2003	64,764	(1,927)
1 MIB 30 Index Contracts (Italy)	March 2003	126,645	(5,759)
4 MSCI Index Contracts (Singapore)	March 2003	71,862	(1,179)
18 Nikkei 225 Index Contracts (Japan)	March 2003	757,350	(24,813)
34 OMX Index Contracts (Sweden)	March 2003	188,896	1,521
19 S&P/ASX 200 Index Contracts (Australia)	March 2003	807,504	(62,288)
27 Topix 150 Index Contracts (Japan)	March 2003	1,867,428	(63,010)
		$ 17,914,850	$ (1,072,707)

The face value of futures purchased as a percentage of net assets - 5.3%
Forward Foreign Currency Contracts
	Settlement Dates	Value (Note 1)	Unrealized Gain/(Loss)
Contracts to Buy
4,120,000 EUR	March 2003	$ 4,447,164	$ (18,916)
4,860,000 GBP	March 2003	7,643,322	(346,518)
241,000,000 JPY	March 2003	2,040,959	30,951
1,569,170 SEK	April 2003	184,186	(814)
130,125 SGD	April 2003	74,974	(26)
		$ 14,390,605	$ (335,323)
(Payable Amount $14,725,928)
The value of contracts to buy as a percentage of net assets - 4.4%
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
SGD	-	Singapore dollar
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,383 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,567,430.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $133,973,318 and $56,773,290, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $22,058,000. The weighted average interest rate was 2.06%. At period end there were no bank borrowings outstanding.

Income Tax Information

At February 28, 2003, the fund had a capital loss carryforward of approximately $48,835,000 of which $517,000, $10,604,000 and $37,714,000 will expire on February 28, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $5,198,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2003

Assets
Investment in securities, at value (including securities loaned of $27,507,224) (cost $477,376,485) - See accompanying schedule		$ 354,812,858
Foreign currency held at value (cost $580,710)		580,761
Receivable for investments sold		272,877
Unrealized appreciation on foreign currency contracts		30,951
Receivable for fund shares sold		286,183
Dividends receivable		934,135
Interest receivable		6,706
Redemption fees receivable		178
Receivable for daily variation on futures contracts		284,158
Receivable from investment adviser for expense reductions		14,380
Other receivables		13,980
Total assets		357,237,167

Liabilities
Payable for investments purchased	$ 345,026
Unrealized depreciation on foreign currency contracts	366,274
Payable for fund shares redeemed	238,159
Accrued management fee	93,713
Other payables and accrued expenses	117,536
Collateral on securities loaned, at value	28,831,546
Total liabilities		29,992,254

Net Assets		$ 327,244,913
Net Assets consist of:
Paid in capital		$ 522,339,998
Undistributed net investment income		1,463,896
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,596,022)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(123,962,959)
Net Assets, for 17,305,553 shares outstanding		$ 327,244,913
Net Asset Value, offering price and redemption price per share ($327,244,913 ÷ 17,305,553 shares)		$ 18.91

Statement of Operations

		Year ended February 28, 2003

Investment Income
Dividends		$ 7,465,215
Interest		189,838
Security lending		282,383
		7,937,436
Less foreign taxes withheld		(790,496)
Total income		7,146,940

Expenses
Management fee	$ 1,074,057
Transfer agent fees	440,955
Accounting and security lending fees	194,315
Non-interested trustees' compensation	1,141
Custodian fees and expenses	4,232
Registration fees	42,483
Audit	48,793
Legal	1,222
Interest	3,787
Miscellaneous	2,457
Total expenses before reductions	1,813,442
Expense reductions	(568,003)	1,245,439
Net investment income (loss)		5,901,501
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(34,313,506)
Foreign currency transactions	2,703,012
Futures contracts	(3,133,366)
Total net realized gain (loss)		(34,743,860)
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,331,726)
Assets and liabilities in foreign currencies	(318,631)
Futures contracts	(1,175,133)
Total change in net unrealized appreciation (depreciation)		(29,825,490)
Net gain (loss)		(64,569,350)
Net increase (decrease) in net assets resulting from operations		$ (58,667,849)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended February 28, 2003	Year ended February 28, 2002
Operations
Net investment income (loss)	$ 5,901,501	$ 5,327,647
Net realized gain (loss)	(34,743,860)	(33,049,854)
Change in net unrealized appreciation (depreciation)	(29,825,490)	(46,864,671)
Net increase (decrease) in net assets resulting from operations	(58,667,849)	(74,586,878)
Distributions to shareholders from net investment income	(6,447,504)	(4,106,357)
Share transactions Net proceeds from sales of shares	179,242,505	176,158,325
Reinvestment of distributions	5,902,392	3,735,367
Cost of shares redeemed	(98,088,593)	(141,524,553)
Net increase (decrease) in net assets resulting from share transactions	87,056,304	38,369,139
Redemption fees	69,149	110,493
Total increase (decrease) in net assets	22,010,100	(40,213,603)

Net Assets
Beginning of period	305,234,813	345,448,416
End of period (including undistributed net investment income of $1,463,896 and distributions in excess of net investment income of $611,268, respectively)	$ 327,244,913	$ 305,234,813
Other Information Shares
Sold	8,485,440	6,730,041
Issued in reinvestment of distributions	295,174	155,521
Redeemed	(4,512,357)	(5,607,463)
Net increase (decrease)	4,268,257	1,278,099

Financial Highlights

Years ended February 28,	2003	2002	2001	2000 D	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 23.41	$ 29.38	$ 36.26	$ 28.84	$ 27.64
Income from Investment Operations
Net investment income (loss) B	.41	.41	.51	.49	.46
Net realized and unrealized gain (loss)	(4.52)	(6.07)	(7.03)	7.25	1.08
Total from investment operations	(4.11)	(5.66)	(6.52)	7.74	1.54
Distributions from net investment income	(.39)	(.32)	(.29)	(.12)	(.48)
Distributions from net realized gain	-	-	(.06)	(.26)	(.09)
Distributions in excess of net realized gain	-	-	(.02)	-	(.04)
Total distributions	(.39)	(.32)	(.37)	(.38)	(.61)
Redemption fees added to paid in capitalB	-	.01	.01	.06	.27
Net asset value, end of period	$ 18.91	$ 23.41	$ 29.38	$ 36.26	$ 28.84
Total Return A	(17.65)%	(19.26)%	(18.04)%	27.08%	6.58%
Ratios to Average Net Assets C
Expenses before expense reductions	.58%	.56%	.56%	.68%	.98%
Expenses net of voluntary waivers, if any	.40%	.35%	.35%	.35%	.36%
Expenses net of all reductions	.39%	.35%	.35%	.35%	.36%
Net investment income (loss)	1.87%	1.60%	1.53%	1.48%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 327,245	$ 305,235	$ 345,448	$ 254,967	$ 43,176
Portfolio turnover rate	19%	12%	4%	3%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2003

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Spartan Extended Market Index Fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 1,440,369,916	$ 83,489,633	$ (499,149,922)	$ (415,660,289)
Spartan Extended Market Index	648,806,652	60,078,031	(273,229,405)	(213,151,374)
Spartan International Index	497,121,057	13,176,879	(155,485,078)	(142,308,199)
	Undistributed Ordinary Income	Capital Loss Carryforward
Spartan Total Market Index	$ 2,263,484	$ (47,458,119)
Spartan Extended Market Index	-	(56,021,251)
Spartan International Index	1,247,584	(48,835,321)

The tax character of distributions paid was as follows:

	Year ended February 28, 2003
	Ordinary Income	Long-term Capital Gains	Total
Spartan Total Market Index	$ 13,926,895	$ -	$ 13,926,895
Spartan Extended Market Index	4,322,913	-	4,322,913
Spartan International Index	6,447,504	-	6,447,504
	Year ended February 28, 2002
	Ordinary Income	Long-term Capital Gains	Total
Spartan Total Market Index	$ 11,513,160	$ -	$ 11,513,160
Spartan Extended Market Index	7,156,094	4,078,419	11,234,513
Spartan International Index	4,106,357	-	4,106,357

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of short-term trading fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees totaled $5,652 and $7,536, respectively.

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's

Annual Report

2. Operating Policies - continued

Futures Contracts - continued

exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Swaps. The funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. Each applicable fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Payments made and received by each applicable fund are recorded in the Statement of Operations as income. Gains or losses are realized upon expiration or maturity or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the fluctuation of interest rates or in the price of the underlying security, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements".

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Total Market Index	.24%
Spartan Extended Market Index	.24%
Spartan International Index	.34%

Sub-Adviser. Prior to January 13, 2003, FMR and each of the funds entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI is a registered investment advisor and a wholly-owned, indirect subsidiary of Deutsche Bank AG. DAMI received a sub-advisory fee from FMR for providing discretionary investment advisory services to each of the funds. Subsequent to January 13, 2003, DAMI no longer served as sub-adviser. FMR has assumed responsibility for all investment management decisions.

Prior to January 13, 2003, Deutsche Bank Trust Company Americas (DBTCA), also a wholly-owned indirect subsidiary of Deutsche Bank AG, was responsible for providing securities lending services. DBTCA retained up to 20% of the annual revenues for providing securities lending services. For the period, DBTCA retained the following amounts:

Amount
Spartan Total Market Index	$ 78,080
Spartan Extended Market Index	$ 90,648
Spartan International Index	$ 65,586

Effective January 13, 2003, the fund has entered into a securities lending agreement under the same terms with Mellon Bank, N.A.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Total Market Index	.13%
Spartan Extended Market Index	.15%
Spartan International Index	.14%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Total Market Index	$ 11,971
Spartan Extended Market Index	$ 10,652
Spartan International Index	$ 10,894

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser and sub-adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

8. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan Total Market Index	.25%	$ 1,708,994
Spartan Extended Market Index	.25% - .40% *	$ 684,411
Spartan International Index	.35% - .47% *	$ 567,813

* Expense limitation in effect at period end.

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Total Market Index	$ 2,328
Spartan Extended Market Index	1,909
Spartan International Index	190

9. Other Information.

At the end of the period, Fidelity Four-in-One Index was the owner of record of approximately 12% of the total outstanding shares of Spartan International Index Fund.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2003, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's Management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 7, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Members may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Total Market Index (2001), Spartan Extended Market Index (2001), and Spartan International Index (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (48)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (50)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp., and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of Lucas Varity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109. Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

George H. Heilmeier (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (44)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)

Year of Election or Appointment: 1997

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Fund	April	December
Spartan Total Market Index	100%	99%
Spartan Extended Market Index	100%	57%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Spartan International Index	4/8/02	$.014	$.004
Spartan International Index	12/23/02	$.375	$.031

The funds will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

Fidelity's Index Funds

Four-In-One Index Fund

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

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and Account Assistance 1-800-544-6666

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SIF-ANN-0403
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